                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                            Irvine, California 92614
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       Met Investors Series Trust                          1666 K Street, N.W.
       5 Park Plaza, Suite 1900                           Washington, D.C. 20006
       Irvine, California 92614

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 99.4%
AEROSPACE & DEFENSE -- 4.4%
Boeing Co. (The)                                             42,791 $ 4,492,627
General Dynamics Corp.                                       28,616   2,417,194
Lockheed Martin Corp.                                        28,163   3,055,404
Northrop Grumman Corp.                                       32,948   2,569,944
Raytheon Co.                                                 56,016   3,574,941
United Technologies Corp.                                    52,581   4,231,719
                                                                    -----------
                                                                     20,341,829
                                                                    -----------
BANKS -- 2.6%
Bank of America Corp.                                        94,272   4,739,053
Bank of New York Mellon Corp. (The)                          37,287   1,645,848
Northern Trust Corp.                                         15,300   1,013,931
U.S. Bancorp (a)                                             29,079     945,940
Wachovia Corp.                                               33,623   1,686,194
Wells Fargo & Co.                                            60,444   2,153,015
                                                                    -----------
                                                                     12,183,981
                                                                    -----------
BEVERAGES -- 1.1%
Anheuser-Busch Cos., Inc.                                    12,900     644,871
Coca-Cola Co.                                                32,000   1,839,040
Pepsi Bottling Group, Inc.                                   19,100     709,947
PepsiCo, Inc.                                                28,092   2,058,020
                                                                    -----------
                                                                      5,251,878
                                                                    -----------
BIOTECHNOLOGY -- 0.7%
Amgen, Inc. *                                                19,141   1,082,806
Genzyme Corp. *                                              14,900     923,204
Invitrogen Corp. *                                           12,900   1,054,317
                                                                    -----------
                                                                      3,060,327
                                                                    -----------
CHEMICALS -- 0.9%
Dow Chemical Co. (The)                                       58,017   2,498,212
E.I. du Pont de Nemours & Co. (a)                            32,096   1,590,678
                                                                    -----------
                                                                      4,088,890
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
Accenture, Ltd. - Class A                                    19,180     771,995
Archer-Daniels-Midland Co. (a)                               60,400   1,998,032
McKesson Corp.                                               54,570   3,208,170
R. R. Donnelley & Sons Co.                                   16,000     584,960
                                                                    -----------
                                                                      6,563,157
                                                                    -----------
COMPUTERS & PERIPHERALS -- 5.4%
Apple, Inc. *                                                18,862   2,896,072
Dell, Inc. *                                                 39,704   1,095,830
Electronic Data Systems Corp.                                85,950   1,877,148
EMC Corp. *                                                  35,409     736,507
Hewlett-Packard Co.                                         146,246   7,281,588
International Business Machines Corp. (a)                    71,643   8,439,546
Western Digital Corp. *                                     110,300   2,792,796
                                                                    -----------
                                                                     25,119,487
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.1%
Chicago Bridge & Iron Co. N.V.                               13,200     568,392
                                                                    -----------
CONSUMER FINANCE -- 0.3%
American Express Co.                                         19,800   1,175,526
                                                                    -----------
CONTAINERS & PACKAGING -- 0.5%
Pactiv Corp. *                                               87,100   2,496,286
                                                                    -----------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
ELECTRIC UTILITIES -- 2.2%
Edison International                                         21,600 $ 1,197,720
Exelon Corp.                                                 11,160     841,018
FirstEnergy Corp.                                            57,932   3,669,413
Northeast Utilities                                          15,600     445,692
PG&E Corp.                                                   49,100   2,346,980
Public Service Enterprise Group, Inc.                        19,460   1,712,285
TXU Corp.                                                        91       6,231
                                                                    -----------
                                                                     10,219,339
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.5%
Acuity Brands, Inc.                                          15,400     777,392
Emerson Electric Co.                                         24,700   1,314,534
                                                                    -----------
                                                                      2,091,926
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Vishay Intertechnology, Inc. *                               75,100     978,553
                                                                    -----------
ENERGY -- 0.1%
Energy Transfer Equity LP (a)                                17,600     603,680
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Halliburton Co.                                              64,516   2,477,414
National-Oilwell Varco, Inc. *                               19,850   2,868,325
Schlumberger, Ltd.                                           19,886   2,088,030
Superior Energy Services, Inc. *                             28,000     992,320
                                                                    -----------
                                                                      8,426,089
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 7.5%
Affiliated Managers Group, Inc. *(a)                         10,800   1,377,108
Ameriprise Financial, Inc.                                   20,900   1,318,999
Citigroup, Inc.                                             200,000   9,334,000
Federated Investors, Inc. - Class B (a)                      69,800   2,771,060
First Marblehead Corp. (The) (a)                             11,550     438,092
Goldman Sachs Group, Inc. (The)                              17,931   3,886,365
JPMorgan Chase & Co.                                        143,353   6,568,435
Lehman Brothers Holdings, Inc. (a)                            9,132     563,718
Merrill Lynch & Co., Inc.                                    35,262   2,513,475
Morgan Stanley                                               32,007   2,016,441
Raymond James Financial, Inc.                               119,600   3,928,860
                                                                    -----------
                                                                     34,716,553
                                                                    -----------
FINANCIAL SERVICES -- 0.5%
Fannie Mae                                                   16,134     981,109
Freddie Mac                                                   9,519     561,716
Washington Mutual, Inc. (a)                                  15,300     540,243
                                                                    -----------
                                                                      2,083,068
                                                                    -----------
FOOD & DRUG RETAILING -- 0.6%
Brinker International, Inc.                                  16,700     458,248
Darden Restaurants, Inc.                                     21,800     912,548
McDonald's Corp.                                             20,858   1,136,135
                                                                    -----------
                                                                      2,506,931
                                                                    -----------
FOOD PRODUCTS -- 3.0%
ConAgra Foods, Inc.                                         118,720   3,102,153
Corn Products International, Inc.                            29,700   1,362,339
Kroger Co. (The)                                             96,800   2,760,736
Safeway, Inc.                                                70,160   2,322,998
Smithfield Foods, Inc. *                                     36,450   1,148,175
Tyson Foods, Inc. - Class A                                  83,225   1,485,566
Unilever N.V.                                                48,500   1,496,225
                                                                    -----------
                                                                     13,678,192
                                                                    -----------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
GAS UTILITIES -- 0.4%
UGI Corp.                                                    75,700 $ 1,966,686
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Johnson & Johnson                                            71,054   4,668,248
Kinetic Concepts, Inc. *(a)                                  21,600   1,215,648
Medtronic, Inc.                                              19,600   1,105,636
Respironics, Inc. *                                          25,000   1,200,750
                                                                    -----------
                                                                      8,190,282
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.1%
Aetna, Inc.                                                  55,688   3,022,188
Coventry Health Care, Inc. *                                 23,300   1,449,493
Humana, Inc. *                                               46,206   3,228,875
UnitedHealth Group, Inc.                                     85,135   4,123,088
WellPoint, Inc. *                                            34,043   2,686,674
                                                                    -----------
                                                                     14,510,318
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
Carnival Corp.                                               10,700     518,201
                                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Reliant Energy, Inc. *                                       66,700   1,707,520
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 2.4%
3M Co.                                                       12,161   1,138,026
General Electric Co.                                        180,824   7,486,114
Honeywell International, Inc.                                43,566   2,590,870
                                                                    -----------
                                                                     11,215,010
                                                                    -----------
INSURANCE -- 6.5%
Allstate Corp. (The)                                         17,700   1,012,263
American International Group, Inc.                          117,365   7,939,742
CIGNA Corp.                                                  33,550   1,787,880
Hartford Financial Services Group, Inc. (The)                19,167   1,773,906
Loews Corp.                                                  53,255   2,574,879
Manulife Financial Corp.                                    173,600   7,162,736
Principal Financial Group, Inc.                              44,400   2,801,196
Prudential Financial, Inc.                                   24,836   2,423,497
Travelers Cos., Inc. (The)                                   42,300   2,129,382
W.R. Berkley Corp.                                           17,600     521,488
                                                                    -----------
                                                                     30,126,969
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 1.0%
eBay, Inc. *                                                 23,047     899,294
Google, Inc. - Class A *                                      5,300   3,006,531
Yahoo!, Inc. *                                               22,524     604,544
                                                                    -----------
                                                                      4,510,369
                                                                    -----------
MACHINERY -- 1.0%
Caterpillar, Inc.                                            17,200   1,348,996
Reliance Steel & Aluminum Co.                                36,600   2,069,364
Terex Corp. *                                                12,100   1,077,142
                                                                    -----------
                                                                      4,495,502
                                                                    -----------
MARINE -- 0.4%
Tidewater, Inc. (a)                                          30,000   1,885,200
                                                                    -----------
MEDIA -- 2.3%
Citadel Broadcasting Corp. (a)                                    1           4
Comcast Corp. - Class A *(a)                                 36,670     886,681
EchoStar Communications Corp. *                              51,700   2,420,077
Meredith Corp.                                               12,400     710,520
News Corp. - Class A                                         48,736   1,071,705
Shaw Communications, Inc. - Class B                          43,400   1,078,056
Time Warner, Inc.                                            65,835   1,208,730

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Walt Disney Co. (The) (a)                                    90,280 $ 3,104,729
                                                                    -----------
                                                                     10,480,502
                                                                    -----------
METALS & MINING -- 0.7%
Alcoa, Inc.                                                  20,200     790,224
Freeport-McMoRan Copper & Gold, Inc. - Class B               20,100   2,108,289
Precision Castparts Corp.                                     3,550     525,329
                                                                    -----------
                                                                      3,423,842
                                                                    -----------
OIL & GAS -- 13.0%
Apache Corp.                                                 17,500   1,576,050
Chevron Corp.                                                89,144   8,342,096
ConocoPhillips                                               69,258   6,078,775
Devon Energy Corp.                                           12,075   1,004,640
El Paso Corp.                                                81,720   1,386,788
EnCana Corp.                                                 31,610   1,955,078
Exxon Mobil Corp.                                           216,929  20,078,948
GlobalSantaFe Corp.                                          55,300   4,203,906
Marathon Oil Corp.                                           45,332   2,584,831
Murphy Oil Corp.                                             14,300     999,427
Noble Corp.                                                  37,160   1,822,698
Occidental Petroleum Corp.                                   20,986   1,344,783
Petro-Canada                                                 62,400   3,581,136
Transocean, Inc. *                                           22,700   2,566,235
Valero Energy Corp.                                          20,073   1,348,504
Williams Cos., Inc. (The)                                    39,450   1,343,667
                                                                    -----------
                                                                     60,217,562
                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co.                                      30,960   1,110,535
                                                                    -----------
PERSONAL PRODUCTS -- 0.8%
Procter & Gamble Co. (The)                                   54,172   3,810,459
                                                                    -----------
PHARMACEUTICALS -- 7.8%
Abbott Laboratories                                          25,359   1,359,750
Bristol-Myers Squibb Co.                                     53,050   1,528,901
Cephalon, Inc. *(a)                                          31,900   2,330,614
DENTSPLY International, Inc.                                 70,850   2,950,194
Eli Lilly & Co.                                              18,726   1,066,071
Endo Pharmaceuticals Holdings, Inc. *                        42,200   1,308,622
Forest Laboratories, Inc. *                                  58,925   2,197,313
Gilead Sciences, Inc. *                                      15,226     622,287
King Pharmaceuticals, Inc. *                                201,000   2,355,720
Merck & Co., Inc.                                            66,780   3,451,858
Mylan Laboratories, Inc. (a)                                 96,800   1,544,928
NBTY, Inc. *(a)                                              19,800     803,880
Pfizer, Inc.                                                305,725   7,468,862
Schering-Plough Corp.                                        78,864   2,494,468
Watson Pharmaceuticals, Inc. *                              113,100   3,664,440
Wyeth                                                        23,251   1,035,832
                                                                    -----------
                                                                     36,183,740
                                                                    -----------
REAL ESTATE -- 1.5%
Annaly Mortgage Management, Inc. (REIT)                     112,100   1,785,753
CB Richard Ellis Group, Inc. - Class A *(a)                  84,200   2,344,128
Jones Lang LaSalle, Inc. (a)                                 27,500   2,825,900
                                                                    -----------
                                                                      6,955,781
                                                                    -----------
RETAIL - MULTILINE -- 3.2%
Costco Wholesale Corp.                                        7,827     480,343
J.C. Penney Co., Inc.                                        62,400   3,954,288
Target Corp.                                                 46,737   2,971,071
Wal-Mart Stores, Inc.                                       165,840   7,238,916
                                                                    -----------
                                                                     14,644,618
                                                                    -----------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
RETAIL - SPECIALTY -- 0.9%
American Eagle Outfitters, Inc. (a)                         86,139 $  2,266,317
Home Depot, Inc. (The)                                      28,928      938,424
Lowe's Cos., Inc.                                           26,649      746,705
                                                                   ------------
                                                                      3,951,446
                                                                   ------------
ROAD & RAIL -- 0.8%
Burlington Northern Santa Fe Corp.                           6,287      510,316
CSX Corp.                                                   37,016    1,581,694
Union Pacific Corp.                                         15,800    1,786,348
                                                                   ------------
                                                                      3,878,358
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.5%
Amkor Technology, Inc. *(a)                                 61,600      709,632
Integrated Device Technology, Inc. *                       109,225    1,690,803
Intel Corp.                                                208,749    5,398,249
Lam Research Corp. *                                        36,770    1,958,370
MEMC Electronic Materials, Inc. *                           16,800      988,848
Texas Instruments, Inc.                                     24,574      899,163
                                                                   ------------
                                                                     11,645,065
                                                                   ------------
SOFTWARE -- 3.6%
BMC Software, Inc. *                                        88,105    2,751,519
Microsoft Corp.                                            235,635    6,941,807
Oracle Corp. *                                             262,600    5,685,290
Sybase, Inc. *                                              49,572    1,146,601
                                                                   ------------
                                                                     16,525,217
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 8.0%
AT&T, Inc.                                                 330,733   13,993,313
Cisco Systems, Inc. *                                      218,124    7,222,086
Corning, Inc.                                               47,864    1,179,848
Harris Corp.                                                84,370    4,875,742
Qwest Communications International, Inc. *(a)              452,600    4,145,816
Sprint Nextel Corp.                                         46,051      874,969
Verizon Communications, Inc.                               102,180    4,524,530
                                                                   ------------
                                                                     36,816,304
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.4%
Motorola, Inc.                                              40,505      750,558
QUALCOMM, Inc.                                              27,352    1,155,895
                                                                   ------------
                                                                      1,906,453
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
NIKE, Inc. - Class B                                        78,990    4,633,553
                                                                   ------------
TOBACCO -- 0.9%
Altria Group, Inc.                                          59,925    4,166,585
                                                                   ------------
TRANSPORTATION -- 0.9%
FedEx Corp.                                                 18,800    1,969,300
Ryder System, Inc.                                          24,900    1,220,100
United Parcel Service, Inc. - Class B                       12,110      909,461
                                                                   ------------
                                                                      4,098,861
                                                                   ------------
Total Common Stocks
  (Cost $389,917,869)                                               459,729,022
                                                                   ------------
SHORT-TERM INVESTMENT -- 8.0%
State Street Navigator Securities Lending Prime
  Portfolio (b) (Cost $37,208,229)                     $37,208,229   37,208,229
                                                                   ------------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                  VALUE
--------------------                                              ------------
TOTAL INVESTMENTS -- 107.4% (Cost $427,126,098#)                  $496,937,251
                                                                  ------------
Other Assets and Liabilities (net) -- (7.4)%                       (34,265,497)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $462,671,754
                                                                  ============

PORTFOLIO FOOTNOTES:
*      Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $79,523,922 and $9,712,769 respectively, resulting in a net unrealized appreciation of $69,811,153.
(a)    All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 100.0%
AEROSPACE & DEFENSE -- 0.9%
Goodrich Corp.                                               19,400 $ 1,323,662
                                                                    -----------
AIRLINES -- 0.6%
Continental Airlines, Inc. - Class B *(a)                    28,200     931,446
                                                                    -----------
AUTO COMPONENTS -- 1.0%
Johnson Controls, Inc.                                       12,620   1,490,548
                                                                    -----------
AUTOMOBILES -- 0.5%
Oshkosh Truck Corp.                                          13,700     848,989
                                                                    -----------
BANKS -- 1.7%
BancorpSouth, Inc. (a)                                       45,900   1,115,370
SVB Financial Group *(a)                                     31,700   1,501,312
                                                                    -----------
                                                                      2,616,682
                                                                    -----------
BEVERAGES -- 1.1%
Molson Coors Brewing Co. - Class B                           17,500   1,744,225
                                                                    -----------
BIOTECHNOLOGY -- 2.3%
Charles River Laboratories International, Inc. *(a)          31,034   1,742,559
Invitrogen Corp. *                                           21,675   1,771,498
                                                                    -----------
                                                                      3,514,057
                                                                    -----------
BUILDING PRODUCTS -- 0.6%
Martin Marietta Materials, Inc. (a)                           7,400     988,270
                                                                    -----------
CHEMICALS -- 2.6%
Airgas, Inc.                                                 11,152     575,778
Celanese Corp.                                               12,904     502,998
CF Industries Holdings, Inc.                                 17,000   1,290,470
Lubrizol Corp.                                               12,800     832,768
OM Group, Inc. *                                             15,200     802,712
                                                                    -----------
                                                                      4,004,726
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 8.7%
Allied Waste Industries, Inc. *(a)                          100,880   1,286,220
Archer-Daniels-Midland Co.                                    8,800     291,104
Brink's Co. (The) (a)                                        13,800     771,144
Deluxe Corp.                                                 29,700   1,094,148
DeVry, Inc.                                                  30,800   1,139,908
Herman Miller, Inc. (a)                                      10,300     279,542
ITT Educational Services, Inc. *(a)                           5,900     717,971
Kelly Services, Inc.                                          8,350     165,414
Korn/Ferry International *(a)                                41,896     691,703
Manpower, Inc.                                               22,095   1,421,813
McKesson Corp.                                               14,200     834,818
MPS Group, Inc. *(a)                                         63,612     709,274
Nalco Holding Co.                                            40,400   1,197,860
Robert Half International, Inc. (a)                           8,400     250,824
Sotheby's (a)                                                35,600   1,701,324
United Rentals, Inc. *(a)                                    29,900     961,883
                                                                    -----------
                                                                     13,514,950
                                                                    -----------
COMPUTERS & PERIPHERALS -- 1.9%
CGI Group, Inc. *                                            36,700     418,380
Electronic Data Systems Corp.                                30,000     655,200
Western Digital Corp. *                                      73,780   1,868,110
                                                                    -----------
                                                                      2,941,690
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 1.5%
KBR, Inc. *                                                  59,500   2,306,815
                                                                    -----------

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
CONTAINERS & PACKAGING -- 0.4%
Pactiv Corp. *                                                19,200 $  550,272
                                                                     ----------
ELECTRIC UTILITIES -- 4.6%
Alliant Energy Corp.                                          14,900    570,968
Black Hills Corp. (a)                                         12,400    508,648
CMS Energy Corp. (a)                                          47,050    791,381
El Paso Electric Co. *                                        18,865    436,347
MDU Resources Group, Inc.                                     62,330  1,735,267
Northeast Utilities                                           31,900    911,383
Pepco Holdings, Inc.                                          52,900  1,432,532
Puget Energy, Inc. (a)                                        12,595    308,200
Sierra Pacific Resources                                      31,219    491,075
                                                                     ----------
                                                                      7,185,801
                                                                     ----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.3%
GrafTech International, Ltd. *(a)                             29,550    527,172
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.2%
Arrow Electronics, Inc. *                                     36,500  1,551,980
Avnet, Inc. *                                                 51,320  2,045,615
Dolby Laboratories, Inc. *                                    25,000    870,500
Flextronics International, Ltd. *(a)                          14,900    166,582
Roper Industries, Inc. (a)                                    14,868    973,854
Vishay Intertechnology, Inc. *                                70,600    919,918
                                                                     ----------
                                                                      6,528,449
                                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 3.8%
Cameron International Corp. *                                 21,722  2,004,723
Grant Prideco, Inc. *                                         42,300  2,306,196
National-Oilwell Varco, Inc. *                                10,600  1,531,700
                                                                     ----------
                                                                      5,842,619
                                                                     ----------
FINANCIAL - DIVERSIFIED -- 1.8%
Affiliated Managers Group, Inc. *(a)                          10,400  1,326,104
Raymond James Financial, Inc.                                 44,600  1,465,110
                                                                     ----------
                                                                      2,791,214
                                                                     ----------
FOOD PRODUCTS -- 0.4%
Tyson Foods, Inc. - Class A                                   37,200    664,020
                                                                     ----------
GAS UTILITIES -- 1.6%
Atmos Energy Corp.                                             3,100     87,792
Energen Corp.                                                 20,000  1,142,400
UGI Corp.                                                     45,900  1,192,482
                                                                     ----------
                                                                      2,422,674
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Kinetic Concepts, Inc. *                                       3,000    168,840
West Pharmaceutical Services, Inc. (a)                        11,710    487,839
                                                                     ----------
                                                                        656,679
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 6.2%
AMERIGROUP Corp. *(a)                                          5,940    204,811
Coventry Health Care, Inc. *                                  26,110  1,624,303
Health Net, Inc. *                                            51,448  2,780,764
Humana, Inc. *                                                43,385  3,031,744
WellCare Health Plans, Inc. *                                 19,150  2,018,985
                                                                     ----------
                                                                      9,660,607
                                                                     ----------
HOUSEHOLD DURABLES -- 0.4%
Stanley Works (The) (a)                                       11,000    617,430
                                                                     ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Mirant Corp. *                                                14,880    605,318
                                                                     ----------

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES    VALUE
--------------------                                         ------ -----------
INSURANCE -- 7.4%
American Financial Group, Inc. (a)                           56,076 $ 1,599,288
Arch Capital Group, Ltd. *                                   18,765   1,396,304
Aspen Insurance Holdings, Ltd.                               30,600     854,046
Assurant, Inc.                                               26,100   1,396,350
Axis Capital Holdings, Ltd.                                  21,100     821,001
Delphi Financial Group - Class A                              7,700     311,234
Endurance Specialty Holdings, Ltd. (a)                       37,600   1,562,280
W.R. Berkley Corp.                                           64,121   1,899,905
XL Capital, Ltd. - Class A (a)                               20,726   1,641,499
                                                                    -----------
                                                                     11,481,907
                                                                    -----------
MACHINERY -- 6.2%
Ceradyne, Inc. *(a)                                           3,000     227,220
Cummins, Inc.                                                 8,512   1,088,599
Flowserve Corp.                                               7,150     544,687
Manitowoc Co., Inc. (The)                                    47,400   2,098,872
Parker Hannifin Corp. (a)                                    11,190   1,251,378
Reliance Steel & Aluminum Co.                                24,500   1,385,230
SPX Corp.                                                    15,700   1,453,192
Terex Corp. *(a)                                             18,100   1,611,262
                                                                    -----------
                                                                      9,660,440
                                                                    -----------
MARINE -- 0.9%
Tidewater, Inc. (a)                                          22,903   1,439,225
                                                                    -----------
MEDIA -- 0.5%
Shaw Communications, Inc. - Class B                          31,800     789,912
                                                                    -----------
METALS & MINING -- 5.0%
AK Steel Holding Corp. *                                     43,500   1,911,825
Cleveland-Cliffs, Inc. (a)                                    9,520     837,474
Commercial Metals Co.                                        39,200   1,240,680
Precision Castparts Corp.                                    18,520   2,740,590
Southern Copper Corp. (a)                                     4,618     571,847
Steel Dynamics, Inc. (a)                                     10,800     504,360
                                                                    -----------
                                                                      7,806,776
                                                                    -----------
OIL & GAS -- 7.5%
Frontier Oil Corp.                                           40,970   1,705,991
GlobalSantaFe Corp. (a)                                      10,900     828,618
Hess Corp.                                                   11,400     758,442
Holly Corp. (a)                                              30,450   1,821,824
Noble Energy, Inc.                                           13,683     958,357
Pride International, Inc. *                                  57,225   2,091,574
Tesoro Corp. (a)                                             42,875   1,973,107
Unit Corp. *                                                 12,400     600,160
Western Refining, Inc. (a)                                   24,700   1,002,326
                                                                    -----------
                                                                     11,740,399
                                                                    -----------
PHARMACEUTICALS -- 5.5%
Cephalon, Inc. *(a)                                          21,600   1,578,096
Cubist Pharmaceuticals, Inc. *(a)                            19,665     415,521
DENTSPLY International, Inc.                                 53,700   2,236,068
Endo Pharmaceuticals Holdings, Inc. *                        29,400     911,694
Herbalife, Ltd.                                              29,400   1,336,524
King Pharmaceuticals, Inc. *                                 65,600     768,832
NBTY, Inc. *                                                 33,300   1,351,980
                                                                    -----------
                                                                      8,598,715
                                                                    -----------
REAL ESTATE -- 1.7%
CB Richard Ellis Group, Inc. - Class A *(a)                  40,497   1,127,437
FelCor Lodging Trust, Inc. (REIT) (a)                        33,100     659,683
Jones Lang LaSalle, Inc. (a)                                  8,720     896,067
                                                                    -----------
                                                                      2,683,187
                                                                    -----------

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                       SHARES /
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
RETAIL - MULTILINE -- 2.4%
Dollar Tree Stores, Inc. *                                 23,533 $    954,028
J.C. Penney Co., Inc. (a)                                  18,700    1,185,019
TJX Cos., Inc. (The)                                       54,100    1,572,687
                                                                  ------------
                                                                     3,711,734
                                                                  ------------
RETAIL - SPECIALTY -- 2.3%
Advance Auto Parts, Inc.                                   12,360      414,801
Aeropostale, Inc. *(a)                                     45,449      866,258
Men's Wearhouse, Inc. (The)                                15,300      772,956
Payless Shoesource, Inc. *(a)                              26,450      583,487
Ross Stores, Inc. (a)                                      33,645      862,658
                                                                  ------------
                                                                     3,500,160
                                                                  ------------
ROAD & RAIL -- 0.8%
CSX Corp.                                                  27,286    1,165,931
                                                                  ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.5%
Integrated Device Technology, Inc. *                       54,550      844,434
International Rectifier Corp. *(a)                         35,100    1,157,949
Lam Research Corp. *(a)                                    43,030    2,291,778
MEMC Electronic Materials, Inc. *                          12,600      741,636
Novellus Systems, Inc. *(a)                                35,600      970,456
ON Semiconductor Corp. *(a)                               102,000    1,281,120
Xilinx, Inc. (a)                                           50,180    1,311,705
                                                                  ------------
                                                                     8,599,078
                                                                  ------------
SOFTWARE -- 0.3%
Aspen Technology, Inc. *(a)                                37,800      541,296
                                                                  ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.1%
CommScope, Inc. *(a)                                       39,663    1,992,669
Harris Corp.                                               56,684    3,275,768
Qwest Communications International, Inc. *(a)              58,000      531,280
Telephone & Data Systems, Inc.                              8,400      560,700
                                                                  ------------
                                                                     6,360,417
                                                                  ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.2%
RF Micro Devices, Inc. *(a)                                55,125      370,991
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
CROCS, Inc. *                                               6,900      464,025
Mohawk Industries, Inc. *(a)                               11,400      926,820
                                                                  ------------
                                                                     1,390,845
                                                                  ------------
TOBACCO -- 0.4%
Universal Corp. (a)                                        13,650      668,167
                                                                  ------------
TRANSPORTATION -- 0.5%
Ryder System, Inc. (a)                                     17,103      838,047
                                                                  ------------
Total Common Stocks
(Cost $138,969,623)                                                155,625,542
                                                                  ------------
SHORT-TERM INVESTMENT -- 25.7%
State Street Navigator Securities Lending Prime
  Portfolio (b) (Cost $39,971,763)                    $39,971,763   39,971,763
                                                                  ------------
TOTAL INVESTMENTS -- 125.7% (Cost $178,941,386#)                   195,597,305
                                                                  ------------
Other Assets and Liabilities (net) -- (25.7)%                      (39,963,920)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $155,633,385
                                                                  ============

PORTFOLIO FOOTNOTES:
*      Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $22,095,623 and $5,439,704 respectively, resulting in a net unrealized appreciation of $16,655,919.

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

(a)    All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
DOMESTIC BONDS & DEBT SECURITIES -- 86.5%
AEROSPACE & DEFENSE -- 1.1%
DRS Technologies, Inc.
   7.625%, due 02/01/18                                   $  400,000 $  410,000
   6.625%, due 02/01/16                                      390,000    387,075
L-3 Communications Corp.
   6.375%, due 10/15/15                                    1,150,000  1,135,625
   5.875%, due 01/15/15                                    1,610,000  1,553,650
Sequa Corp. 9.000%, due 08/01/09                             250,000    261,250
TransDigm, Inc. 7.750%, due 07/15/14                         255,000    258,825
Vought Aircraft Industries, Inc. 8.000%, due 07/15/11 (a)    540,000    530,550
                                                                     ----------
                                                                      4,536,975
                                                                     ----------
AUTO COMPONENTS -- 2.2%
Accuride Corp. 8.500%, due 02/01/15 (a)                      720,000    694,800
ArvinMeritor, Inc. 8.125%, due 09/15/15 (a)                1,275,000  1,243,125
Goodyear Tire & Rubber Co. (The)
   9.135%, due 12/01/09 (144A)(b)(c)                       2,795,000  2,801,987
   7.857%, due 08/15/11                                      315,000    321,300
   8.625%, due 12/01/11 (144A)(b)                          2,055,000  2,157,750
   4.000%, due 06/15/34                                       80,000    204,600
Lear Corp.
   5.750%, due 08/01/14 (a)                                  295,000    249,275
   8.750%, due 12/01/16                                      140,000    132,300
Metaldyne Corp. 10.000%, due 11/01/13 (a)                     40,000     38,200
Stanadyne Corp., Series 1 10.000%, due 08/15/14              250,000    252,500
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (d)    125,000    101,250
Titan International, Inc. 8.000%, due 01/15/12               510,000    511,275
                                                                     ----------
                                                                      8,708,362
                                                                     ----------
AUTOMOBILES -- 0.1%
Ford Capital B.V. 9.500%, due 06/01/10                       430,000    430,000
                                                                     ----------

BANKS -- 0.1%
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (b)             100,000    102,110
TuranAlem Finance B.V. 8.250%, due 01/22/37 (144A) (b)       160,000    135,600
                                                                     ----------
                                                                        237,710
                                                                     ----------
BEVERAGES -- 0.0%
Beverages & More, Inc. 9.250%, due 03/01/12 (144A) (b)        80,000     81,400
                                                                     ----------

BIOTECHNOLOGY -- 0.1%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14              225,000    214,875
                                                                     ----------

BUILDING MATERIALS -- 0.0%
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (b)             200,000    199,000
                                                                     ----------

BUILDING PRODUCTS -- 1.0%
Ainsworth Lumber Co., Ltd.
   8.948%, due 10/01/10 (a)(c)                               230,000    177,100
   7.250%, due 10/01/12 (a)                                  125,000     86,250
Goodman Global Holding Co., Inc.
   8.360%, due 06/15/12 (c)                                   72,000     71,460
   7.875%, due 12/15/12 (a)                                  650,000    641,875
Nortek, Inc. 8.500%, due 09/01/14                          2,665,000  2,325,213
Texas Industries, Inc. 7.250%, due 07/15/13 (a)              550,000    551,375
                                                                     ----------
                                                                      3,853,273
                                                                     ----------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
CHEMICALS -- 3.4%
American Pacific Corp. 9.000%, due 02/01/15              $  150,000 $   154,500
CPG International I, Inc. 10.500%, due 07/01/13             755,000     758,775
Equistar Chemicals LP/Equistar Funding Corp. 10.125%,
  due 09/01/08                                              143,000     148,363
Huntsman International LLC 7.875%, due 11/15/14           1,395,000   1,492,650
Ineos Group Holdings Plc 8.500%, due 02/15/16
  (144A) (a)(b)                                           1,625,000   1,564,062
Innophos, Inc. 8.875%, due 08/15/14                       2,275,000   2,263,625
Lyondell Chemical Co. 10.500%, due 06/01/13                 205,000     221,400
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (b)           1,660,000   1,610,200
Momentive Performance Materials, Inc.
   9.750%, due 12/01/14 (144A)(b)                            95,000      94,525
   11.500%, due 12/01/16 (144A)(a)(b)                     4,200,000   4,179,000
NOVA Chemicals Corp. 8.484%, due 11/15/13 (c)               820,000     807,700
Rockwood Specialties Group, Inc. 7.625%, due 11/15/14        50,000      71,090
Terra Capital, Inc. 7.000%, due 02/01/17                    180,000     176,400
                                                                    -----------
                                                                     13,542,290
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.3%
Aleris International, Inc. 9.000%, due 12/15/14 (e)       4,255,000   3,935,875
Allied Waste North America, Inc.
   7.875%, due 04/15/13 (a)                               1,700,000   1,763,750
   6.125%, due 02/15/14 (a)                                 225,000     219,656
ARAMARK Corp. 8.856%, due 02/01/15 (c)                       60,000      60,900
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A) (b)       202,000     200,232
Ashtead Holdings Plc 8.625%, due 08/01/15 (144A) (b)         75,000      73,313
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
  7.750%, due 05/15/16                                      400,000     392,000
Cenveo Corp. 10.194%, due 09/17/15                        2,000,000   1,951,260
DI Finance/DynCorp International, Series B 9.500%,
  due 02/15/13                                            2,235,000   2,324,400
FTI Consulting, Inc. 7.750%, due 10/01/16                   650,000     676,000
iPayment, Inc. 9.750%, due 05/15/14                         310,000     297,600
Leucadia National Corp.
   8.125%, due 09/15/15 (a)                               1,000,000   1,011,250
   7.125%, due 03/15/17                                   1,000,000     952,500
Mobile Services Group, Inc. 9.750%, due 08/01/14
  (144A) (b)                                                 75,000      75,375
Quebecor World, Inc. 9.750%, due 01/15/15 (144A) (b)        120,000     115,500
Service Corp. International
   7.875%, due 02/01/13                                      60,000      62,180
   7.625%, due 10/01/18 (a)                                 115,000     119,887
Sunstate Equipment Co. LLC 10.500%, due 04/01/13
  (144A) (b)                                              2,670,000   2,589,900
Viant Holdings, Inc. 10.125%, due 07/15/17 (144A) (b)       236,000     220,660
                                                                    -----------
                                                                     17,042,238
                                                                    -----------
COMPUTERS & PERIPHERALS -- 0.7%
Seagate Technology HDD Holdings 6.800%, due 10/01/16         95,000      93,338
SunGard Data Systems, Inc.
   9.125%, due 08/15/13                                     545,000     569,525
   10.250%, due 08/15/15 (a)                              1,946,000   2,043,300
                                                                    -----------
                                                                      2,706,163
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.5%
ESCO Corp. 8.625%, due 12/15/13 (144A) (b)                2,180,000   2,158,200
                                                                    -----------
CONSUMER FINANCE -- 2.6%
Ford Motor Credit Co.
   5.700%, due 01/15/10                                      50,000      47,045
   5.800%, due 01/12/09                                     310,000     299,507
   8.110%, due 01/13/12 (c)                               3,460,000   3,272,302
   7.800%, due 06/01/12                                   3,000,000   2,864,772
Ford Motor Credit Co. LLC 10.944%, due 06/15/11 (c)         676,000     690,259

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
General Motors Acceptance Corp.
   8.000%, due 11/01/31 (a)                              $1,670,000 $ 1,642,716
   6.750%, due 12/01/14                                     700,000     635,334
GMAC LLC
   6.000%, due 12/15/11                                     490,000     452,668
   6.875%, due 08/28/12                                     450,000     422,520
                                                                    -----------
                                                                     10,327,123
                                                                    -----------
CONTAINERS & PACKAGING -- 2.5%
Ball Corp. 6.625%, due 03/15/18 (a)                         175,000     172,375
Berry Plastics Holding Corp.
   8.875%, due 09/15/14 (a)                               3,335,000   3,426,712
   9.569%, due 09/15/14 (a)(c)                              395,000     400,925
Graphic Packaging International Corp. 9.500%,
  due 08/15/13                                            2,015,000   2,080,487
Impress Holdings B.V. 8.485%, due 09/15/13 (144A) (b)(c)  2,160,000   2,158,124
Jefferson Smurfit Corp. 8.250%, due 10/01/12 (a)            175,000     176,313
Owens Brockway Glass Container, Inc. 8.875%,
  due 02/15/09                                              505,000     515,100
Pregis Corp. 12.375%, due 10/15/13                          320,000     347,200
Russell-Stanley Holdings, Inc. 9.000%, due 11/30/08
  (144A) (b)(f)(g)(h)                                        18,258           0
Smurfit-Stone Container Enterprises, Inc. 8.000%,
  due 03/15/17                                              855,000     844,313
                                                                    -----------
                                                                     10,121,549
                                                                    -----------
ELECTRIC UTILITIES -- 2.9%
AES Corp. (The)
   8.875%, due 02/15/11                                      50,000      52,438
   9.000%, due 05/15/15 (144A)(b)                           110,000     116,050
AES Ironwood LLC 8.857%, due 11/30/25                     1,334,096   1,460,835
AES Red Oak LLC
   8.540%, due 11/30/19                                     867,054     927,747
   Series B 9.200%, due 11/30/29                            650,000     715,000
Edison Mission Energy
   7.750%, due 06/15/16                                     720,000     748,800
   7.000%, due 05/15/17 (144A)(b)                         2,300,000   2,277,000
   7.500%, due 06/15/13                                      60,000      61,800
Elwood Energy LLC 8.159%, due 07/05/26                    1,472,234   1,496,521
FPL Energy National Wind 6.125%, due 03/25/19 (144A) (b)    104,867     105,638
Midwest Generation LLC 8.560%, due 01/02/16               1,076,892   1,152,275
Mirant Americas Generation LLC 8.300%, due 05/01/11         700,000     710,500
Mirant Mid-Atlantic LLC 9.125%, due 06/30/17                 98,398     108,976
Tenaska Alabama Partners LP 7.000%, due 06/30/21
  (144A) (b)                                              1,414,066   1,427,509
TXU Corp. 6.550%, due 11/15/34 (a)                           20,000      15,785
                                                                    -----------
                                                                     11,376,874
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.1%
Belden Cdt, Inc. 7.000%, due 03/15/17 (144A) (b)            160,000     159,200
Superior Essex Communications LLC/Essex Group, Inc.
  9.000%, due 04/15/12                                      195,000     193,538
                                                                    -----------
                                                                        352,738
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
NXP B.V./NXP Funding LLC
   7.875%, due 10/15/14                                     225,000     217,406
   9.500%, due 10/15/15 (a)                               2,350,000   2,197,250
   8.110%, due 10/15/13 (a)(c)                            1,850,000   1,725,125
Sanmina-SCI Corp. 8.125%, due 03/01/16 (a)                1,185,000   1,030,950
                                                                    -----------
                                                                      5,170,731
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Cie Generale de Geophysique SA
   7.500%, due 05/15/15                                     130,000     134,550
   7.750%, due 05/15/17                                   2,470,000   2,556,450

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                   PAR AMOUNT    VALUE
--------------------                                   ---------- -----------
Grant Prideco, Inc. 6.125%, due 08/15/15               $   75,000 $    73,125
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14     180,000     169,200
North American Energy Partners, Inc. 8.750%,
  due 12/01/11                                            835,000     847,525
                                                                  -----------
                                                                    3,780,850
                                                                  -----------
FINANCIAL - DIVERSIFIED -- 3.3%
AAC Group Holding Corp. 14.750%, due 10/01/12
  (144A) (a)(b)(e)                                          3,085       3,039
BMS Holdings, Inc. 12.400%, due 02/15/12 (144A) (b)(c)  1,025,162     968,778
CCM Merger, Inc. 8.000%, due 08/01/13 (144A) (b)          770,000     754,600
El Paso Performance-Linked Trust 7.750%, due 07/15/11
  (144A) (b)                                               50,000      51,615
GrafTech Finance, Inc. 10.250%, due 02/15/12 (a)           75,000      78,562
Hawker Beechcraft Acquisition Co.
   8.500%, due 04/01/15 (144A)(b)                         130,000     133,250
   9.750%, due 04/01/17 (144A)(a)(b)                      240,000     246,000
   7.116%, due 03/31/14                                   500,000     488,297
   8.875%, due 04/01/15 (144A)(b)                         200,000     202,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
   9.750%, due 11/15/14                                   945,000   1,044,225
   10.058%, due 11/15/14 (c)                            1,075,000   1,112,625
Nalco Finance Holdings, Inc. 0.000%/9.000%,
  due 02/01/14 (d)                                        216,000     189,000
PNA Intermediate Holding Corp. 12.558%, due 02/15/13
  (144A) (b)(c)                                         1,010,000     994,850
Snoqualmie Entertainment Authority 9.063%, due
  02/01/14 (144A) (b)(c)                                  165,000     161,287
Southern Star Central Corp. 6.750%, due 03/01/16           50,000      48,063
Vanguard Health Holding Co. II 9.000%, due 10/01/14       620,000     604,500
Wimar Opco LLC 9.625%, due 12/15/14 (144A) (b)          1,470,000   1,146,600
Wind Acquisition Holdings Finance
   12.609%, due 12/21/11                                  459,929     453,030
   1.000%, due 06/17/15                                 3,103,448   4,462,122
                                                                  -----------
                                                                   13,142,443
                                                                  -----------
FOOD & DRUG RETAILING -- 1.3%
Buffets, Inc. 12.500%, due 11/01/14 (144A) (a)(b)         470,000     331,350
Landry's Restaurants, Inc. 7.500%, due 12/15/14         1,005,000   1,005,000
Rite Aid Corp.
   9.375%, due 12/15/15 (144A)(b)                         600,000     561,000
   7.500%, due 03/01/17                                 3,525,000   3,335,531
                                                                  -----------
                                                                    5,232,881
                                                                  -----------
FOOD PRODUCTS -- 0.1%
B&G Foods, Inc. 8.000%, due 10/01/11                      225,000     223,875
Smithfield Foods, Inc. 7.750%, due 07/01/17 (a)           225,000     232,313
                                                                  -----------
                                                                      456,188
                                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Accellent, Inc. 10.500%, due 12/01/13 (a)                 835,000     776,550
Cooper Cos., Inc. 7.125%, due 02/15/15                  1,460,000   1,438,100
Norcross Safety Products LLC/Norcross Capital Co.,
  Series B 9.875%, due 08/15/11                           315,000     325,238
PTS Acquisition Corp. 9.500%, due 04/15/15
  (144A) (b)(e)                                           400,000     380,000
Safety Products Holdings, Inc. 11.750%, due 01/01/12
  (e)                                                     326,619     349,482
Universal Hospital Services, Inc.
   8.500%, due 06/01/15 (144A)(b)(e)                      250,000     248,750
   8.759%, due 06/01/15 (144A)(b)(c)                      230,000     230,000
                                                                  -----------
                                                                    3,748,120
                                                                  -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
Community Health Systems, Inc.
   8.875%, due 07/15/15 (144A)(b)                       2,090,000   2,157,925
   1.000%, due 06/18/14                                 1,495,000   1,466,595
Tenet Healthcare Corp.
   9.875%, due 07/01/14 (a)                             1,490,000   1,370,800

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
   9.250%, due 02/01/15 (a)                              $   55,000 $    48,813
   6.500%, due 06/01/12 (a)                               4,950,000   4,244,625
   7.375%, due 02/01/13                                     275,000     234,437
United Surgical Partners International, Inc. 8.875%,
  due 05/01/17 (a)                                        1,080,000   1,096,200
US Oncology, Inc. 9.000%, due 08/15/12                      820,000     830,250
                                                                    -----------
                                                                     11,449,645
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 3.5%
American Casino & Entertainment Properties LLC 7.850%,
  due 02/01/12                                              225,000     232,312
Boyd Gaming Corp. 6.750%, due 04/15/14 (a)                  725,000     714,125
Caesars Entertainment, Inc.
   7.875%, due 03/15/10 (a)                                 275,000     281,875
   8.125%, due 05/15/11 (a)                                 130,000     133,250
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las
  Vegas Capital Corp. 10.250%, due 06/15/15 (144A) (b)    1,970,000   1,856,725
Gaylord Entertainment Co.
   8.000%, due 11/15/13                                     155,000     157,906
   6.750%, due 11/15/14                                     175,000     168,875
Great Canadian Gaming Corp. 7.250%, due 02/15/15
  (144A) (b)                                                850,000     854,250
Harrah's Operating Co., Inc.
   5.375%, due 12/15/13                                   1,555,000   1,261,128
   5.750%, due 10/01/17                                   2,620,000   2,007,824
Mandalay Resort Group
   9.500%, due 08/01/08                                     125,000     128,437
   9.375%, due 02/15/10                                      18,000      18,945
   8.500%, due 09/15/10                                      10,000      10,500
MGM MIRAGE, Inc. 8.375%, due 02/01/11 (a)                   270,000     282,825
Penn National Gaming, Inc. 6.750%, due 03/01/15             250,000     256,250
Pinnacle Entertainment, Inc. 7.500%, due 06/15/15
  (144A) (b)                                              1,020,000     970,275
Riddell Bell Holdings 8.375%, due 10/01/12 (a)              115,000     108,675
River Rock Entertainment Authority 9.750%, due 11/01/11 45,000 46,688 Shingle Springs Tribal Gaming Authority 9.375%,
  due 06/15/15 (144A) (b)                                   520,000     527,800
Station Casinos, Inc.
   6.000%, due 04/01/12                                     570,000     544,350
   6.500%, due 02/01/14                                     375,000     331,875
   7.750%, due 08/15/16                                     360,000     358,200
   6.625%, due 03/15/18                                      25,000      21,063
Travelport LLC
   9.875%, due 09/01/14                                      55,000      56,237
   10.246%, due 09/01/14 (c)                                 55,000      55,138
Virgin River Casino Corp. 9.000%, due 01/15/12              200,000     195,500
Waterford Gaming LLC 8.625%, due 09/15/14 (144A) (b)      1,100,000   1,138,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%,
  due 12/01/14                                            1,275,000   1,255,875
                                                                    -----------
                                                                     13,975,403
                                                                    -----------
HOUSEHOLD PRODUCTS -- 0.8%
Jarden Corp. 7.500%, due 05/01/17                         1,380,000   1,342,050
Yankee Acquisition Corp. 9.750%, due 02/15/17 (a)         1,750,000   1,662,500
                                                                    -----------
                                                                      3,004,550
                                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.7%
Mirant North America LLC 7.375%, due 12/31/13               610,000     622,200
NRG Energy, Inc.
   7.250%, due 02/01/14                                     245,000     246,225
   7.375%, due 02/01/16-01/15/17                          5,140,000   5,165,062
Orion Power Holdings, Inc. 12.000%, due 05/01/10            575,000     632,500
                                                                    -----------
                                                                      6,665,987
                                                                    -----------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
INDUSTRIAL - DIVERSIFIED -- 2.3%
AK Steel Corp. 7.750%, due 06/15/12                       $1,755,000 $1,785,712
Harland Clarke Holdings Corp.
   9.500%, due 05/15/15 (a)                                   60,000     53,850
   9.500%, due 05/15/15 (c)                                   50,000     44,875
Hexcel Corp. 6.750%, due 02/01/15                          1,445,000  1,434,163
RBS Global, Inc./Rexnord Corp.
   9.500%, due 08/01/14                                    3,340,000  3,473,600
   11.750%, due 08/01/16 (a)                                 270,000    288,900
   8.875%, due 09/01/16 (a)                                  130,000    131,300
Sally Holdings LLC
   9.250%, due 11/15/14                                      200,000    203,000
   10.500%, due 11/15/16 (a)                               1,765,000  1,765,000
                                                                     ----------
                                                                      9,180,400
                                                                     ----------
INSURANCE -- 0.0%
USI Holdings Corp. 9.433%, due 11/15/14 (144A) (b)(c)         80,000     76,400
                                                                     ----------
MACHINERY -- 0.1%
American Railcar Industries, Inc. 7.500%, due 03/01/14       220,000    220,000
Clark Material Handling Company, Series D 10.750%,
  due 11/15/06 (f)(g)(h)                                     150,000          0
Terex Corp. 7.375%, due 01/15/14                             205,000    209,100
                                                                     ----------
                                                                        429,100
                                                                     ----------
MARINE -- 0.1%
Britannia Bulk Plc 11.000%, due 12/01/11                      80,000     81,600
Holt Group, Inc. 9.750%, due 01/15/06 (f)(g)(h)              100,000          0
Navios Maritime Holdings, Inc. 9.500%, due 12/15/14          180,000    186,525
                                                                     ----------
                                                                        268,125
                                                                     ----------
MEDIA -- 12.8%
Affinion Group, Inc.
   11.500%, due 10/15/15                                     210,000    221,550
   10.125%, due 10/15/13                                     480,000    508,800
Bonten Media Acquisition Co. 9.000%, due 06/01/15
  (144A) (b)(e)                                              450,000    405,000
Cablevision Systems Corp., Series B 9.644%,
  due 04/01/09 (c)                                         3,150,000  3,260,250
CanWest Media, Inc. 8.000%, due 09/15/12                     890,000    876,650
CCH I Holdings LLC 9.920%, due 04/01/14 (a)                  110,000     95,150
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15          906,000    921,855
CCH II LLC/CCH II Capital Corp.
   10.250%, due 09/15/10 (a)                               6,855,000  7,043,512
   10.250%, due 10/01/13                                     351,000    367,673
   Series B 10.250%, due 09/15/10 (a)                      1,515,000  1,583,175
CCH LLC/CCH Capital Corp. 8.375%, due 04/30/14 (144A) (b)    550,000    555,500
CMP Susquehanna Corp. 9.875%, due 05/15/14                 1,525,000  1,425,875
CSC Holdings, Inc., Series B 7.625%, due 04/01/11          1,010,000  1,017,575
Dex Media West, Series B 9.875%, due 08/15/13                488,000    521,550
Dex Media, Inc.
   0.000%/9.000%, due 11/15/13 (d)                           225,000    212,625
   8.000%, due 11/15/13                                      625,000    632,813
DirecTV Holdings LLC/DirecTV Financing Co. 8.375%,
  due 03/15/13                                               436,000    455,075
EchoStar DBS Corp.
   6.625%, due 10/01/14                                    2,175,000  2,191,312
   7.125%, due 02/01/16                                    2,190,000  2,261,175
   7.000%, due 10/01/13                                      445,000    457,238
Idearc, Inc. 8.000%, due 11/15/16                          4,365,000  4,375,912
Network Communications, Inc. 10.750%, due 12/01/13           275,000    277,406
Nielsen Finance LLC/Nielsen Finance Co.
   10.000%, due 08/01/14                                   4,625,000  4,914,062
   0.000%/12.500%, due 08/01/16 (a)(d)                       140,000     98,000

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
Quebecor Media, Inc.
   7.750%, due 03/15/16                                  $  835,000 $   800,556
   7.750%, due 03/15/16 (144A)(b)                           750,000     719,063
R.H. Donnelley Corp.
   10.875%, due 12/15/12                                    275,000     293,563
   8.875%, due 01/15/16                                     140,000     143,325
   6.875%, due 01/15/13 (a)                               2,625,000   2,493,750
   6.875%, due 01/15/13                                     175,000     166,250
   8.875%, due 10/15/17 (144A)(b)                         1,200,000   1,221,000
Rainbow National Services LLC
   10.375%, due 09/01/14 (144A)(b)                        1,378,000   1,519,245
   8.750%, due 09/01/12 (144A)(b)                           210,000     218,925
Shaw Communications, Inc. 7.250%, due 04/06/11 (a)          375,000     386,250
TL Acquisitions, Inc.
   10.500%, due 01/15/15 (144A)(a)(b)                     4,900,000   4,863,250
   0.000%/13.250%, due 07/15/15 (144A)(a)(b)(d)           1,365,000   1,112,475
Univision Communications 9.750%, due 03/15/15
  (144A) (a)(b)(e)                                          960,000     940,800
Videotron 6.375%, due 12/15/15                              175,000     165,375
Young Broadcasting, Inc. 10.000%, due 03/01/11            1,200,000   1,113,000
                                                                    -----------
                                                                     50,836,560
                                                                    -----------
METALS & MINING -- 3.0%
Blaze Recycling & Metals LLC/Blaze Finance Corp.
  10.875%, due 07/15/12 (144A) (b)                          250,000     251,250
California Steel Industries, Inc. 6.125%, due 03/15/14      130,000     122,200
Century Aluminum Co. 7.500%, due 08/15/14                   610,000     619,150
FMG Finance Property, Ltd.
   9.621%, due 09/01/11 (144A)(a)(b)(c)                     700,000     731,500
   10.625%, due 09/01/16 (144A)(b)                          825,000     975,562
Freeport McMoRan Copper & Gold, Inc.
   8.375%, due 04/01/17                                   7,575,000   8,294,625
   8.394%, due 04/01/15 (c)                                 420,000     437,325
Novelis, Inc. 7.250%, due 02/15/15                          355,000     344,350
Russel Metals, Inc. 6.375%, due 03/01/14 (a)                230,000     216,775
                                                                    -----------
                                                                     11,992,737
                                                                    -----------
OIL & GAS -- 7.2%
Alpha Natural Resources LLC/Alpha Natural Resources
  Capital Corp. 10.000%, due 06/01/12                       140,000     147,700
Arch Western Financial LLC 6.750%, due 07/01/13             750,000     738,750
Chaparral Energy, Inc. 8.500%, due 12/01/15               1,150,000   1,083,875
Chesapeake Energy Corp.
   6.250%, due 01/15/18                                     655,000     635,350
   6.375%, due 06/15/15                                   1,000,000     986,250
   6.875%, due 11/15/20 (a)                                 400,000     393,500
Cimarex Energy Co. 7.125%, due 05/01/17                   1,480,000   1,476,300
Compton Petroleum Finance Corp. 7.625%, due 12/01/13 (a)  1,900,000   1,843,000
Denbury Resources, Inc. 7.500%, due 04/01/13- 12/15/15    1,290,000   1,328,200
Dynegy Holdings, Inc. 7.750%, due 06/01/19 (144A) (b)     2,330,000   2,239,712
El Paso Corp.
   8.050%, due 10/15/30                                     150,000     154,921
   6.700%, due 02/15/27                                      62,930      54,060
Encore Acquisition Co. 6.000%, due 07/15/15                 370,000     335,775
EXCO Resources, Inc. 7.250%, due 01/15/11                   745,000     745,000
Forest Oil Corp. 7.250%, due 06/15/19 (144A) (b)          1,400,000   1,407,000
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14       950,000     935,750
KCS Energy, Inc. 7.125%, due 04/01/12                     1,230,000   1,199,250
Kinder Morgan Finance Co. 5.700%, due 01/05/16            2,000,000   1,827,886
Newfield Exploration Co. 6.625%, due 09/01/14               125,000     123,438
Northwest Pipeline Corp. 7.000%, due 06/15/16                60,000      62,625

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
OPTI Canada, Inc. 8.250%, due 12/15/14 (144A) (b)       $ 1,875,000 $ 1,898,437
Range Resources Corp.
   7.375%, due 07/15/13                                     950,000     969,000
   6.375%, due 03/15/15 (a)                                 200,000     196,000
   7.500%, due 05/15/16 (a)                                  75,000      76,875
Sabine Pass LNG LP 7.500%, due 11/30/16                   1,785,000   1,767,150
SemGroup LP 8.750%, due 11/15/15 (144A) (b)                 740,000     727,050
Swift Energy Co. 7.125%, due 06/01/17                     1,400,000   1,333,500
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17 (a)         150,000     162,587
Tesoro Corp. 6.500%, due 06/01/17 (144A) (b)                550,000     548,625
Transcontinental Gas Pipe Line Corp. 8.875%,
  due 07/15/12                                            1,245,000   1,391,287
Whiting Petroleum Corp. 7.250%, due 05/01/12 - 05/01/13   1,150,000   1,132,813
Williams Cos., Inc. 7.125%, due 09/01/11                    850,000     885,063
                                                                    -----------
                                                                     28,806,729
                                                                    -----------
PAPER & FOREST PRODUCTS -- 3.1%
Abitibi-Consolidated, Inc. 6.000%, due 06/20/13 (a)         340,000     239,700
Boise Cascade LLC 7.125%, due 10/15/14                      775,000     747,875
Bowater Canada Finance 7.950%, due 11/15/11 (a)           1,025,000     848,188
Bowater, Inc. 8.694%, due 03/15/10 (c)                      240,000     204,000
Cascades, Inc. 7.250%, due 02/15/13                       1,400,000   1,379,000
Domtar, Inc.
   7.875%, due 10/15/11                                     170,000     175,525
   7.125%, due 08/15/15 (a)                               1,220,000   1,177,300
Georgia-Pacific Corp. 7.700%, due 06/15/15                  380,000     380,000
NewPage Corp.
   12.000%, due 05/01/13 (a)                                630,000     678,825
   10.000%, due 05/01/12 (a)                              2,450,000   2,590,875
   11.606%, due 05/01/12 (c)                                345,000     372,600
Verso Paper Holdings LLC/Verson Paper, Inc.
   9.125%, due 08/01/14 (a)                                 945,000     978,075
   11.375%, due 08/01/16 (a)                              2,555,000   2,701,912
                                                                    -----------
                                                                     12,473,875
                                                                    -----------
PHARMACEUTICALS -- 0.4%
Angiotech Pharmaceuticals, Inc. Senior Notes 9.110%,
  due 12/01/13 (c)                                        1,710,000   1,761,300
                                                                    -----------
REAL ESTATE -- 1.5%
American Real Estate Partners LP/American Real Estate
  Finance Corp.
   7.125%, due 02/15/13 (144A)(b)                           950,000     909,625
   7.125%, due 02/15/13                                     250,000     239,375
Ashton Woods USA LLC/Ashton Woods Finance Co. 9.500%,
  due 10/01/15                                              230,000     182,850
Realogy Corp.
   10.500%, due 04/15/14 (144A)(a)(b)                     3,530,000   3,018,150
   11.000%, due 04/15/14 (144A)(a)(b)(e)                    440,000     363,550
   12.375%, due 04/15/15 (144A)(a)(b)                       710,000     537,825
Ventas Realty LP/Ventas Capital Corp.
   6.625%, due 10/15/14                                     250,000     250,625
   6.500%, due 06/01/16 (a)                                 210,000     207,900
   6.750%, due 04/01/17                                     205,000     205,512
                                                                    -----------
                                                                      5,915,412
                                                                    -----------
RETAIL - MULTILINE -- 0.2%
Neiman Marcus Group, Inc. (The) 9.000%,
  due 10/15/15 (e)                                          565,000     604,550
                                                                    -----------
RETAIL - SPECIALTY -- 2.9%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17
  (144A) (b)                                                880,000     814,000
AutoNation, Inc.
   7.360%, due 04/15/13 (c)                                 985,000     945,600
   7.000%, due 04/15/14                                     115,000     110,400

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
Claire's Stores, Inc.
   9.250%, due 06/01/15 (144A)(a)(b)                     $  270,000 $   234,900
   9.625%, due 06/01/15 (144A)(b)(e)                        690,000     570,975
General Nutrition Centers, Inc.
   10.009%, due 03/15/14 (144A)(a)(b)(c)                  2,430,000   2,344,950
   10.750%, due 03/15/15 (144A)(b)                          350,000     343,000
Michaels Stores, Inc.
   10.000%, due 11/01/14 (144A)(a)(b)                       200,000     206,000
   8.070%, due 10/31/13                                     857,143     832,774
   11.375%, due 11/01/16 (144A)(a)(b)                     3,690,000   3,791,475
United Auto Group, Inc. 7.750%, due 12/15/16              1,260,000   1,212,750
                                                                    -----------
                                                                     11,406,824
                                                                    -----------
ROAD & RAIL -- 0.1%
St. Acquisition Corp.
   13.308%, due 05/15/15 (144A)(b)(c)                       160,000     111,200
   12.500%, due 05/15/17 (144A)(a)(b)                       340,000     234,600
                                                                    -----------
                                                                       345,800
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.5%
Amkor Technology, Inc.
   7.750%, due 05/15/13                                      90,000      87,187
   9.250%, due 06/01/16 (a)                               1,810,000   1,837,150
Freescale Semiconductor, Inc.
   9.125%, due 12/15/14 (e)                               2,810,000   2,613,300
   9.569%, due 12/15/14                                      35,000      33,163
Hynix Semiconductor, Inc. 7.875%, due 06/27/17
  (144A) (b)                                                630,000     614,250
Spansion, Inc. 8.746%, due 06/01/13 (144A) (b)(c)           950,000     907,250
                                                                    -----------
                                                                      6,092,300
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 8.6%
BCM Ireland Finance, Ltd. 9.506%, due 08/15/16              400,000     570,142
BCM Ireland Preferred Equity, Ltd. 11.574%, due
  02/15/17 (144A) (b)                                       151,464     211,044
Cincinnati Bell, Inc. 7.250%, due 07/15/13                  825,000     835,313
Citizens Communications Co.
   6.250%, due 01/15/13 (a)                                 525,000     514,500
   7.875%, due 01/15/27                                   1,135,000   1,112,300
Digicel Group, Ltd.
   8.875%, due 01/15/15 (144A)(a)(b)                        140,000     131,950
   9.125%, due 01/15/15 (144A)(a)(b)(e)                   2,677,000   2,496,302
Hawaiian Telcom Communications, Inc. 12.500%,
  due 05/01/15 (a)                                          455,000     493,675
Inmarsat Finance II Plc 0.000%/10.375%, due 11/15/12 (d)    100,000      96,250
Intelsat Bermuda, Ltd.
   9.250%, due 06/15/16                                     395,000     411,788
   8.886%, due 01/15/15 (c)                                 185,000     187,775
   11.250%, due 06/15/16                                  3,930,000   4,229,662
Intelsat Intermediate 0.000%/9.250%, due 02/01/15 (d)       540,000     446,850
Intelsat Subsidiary Holding Co., Ltd. 8.625%,
  due 01/15/15                                              175,000     179,375
Nordic Telephone Holdings Co. 8.875%, due 05/01/16
  (144A) (b)                                                445,000     471,700
Nortel Networks, Ltd. 9.610%, due 07/15/11 (144A) (b)(c)  2,585,000   2,597,925
Orascom Telecom Finance SCA 7.875%, due 02/08/14
  (144A) (b)                                                450,000     428,063
PanAmSat Corp. 9.000%, due 08/15/14 (a)                     338,000     349,830
Qwest Communications International, Inc.
   7.500%, due 02/15/14 (a)                                  95,000      96,663
   9.058%, due 02/15/09 (c)                                 230,000     233,450
   7.500%, due 02/15/14                                   3,190,000   3,245,825
Qwest Corp.
   6.875%, due 09/15/33 (a)                                 785,000     737,900
   8.875%, due 03/15/12                                   2,450,000   2,685,812

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


                                                         SHARES /
SECURITY DESCRIPTION                                    PAR AMOUNT    VALUE
--------------------                                    ---------- ------------
   7.500%, due 10/01/14                                 $   30,000 $     31,350
   7.125%, due 11/15/43                                    200,000      188,000
Virgin Media Finance Plc
   8.750%, due 04/15/14                                    285,000      293,550
   9.125%, due 08/15/16                                    250,000      260,625
West Corp.
   9.500%, due 10/15/14                                  2,500,000    2,593,750
   11.000%, due 10/15/16 (a)                             3,430,000    3,618,650
Wind Acquisition Finance S.A. 10.750%, due 12/01/15
  (144A) (b)                                               600,000      667,500
Windstream Corp. 8.625%, due 08/01/16                    3,640,000    3,899,350
                                                                   ------------
                                                                     34,316,869
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.9%
American Tower Corp. 7.000%, due 10/15/17 (144A) (b)       750,000      758,438
Centennial Communications Corp.
   10.000%, due 01/01/13 (a)                               200,000      212,500
   10.981%, due 01/01/13 (c)                               125,000      129,375
   8.125%, due 02/01/14                                  2,100,000    2,147,250
Cricket Communications, Inc. 9.375%, due 11/01/14        1,925,000    1,963,500
Dobson Cellular Systems, Inc. 8.375%, due 11/01/11         600,000      639,750
iPCS, Inc. 7.481%, due 05/01/13 (144A) (b)(c)            2,210,000    2,154,750
MetroPCS Wireless, Inc. 9.250%, due 11/01/14 (144A) (b)  5,345,000    5,478,625
Rural Cellular Corp.
   8.250%, due 03/15/12                                  1,935,000    2,017,237
   9.875%, due 02/01/10                                    165,000      173,250
                                                                   ------------
                                                                     15,674,675
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
Levi Strauss & Co.
   9.750%, due 01/15/15 (a)                                575,000      606,625
   8.875%, due 04/01/16                                     40,000       41,400
   12.250%, due 12/15/12                                   225,000      243,052
Pillowtex Corp. 9.000%, due 12/15/49 (f)(h)                175,000            0
                                                                   ------------
                                                                        891,077
                                                                   ------------
TOBACCO -- 0.3%
Vector Group, Ltd. 11.000%, due 08/15/15 (144A) (b)      1,330,000    1,331,663
                                                                   ------------
Total Domestic Bonds & Debt Securities
  (Cost $352,958,992)                                               344,919,964
                                                                   ------------
CONVERTIBLE BONDS -- 0.1%
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.1%
FiberTower Corp. 9.000%, due 11/15/12 (144A) (b)           170,000      180,413
NTL Cable Plc 8.750%, due 04/15/14                         175,000      252,858
                                                                   ------------
Total Convertible Bonds (Cost $407,131)                                 433,271
                                                                   ------------
COMMON STOCKS -- 0.0%
CHEMICALS -- 0.0%
General Chemical Industrial Products, Inc. (f)(h)               45            0
                                                                   ------------
CONTAINERS & PACKAGING -- 0.0%
Russell-Stanley Holdings, Inc. (f)(h)                        2,000            0
                                                                   ------------
MEDIA -- 0.0%
Cebridge Connections Holdings (f)(h)                         7,460       67,140
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
Viatel Holding Bermuda, Ltd. *                               1,237           28
Virgin Media, Inc. (a)                                       1,775       43,079
                                                                   ------------
                                                                         43,107
                                                                   ------------
Total Common Stocks
  (Cost $833,905)                                                       110,247
                                                                   ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


                                                       SHARES /
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
PREFERRED STOCKS -- 0.2%
OIL & GAS EXPLORATION & PRODUCTION -- 0.2%
EXCO Resources, Inc.                                           53 $    604,200
                                                                  ------------
Total Preferred Stocks
  (Cost $530,000)                                                      604,200
                                                                  ------------
WARRANTS -- 0.0%
CHEMICALS -- 0.0%
General Chemical Industrial Products, Inc., Series
  A, Expire 04/30/11 *(f)(h)                                   26            0
General Chemical Industrial Products, Inc., Series
  B, Expire 06/08/10 *(f)(h)                                   19            0
                                                                  ------------
                                                                             0
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
MDP Acquisitions Plc Corp., Expire 10/01/13
  (144A) *(b)                                                 100       11,935
                                                                  ------------
MEDIA -- 0.0%
Advanstar Holdings Corp., Expire 10/15/11 *                    75        6,750
Viasystems Group, Inc., Expire 01/31/10 *(f)(h)             9,411            0
XM Satellite Radio Holdings, Inc. - Class A,
  Expire 03/15/10*                                            125          219
                                                                  ------------
                                                                         6,969
                                                                  ------------
METALS & MINING -- 0.0%
ACP Holding Co., Expire 09/30/13 (144A)* (b)               30,652       40,614
                                                                  ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
AMF Bowling Worldwide, Inc., Expire 03/09/09 *(f)(h)          901            0
                                                                  ------------
Total Warrants
  (Cost $246,993)                                                       59,518
                                                                  ------------
SHORT-TERM INVESTMENTS -- 31.1%
Federal Home Loan Bank 4.000%, due 10/01/07 (i)       $52,800,000   52,800,000
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 1.200% to be repurchased at
  $935,094 on 10/01/07 collateralized by $975,000
  Treasury Bill 4.063% due 03/13/08 with a value of
  $956,719.                                               935,000      935,000
State Street Navigator Securities Lending Trust
  Prime Portfolio (j)                                  70,080,175   70,080,175
                                                                  ------------
Total Short-Term Investments
  (Cost $123,815,175)                                              123,815,175
                                                                  ------------
TOTAL INVESTMENTS -- 117.9% (Cost $478,792,196#)                   469,942,375
                                                                  ------------
Other Assets and Liabilities (net) -- (17.9)%                      (71,329,803)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $398,612,572
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $3,113,198 and $11,963,019 respectively, resulting in a net unrealized depreciation of $8,849,821.
(a) All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $90,894,395 of net assets.
(c) Variable or floating rate security. The stated rate represents the rate at September 30, 2007.
(d) Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Illiquid securities representing in the aggregate $67,140 of net assets.
(g) Security is in default and/or issuer is in bankruptcy.
(h) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(i) Zero coupon bond - Interest rate represents current yield to maturity.
(j) Represents investment of collateral received from securities lending transactions.

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 2.2%
Goodrich Corp.                                              80,000 $  5,458,400
L-3 Communications Holdings, Inc.                           58,900    6,016,046
Lockheed Martin Corp.                                       70,000    7,594,300
Raytheon Co.                                               367,900   23,479,378
                                                                   ------------
                                                                     42,548,124
                                                                   ------------
AIRLINES -- 1.3%
AMR Corp. *(a)                                             400,000    8,916,000
Continental Airlines, Inc. - Class B *(a)                  523,500   17,291,205
                                                                   ------------
                                                                     26,207,205
                                                                   ------------
BANKS -- 0.5%
Bank of America Corp.                                      200,000   10,054,000
                                                                   ------------
BIOTECHNOLOGY -- 1.1%
Biogen Idec, Inc. *                                        330,000   21,888,900
                                                                   ------------
CHEMICALS -- 2.1%
E.I. du Pont de Nemours & Co.                              440,000   21,806,400
Lubrizol Corp.                                             310,000   20,168,600
                                                                   ------------
                                                                     41,975,000
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
McKesson Corp.                                             229,000   13,462,910
Quanta Services, Inc. *                                    190,000    5,025,500
R.R. Donnelley & Sons Co.                                  250,000    9,140,000
Republic Services, Inc.                                    100,000    3,271,000
Steelcase, Inc. - Class A (a)                              188,900    3,396,422
                                                                   ------------
                                                                     34,295,832
                                                                   ------------
COMPUTERS & PERIPHERALS -- 8.2%
Apple, Inc. *                                              112,000   17,196,480
Cadence Design Systems, Inc. *                              35,300      783,307
Computer Sciences Corp. *(a)                               200,900   11,230,310
Dell, Inc. *                                             1,010,000   27,876,000
Electronic Data Systems Corp.                               28,500      622,440
EMC Corp. *                                              1,320,000   27,456,000
Hewlett-Packard Co.                                        740,000   36,844,600
International Business Machines Corp.                      340,000   40,052,000
Synopsys, Inc. *                                            28,000      758,240
                                                                   ------------
                                                                    162,819,377
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp.                                                 20,000    2,879,600
                                                                   ------------
CONTAINERS & PACKAGING -- 0.3%
Ball Corp.                                                  40,000    2,150,000
Owens-Illinois, Inc. *                                      24,800    1,027,960
Packaging Corp. of America                                 110,000    3,197,700
                                                                   ------------
                                                                      6,375,660
                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 1.0%
AMETEK, Inc.                                                97,000    4,192,340
Energizer Holdings, Inc. *(a)                              138,500   15,352,725
                                                                   ------------
                                                                     19,545,065
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
Avnet, Inc. *(a)                                            18,700      745,382
Mettler Toledo International, Inc. *                         7,800      795,600
Roper Industries, Inc. (a)                                  40,000    2,620,000

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
Waters Corp. *                                             193,200 $ 12,928,944
                                                                   ------------
                                                                     17,089,926
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Global Industries, Ltd. *                                  680,000   17,516,800
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 7.1%
Citigroup, Inc.                                          1,000,000   46,670,000
Goldman Sachs Group, Inc. (The)                            150,000   32,511,000
Janus Capital Group, Inc. (a)                               30,700      868,196
JPMorgan Chase & Co.                                       830,000   38,030,600
Lehman Brothers Holdings, Inc.                             359,400   22,185,762
                                                                   ------------
                                                                    140,265,558
                                                                   ------------
FOOD PRODUCTS -- 0.7%
Campbell Soup Co.                                           40,000    1,480,000
Kroger Co. (The)                                           417,700   11,912,804
                                                                   ------------
                                                                     13,392,804
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Johnson & Johnson                                           70,000    4,599,000
Kinetic Concepts, Inc. *                                    15,400      866,712
Zimmer Holdings, Inc. *                                     76,000    6,155,240
                                                                   ------------
                                                                     11,620,952
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.3%
Aetna, Inc.                                                470,000   25,506,900
Coventry Health Care, Inc. *(a)                            277,543   17,265,950
Health Net, Inc. *                                          80,000    4,324,000
Laboratory Corp. of America Holdings *(a)                   43,000    3,363,890
Lincare Holdings, Inc. *                                    80,000    2,932,000
UnitedHealth Group, Inc.                                   540,000   26,152,200
WellPoint, Inc. *                                          320,000   25,254,400
                                                                   ------------
                                                                    104,799,340
                                                                   ------------
HOUSEHOLD DURABLES -- 0.3%
NVR, Inc. *(a)                                              10,900    5,125,725
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 3.1%
General Electric Co.                                       850,000   35,190,000
Honeywell International, Inc.                              450,000   26,761,500
                                                                   ------------
                                                                     61,951,500
                                                                   ------------
INSURANCE -- 4.3%
American International Group, Inc.                         580,000   39,237,000
Chubb Corp. (The)                                          251,000   13,463,640
CNA Financial Corp. (a)                                     16,200      636,984
Prudential Financial, Inc.                                  80,000    7,806,400
Travelers Cos., Inc. (The)                                 348,600   17,548,524
W.R. Berkley Corp.                                         218,500    6,474,155
                                                                   ------------
                                                                     85,166,703
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 1.8%
eBay, Inc. *                                               700,000   27,314,000
McAfee, Inc. *                                             234,400    8,173,528
                                                                   ------------
                                                                     35,487,528
                                                                   ------------
MACHINERY -- 2.7%
AGCO Corp. *(a)                                            110,000    5,584,700
Deere & Co.                                                170,000   25,231,400
Gardner Denver, Inc. *                                      80,000    3,120,000
Terex Corp. *(a)                                           230,000   20,474,600
                                                                   ------------
                                                                     54,410,700
                                                                   ------------

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
MARINE -- 1.3%
Frontline, Ltd. (a)                                         50,000 $  2,414,000
Overseas Shipholding Group, Inc.                            70,000    5,378,100
Tidewater, Inc. (a)                                        280,000   17,595,200
                                                                   ------------
                                                                     25,387,300
                                                                   ------------
MEDIA -- 2.9%
McGraw-Hill Cos., Inc. (The)                                50,000    2,545,500
Time Warner, Inc.                                        1,375,000   25,245,000
Walt Disney Co. (The)                                      846,800   29,121,452
                                                                   ------------
                                                                     56,911,952
                                                                   ------------
METALS & MINING -- 2.5%
Commercial Metals Co.                                      120,000    3,798,000
Southern Copper Corp. (a)                                  190,000   23,527,700
United States Steel Corp.                                  200,000   21,188,000
                                                                   ------------
                                                                     48,513,700
                                                                   ------------
OIL & GAS -- 16.1%
Chevron Corp.                                              500,000   46,790,000
ConocoPhillips                                             450,000   39,496,500
ENSCO International, Inc. (a)                              350,000   19,635,000
Exxon Mobil Corp.                                          940,000   87,006,400
Marathon Oil Corp.                                         430,000   24,518,600
Noble Energy, Inc. (a)                                     190,000   13,307,600
Occidental Petroleum Corp.                                 410,000   26,272,800
Sunoco, Inc.                                               270,000   19,110,600
Tesoro Corp. (a)                                           400,000   18,408,000
Valero Energy Corp.                                        360,000   24,184,800
                                                                   ------------
                                                                    318,730,300
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.1%
International Paper Co.                                     70,000    2,510,900
                                                                   ------------
PERSONAL PRODUCTS -- 1.0%
Estee Lauder Companies, Inc. - Class A                     276,800   11,752,928
Procter & Gamble Co. (The)                                 120,000    8,440,800
                                                                   ------------
                                                                     20,193,728
                                                                   ------------
PHARMACEUTICALS -- 10.1%
Bristol-Myers Squibb Co.                                   910,000   26,226,200
Eli Lilly & Co.                                            450,000   25,618,500
Express Scripts, Inc. *                                    410,000   22,886,200
Medco Health Solutions, Inc. *                             260,000   23,501,400
Merck & Co., Inc.                                          640,000   33,081,600
Pfizer, Inc.                                             1,700,000   41,531,000
Schering-Plough Corp.                                      830,000   26,252,900
                                                                   ------------
                                                                    199,097,800
                                                                   ------------
REAL ESTATE -- 0.6%
CB Richard Ellis Group, Inc. - Class A *(a)                400,000   11,136,000
                                                                   ------------
RETAIL - MULTILINE -- 0.0%
Dollar Tree Stores, Inc. *(a)                               19,700      798,638
                                                                   ------------
RETAIL - SPECIALTY -- 2.1%
AutoZone, Inc. *(a)                                         66,000    7,665,240
GameStop Corp. - Class A*                                  410,000   23,103,500
RadioShack Corp. (a)                                        61,000    1,260,260
Tiffany & Co.                                              190,000    9,946,500
                                                                   ------------
                                                                     41,975,500
                                                                   ------------
ROAD & RAIL -- 0.6%
CSX Corp.                                                  290,000   12,391,700
                                                                   ------------

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                                ----------- --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.5%
Altera Corp.                                            830,000 $   19,986,400
Applied Materials, Inc.                               1,120,000     23,184,000
Intersil Corp. - Class A                                370,000     12,369,100
KLA-Tencor Corp. (a)                                    370,000     20,638,600
NVIDIA Corp. *                                          660,000     23,918,400
Teradyne, Inc. *                                        654,800      9,036,240
                                                                --------------
                                                                   109,132,740
                                                                --------------
SOFTWARE -- 5.0%
Autodesk, Inc. *                                        220,000     10,993,400
BMC Software, Inc. *                                     24,900        777,627
Microsoft Corp.                                       1,700,000     50,082,000
Novell, Inc. *                                          850,000      6,494,000
Oracle Corp. *                                        1,390,000     30,093,500
                                                                --------------
                                                                    98,440,527
                                                                --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.8%
AT&T, Inc.                                              320,000     13,539,200
CenturyTel, Inc. (a)                                     70,000      3,235,400
Ciena Corp. *                                           250,000      9,520,000
Cisco Systems, Inc. *                                 1,370,000     45,360,700
Juniper Networks, Inc. *                                620,000     22,698,200
                                                                --------------
                                                                    94,353,500
                                                                --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
NIKE, Inc. - Class B (a)                                380,000     22,290,800
                                                                --------------
Total Common Stocks
  (Cost $1,683,123,392)                                          1,977,281,384
                                                                --------------
ESCROWED SHARES -- 0.0%
ESC Seagate Technology (b)
  (Cost -- $0)                                           27,200             27
                                                                --------------
SHORT-TERM INVESTMENTS -- 4.7%
State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 2.100% to be
  repurchased at $2,066,362 on 10/01/07
  collateralized by $2,045,000 U.S. Treasury Note
  at 4.750% due 01/31/12 with a value of
  $2,108,906.                                       $ 2,066,000      2,066,000
State Street Navigator Securities Lending Prime
  Portfolio (c)                                      91,649,151     91,649,151
                                                                --------------
Total Short-Term Investments
  (Cost $93,715,151)                                                93,715,151
                                                                --------------
TOTAL INVESTMENTS -- 104.6% (Cost $1,776,838,543#)               2,070,996,562
                                                                --------------
Other Assets and Liabilities (net) -- (4.6)%                       (91,087,964)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,979,908,598
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $320,810,655 and $26,652,636 respectively, resulting in a net unrealized appreciation of $294,158,019.
(a) All or a portion of security is on loan.
(b) Illiquid securities representing in the aggregate $27 of net assets.
(c) Represents investment of collateral received from securities lending transactions.

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
September 30, 2007
(Percentage of Net Assets)

                                                       SHARES /
 SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
 --------------------                                 ----------- ------------
 INVESTMENT COMPANY SECURITIES -- 95.4%
 iShares Dow Jones U.S. Consumer Goods Sector Index
   Fund (a)                                               137,771 $  8,810,455
 iShares Dow Jones U.S. Consumer Services Sector
   Index Fund (a)                                          41,903    2,828,872
 iShares Dow Jones U.S. Energy Sector Index Fund           21,100    2,753,761
 iShares Dow Jones U.S. Financial Sector Index Fund       105,178   11,529,612
 iShares Dow Jones U.S. Industrial Sector Index Fund       80,077    6,060,227
 iShares Dow Jones U.S. Technology Sector Index Fund
   (a)                                                    123,964    7,784,939
 iShares Dow Jones U.S. Telecommunications Sector
   Index Fund (a)                                         142,640    4,828,364
 iShares Dow Jones U.S. Utilities Sector Index Fund
   (a)                                                     26,355    2,555,644
 iShares GS $ InvesTop Corporate Bond Fund (a)             50,505    5,331,813
 iShares Lehman 1-3 Year Treasury Bond Fund (a)           276,389   22,475,954
 iShares Lehman Aggregate Bond Fund                        69,500    6,951,390
 iShares MSCI EAFE Index Fund                             144,912   11,963,935
 iShares S&P 500 Index Fund                               338,535   51,785,699
 iShares S&P MidCap 400 Index Fund                        263,133   23,168,861
 SPDR Trust Series 1 (a)                                   64,900    9,902,442
 Vanguard Consumer Discretionary VIPERs (a)                34,555    2,071,227
 Vanguard Consumer Staples VIPERs                         129,065    9,048,747
 Vanguard Energy VIPERs                                    26,650    2,896,589
 Vanguard Financials VIPERs (a)                            45,532    2,771,988
 Vanguard Health Care ETF (a)                             308,000   18,920,440
 Vanguard Industrials VIPERs                               67,145    5,170,836
 Vanguard Information Technology ETF (a)                   67,823    4,113,465
 Vanguard Utilities ETF                                     2,200      182,622
                                                                  ------------
 Total Investment Company Securities
   (Cost $194,892,926)                                             223,907,882
                                                                  ------------
 Short-Term Investments -- 19.5%
 Metropolitan Series Fund, Inc.: BlackRock Money
   Market Portfolio **                                      3,809      380,859
 State Street Bank & Trust Co., Repurchase Agreement
   dated 09/28/07 at 3.000% to be repurchased at
   $9,259,314 on 10/01/07 collateralized by
   $9,455,000 FHLB at 4.375% due 09/17/10 with a
   value of $9,445,479.                               $ 9,257,000    9,257,000
 State Street Navigator Securities Lending Prime
   Portfolio (b)                                       36,240,407   36,240,407
                                                                  ------------
 Total Short-Term Investments (Cost $45,878,266)                    45,878,266
                                                                  ------------
 TOTAL INVESTMENTS -- 114.9% (Cost $240,771,192#)                  269,786,148
                                                                  ------------
 Other Assets and Liabilities (net) -- (14.9)%                     (35,036,931)
                                                                  ------------
 TOTAL NET ASSETS -- 100.0%                                       $234,749,217
                                                                  ============
--------
PORTFOLIO FOOTNOTES
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $29,033,391 and $18,435 respectively, resulting in net unrealized appreciation of $29,014,956.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank
**  Affiliated Issuer.

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
September 30, 2007
(Percentage of Net Assets)

                                                       SHARES /
 SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
 --------------------                                 ----------- ------------
 INVESTMENT COMPANY SECURITIES -- 97.8%
 iShares Dow Jones U.S. Consumer Goods Sector Index
   Fund                                                   137,539 $  8,795,619
 iShares Dow Jones U.S. Consumer Services Sector
   Index Fund (a)                                          19,909    1,344,057
 iShares Dow Jones U.S. Energy Sector Index Fund (a)       31,300    4,084,963
 iShares Dow Jones U.S. Financial Sector Index Fund       104,264   11,429,420
 iShares Dow Jones U.S. Industrial Sector Index Fund
   (a)                                                     81,409    6,161,033
 iShares Dow Jones U.S. Technology Sector Index Fund
   (a)                                                    124,857    7,841,020
 iShares Dow Jones U.S. Telecommunications Sector
   Index Fund (a)                                         164,318    5,562,164
 iShares Dow Jones U.S. Utilities Sector Index Fund
   (a)                                                     19,813    1,921,267
 iShares MSCI EAFE Index Fund                             331,435   27,363,274
 iShares S&P 500 Index Fund (a)                           369,057   56,454,649
 iShares S&P MidCap 400 Index Fund                        440,228   38,762,075
 SPDR Trust Series 1 (a)                                  248,000   37,839,840
 Vanguard Consumer Discretionary VIPERs (a)                45,855    2,748,549
 Vanguard Consumer Staples VIPERs                         164,286   11,518,091
 Vanguard Energy VIPERs                                     7,567      822,457
 Vanguard Financials VIPERs                                37,782    2,300,168
 Vanguard Health Care ETF                                 354,500   21,776,935
 Vanguard Industrials VIPERs                               73,545    5,663,700
 Vanguard Information Technology ETF (a)                   67,223    4,077,075
 Vanguard Utilities ETF                                    11,300      938,013
                                                                  ------------
 Total Investment Company Securities
   (Cost $217,196,508)                                             257,404,369
                                                                  ------------
 SHORT-TERM INVESTMENTS -- 14.4%
 Metropolitan Series Fund, Inc.: BlackRock Money
   Market Portfolio **                                      4,043      404,264
 State Street Bank & Trust Co., Repurchase Agreement
   dated 09/28/07 at 2.100% to be repurchased at
   $4,948,866 on 10/01/07 collateralized by
   $4,985,000 FNMA at 4.250% due 05/15/09 with a
   value of $5,050,029.                               $ 4,948,000    4,948,000
 State Street Navigator Securities Lending Prime
   Portfolio (b)                                       32,595,754   32,595,754
                                                                  ------------
 Total Short-Term Investments (Cost $37,948,018)                    37,948,018
                                                                  ------------
 TOTAL INVESTMENTS -- 112.2% (Cost $255,144,526#)                  295,352,387
                                                                  ------------
 Other Assets and Liabilities (net) -- (12.2)%                     (32,174,393)
                                                                  ------------
 TOTAL NET ASSETS -- 100.0%                                       $263,177,994
                                                                  ============
--------
PORTFOLIO FOOTNOTES
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $40,207,861 and $0 respectively, resulting in net unrealized appreciation of $40,207,861.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FNMA - Federal National Mortgage Association
**  Affiliated Issuer.

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 97.6%
AEROSPACE & DEFENSE -- 3.3%
BE Aerospace, Inc. *                                         46,450 $ 1,929,068
Curtiss-Wright Corp. (a)                                     39,150   1,859,625
DRS Technologies, Inc.                                       33,000   1,818,960
                                                                    -----------
                                                                      5,607,653
                                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.9%
ABX Air, Inc. *(a)                                          211,300   1,496,004
                                                                    -----------
AIRLINES -- 0.3%
Alaska Air Group, Inc. *(a)                                  19,550     451,410
                                                                    -----------
BANKS -- 7.0%
Boston Private Financial Holdings, Inc. (a)                  56,750   1,579,920
Citizens Republic Bancorp, Inc. (a)                          70,450   1,134,950
City Holding Co. (a)                                         44,550   1,622,065
Columbia Banking System, Inc. (a)                            48,900   1,555,998
FirstMerit Corp. (a)                                         70,450   1,392,092
MB Financial, Inc. (a)                                       45,650   1,577,207
Sterling Financial Corp. of Spokane (a)                      50,650   1,362,992
UCBH Holdings, Inc. (a)                                      96,100   1,679,828
                                                                    -----------
                                                                     11,905,052
                                                                    -----------
BEVERAGES -- 1.9%
Central European Distribution Corp. *(a)                     68,800   3,296,208
                                                                    -----------
BUILDING PRODUCTS -- 2.0%
Lennox International, Inc.                                   52,850   1,786,330
NCI Building Systems, Inc. *(a)                              36,350   1,570,684
                                                                    -----------
                                                                      3,357,014
                                                                    -----------
CHEMICALS -- 0.1%
Hercules, Inc.                                                5,000     105,100
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.5%
Aaron Rents, Inc. (a)                                        65,200   1,453,960
Healthspring, Inc. *                                         84,550   1,648,725
Kelly Services, Inc.                                         56,100   1,111,341
                                                                    -----------
                                                                      4,214,026
                                                                    -----------
COMPUTERS & PERIPHERALS -- 2.1%
Jack Henry & Associates, Inc.                                58,950   1,524,447
Stec, Inc. *(a)                                             265,500   2,025,765
                                                                    -----------
                                                                      3,550,212
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.6%
Perini Corp. *                                               17,100     956,403
                                                                    -----------
CONSUMER FINANCE -- 0.7%
Financial Federal Corp. (a)                                  44,500   1,246,445
                                                                    -----------
CONTAINERS & PACKAGING -- 0.9%
Myers Industrials, Inc.                                      75,900   1,504,338
                                                                    -----------
ELECTRIC UTILITIES -- 2.9%
Allete, Inc. (a)                                             36,400   1,629,264
IDACORP, Inc. (a)                                            48,850   1,599,349
Integrys Energy Group, Inc. (a)                              32,750   1,677,782
                                                                    -----------
                                                                      4,906,395
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 2.1%
General Cable Corp. *(a)                                     23,800   1,597,456

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Regal-Beloit Corp.                                           39,750 $ 1,903,628
                                                                    -----------
                                                                      3,501,084
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Park Electrochemical Corp.                                   41,718   1,400,890
Tektronix, Inc.                                              22,300     618,602
Varian, Inc. *                                               30,550   1,943,286
                                                                    -----------
                                                                      3,962,778
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 3.3%
Hercules Offshore, Inc. *                                    61,850   1,614,903
Hornbeck Offshore Services, Inc. *                           40,230   1,476,441
Key Energy Services, Inc. *                                  56,300     957,100
Superior Energy Services, Inc. *(a)                          44,700   1,584,168
                                                                    -----------
                                                                      5,632,612
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 2.7%
ASTA Funding, Inc. (a)                                       50,500   1,935,160
Friedman, Billings, Ramsey Group, Inc. (a)                  127,150     586,161
Waddell & Reed Financial, Inc. - Class A                     76,400   2,065,092
                                                                    -----------
                                                                      4,586,413
                                                                    -----------
FOOD & DRUG RETAILING -- 0.5%
Ruby Tuesday, Inc. (a)                                       51,102     937,211
                                                                    -----------
FOOD PRODUCTS -- 8.6%
Del Monte Foods Co.                                         158,800   1,667,400
J.M. Smucker Co. (The)                                       32,950   1,760,189
Nash Finch Co. (a)                                           48,600   1,935,738
Pilgrim's Pride Corp.                                        50,500   1,753,865
Ralcorp Holdings, Inc. *                                     30,050   1,677,391
Ruddick Corp.                                                60,700   2,035,878
Sanderson Farms, Inc. (a)                                    47,550   1,981,408
Weis Markets, Inc.                                           43,950   1,876,226
                                                                    -----------
                                                                     14,688,095
                                                                    -----------
GAS UTILITIES -- 1.0%
Vectren Corp.                                                61,800   1,686,522
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Cooper Cos., Inc. (The) (a)                                  37,600   1,970,992
Syneron Medical, Ltd. *(a)                                   68,150   1,611,066
                                                                    -----------
                                                                      3,582,058
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.2%
Amedisys, Inc. *(a)                                          53,950   2,072,759
Amsurg Corp. *(a)                                            73,550   1,696,798
Apria Healthcare Group, Inc. *                               64,800   1,685,448
LifePoint Hospitals, Inc. *(a)                               44,450   1,333,945
Pediatrix Medical Group, Inc. *                              32,000   2,093,440
                                                                    -----------
                                                                      8,882,390
                                                                    -----------
HOUSEHOLD DURABLES -- 0.8%
HNI Corp. (a)                                                37,250   1,341,000
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.7%
Ennis, Inc. (a)                                              68,550   1,510,842
Helen of Troy, Ltd. *(a)                                     71,800   1,386,458
                                                                    -----------
                                                                      2,897,300
                                                                    -----------
INSURANCE -- 8.3%
Argo Group International Holdings, Ltd. *                    33,691   1,465,895
Endurance Specialty Holdings, Ltd.                           52,350   2,175,142
Hanover Insurance Group, Inc. (The)                          37,950   1,677,011
IPC Holdings, Ltd.                                           57,650   1,663,203

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Platinum Underwriters Holdings, Ltd.                         55,250 $ 1,986,790
Safety Insurance Group, Inc. (a)                             43,300   1,556,202
StanCorp Financial Group, Inc.                               36,200   1,792,262
United Fire & Casualty Co. (a)                               48,000   1,876,320
                                                                    -----------
                                                                     14,192,825
                                                                    -----------
MACHINERY -- 2.4%
Barnes Group, Inc. (a)                                       63,750   2,034,900
Kennametal, Inc.                                             25,500   2,141,490
                                                                    -----------
                                                                      4,176,390
                                                                    -----------
METALS & MINING -- 6.1%
Century Aluminum Co. *                                       35,100   1,848,015
Iamgold Corp.                                               230,650   1,999,736
Mueller Water Products, Inc. (a)                            120,700   1,495,473
PAN American Silver Corp. *(a)                               71,600   2,069,240
RTI International Metals, Inc. *                             21,200   1,680,312
Uranium Resources, Inc. *(a)                                144,829   1,359,944
                                                                    -----------
                                                                     10,452,720
                                                                    -----------
OIL & GAS -- 7.3%
Alon USA Energy, Inc. (a)                                    43,100   1,455,918
Atwood Oceanics, Inc. *(a)                                   26,750   2,047,980
Delta Petroleum Corp. *(a)                                   97,050   1,742,048
Parallel Petroleum Corp. *(a)                               115,950   1,969,990
Petrohawk Energy Corp. *(a)                                 131,850   2,164,977
Petroquest Energy, Inc. *                                   119,350   1,280,626
St. Mary Land & Exploration Co. (a)                          50,950   1,817,386
                                                                    -----------
                                                                     12,478,925
                                                                    -----------
PHARMACEUTICALS -- 1.3%
Axcan Pharma, Inc. *(a)                                     110,400   2,293,008
                                                                    -----------
REAL ESTATE -- 1.4%
American Financial Realty Trust (REIT)                      150,450   1,211,123
Ashford Hospitality Trust, Inc. (REIT) (a)                  124,650   1,252,732
                                                                    -----------
                                                                      2,463,855
                                                                    -----------
RETAIL - SPECIALTY -- 2.8%
Men's Wearhouse, Inc. (The)                                  34,250   1,730,310
Penske Automotive Group, Inc. (a)                            83,500   1,690,040
Regis Corp.                                                  43,750   1,396,062
                                                                    -----------
                                                                      4,816,412
                                                                    -----------
ROAD & RAIL -- 1.0%
GATX Corp.                                                   38,950   1,665,113
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.9%
MKS Instruments, Inc. *                                      77,300   1,470,246
                                                                    -----------
SOFTWARE -- 1.9%
Fair Isaac Corp. (a)                                         41,000   1,480,510
Sybase, Inc. *                                               77,000   1,781,010
                                                                    -----------
                                                                      3,261,520
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 5.5%
Alaska Communications Systems Group, Inc. (a)               107,450   1,552,653
Anixter International, Inc. *(a)                             29,050   2,395,172
Arris Group, Inc. *(a)                                      103,750   1,281,313
CommScope, Inc. *(a)                                         48,800   2,451,712
Iowa Telecommunications Services, Inc. (a)                   82,850   1,644,572
                                                                    -----------
                                                                      9,325,422
                                                                    -----------

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                       SHARES /
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Hanesbrands, Inc. *                                        59,100 $  1,658,346
                                                                  ------------
TOBACCO -- 2.2%
Universal Corp. (a)                                        31,100    1,522,345
Vector Group, Ltd. (a)                                     99,540    2,230,691
                                                                  ------------
                                                                     3,753,036
                                                                  ------------
Total Common Stocks
  (Cost $162,563,633)                                              166,301,541
                                                                  ------------
SHORT-TERM INVESTMENTS -- 35.4%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.000% to be repurchased at
  $16,913,227 on 10/01/07 collateralized by
  $16,645,000 U.S. Treasury Bond at 4.500% due
  03/31/12 with a value of $17,248,381.               $16,909,000   16,909,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                        43,302,276   43,302,276
                                                                  ------------
Total Short-Term Investments
  (Cost $60,211,276)                                                60,211,276
                                                                  ------------
TOTAL INVESTMENTS -- 133.0% (Cost $222,774,909#)                   226,512,817
                                                                  ------------
Other Assets and Liabilities (net) -- (33.0)%                      (56,148,313)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $170,364,504
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $11,981,601 and $8,243,693 respectively, resulting in a net unrealized appreciation of $3,737,908.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 97.0%
AEROSPACE & DEFENSE -- 2.0%
Alliant Techsystems, Inc. *(a)                               30,510 $ 3,334,743
Rockwell Collins, Inc.                                      111,003   8,107,659
                                                                    -----------
                                                                     11,442,402
                                                                    -----------
AUTO COMPONENTS -- 2.7%
BorgWarner, Inc. (a)                                         29,211   2,673,683
Johnson Controls, Inc.                                       89,167  10,531,514
Tenneco Automotive, Inc. *(a)                                79,520   2,465,915
                                                                    -----------
                                                                     15,671,112
                                                                    -----------
AUTOMOBILES -- 0.3%
Ford Motor Co. *(a)                                         207,725   1,763,585
                                                                    -----------
BANKS -- 8.0%
CIT Group, Inc.                                             127,146   5,111,269
Commerce Bancorp, Inc. (a)                                  111,928   4,340,568
Commerce Bancshares, Inc. (a)                                84,875   3,894,914
Keycorp (a)                                                 265,174   8,573,075
M&T Bank Corp. (a)                                          104,512  10,811,766
Northern Trust Corp.                                        108,244   7,173,330
Webster Financial Corp.                                     151,088   6,363,827
                                                                    -----------
                                                                     46,268,749
                                                                    -----------
BEVERAGES -- 0.7%
Coca-Cola Enterprises, Inc.                                  90,880   2,201,114
Pepsi Bottling Group, Inc.                                   42,032   1,562,329
                                                                    -----------
                                                                      3,763,443
                                                                    -----------
BUILDING PRODUCTS -- 0.6%
Lennox International, Inc.                                   94,125   3,181,425
                                                                    -----------
CHEMICALS -- 2.8%
Airgas, Inc.                                                 74,976   3,871,011
Albemarle Corp.                                              53,846   2,379,993
Celanese Corp.                                              137,200   5,348,056
Chemtura Corp.                                              319,516   2,840,497
Cytec Industries, Inc.                                       25,891   1,770,686
                                                                    -----------
                                                                     16,210,243
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.5%
Allied Waste Industries, Inc. *                             572,474   7,299,044
BearingPoint, Inc. *(a)                                     396,247   1,604,800
H&R Block, Inc. (a)                                         283,999   6,015,099
Monster Worldwide, Inc. *                                   146,057   4,974,701
                                                                    -----------
                                                                     19,893,644
                                                                    -----------
COMPUTERS & PERIPHERALS -- 2.0%
Lexmark International, Inc. - Class A *                     146,680   6,091,621
Seagate Technology                                          220,059   5,629,109
                                                                    -----------
                                                                     11,720,730
                                                                    -----------
ELECTRIC UTILITIES -- 13.1%
American Electric Power Co., Inc.                           101,936   4,697,211
CMS Energy Corp. (a)                                         99,319   1,670,545
Constellation Energy Group, Inc.                             25,966   2,227,623
DPL, Inc. (a)                                               337,229   8,855,633
Edison International                                        165,540   9,179,193
Entergy Corp.                                               150,696  16,318,870
FirstEnergy Corp.                                           102,889   6,516,989
PG&E Corp.                                                  173,807   8,307,975
PPL Corp.                                                   270,479  12,523,178
SCANA Corp.                                                  17,851     691,548

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Wisconsin Energy Corp.                                       94,288 $ 4,245,789
                                                                    -----------
                                                                     75,234,554
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.5%
Cooper Industries, Ltd. - Class A                            60,700   3,101,163
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
Amphenol Corp. - Class A                                    280,379  11,147,869
PerkinElmer, Inc.                                           175,917   5,138,536
                                                                    -----------
                                                                     16,286,405
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 1.3%
Oil States International, Inc. *                             29,820   1,440,306
W-H Energy Services, Inc. *(a)                               43,979   3,243,451
Weatherford International, Ltd. *                            43,014   2,889,681
                                                                    -----------
                                                                      7,573,438
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 0.3%
Lazard, Ltd. - Class A (a)                                   39,435   1,672,044
                                                                    -----------
FINANCIAL SERVICES -- 1.3%
Astoria Financial Corp.                                     131,057   3,476,942
Hudson City Bancorp, Inc. (a)                               247,249   3,802,690
                                                                    -----------
                                                                      7,279,632
                                                                    -----------
FOOD PRODUCTS -- 2.9%
ConAgra Foods, Inc.                                          55,780   1,457,531
Safeway, Inc.                                               109,543   3,626,969
Smithfield Foods, Inc. *(a)                                  36,676   1,155,294
SUPERVALU, Inc.                                             259,819  10,135,539
                                                                    -----------
                                                                     16,375,333
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Edwards Lifesciences Corp. *(a)                              71,323   3,516,937
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
Coventry Health Care, Inc. *                                 25,966   1,615,345
Health Net, Inc. *                                           27,363   1,478,970
                                                                    -----------
                                                                      3,094,315
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Boyd Gaming Corp.                                            46,089   1,974,914
                                                                    -----------
HOUSEHOLD DURABLES -- 1.8%
Lennar Corp. - Class A (a)                                   44,628   1,010,824
Newell Rubbermaid, Inc.                                     316,618   9,124,931
                                                                    -----------
                                                                     10,135,755
                                                                    -----------
HOUSEHOLD PRODUCTS -- 2.3%
Clorox Co.                                                  138,429   8,442,785
Fortune Brands, Inc.                                         56,800   4,628,632
                                                                    -----------
                                                                     13,071,417
                                                                    -----------
INSURANCE -- 6.7%
Ambac Financial Group, Inc. (a)                             143,947   9,055,706
Assurant, Inc. (a)                                           76,436   4,089,326
Everest Reinsurance Group, Ltd.                              73,353   8,086,435
PartnerRe, Ltd. (a)                                          60,857   4,807,094
Philadelphia Consolidated Holding Corp. *                    61,187   2,529,471
PMI Group, Inc. (The)                                        52,905   1,729,994
RenaissanceRe Holdings, Ltd.                                 45,115   2,950,972
UnumProvident Corp.                                         111,490   2,728,160
XL Capital, Ltd. - Class A                                   32,457   2,570,594
                                                                    -----------
                                                                     38,547,752
                                                                    -----------

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Mattel, Inc.                                                154,020 $ 3,613,309
                                                                    -----------
MACHINERY -- 1.7%
Eaton Corp.                                                  56,800   5,625,472
Parker Hannifin Corp.                                        37,420   4,184,679
                                                                    -----------
                                                                      9,810,151
                                                                    -----------
MEDIA -- 0.6%
Charter Communications, Inc. *(a)                         1,239,449   3,197,778
                                                                    -----------
METALS & MINING -- 1.9%
Commercial Metals Co.                                       120,324   3,808,255
Nucor Corp.                                                  95,748   5,694,133
Ternium S.A. (ADR) (a)                                       43,868   1,377,455
                                                                    -----------
                                                                     10,879,843
                                                                    -----------
OFFICE FURNISHING & SUPPLIES -- 1.2%
Pitney Bowes, Inc.                                           48,360   2,196,511
Xerox Corp. *                                               274,837   4,765,674
                                                                    -----------
                                                                      6,962,185
                                                                    -----------
OIL & GAS -- 10.6%
EOG Resources, Inc.                                         116,034   8,392,739
Equitable Resources, Inc.                                    25,880   1,342,396
Hess Corp.                                                  197,248  13,122,909
Range Resources Corp.                                       419,554  17,059,066
Tesoro Corp.                                                 56,820   2,614,856
Williams Cos., Inc. (The)                                   544,954  18,561,133
                                                                    -----------
                                                                     61,093,099
                                                                    -----------
PAPER & FOREST PRODUCTS -- 1.4%
Domtar Corp. *                                              417,073   3,419,999
International Paper Co.                                     121,228   4,348,448
                                                                    -----------
                                                                      7,768,447
                                                                    -----------
REAL ESTATE -- 8.7%
Annaly Mortgage Management, Inc. (REIT)                     177,401   2,825,998
Apartment Investment & Management Co. (REIT) - Class A      173,645   7,836,599
Brandywine Realty Trust (REIT) (a)                          129,179   3,269,520
Camden Property Trust (REIT)                                 41,980   2,697,215
DCT Industrial Trust Inc. (REIT) (a)                        269,393   2,820,545
Developers Diversified Realty Corp. (REIT)                   52,629   2,940,382
Highwoods Properties, Inc. (REIT) (a)                       160,662   5,891,475
Liberty Property Trust (REIT)                               152,061   6,114,373
Mack-Cali Realty Corp. (REIT)                                97,047   3,988,632
Pennsylvania Real Estate Investment Trust (REIT)            149,302   5,813,820
Vornado Realty Trust (REIT)                                  55,177   6,033,605
                                                                    -----------
                                                                     50,232,164
                                                                    -----------
RETAIL - MULTILINE -- 1.1%
J.C. Penney Co., Inc.                                       102,240   6,478,949
                                                                    -----------
RETAIL - SPECIALTY -- 0.4%
Ross Stores, Inc.                                            77,410   1,984,792
                                                                    -----------
ROAD & RAIL -- 2.0%
JB Hunt Transport Services, Inc.                            112,907   2,969,454
Landstar System, Inc.                                        98,147   4,119,230
Norfolk Southern Corp.                                       88,468   4,592,374
                                                                    -----------
                                                                     11,681,058
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.7%
LSI Corp. *(a)                                              215,839   1,601,525
National Semiconductor Corp.                                131,451   3,564,951

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


                                                       SHARES /
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
Tessera Technologies, Inc. *                              126,420 $  4,740,750
                                                                  ------------
                                                                     9,907,226
                                                                  ------------
SOFTWARE -- 2.4%
Activision, Inc. *                                        358,012    7,729,479
IMS Health, Inc.                                          192,795    5,907,239
                                                                  ------------
                                                                    13,636,718
                                                                  ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.6%
Cincinnati Bell, Inc. *                                   520,936    2,573,424
Embarq Corp.                                              147,680    8,211,008
Qwest Communications International, Inc. *(a)           1,068,243    9,785,106
                                                                  ------------
                                                                    20,569,538
                                                                  ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.3%
Metropcs Communications, Inc. *                            68,438    1,866,989
                                                                  ------------
TOBACCO -- 0.8%
Loews Corp. - Carolina Group                               27,588    2,268,561
Reynolds American, Inc. (a)                                35,857    2,280,146
                                                                  ------------
                                                                     4,548,708
                                                                  ------------
TRANSPORTATION -- 1.0%
Ryder System, Inc.                                        115,502    5,659,598
                                                                  ------------
Total Common Stocks (Cost $517,266,923)                            557,669,543
                                                                  ------------
SHORT-TERM INVESTMENTS -- 13.8%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.000% to be repurchased at
  $18,698,674 on 10/01/07 collateralized by
  $19,090,000 FHLB at 4.375% due 09/17/10 with a
  value of $19,070,776.                               $18,694,000   18,694,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                        60,818,873   60,818,873
                                                                  ------------
Total Short-Term Investments (Cost $79,512,873)                     79,512,873
                                                                  ------------
TOTAL INVESTMENTS -- 110.8% (Cost $596,779,796#)                   637,182,416
                                                                  ------------
Other Assets and Liabilities (net) -- (10.8)%                      (61,965,901)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $575,216,515
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $60,230,727 and $19,828,107 respectively, resulting in net unrealized appreciation of $40,402,620.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                    ---------- ------------
COMMON STOCKS -- 96.3%
FRANCE -- 9.4%
BNP Paribas (a)                                            533,100 $ 58,094,178
LVMH Moet Hennessy Louis Vuitton S.A. (a)                  352,500   42,101,325
Neopost S.A. (a)                                            70,100    9,863,344
Publicis Groupe (a)                                      1,147,200   47,005,499
Societe Television Francaise 1 (a)                       2,028,200   54,495,425
Vivendi (a)                                                585,100   24,604,736
                                                                   ------------
                                                                    236,164,507
                                                                   ------------
GERMANY -- 9.3%
Allianz SE (a)                                             135,500   31,546,509
Bayerische Motoren Werke (BMW) AG (a)                    1,191,400   76,614,631
DaimlerChrysler AG (a)                                     503,100   50,527,696
Hannover Rueckversicherung AG (a)                          694,500   35,148,813
Henkel KGaA                                                214,431   10,119,568
SAP AG (a)                                                 524,100   30,597,472
                                                                   ------------
                                                                    234,554,689
                                                                   ------------
HONG KONG -- 0.5%
Giordano International, Ltd. (a)                        27,886,000   13,479,201
                                                                   ------------
IRELAND -- 2.7%
Bank of Ireland                                          3,040,000   56,121,474
Experian Group, Ltd.                                     1,203,900   12,689,503
                                                                   ------------
                                                                     68,810,977
                                                                   ------------
ISRAEL -- 0.2%
Orbotech, Ltd. *(a)                                        265,000    5,572,950
                                                                   ------------
ITALY -- 0.5%
Bulgari S.p.A. (a)                                         737,000   11,586,351
                                                                   ------------
JAPAN -- 13.8%
Daiwa Securities Group, Inc. (a)                        10,515,000   99,682,280
Honda Motor Co., Ltd. (a)                                  933,300   31,181,505
Meitec Corp. (a)                                           432,800   12,668,066
Nikko Cordial Corp. (a)                                  2,576,600   32,275,884
OMRON Corp.                                              1,514,300   39,832,124
Rohm Co., Ltd.                                             992,698   87,449,180
Takeda Pharmaceutical Co., Ltd. (a)                        265,700   18,635,281
Uni-Charm Corp. (a)                                        401,200   24,548,120
                                                                   ------------
                                                                    346,272,440
                                                                   ------------
MEXICO -- 1.4%
Grupo Televisa S.A. (ADR)                                1,412,400   34,137,708
                                                                   ------------
NETHERLANDS -- 1.5%
ASML Holding N.V. *                                        542,700   17,957,080
Koninklijke (Royal) Philips Electronics N.V.               427,300   19,209,676
                                                                   ------------
                                                                     37,166,756
                                                                   ------------
SOUTH KOREA -- 8.1%
Kookmin Bank                                               231,170   19,013,761
Lotte Chilsung Beverage Co., Ltd.                           16,930   25,801,511
Samsung Electronics Co., Ltd.                              124,200   77,939,466
SK Telecom Co., Ltd.                                       348,152   79,809,232
                                                                   ------------
                                                                    202,563,970
                                                                   ------------
SPAIN -- 1.9%
Gestevision Telecinco S.A. (a)                           1,802,500   47,112,902
                                                                   ------------
SWITZERLAND -- 16.7%
Adecco S.A. (a)                                            953,600   56,246,342
Compagnie Financiere Richemont S.A.                        692,000   45,728,238

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES         VALUE
--------------------                               ------------ --------------
Credit Suisse Group (a)                               1,358,600 $   89,872,677
Givaudan S.A. (a)                                        16,850     15,521,244
Nestle S.A.                                              57,400     25,713,991
Novartis AG (a)                                       1,593,400     87,454,591
UBS AG                                                1,834,000     98,261,081
                                                                --------------
                                                                   418,798,164
                                                                --------------
TAIWAN -- 2.1%
Chinatrust Financial Holding Co., Ltd. *             73,675,614     53,463,204
                                                                --------------
UNITED KINGDOM -- 28.2%
Barclays Plc                                          4,682,800     56,733,249
British Sky Broadcasting Group Plc                    3,169,100     44,884,403
Cadbury Schweppes Plc                                 5,541,100     64,040,987
Compass Group Plc                                       603,100      3,713,310
Diageo Plc                                            2,631,400     57,516,556
G4S PLC                                               8,236,604     33,921,283
GlaxoSmithKline Plc                                   3,840,000    101,484,123
HSBC Holdings Plc                                     4,324,300     79,702,941
Johnston Press Plc                                    3,338,000     22,078,356
Lloyds TSB Group Plc                                  6,090,535     67,309,984
Schroders Plc                                         2,768,800     78,225,062
Signet Group Plc                                     36,691,700     62,580,644
Trinity Mirror Plc                                    4,501,900     37,888,544
                                                                --------------
                                                                   710,079,442
                                                                --------------
Total Common Stocks (Cost $2,183,548,776)                        2,419,763,261
                                                                --------------
SHORT-TERM INVESTMENTS -- 18.2%
State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 3.000% to be
  repurchased at $92,344,080 on 10/01/07
  collateralized by 96,090,000 U.S. Treasury Bill
  at 4.080% due 03/27/08 with a value of
  $94,168,200.                                     $ 92,321,000     92,321,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                     364,644,394    364,644,394
                                                                --------------
Total Short-Term Investments (Cost $456,965,394)                   456,965,394
                                                                --------------
TOTAL INVESTMENTS -- 114.5% (Cost $2,640,514,170#)               2,876,728,655
                                                                --------------
Other Assets and Liabilities (net) -- (14.5)%                     (363,480,043)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $2,513,248,612
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $291,873,103 and $55,658,618 respectively, resulting in a net unrealized appreciation of $236,214,485.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION 09/30/2007

                                                            VALUE    PERCENT OF
 INDUSTRY                                                   (000)    NET ASSETS
 --------                                                 ---------- ----------
 Automobiles                                              $  158,324     6.2%
 Banks                                                       426,848    17.0
 Beverages                                                    83,318     3.3
 Chemicals                                                    15,521     0.6
 Commercial Services & Supplies                              102,836     4.1
 Consumer Products                                            12,690     0.5
 Electronic Equipment & Instruments                           64,615     2.6
 Financial - Diversified                                     361,908    14.4
 Food Products                                                89,755     3.6
 Hotels, Restaurants & Leisure                                 3,713     0.1
 Household Products                                           10,120     0.4
 Insurance                                                    66,695     2.7
 Media                                                       312,208    12.4
 Office Furnishing & Supplies                                  9,863     0.4
 Personal Products                                            24,548     1.0
 Pharmaceuticals                                             207,574     8.3
 Retail - Specialty                                          133,374     5.3
 Semiconductor Equipment & Products                          183,346     7.3
 Software                                                     30,597     1.2
 Telecommunication Services - Wireless                        79,809     3.2
 Textiles, Apparel & Luxury Goods                             42,101     1.7
                                                          ----------    ----
                                                          $2,419,763    96.3%
                                                          ==========    ====

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 90.2%
BANKS -- 4.0%
Wells Fargo & Co.                                        1,170,860 $ 41,706,033
                                                                   ------------
BIOTECHNOLOGY -- 5.1%
Celgene Corp. *(a)                                         501,300   35,747,703
Genentech, Inc. *                                          229,160   17,879,063
                                                                   ------------
                                                                     53,626,766
                                                                   ------------
CHEMICALS -- 11.0%
Monsanto Co.                                               324,085   27,787,048
Potash Corp. of Saskatchewan, Inc.                         655,165   69,250,940
Syngenta AG                                                 86,564   18,668,619
                                                                   ------------
                                                                    115,706,607
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
Bunge, Ltd.                                                191,835   20,612,671
                                                                   ------------
COMPUTERS & PERIPHERALS -- 16.2%
Apple, Inc. *                                              609,620   93,601,055
Research In Motion, Ltd. *                                 775,920   76,466,916
                                                                   ------------
                                                                    170,067,971
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 6.9%
Bear Stearns Cos., Inc. (a)                                147,860   18,158,687
Goldman Sachs Group, Inc. (The)                            198,860   43,100,916
Merrill Lynch & Co., Inc.                                  163,480   11,652,854
                                                                   ------------
                                                                     72,912,457
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
Alcon, Inc.                                                165,835   23,866,973
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
Boyd Gaming Corp.                                          399,385   17,113,647
Harrah's Entertainment, Inc.                                43,045    3,741,902
                                                                   ------------
                                                                     20,855,549
                                                                   ------------
HOUSEHOLD DURABLES -- 1.4%
Sony Corp. (ADR)                                           306,135   14,712,848
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 4.1%
Akamai Technologies, Inc. *(a)                             289,359    8,313,284
Google, Inc. - Class A *                                    61,280   34,762,306
                                                                   ------------
                                                                     43,075,590
                                                                   ------------
MEDIA -- 0.3%
Lamar Advertising Co. - Class A (a)                         76,104    3,726,813
                                                                   ------------
METALS & MINING -- 3.1%
Precision Castparts Corp.                                  221,270   32,743,535
                                                                   ------------
OIL & GAS -- 17.1%
Apache Corp.                                               138,210   12,447,193
ConocoPhillips                                             571,225   50,136,418
Continental Resources, Inc. *                            1,263,790   22,925,150
EOG Resources, Inc.                                        156,555   11,323,623
Hess Corp.                                                 240,840   16,023,085
Occidental Petroleum Corp.                                 254,015   16,277,281
Suncor Energy, Inc.                                        393,470   37,304,891
Valero Energy Corp.                                        196,815   13,222,032
                                                                   ------------
                                                                    179,659,673
                                                                   ------------
PHARMACEUTICALS -- 7.4%
Gilead Sciences, Inc. *                                    946,650   38,689,585

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                                ----------- --------------
Roche Holdings AG                                       215,296 $   38,911,550
                                                                --------------
                                                                    77,601,135
                                                                --------------
RETAIL - MULTILINE -- 2.8%
J.C. Penney Co., Inc. (a)                               470,310     29,803,545
                                                                --------------
RETAIL - SPECIALTY -- 1.8%
Abercrombie & Fitch Co. - Class A                       240,275     19,390,193
                                                                --------------
SOFTWARE -- 1.0%
Electronic Arts, Inc. *                                 187,410     10,493,086
                                                                --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.7%
Time Warner Telecom, Inc. - Class A *(a)                822,970     18,080,651
                                                                --------------
Total Common Stocks
  (Cost $583,206,098)                                              948,642,096
                                                                --------------
SHORT-TERM INVESTMENTS -- 14.3%

State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 3.000% to be
  repurchased at $97,761,434 on 10/01/07
  collateralized by $99,445,000 U.S. Treasury Note
  at 3.375% due 12/15/08 with a value of
  $99,693,613.                                      $97,737,000     97,737,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                      52,453,881     52,453,881
                                                                --------------
Total Short-Term Investments
  (Cost $150,190,881)                                              150,190,881
                                                                --------------
TOTAL INVESTMENTS -- 104.5% (Cost $733,396,979#)                 1,098,832,977
                                                                --------------
Other Assets and Liabilities (net) -- (4.5)%                       (47,576,897)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,051,256,080
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $378,769,022 and $13,333,024 respectively, resulting in a net unrealized appreciation of $365,435,998.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
COMMON STOCKS -- 95.6%
BANKS -- 3.4%
First Horizon National Corp. (a)                            262,510 $ 6,998,517
Huntington Bancshares, Inc. (a)                             591,600  10,045,368
Marshall & Ilsley Corp. (a)                                 250,100  10,946,877
                                                                    -----------
                                                                     27,990,762
                                                                    -----------
BEVERAGES -- 3.4%
Coca-Cola Enterprises, Inc. (a)                             679,100  16,447,802
Constellation Brands, Inc. *(a)                             447,200  10,826,712
                                                                    -----------
                                                                     27,274,514
                                                                    -----------
BUILDING PRODUCTS -- 2.2%
Masco Corp. (a)                                             513,100  11,888,527
USG Corp. *(a)                                              158,200   5,940,410
                                                                    -----------
                                                                     17,828,937
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
Republic Services, Inc.                                     278,150   9,098,287
                                                                    -----------
COMPUTERS & PERIPHERALS -- 4.7%
Lexmark International, Inc. - Class A *                     298,600  12,400,858
Seagate Technology                                          471,100  12,050,738
Sun Microsystems, Inc. *                                  2,460,200  13,801,722
                                                                    -----------
                                                                     38,253,318
                                                                    -----------
CONSUMER FINANCE -- 0.7%
AmeriCredit Corp. *(a)                                      304,400   5,351,352
                                                                    -----------
CONTAINERS & PACKAGING -- 2.9%
Ball Corp.                                                  255,700  13,743,875
Bemis Co., Inc. (a)                                         327,400   9,530,614
                                                                    -----------
                                                                     23,274,489
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 1.7%
Hubbell, Inc. - Class B                                     238,900  13,645,968
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 7.4%
Applera Corp.                                               329,800  11,424,272
Arrow Electronics, Inc. *                                   266,100  11,314,572
Flextronics International, Ltd. *(a)                      1,866,600  20,868,588
Ingram Micro, Inc. - Class A *                              838,200  16,437,102
                                                                    -----------
                                                                     60,044,534
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 1.5%
BJ Services Co. (a)                                         468,300  12,433,365
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 1.3%
Ameriprise Financial, Inc.                                  163,000  10,286,930
                                                                    -----------
FINANCIAL SERVICES -- 1.1%
Hudson City Bancorp, Inc.                                   573,000   8,812,740
                                                                    -----------
FOOD & DRUG RETAILING -- 2.2%
Brinker International, Inc.                                 119,000   3,265,360
Darden Restaurants, Inc.                                    357,300  14,956,578
                                                                    -----------
                                                                     18,221,938
                                                                    -----------
FOOD PRODUCTS -- 2.7%
Pilgrim's Pride Corp. (a)                                   237,200   8,237,956
Smithfield Foods, Inc. *(a)                                 432,100  13,611,150
                                                                    -----------
                                                                     21,849,106
                                                                    -----------

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Royal Caribbean Cruises, Ltd. (a)                           297,500 $11,611,425
                                                                    -----------
HOUSEHOLD DURABLES -- 1.4%
Centex Corp. (a)                                            190,300   5,056,271
D.R. Horton, Inc.                                           482,900   6,185,949
                                                                    -----------
                                                                     11,242,220
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.1%
Fortune Brands, Inc. (a)                                    113,000   9,208,370
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 1.8%
Textron, Inc.                                               235,400  14,644,234
                                                                    -----------
INSURANCE -- 9.8%
Aon Corp. (a)                                               255,000  11,426,550
Lincoln National Corp.                                      268,105  17,686,887
Marsh & McLennan Cos., Inc.                                 325,600   8,302,800
OneBeacon Insurance Group, Ltd. (a)                         457,700   9,863,435
PartnerRe, Ltd. (a)                                         159,073  12,565,176
RenaissanceRe Holdings, Ltd.                                168,600  11,028,126
Willis Group Holdings, Ltd.                                 217,900   8,920,826
                                                                    -----------
                                                                     79,793,800
                                                                    -----------
MACHINERY -- 2.2%
Dover Corp.                                                 347,900  17,725,505
                                                                    -----------
MEDIA -- 2.9%
Idearc, Inc. (a)                                            401,100  12,622,617
R.H. Donnelley Corp. *(a)                                   202,222  11,328,476
                                                                    -----------
                                                                     23,951,093
                                                                    -----------
OFFICE FURNISHING & SUPPLIES -- 2.3%
Pitney Bowes, Inc. (a)                                      417,700  18,971,934
                                                                    -----------
OIL & GAS -- 8.2%
Covanta Holding Corp. *(a)                                  487,200  11,941,272
Foundation Coal Holdings, Inc. (a)                          251,900   9,874,480
Massey Energy Co. (a)                                       422,300   9,214,586
Patterson-UTI Energy, Inc. (a)                              465,300  10,501,821
Pride International, Inc. *                                 256,800   9,386,040
Sunoco, Inc.                                                106,600   7,545,148
Williams Cos., Inc. (The)                                   245,600   8,365,136
                                                                    -----------
                                                                     66,828,483
                                                                    -----------
PAPER & FOREST PRODUCTS -- 1.2%
Louisiana-Pacific Corp. (a)                                 587,800   9,974,966
                                                                    -----------
PHARMACEUTICALS -- 7.1%
Barr Pharmaceuticals, Inc. *                                317,900  18,091,689
Hospira, Inc. *                                             326,800  13,545,860
Omnicare, Inc. (a)                                          342,500  11,347,025
Sepracor, Inc. *                                            177,500   4,881,250
Warner Chilcott, Ltd. *(a)                                  563,600  10,015,172
                                                                    -----------
                                                                     57,880,996
                                                                    -----------
REAL ESTATE -- 2.8%
CBL & Associates Properties, Inc. (REIT)                    455,100  15,951,255
Public Storage, Inc. (REIT)                                  84,900   6,677,385
                                                                    -----------
                                                                     22,628,640
                                                                    -----------
RETAIL - MULTILINE -- 1.1%
J.C. Penney Co., Inc.                                       136,600   8,656,342
                                                                    -----------
RETAIL - SPECIALTY -- 3.0%
Foot Locker, Inc.                                           870,800  13,349,364
Pacific Sunwear of California, Inc. *(a)                    508,800   7,530,240

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                               ------------ --------------
Talbots, Inc. (The) (a)                                 213,100 $    3,835,800
                                                                --------------
                                                                    24,715,404
                                                                --------------
ROAD & RAIL -- 0.9%
YRC Worldwide, Inc. *(a)                                276,700      7,559,444
                                                                --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.3%
Analog Devices, Inc.                                    245,500      8,877,280
QLogic Corp. *                                          723,100      9,725,695
                                                                --------------
                                                                    18,602,975
                                                                --------------
SOFTWARE -- 1.6%
Sybase, Inc. *                                          575,400     13,309,002
                                                                --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.6%
Citizens Communications Co. (a)                       1,299,100     18,603,112
NeuStar, Inc.--Class A *(a)                             311,300     10,674,477
                                                                --------------
                                                                    29,277,589
                                                                --------------
TEXTILES, APPAREL & LUXURY GOODS -- 4.6%
Cintas Corp. (a)                                        441,400     16,375,940
Hanesbrands, Inc. *                                      61,500      1,725,690
Liz Claiborne, Inc. (a)                                 565,400     19,410,182
                                                                --------------
                                                                    37,511,812
                                                                --------------
Total Common Stocks
  (Cost $784,131,906)                                              778,460,474
                                                                --------------
SHORT-TERM INVESTMENTS -- 29.0%
State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 3.000% to be
  repurchased at $58,678,666 on 10/01/07
  collateralized by $60,780,000 U.S. Treasury
  Bill at 4.001% due 02/21/08 with a value of
  $59,837,910.                                     $ 58,664,000     58,664,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                     177,998,143    177,998,143
                                                                --------------
Total Short-Term Investments
  (Cost $236,662,143)                                              236,662,143
                                                                --------------
TOTAL INVESTMENTS -- 124.6% (Cost $1,020,794,049#)               1,015,122,617
                                                                --------------
Other Assets and Liabilities (net) -- (24.6)%                     (200,578,221)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $  814,544,396
                                                                ==============

PORTFOLIO FOOTNOTES:
*      Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $48,539,510 and $54,210,942 respectively, resulting in a net unrealized depreciation of $5,671,432.
(a)    All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 92.9%
AEROSPACE & DEFENSE -- 2.6%
L-3 Communications Holdings, Inc.                          285,700 $ 29,181,398
                                                                   ------------
BANKS -- 0.3%
CIT Group, Inc.                                             79,400    3,191,880
                                                                   ------------
BIOTECHNOLOGY -- 17.1%
Amgen, Inc. *                                              716,700   40,543,719
Biogen Idec, Inc. *                                      1,053,500   69,878,655
BioMimetic Therapeutics, Inc. *(a)                         145,000    1,934,300
Genentech, Inc. *                                           58,200    4,540,764
Genzyme Corp. *                                            993,200   61,538,672
Millennium Pharmaceuticals, Inc. *(a)                      477,900    4,850,685
Vertex Pharmaceuticals, Inc. *(a)                          158,900    6,103,349
                                                                   ------------
                                                                    189,390,144
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.8%
SanDisk Corp. *(a)                                         402,400   22,172,240
Seagate Technology                                         354,400    9,065,552
                                                                   ------------
                                                                     31,237,792
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
Tyco Electronics, Ltd.                                     427,525   15,147,211
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 10.3%
Grant Prideco, Inc. *                                      634,400   34,587,488
Weatherford International, Ltd. *                        1,178,100   79,144,758
                                                                   ------------
                                                                    113,732,246
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 7.4%
Lehman Brothers Holdings, Inc. (a)                         806,700   49,797,591
Merrill Lynch & Co., Inc.                                  452,100   32,225,688
                                                                   ------------
                                                                     82,023,279
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Covidien, Ltd. *                                           377,525   15,667,287
Johnson & Johnson                                          185,300   12,174,210
                                                                   ------------
                                                                     27,841,497
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 7.4%
UnitedHealth Group, Inc.                                 1,687,400   81,720,782
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 2.1%
Tyco International, Ltd.                                   527,525   23,390,458
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.6%
Liberty Media Holding Corp. - Interactive - Class A *(a)   344,200    6,612,082
                                                                   ------------
MACHINERY -- 0.8%
Pall Corp.                                                 238,100    9,262,090
                                                                   ------------
MEDIA -- 13.3%
Cablevision Systems Corp. *                                789,900   27,599,106
CBS Corp. (a)                                               79,400    2,501,100
Citadel Broadcasting Corp. (a)                              38,590      160,533
Comcast Corp. - Class A *(a)                               159,000    3,844,620
Comcast Corp. - Special Class A *                        1,731,100   41,477,156
Liberty Global, Inc. *(a)                                   52,900    2,169,958
Liberty Media Holding Corp. - Class A *                     79,200    9,886,536
Sirius Satellite Radio, Inc. *(a)                        1,981,200    6,914,388
Time Warner, Inc.                                        1,726,000   31,689,360
Viacom, Inc. - Class A *                                    79,600    3,102,012
Walt Disney Co. (The)                                      502,500   17,280,975
                                                                   ------------
                                                                    146,625,744
                                                                   ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                                ----------- --------------
OIL & GAS -- 8.3%
Anadarko Petroleum Corp.                              1,713,300 $   92,089,875
                                                                --------------
PHARMACEUTICALS -- 7.1%
Forest Laboratories, Inc. *                           1,302,200     48,559,038
ImClone Systems, Inc. *(a)                              418,500     17,300,790
King Pharmaceuticals, Inc. *(a)                         423,700      4,965,764
Teva Pharmaceutical Industries, Ltd. (ADR)               52,900      2,352,463
Valeant Pharmaceuticals International *(a)              325,100      5,032,548
                                                                --------------
                                                                    78,210,603
                                                                --------------
RETAIL - SPECIALTY -- 0.1%
Charming Shoppes, Inc. *(a)                             177,100      1,487,640
                                                                --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.2%
Broadcom Corp. - Class A *                              540,300     19,688,532
Cirrus Logic, Inc. *                                    291,400      1,864,960
Cree, Inc. *(a)                                         109,800      3,414,780
DSP Group, Inc. *                                       106,400      1,684,312
Intel Corp.                                             264,900      6,850,314
Micron Technology, Inc. *(a)                          1,855,100     20,591,610
Teradyne, Inc. *(a)                                     264,500      3,650,100
                                                                --------------
                                                                    57,744,608
                                                                --------------
SOFTWARE -- 0.9%
Autodesk, Inc. *(a)                                     193,000      9,644,210
                                                                --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.3%
C-COR, Inc. *(a)                                        265,200      3,047,148
                                                                --------------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.4%
Motorola, Inc.                                          817,300     15,144,569
Nokia Oyj (ADR)                                         238,100      9,031,133
RF Micro Devices, Inc. *(a)                             317,900      2,139,467
                                                                --------------
                                                                    26,315,169
                                                                --------------
Total Common Stocks
  (Cost $965,506,459)                                            1,027,895,856
                                                                --------------
SHORT-TERM INVESTMENTS -- 15.4%
State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 3.520% to be
  repurchased at $78,220,938 on 10/01/07
  collateralized by $79,845,000 FHLB at 4.375% due
  09/17/10 with a value of $79,764,596.             $78,198,000     78,198,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                      91,710,394     91,710,394
                                                                --------------
Total Short-Term Investments
  (Cost $169,908,394)                                              169,908,394
                                                                --------------
TOTAL INVESTMENTS -- 108.3% (Cost $1,135,414,853#)               1,197,804,250
                                                                --------------
Other Assets and Liabilities (net) -- (8.3)%                       (91,560,083)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,106,244,167
                                                                ==============

PORTFOLIO FOOTNOTES:
*      Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $124,161,392 and $61,771,995 respectively, resulting in a net unrealized appreciation of $62,389,397.
(a)    All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
DOMESTIC BONDS & DEBT SECURITIES -- 18.6%

AIRLINES -- 0.1%
Continental Airlines, Inc. 5.983%, due 04/19/22           $  300,000 $  291,375
                                                                     ----------
ASSET-BACKED SECURITIES -- 0.9%
American Home Mortgage Investment Trust 5.290%, due
  06/25/45 (a)                                               584,797    579,353
Chase Funding Mortgage Loan Asset-Backed Certificates,
  Series 2002-2, Class 1A5 5.833%, due 04/25/32              324,891    319,994
Countrywide Asset-Backed Certificates 5.580%, due
  03/25/47 (144A)(a)(b)                                      799,250    784,264
Terwin Mortgage Trust 4.750%, due 10/25/37                   204,416    202,212
Washington Mutual Master Note Trust 5.780%, due 09/15/13
  (144A)(a)(b)                                               470,000    463,160
                                                                     ----------
                                                                      2,348,983
                                                                     ----------
AUTOMOBILES -- 0.3%
DaimlerChrysler North America Holding Corp. 7.300%, due
  01/15/12                                                   360,000    384,318
Ford Motor Co. 9.750%, due 07/16/31 (c)                      530,000    418,700
                                                                     ----------
                                                                        803,018
                                                                     ----------
BANKS -- 1.5%
Bank of America Corp.
   5.375%, due 06/15/14 (c)                                  250,000    247,569
   5.375%, due 08/15/11                                       20,000     20,161
Capital One Financial Corp. 5.500%, due 06/01/15              80,000     76,339
Glitnir Banki HF
   6.330%, due 07/28/11 (144A)(b)                            100,000    101,810
   6.375%, due 09/25/12 (144A)(b)                            100,000    100,340
   6.693%, due 06/15/16 (144A)(b)                            230,000    235,253
Landsbanki Islands HF 6.100%, due 08/25/11 (144A)(b)         320,000    324,481
Rabobank Capital Fund Trust III 5.254%, due 12/31/16
  (144A)(b)                                                  200,000    184,376
RBS Capital Trust I 4.709%, due 12/29/49                     300,000    280,116
Royal Bank of Scotland Group Plc 5.050%, due 01/08/15        300,000    289,208
Royal Bank of Scotland Group Plc (ADR) 1.000%, due
  03/31/49                                                   100,000    100,000
RSHB Capital (Russian Agricultural Bank) S.A. 6.299%,
  due 05/15/17 (144A) (b)                                    260,000    245,414
Santander Issuances, S.A. Unipersonal 5.805%, due
  06/20/16 (144A) (b)                                        170,000    172,319
Shinsei Finance Cayman, Ltd. 6.418%, due 01/29/49
  (144A) (b)                                                 200,000    185,747
SunTrust Capital VIII 6.100%, due 12/15/36                   260,000    236,618
Wachovia Bank North America
   4.800%, due 11/01/14                                      200,000    190,673
   5.740%, due 11/03/14 (a)                                  700,000    696,370
Wells Fargo Capital X 5.950%, due 12/15/36                   100,000     92,067
                                                                     ----------
                                                                      3,778,861
                                                                     ----------
BIOTECHNOLOGY -- 0.0%
FMC Finance III S.A. 6.875%, due 07/15/17 (144A)(b)           90,000     90,000
                                                                     ----------
CHEMICALS -- 0.0%
Westlake Chemical Corp. 6.625%, due 01/15/16                  40,000     38,200
                                                                     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.5%
Banc of America Commercial Mortgage, Inc., Series
  2004-6, Class AJ 4.870%, due 12/10/42                      450,000    422,596
Bayview Commercial Asset Trust
   5.400%, due 04/25/36 (144A)(a)(b)                         908,002    898,713
   5.360%, due 07/25/36 (144A)(a)(b)                         925,861    907,677
Countrywide Alternative Loan Trust 5.370%, due 12/25/46
  (a)                                                        946,758    913,954
European Investment Bank 4.625%, due 03/21/12                120,000    119,678
GMAC Mortgage Corp. Loan Trust 5.370%, due 10/25/34 (a)    1,000,000    999,230
Indymac Index Mortgage Loan Trust
   5.440%, due 06/25/34 (a)                                  191,139    187,245
   5.408%, due 10/25/35                                      406,679    402,340

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C3, Class AJ4.922%, due 01/15/42           $  600,000 $  564,746
   Series 2005-LDP4, Class AM4.999%, due 10/15/42            430,000    411,868
Lake Country Mortgage Loan Trust 5.260%, due 07/25/34
  (144A)(a)(b)                                               398,860    395,642
Merrill Lynch/Countrywide Commercial Mortgage Trust
  5.485%, due 03/12/51                                       220,000    217,947
Morgan Stanley Capital I 5.332%, due 12/15/43                510,000    502,509
Thornburg Mortgage Securities Trust 5.240%, due 06/25/09
  (a)                                                        258,023    256,481
Wachovia Bank Commercial Mortgage Trust 4.935%, due
  04/15/42                                                   260,000    251,265
Washington Mutual, Inc. 5.944%, due 09/25/36                 266,262    267,338
Wells Fargo Mortgage Backed Securities Trust 3.540%, due
  09/25/34 (a)                                             1,000,000    978,390
                                                                     ----------
                                                                      8,697,619
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
Waste Management, Inc. 6.375%, due 11/15/12                  370,000    384,380
                                                                     ----------
COMPUTERS & PERIPHERALS -- 0.0%
Electronic Data Systems Corp. 7.125%, due 10/15/09            10,000     10,186
                                                                     ----------
CONSUMER FINANCE -- 1.5%
American Express Co. 6.800%, due 09/01/66                    390,000    400,334
Capital One Bank 5.000%, due 06/15/09                        310,000    308,785
Ford Motor Credit Co.
   5.700%, due 01/15/10                                      100,000     94,089
   7.375%, due 10/28/09                                    1,400,000  1,373,424
   9.750%, due 09/15/10                                      270,000    275,624
General Motors Acceptance Corp.
   8.000%, due 11/01/31 (c)                                  200,000    196,733
   4.375%, due 12/10/07 (c)                                   60,000     59,711
   5.125%, due 05/09/08 (c)                                   40,000     39,689
   7.821%, due 12/01/14                                       50,000     48,952
GMAC LLC 6.625%, due 05/15/12                              1,020,000    952,688
                                                                     ----------
                                                                      3,750,029
                                                                     ----------
ELECTRIC UTILITIES -- 0.9%
Duke Energy Corp. 5.625%, due 11/30/12                       170,000    172,513
Exelon Corp. 5.625%, due 06/15/35                            205,000    184,172
FirstEnergy Corp.
   6.450%, due 11/15/11                                      250,000    258,699
   7.375%, due 11/15/31                                      505,000    554,263
Pacific Gas & Electric Co.
   6.050%, due 03/01/34                                      210,000    206,911
   5.800%, due 03/01/37                                       20,000     18,966
SP PowerAssets, Ltd. 5.000%, due 10/22/13 (144A)(b)          700,000    673,388
TXU Corp.
   5.550%, due 11/15/14                                       70,000     56,806
   6.500%, due 11/15/24                                       10,000      8,065
   6.550%, due 11/15/34 (c)                                   70,000     55,248
                                                                     ----------
                                                                      2,189,031
                                                                     ----------
FINANCIAL - DIVERSIFIED -- 4.0%
Aiful Corp. 5.000%, due 08/10/10 (144A)(b)                   200,000    193,478
AIG SunAmerica Global Financing VII 5.850%, due 08/01/08
  (144A)(b)                                                  400,000    401,402
American General Finance Corp. 3.875%, due 10/01/09          800,000    784,091
Bear Stearns Cos., Inc. (The)
   5.550%, due 01/22/17 (c)                                  380,000    359,345
   6.400%, due 10/02/17                                      380,000    379,002
Credit Suisse First Boston USA, Inc. 6.125%, due 11/15/11    140,000    144,316
Credit Suisse Guernsey, Ltd. 5.860%, due 05/29/49            250,000    236,895
General Electric Capital Corp. 5.450%, due 01/15/13           40,000     40,420
Glen Meadow Pass-Through Trust 6.505%, due 02/12/67
  (144A)(b)                                                  100,000     98,407
Goldman Sachs Capital I, Capital Securities 6.345%, due
  02/15/34                                                   200,000    186,925

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
Goldman Sachs Group, Inc.
   4.500%, due 06/15/10                                   $  130,000 $  128,211
   5.625%, due 01/15/17 (c)                                  650,000    631,784
HSBC Finance Corp. 6.375%, due 10/15/11                    1,100,000  1,137,001
JPMorgan Chase & Co.
   5.250%, due 05/01/15                                      400,000    387,344
   5.125%, due 09/15/14 (c)                                  360,000    351,639
   5.150%, due 10/01/15                                      190,000    182,481
Kaupthing Bank 6.050%, due 04/12/11 (144A)(a)(b)             290,000    287,890
Lehman Brothers Holdings Capital Trust V 5.857%, due
  11/29/49                                                    10,000      9,537
Lehman Brothers Holdings, Inc.
   6.200%, due 09/26/14                                       60,000     60,322
   6.500%, due 07/19/17                                      530,000    538,088
   7.394%, due 09/15/22 (a)                                  600,000    599,359
Merrill Lynch & Co., Inc. Series C
   4.250%, due 02/08/10                                      170,000    167,098
   5.000%, due 01/15/15 (c)                                  170,000    161,294
   6.110%, due 01/29/37                                      730,000    689,340
Morgan Stanley
   5.050%, due 01/21/11                                      600,000    593,473
   5.810%, due 10/18/16 (a)                                   80,000     76,669
Resona Preferred Global Securities Cayman, Ltd. 7.191%,
  due 12/29/49 (144A)(b)                                     120,000    120,599
SLM Corp.
   5.000%, due 10/01/13                                      160,000    139,886
   5.375%, due 05/15/14                                      385,000    336,436
   5.050%, due 11/14/14                                       40,000     33,971
   5.000%, due 04/15/15 (c)                                   10,000      8,400
   5.625%, due 08/01/33 (c)                                   30,000     23,162
SMFG Preferred Capital 6.078%, due 01/29/49 (144A)(b)        340,000    316,095
TNK-BP Finance S.A. 7.500%, due 07/18/16 (144A)(b)           190,000    189,164
                                                                     ----------
                                                                      9,993,524
                                                                     ----------
FINANCIAL SERVICES -- 0.5%
Countrywide Financial Corp.
   5.756%, due 06/18/08 (a)                                   90,000     88,126
   5.500%, due 01/05/09 (a)                                   70,000     66,374
Residential Capital Corp.
   7.000%, due 02/22/11                                      745,000    607,606
   7.500%, due 06/01/12 (c)                                  120,000     98,520
Residential Capital LLC
   7.460%, due 04/17/09 (a)                                   20,000     17,025
   7.595%, due 05/22/09 (a)                                   50,000     42,563
Washington Mutual Bank F.A. 5.125%, due 01/15/15 (c)         400,000    373,112
                                                                     ----------
                                                                      1,293,326
                                                                     ----------
GAS UTILITIES -- 0.1%
Intergas Finance BV 6.375%, due 05/14/17 (144A)(b)           260,000    251,732
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
HCA, Inc.
   6.250%, due 02/15/13                                       80,000     71,000
   5.750%, due 03/15/14                                      358,000    301,167
                                                                     ----------
                                                                        372,167
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
MGM Mirage 7.625%, due 01/15/17                              120,000    119,400
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 0.3%
General Electric Co. 5.000%, due 02/01/13                    250,000    248,103
Tyco International Group S.A. 6.000%, due 11/15/13           630,000    636,741
                                                                     ----------
                                                                        884,844
                                                                     ----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
INSURANCE -- 0.3%
American International Group, Inc. 6.250%, due 03/15/37    $ 50,000  $   47,225
Berkshire Hathaway Finance Corp. 4.750%, due 05/15/12       230,000     225,827
Travelers Cos., Inc. 6.250%, due 03/15/37                   380,000     368,049
                                                                     ----------
                                                                        641,101
                                                                     ----------
MEDIA -- 0.6%
Clear Channel Communications, Inc. 6.250%, due 03/15/11     190,000     174,299
Comcast Cable Communications, Inc. 8.875%, due 05/01/17     880,000   1,040,756
EchoStar DBS Corp. 7.000%, due 10/01/13                      60,000      61,650
News America, Inc. 6.200%, due 12/15/34                      20,000      18,889
Time Warner Cos., Inc. 7.625%, due 04/15/31                 260,000     283,603
                                                                     ----------
                                                                      1,579,197
                                                                     ----------
METALS & MINING -- 0.2%
Freeport McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17    10,000      10,950
Steel Dynamics, Inc. 6.750%, due 04/01/15 (144A)(b)          45,000      43,650
Vale Overseas, Ltd. 6.875%, due 11/21/36                    335,000     346,814
                                                                     ----------
                                                                        401,414
                                                                     ----------
OIL & GAS -- 1.1%
Anadarko Finance Co., Series B
   6.750%, due 05/01/11                                     110,000     115,081
   7.500%, due 05/01/31                                      90,000      98,297
Anadarko Petroleum Corp. 6.450%, due 09/15/36               300,000     296,307
Chesapeake Energy Corp. 6.375%, due 06/15/15 (c)             20,000      19,725
ConocoPhillips Holding Co. 6.950%, due 04/15/29             615,000     678,357
Gaz Capital (GAZPROM)
   6.212%, due 11/22/16 (144A)(b)                           240,000     238,488
   6.510%, due 03/07/22 (144A)(b)                           130,000     129,012
Kerr-McGee Corp.
   6.950%, due 07/01/24                                      90,000      93,476
   7.875%, due 09/15/31                                      40,000      46,388
Kinder Morgan Energy Partners LP
   5.125%, due 11/15/14 (c)                                 200,000     190,495
   6.300%, due 02/01/09                                      10,000      10,136
   6.750%, due 03/15/11                                      30,000      31,253
   6.000%, due 02/01/17                                      20,000      19,808
Peabody Energy Corp. 6.875%, due 03/15/13                    20,000      20,300
Pemex Project Funding Master Trust 6.625%, due 06/15/35     292,000     302,359
Petrobras International Finance Co. 6.125%, due 10/06/16    180,000     182,284
Williams Cos., Inc. 7.750%, due 06/15/31                    165,000     174,281
XTO Energy, Inc. 6.100%, due 04/01/36 (c)                   240,000     232,909
                                                                     ----------
                                                                      2,878,956
                                                                     ----------
PAPER & FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co. 6.750%, due 03/15/12                       210,000     218,226
                                                                     ----------
PHARMACEUTICALS -- 0.3%
Cardinal Health, Inc. 5.850%, due 12/15/17                  220,000     217,404
Wyeth 5.950%, due 04/01/37                                  500,000     484,205
                                                                     ----------
                                                                        701,609
                                                                     ----------
REAL ESTATE -- 0.3%
Credit Suisse Mortgage Capital Certificates 5.467%, due
  09/15/39                                                  370,000     368,054
iStar Financial, Inc. (REIT) 6.000%, due 12/15/10           300,000     291,857
Ventas Realty LP/Ventas Capital Corp. 6.750%, due
  04/01/17                                                   60,000      60,150
                                                                     ----------
                                                                        720,061
                                                                     ----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
RETAIL - MULTILINE -- 0.1%
Wal-Mart Stores, Inc. 5.800%, due 02/15/18               $  260,000 $   262,305
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.2%
Citizens Communications Co.
   7.125%, due 03/15/19                                      20,000      19,800
   7.875%, due 01/15/27                                      35,000      34,300
Deutsche Telekom International Finance BV 5.750%, due
  03/23/16                                                  330,000     405,121
France Telecom S.A. 8.500%, due 03/01/31                    150,000     193,355
Qwest Corp.
   6.875%, due 09/15/33 (c)                                  40,000      37,600
   7.500%, due 10/01/14                                      30,000      31,350
Royal KPN NV 8.000%, due 10/01/10                           350,000     376,721
SBC Communications, Inc. 6.450%, due 06/15/34               300,000     305,236
Sprint Capital Corp. 8.375%, due 03/15/12                   560,000     617,155
Telecom Italia Capital S.A.
   5.250%, due 10/01/15                                     200,000     190,169
   6.000%, due 09/30/34                                     240,000     223,871
Verizon Global Funding Corp. 7.375%, due 09/01/12           120,000     130,787
Verizon New York, Inc. 6.875%, due 04/01/12 (c)             270,000     284,693
Windstream Corp. 8.625%, due 08/01/16                        50,000      53,563
                                                                    -----------
                                                                      2,903,721
                                                                    -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.1%
Nextel Communications, Inc., Series E 6.875%, due
  10/31/13                                                  150,000     150,732
                                                                    -----------
TOBACCO -- 0.3%
Altria Group, Inc. 5.625%, due 11/04/08                     700,000     702,607
Reynolds American, Inc. 6.750%, due 06/15/17                 70,000      71,890
                                                                    -----------
                                                                        774,497
                                                                    -----------
Total Domestic Bonds & Debt Securities
    (Cost $46,954,315)                                               46,528,494
                                                                    -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 19.3%
Federal Agricultural Mortgage Corp. 5.125%, due
  04/19/17 (144A)(b)                                        400,000     400,303
Federal Farm Credit Bank 4.500%, due 10/17/12               240,000     239,014
Federal Home Loan Mortgage Corp.
   4.875%, due 11/15/13 (c)                                 500,000     503,675
   5.500%, due 07/15/36 (c)                                 500,000     517,275
   5.814%, due 02/01/37 (a)                                 161,493     162,980
   5.959%, due 05/01/37 (a)                                 459,134     464,920
   6.022%, due 05/01/37 (a)                                 391,362     395,334
   6.000%, due 09/01/37                                   1,760,000   1,762,358
Federal National Mortgage Assoc.
   6.500%, due 12/01/27                                      18,699      19,193
   6.000%, due 03/01/28-08/01/28                            326,917     329,812
   5.500%, due 08/01/28                                     148,467     146,264
   5.000%, due 09/01/35-01/01/37                          2,795,732   2,670,482
   5.144%, due 09/01/35 (a)                                 542,228     544,568
   6.000%, due TBA (e)                                    9,700,000   9,813,826
   5.000%, due TBA (e)                                      100,000      95,359
Government National Mortgage Assoc.
   9.000%, due 11/15/19                                      11,436      12,345
   6.000%, due 06/15/36                                   3,796,172   3,821,414
Tennessee Valley Authority 5.980%, due 04/01/36             430,000     473,214
U.S. Treasury Bond
   8.875%, due 08/15/17 (c)                                 470,000     626,422
   6.000%, due 02/15/26 (c)                               2,440,000   2,764,064
   5.000%, due 05/15/37 (c)                                 620,000     636,178

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
U.S. Treasury Inflation Index Bond
   2.375%, due 04/15/11-01/15/27 (c)                     $1,107,197 $ 1,120,009
   2.000%, due 01/15/26 (c)                                 199,403     190,492
U.S. Treasury Inflation Index Note
   2.000%, due 01/15/16 (c)                                 398,806     389,958
   0.875%, due 04/15/10 (c)                                  87,962      85,069
   2.500%, due 07/15/16 (c)                                 144,402     147,132
U.S. Treasury Note
   3.750%, due 05/15/08 (c)                                  10,000       9,977
   4.500%, due 09/30/11-03/31/12 (c)                      1,580,000   1,601,565
   4.625%, due 10/31/11-02/15/17 (c)                      9,055,000   9,165,017
   5.125%, due 05/15/16 (c)                               1,900,000   1,980,305
   7.500%, due 11/15/16 (c)                               5,770,000   7,011,006
   4.750%, due 02/15/37 (c)                                 700,000     690,540
                                                                    -----------
Total U. S. Government & Agency Obligations
    (Cost $48,315,674)                                               48,790,070
                                                                    -----------
FOREIGN BONDS & DEBT SECURITIES -- 1.4%
FRANCE -- 0.9%
France Government Bond OAT 3.750%, due 04/25/17           1,550,000   2,091,751
                                                                    -----------
LUXEMBOURG -- 0.1%
Telecom Italia Capital S.A. 5.970%, due 07/18/11            300,000     292,242
                                                                    -----------
MEXICO -- 0.3%
Mexico Government International Bond 6.750%, due
  09/27/34 (c)                                              728,000     793,520
                                                                    -----------
RUSSIA -- 0.1%
Russian Federation 7.500%, due 03/31/30 (144A)(b)           189,050     213,542
                                                                    -----------
UNITED KINGDOM -- 0.0%
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A)(b)       50,000      48,169
                                                                    -----------
Total Foreign Bonds & Debt Securities
    (Cost $3,396,856)                                                 3,439,224
                                                                    -----------
CONVERTIBLE BONDS -- 3.8%
AEROSPACE & DEFENSE -- 0.3%
AAR Corp.
   1.750%, due 02/01/26                                     200,000     240,000
   1.750%, due 02/01/26 (144A)(b)                            25,000      30,000
DRS Technologies, Inc. 2.000%, due 02/01/26 (144A)(b)       125,000     135,000
L-3 Communications Corp.
   3.000%, due 08/01/35                                     100,000     116,250
   3.000%, due 08/01/35 (144A)(b)                            50,000      58,125
Orbital Sciences Corp.
   2.438%, due 01/15/27 (144A)(b)                           125,000     141,406
   2.438%, due 01/15/27                                      25,000      28,281
                                                                    -----------
                                                                        749,062
                                                                    -----------
BIOTECHNOLOGY -- 0.1%
Amgen, Inc. 0.375%, due 02/01/13 (144A)(b)                  225,000     205,594
Incyte Corp. 3.500%, due 02/15/11 (c)                       150,000     138,000
                                                                    -----------
                                                                        343,594
                                                                    -----------
BUILDING MATERIALS -- 0.2%
WESCO International, Inc.
2.625%, due 10/15/25 (c)                                    225,000     273,093
2.625%, due 10/15/25 (144A)(b)                              125,000     151,719
                                                                    -----------
                                                                        424,812
                                                                    -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        PAR AMOUNT  VALUE
--------------------                                        ---------- --------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
Euronet Worldwide, Inc. 3.500%, due 10/15/25                 $325,000  $329,469
Kendle International, Inc. 3.375%, due 07/15/12               125,000   138,281
                                                                       --------
                                                                        467,750
                                                                       --------
COMPUTERS & PERIPHERALS -- 0.2%
Cadence Design Systems, Inc. 1.500%, due 12/15/13 (c)         150,000   177,375
Mentor Graphics Corp. 6.250%, due 03/01/26 (c)                225,000   259,594
                                                                       --------
                                                                        436,969
                                                                       --------
CONSUMER FINANCE -- 0.1%
AmeriCredit Corp. 2.125%, due 09/15/13                        225,000   184,219
                                                                       --------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
Avnet, Inc. 2.000%, due 03/15/34                              150,000   193,125
Flextronics International, Ltd. 1.000%, due 08/01/10 (c)      200,000   191,500
                                                                       --------
                                                                        384,625
                                                                       --------
ENERGY EQUIPMENT & SERVICES -- 0.1%
Cameron International Corp. 2.500%, due 06/15/26 (c)          100,000   148,375
Halliburton Co. 3.125%, due 07/15/23                           50,000   103,125
                                                                       --------
                                                                        251,500
                                                                       --------
FINANCIAL SERVICES -- 0.3%
Affiliated Managers Group, Inc. 5.005%, due 02/25/33 (a)       50,000   155,880
Bankunited Capital Trust 3.125%, due 03/01/34 (c)             525,000   416,719
Merrill Lynch & Co., Inc. 0.000%, due 03/13/32 (f)            150,000   168,360
                                                                       --------
                                                                        740,959
                                                                       --------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Henry Schein, Inc. 3.000%, due 08/15/34                       175,000   247,406
Medtronic, Inc.
   1.500%, due 04/15/11                                        25,000    27,781
   1.500%, due 04/15/11 (144A)(b)                             200,000   222,250
                                                                       --------
                                                                        497,437
                                                                       --------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
PacifiCare Health Systems, Inc. 3.000%, due 10/15/32           75,000   266,156
                                                                       --------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Carnival Corp. 2.000%, due 04/15/21                           100,000   126,125
                                                                       --------
HOUSEHOLD DURABLES -- 0.1%
Beazer Homes USA, Inc. 4.625%, due 06/15/24 (c)               400,000   294,500
                                                                       --------
INDUSTRIAL - DIVERSIFIED -- 0.3%
Actuant Corp. 2.000%, due 11/15/23                            175,000   292,250
Danaher Corp. 1.485%, due 01/22/21 (f)                        175,000   211,531
Roper Industries, Inc. 1.481%, due 01/15/34                   225,000   186,188
                                                                       --------
                                                                        689,969
                                                                       --------
INTERNET SOFTWARE & SERVICES -- 0.1%
Digital River, Inc. 1.250%, due 01/01/24                      100,000   115,750
SINA Corp. 0.000%, due 07/15/23 (f)                            75,000   142,500
                                                                       --------
                                                                        258,250
                                                                       --------
OIL & GAS -- 0.2%
Nabors Industries, Inc. 0.940%, due 05/15/11                  125,000   120,469
Parker Drilling Co. 2.125%, due 07/15/12                      150,000   139,687
Pride International, Inc. 3.250%, due 05/01/33                150,000   219,187
Sunpower Corp. 1.250%, due 02/15/27                           125,000   193,594
                                                                       --------
                                                                        672,937
                                                                       --------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                           SHARES /
SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
PHARMACEUTICALS -- 0.2%
Allergan, Inc. 1.500%, due 04/01/26 (c)                    $100,000  $  116,125
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13 (c)      150,000     245,062
Gilead Sciences, Inc. 0.625%, due 05/01/13                  100,000     120,250
                                                                     ----------
                                                                        481,437
                                                                     ----------
REAL ESTATE -- 0.1%
CapitalSource, Inc. 7.250%, due 07/15/37                    150,000     138,750
                                                                     ----------
RETAIL - SPECIALTY -- 0.2%
Charming Shoppes, Inc. 1.125%, due 05/01/14 (144A)(b)       225,000     179,719
Lowe's Cos., Inc. 0.000%, due 10/19/21 (f)                  200,000     204,250
Pier 1 Imports, Inc.
   6.375%/6.125%, due 02/15/36 (144A)(b)(d)                 125,000     101,094
   6.375%, due 02/15/36                                      50,000      40,437
                                                                     ----------
                                                                        525,500
                                                                     ----------
ROAD & RAIL -- 0.1%
YRC Worldwide, Inc. 5.000%, due 08/08/23 (c)                175,000     188,563
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.1%
Acquicor Technology, Inc. 8.000%, due 12/31/11              100,000      90,000
Jazz Technologies, Inc. 8.000%, due 12/31/11 (144A)(b)(c)    75,000      67,500
                                                                     ----------
                                                                        157,500
                                                                     ----------
SOFTWARE -- 0.2%
Blackboard, Inc. 3.250%, due 07/01/27                       125,000     138,750
Lawson Software, Inc. 2.500%, due 04/15/12 (144A)(b)        125,000     133,750
Macrovision Corp. 2.625%, due 08/15/11                      125,000     136,563
                                                                     ----------
                                                                        409,063
                                                                     ----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.2%
Amdocs, Ltd. 0.500%, due 03/15/24 (c)                       175,000     185,063
Anixter International, Inc. 1.000%, due 02/15/13 (c)        175,000     244,562
Comverse Technology, Inc. 0.000%, due 05/15/23 (f)          100,000     116,625
                                                                     ----------
                                                                        546,250
                                                                     ----------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.1%
NII Holdings, Inc.
   2.750%, due 08/15/25                                      75,000     130,969
   2.750%, due 08/15/25 (144A)(b)                           100,000     174,625
                                                                     ----------
                                                                        305,594
                                                                     ----------
Total Convertible Bonds
    (Cost $8,989,123)                                                 9,541,521
                                                                     ----------
COMMON STOCKS -- 55.3%
AEROSPACE & DEFENSE -- 2.2%
Boeing Co. (The)                                             12,266   1,287,807
General Dynamics Corp.                                        6,376     538,581
Lockheed Martin Corp.                                         8,950     970,986
Northrop Grumman Corp.                                       10,473     816,894
Raytheon Co. (c)                                              9,112     581,528
United Technologies Corp.                                    15,736   1,266,433
                                                                     ----------
                                                                      5,462,229
                                                                     ----------
BANKS -- 1.7%
Bank of America Corp.                                        28,276   1,421,435
Bank of New York Mellon Corp.                                11,386     502,578
Commerce Bancorp, Inc. (c)                                    5,700     221,046
Northern Trust Corp.                                          9,045     599,412
U.S. Bancorp                                                  8,826     287,110
Wachovia Corp.                                               10,023     502,653
Wells Fargo & Co.                                            18,170     647,215
                                                                     ----------
                                                                      4,181,449
                                                                     ----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
BEVERAGES -- 0.6%
Anheuser-Busch Cos., Inc.                                      3,900 $  194,961
Coca-Cola Co.                                                 11,765    676,135
PepsiCo, Inc.                                                  8,482    621,391
                                                                     ----------
                                                                      1,492,487
                                                                     ----------
BIOTECHNOLOGY -- 0.4%
Amgen, Inc. *                                                  5,722    323,694
Genzyme Corp. *                                                4,500    278,820
Invitrogen Corp. *(c)                                          4,000    326,920
                                                                     ----------
                                                                        929,434
                                                                     ----------
CHEMICALS -- 0.5%
Dow Chemical Co. (The)                                        16,751    721,298
E.I. du Pont de Nemours & Co.                                  9,523    471,960
                                                                     ----------
                                                                      1,193,258
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
Accenture, Ltd.--Class A                                       6,000    241,500
Archer-Daniels-Midland Co.                                    23,000    760,840
McKesson Corp.                                                18,050  1,061,159
R.R. Donnelley & Sons Co.                                     12,160    444,570
United Rentals, Inc. *                                        10,700    344,219
                                                                     ----------
                                                                      2,852,288
                                                                     ----------
COMPUTERS & PERIPHERALS -- 3.0%
Apple, Inc. *                                                  5,657    868,576
Dell, Inc. *                                                  14,428    398,213
Electronic Data Systems Corp.                                 25,300    552,552
EMC Corp. *                                                   10,637    221,250
Hewlett-Packard Co.                                           42,209  2,101,586
International Business Machines Corp.                         19,673  2,317,479
Seagate Technology                                            34,900    892,742
Western Digital Corp. *                                        4,900    124,068
                                                                     ----------
                                                                      7,476,466
                                                                     ----------
CONSTRUCTION & ENGINEERING -- 0.1%
Chicago Bridge & Iron Co. N.V.                                 4,000    172,240
                                                                     ----------
CONSUMER FINANCE -- 0.1%
American Express Co.                                           6,107    362,573
                                                                     ----------
ELECTRIC UTILITIES -- 1.3%
Edison International                                           8,200    454,690
Exelon Corp.                                                   3,488    262,856
FirstEnergy Corp.                                             15,721    995,768
Northeast Utilities                                            3,400     97,138
OGE Energy Corp.                                               7,875    260,663
PG&E Corp.                                                    15,800    755,240
Public Service Enterprise Group, Inc.                          6,350    558,736
TXU Corp.                                                         22      1,506
                                                                     ----------
                                                                      3,386,597
                                                                     ----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.5%
Acuity Brands, Inc.                                           17,600    888,448
Emerson Electric Co.                                           7,400    393,828
                                                                     ----------
                                                                      1,282,276
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Ingram Micro, Inc.--Class A *                                  6,200    121,582
Vishay Intertechnology, Inc. *                                22,500    293,175
                                                                     ----------
                                                                        414,757
                                                                     ----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
ENERGY -- 0.1%
Energy Transfer Equity LP (c)                                  8,400 $  288,120
                                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 0.8%
Halliburton Co.                                               21,054    808,474
National-Oilwell Varco, Inc. *                                   600     86,700
Schlumberger, Ltd.                                             6,010    631,050
Superior Energy Services, Inc. *(c)                           15,200    538,688
                                                                     ----------
                                                                      2,064,912
                                                                     ----------
FINANCIAL - DIVERSIFIED -- 4.0%
Ameriprise Financial, Inc.                                    12,000    757,320
Citigroup, Inc.                                               59,572  2,780,225
Federated Investors, Inc. - Class B (c)                       23,400    928,980
First Marblehead Corp. (The)(c)                                3,500    132,755
Goldman Sachs Group, Inc. (The)                                4,523    980,315
Jeffries Group, Inc. (c)                                       9,400    261,602
JPMorgan Chase & Co.                                          43,776  2,005,816
Lehman Brothers Holdings, Inc.                                 2,756    170,128
Merrill Lynch & Co., Inc.                                     13,287    947,098
Morgan Stanley                                                15,279    962,577
                                                                     ----------
                                                                      9,926,816
                                                                     ----------
FINANCIAL SERVICES -- 0.3%
Countrywide Financial Corp. (c)                                8,400    159,684
Fannie Mae                                                     5,034    306,117
Freddie Mac                                                    3,064    180,807
Washington Mutual, Inc.                                        4,600    162,426
                                                                     ----------
                                                                        809,034
                                                                     ----------
FOOD & DRUG RETAILING -- 0.5%
Brinker International, Inc.                                    5,520    151,469
Darden Restaurants, Inc.                                       7,500    313,950
McDonald's Corp.                                               6,252    340,546
Tim Hortons, Inc. (c)                                          7,800    271,830
Walgreen Co.                                                   5,396    254,907
                                                                     ----------
                                                                      1,332,702
                                                                     ----------
FOOD PRODUCTS -- 1.9%
ConAgra Foods, Inc.                                           34,520    902,008
Corn Products International, Inc.                             23,500  1,077,945
Kroger Co. (The)                                              25,400    724,408
Safeway, Inc.                                                 18,310    606,244
Smithfield Foods, Inc. *                                      12,127    382,001
Tyson Foods, Inc. - Class A                                   24,200    431,970
Unilever N.V.                                                 19,910    614,223
                                                                     ----------
                                                                      4,738,799
                                                                     ----------
GAS UTILITIES -- 0.1%
UGI Corp.                                                      8,800    228,624
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Johnson & Johnson                                             20,400  1,340,280
Kinetic Concepts, Inc. *(c)                                    6,400    360,192
Medtronic, Inc.                                                5,945    335,357
Respironics, Inc. *                                            9,400    451,482
                                                                     ----------
                                                                      2,487,311
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 1.6%
Aetna, Inc.                                                   16,704    906,526
Humana, Inc. *(c)                                             14,726  1,029,053
UnitedHealth Group, Inc.                                      24,508  1,186,922
WellPoint, Inc. *                                             12,318    972,137
                                                                     ----------
                                                                      4,094,638
                                                                     ----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
Carnival Corp. (c)                                             3,200 $  154,976
                                                                     ----------
HOUSEHOLD DURABLES -- 0.0%
NVR, Inc. *(c)                                                    32     15,048
                                                                     ----------
HOUSEHOLD PRODUCTS -- 0.0%
Kimberly-Clark Corp. (c)                                          64      4,497
                                                                     ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Reliant Energy, Inc. *                                        11,300    289,280
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 1.3%
3M Co.                                                         3,800    355,604
General Electric Co.                                          54,045  2,237,463
Honeywell International, Inc.                                 13,210    785,599
                                                                     ----------
                                                                      3,378,666
                                                                     ----------
INSURANCE -- 3.5%
ACE, Ltd.                                                      3,600    218,052
Allstate Corp. (The)                                           5,259    300,762
American International Group, Inc.                            34,335  2,322,763
CIGNA Corp.                                                    7,100    378,359
Hartford Financial Services Group, Inc. (The)                  5,315    491,903
Loews Corp.                                                   20,560    994,076
Manulife Financial Corp.                                      38,700  1,596,762
Principal Financial Group, Inc.                               14,500    914,805
Prudential Financial, Inc.                                     7,037    686,671
RenaissanceRe Holdings, Ltd. (c)                               3,400    222,394
Travelers Cos., Inc. (The)                                    11,900    599,046
                                                                     ----------
                                                                      8,725,593
                                                                     ----------
INTERNET SOFTWARE & SERVICES -- 0.5%
eBay, Inc. *                                                   7,172    279,852
Google, Inc. - Class A *                                       1,600    907,632
Yahoo!, Inc. *                                                 6,855    183,988
                                                                     ----------
                                                                      1,371,472
                                                                     ----------
MACHINERY -- 0.5%
Caterpillar, Inc.                                              5,200    407,836
Reliance Steel & Aluminum Co.                                 11,300    638,902
Terex Corp. *                                                  3,600    320,472
                                                                     ----------
                                                                      1,367,210
                                                                     ----------
MARINE -- 0.2%
Tidewater, Inc. (c)                                            9,200    578,128
                                                                     ----------
MEDIA -- 1.1%
Citadel Broadcasting Corp. (c)                                     1          4
Comcast Corp. - Class A *(c)                                  11,009    266,198
EchoStar Communications Corp. *                               14,250    667,042
News Corp. - Class A                                          19,575    430,454
Time Warner, Inc.                                             19,683    361,380
Walt Disney Co. (The)                                         28,076    965,534
                                                                     ----------
                                                                      2,690,612
                                                                     ----------
METALS & MINING -- 0.5%
Alcoa, Inc.                                                   13,400    524,208
Freeport-McMoRan Copper & Gold, Inc. - Class B                 6,000    629,340
                                                                     ----------
                                                                      1,153,548
                                                                     ----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES    VALUE
--------------------                                         ------ -----------
OIL & GAS -- 6.9%
Apache Corp.                                                  3,200 $   288,192
Chevron Corp.                                                24,244   2,268,753
ConocoPhillips                                               20,729   1,819,384
Devon Energy Corp.                                            3,500     291,200
Diamond Offshore Drilling, Inc. (c)                           1,800     203,922
El Paso Corp.                                                28,830     489,245
EnCana Corp.                                                  7,380     456,453
Exxon Mobil Corp.                                            60,355   5,586,459
GlobalSantaFe Corp.                                          17,000   1,292,340
Hess Corp.                                                    9,120     606,754
Marathon Oil Corp.                                           13,720     782,314
Noble Corp.                                                   8,118     398,188
Occidental Petroleum Corp.                                    6,494     416,135
Petro-Canada                                                 20,000   1,147,800
Transocean, Inc. *                                            6,852     774,619
Valero Energy Corp.                                           8,620     579,092
                                                                    -----------
                                                                     17,400,850
                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.1%
International Paper Co. (c)                                   9,360     335,743
                                                                    -----------
PERSONAL PRODUCTS -- 0.5%
Procter & Gamble Co. (The)                                   16,289   1,145,768
                                                                    -----------
PHARMACEUTICALS -- 4.4%
Abbott Laboratories                                           7,882     422,633
Biovail Corp.                                                16,996     295,220
Bristol-Myers Squibb Co.                                     26,391     760,589
Cephalon, Inc. *(c)                                           4,850     354,341
DENTSPLY International, Inc.                                 14,195     591,080
Eli Lilly & Co.                                               8,779     499,788
Endo Pharmaceuticals Holdings, Inc. *                        15,150     469,801
Express Scripts, Inc. *                                       2,800     156,296
Forest Laboratories, Inc. *                                   8,460     315,473
Gilead Sciences, Inc. *                                       4,754     194,296
King Pharmaceuticals, Inc. *(c)                              49,800     583,656
Medco Health Solutions, Inc. *                                2,200     198,858
Merck & Co., Inc.                                            24,716   1,277,570
Mylan Laboratories, Inc.                                     29,000     462,840
NBTY, Inc. *                                                  5,400     219,240
Pfizer, Inc.                                                 92,823   2,267,666
Schering-Plough Corp.                                        23,547     744,792
Watson Pharmaceuticals, Inc. *                               24,600     797,040
Wyeth                                                         7,456     332,165
                                                                    -----------
                                                                     10,943,344
                                                                    -----------
REAL ESTATE -- 0.4%
CB Richard Ellis Group, Inc.-- Class A *(c)                  18,100     503,904
Digital Realty Trust, Inc. *                                  8,100     191,362
Simon Property Group, Inc. *                                  3,100     249,333
                                                                    -----------
                                                                        944,599
                                                                    -----------
RETAIL - MULTILINE -- 1.7%
Costco Wholesale Corp.                                        2,322     142,501
J.C. Penney Co., Inc.                                        19,200   1,216,704
Target Corp.                                                 12,279     780,576
Wal-Mart Stores, Inc.                                        49,815   2,174,425
                                                                    -----------
                                                                      4,314,206
                                                                    -----------
RETAIL - SPECIALTY -- 0.8%
American Eagle Outfitters, Inc. (c)                          31,528     829,502
Home Depot, Inc. (The)                                        8,656     280,801
Lowe's Cos., Inc.                                             8,225     230,464
Men's Wearhouse, Inc. (The) (c)                               3,800     191,976
Ross Stores, Inc.                                            11,900     305,116
Staples, Inc. (c)                                             5,000     107,450
                                                                    -----------
                                                                      1,945,309
                                                                    -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES     VALUE
--------------------                                       ------- ------------
ROAD & RAIL -- 0.4%
Burlington Northern Santa Fe Corp.                           1,893 $    153,655
CSX Corp.                                                    7,488      319,962
Union Pacific Corp.                                          3,700      418,322
                                                                   ------------
                                                                        891,939
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.7%
Amkor Technology, Inc. *(c)                                 12,900      148,608
Integrated Device Technology, Inc. *                        60,000      928,800
Intel Corp.                                                 77,007    1,991,401
Lam Research Corp. *(c)                                      8,100      431,406
MEMC Electronic Materials, Inc. *                            5,000      294,300
National Semiconductor Corp.                                 7,350      199,332
Texas Instruments, Inc.                                      7,584      277,499
                                                                   ------------
                                                                      4,271,346
                                                                   ------------
SOFTWARE -- 2.2%
BMC Software, Inc. *                                        27,900      871,317
Microsoft Corp.                                             74,367    2,190,852
Oracle Corp. *                                              78,466    1,698,789
Sybase, Inc. *                                              31,421      726,767
                                                                   ------------
                                                                      5,487,725
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.7%
AT&T, Inc.                                                  96,186    4,069,630
Cisco Systems, Inc. *                                       58,292    1,930,048
Corning, Inc. (c)                                           19,437      479,122
Harris Corp.                                                31,700    1,831,943
Qwest Communications International, Inc. *(c)              135,100    1,237,516
Sprint Nextel Corp.                                         14,258      270,902
Verizon Communications, Inc.                                46,816    2,073,012
                                                                   ------------
                                                                     11,892,173
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.2%
Motorola, Inc.                                              12,075      223,750
QUALCOMM, Inc.                                               8,475      358,153
                                                                   ------------
                                                                        581,903
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
NIKE, Inc. - Class B                                        16,700      979,622
                                                                   ------------
TOBACCO -- 0.4%
Altria Group, Inc.                                          14,987    1,042,046
                                                                   ------------
TRANSPORTATION -- 0.7%
FedEx Corp.                                                  5,900      618,025
Ryder System, Inc.                                          17,100      837,900
United Parcel Service, Inc. - Class B                        3,720      279,372
                                                                   ------------
                                                                      1,735,297
                                                                   ------------
Total Common Stocks
    (Cost $116,629,125)                                             138,817,910
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS -- 0.4%
FINANCIAL - DIVERSIFIED -- 0.0%
E*Trade Financial Corp. 6.125%, due 11/18/08 (c)             7,700      142,450
Federal National Mortgage Assoc. 7.000% (a)                    400       20,950
                                                                   ------------
                                                                        163,400
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
Six Flags, Inc. 7.250%, due 08/15/09 (c)                    10,700      230,050
                                                                   ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                       SHARES /
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
NRG Energy, Inc. 4.000%                                       107 $    232,484
                                                                  ------------
MEDIA -- 0.1%
Interpublic Group (IPG) - Class B 5.250% (144A)(b)            183      179,272
                                                                  ------------
PHARMACEUTICALS -- 0.1%
Omnicare, Inc., Series B 4.000%, due 06/15/33               5,300      238,553
                                                                  ------------
Total Convertible Preferred Stocks
    (Cost $1,100,167)                                                1,043,759
                                                                  ------------
SHORT-TERM INVESTMENTS -- 23.0%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.000% to be repurchased at
  $10,738,684 on 10/01/07 collateralized by
  $10,620,000 U.S. Treasury Bond at 4.500% due
  04/30/12 with a value of $10,951,875.               $10,736,000   10,736,000
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.520% to be repurchased at
  $386,113 on 10/01/07 collateralized by $395,000
  U.S. Treasury Bond at 4.625% due 02/29/08 with a
  value of $396,975.                                      386,000      386,000
State Street Navigator Securities Lending Prime
  Portfolio (g)                                        46,719,664   46,719,664
                                                                  ------------
Total Short-Term Investments
    (Cost $57,841,664)                                              57,841,664
                                                                  ------------
TOTAL INVESTMENTS -- 121.8% (Cost $283,226,924#)                   306,002,642
                                                                  ------------
Other Assets and Liabilities (net) -- (21.8)%                      (54,776,016)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $251,226,626
                                                                  ============
--------
Portfolio Footnotes:
*    - Non-income producing security
# - Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $27,742,068 and $4,966,350 respectively, resulting in a net unrealized appreciation of $22,775,718.
(a) - Variable or floating rate security. The stated rate represents the rate at September 30, 2007.
(b) - Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Portfolio's adviser. These securities represent in the aggregate $10,473,676 of net assets.
(c)  - All or a portion of security is on loan.
(d) - Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(e)  - This security is traded on a "to-be-announced" basis.
(f)  - Zero coupon bond - Interest rate represents current yield to maturity.
(g) - Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt
AIG  - American International Guaranty
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 97.1%
AUTOMOBILES -- 0.8%
General Motors Corp. (a)                                   347,400 $ 12,749,580
                                                                   ------------
BANKS -- 1.5%
Capital One Financial Corp.                                372,425   24,740,193
                                                                   ------------
BIOTECHNOLOGY -- 0.5%
Amgen, Inc. *                                              143,500    8,117,795
                                                                   ------------
COMPUTERS & PERIPHERALS -- 5.4%
Hewlett-Packard Co.                                        722,800   35,988,212
International Business Machines Corp. (a)                  251,900   29,673,820
Seagate Technology (a)                                     951,300   24,334,254
                                                                   ------------
                                                                     89,996,286
                                                                   ------------
ELECTRIC UTILITIES -- 4.8%
AES Corp. *                                              3,989,600   79,951,584
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 8.5%
Bear Stearns Cos., Inc. (a)                                137,299   16,861,690
Citigroup, Inc.                                            881,300   41,130,271
Goldman Sachs Group, Inc. (The)                             42,800    9,276,472
JPMorgan Chase & Co.                                     1,517,000   69,508,940
NYSE Euronext                                               42,600    3,372,642
                                                                   ------------
                                                                    140,150,015
                                                                   ------------
FINANCIAL SERVICES -- 2.0%
Countrywide Financial Corp. (a)                          1,758,400   33,427,184
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
Covidien, Ltd. *                                           615,050   25,524,575
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 9.7%
Aetna, Inc.                                              1,244,200   67,522,734
Health Net, Inc. *                                         472,900   25,560,245
UnitedHealth Group, Inc.                                 1,389,800   67,308,014
                                                                   ------------
                                                                    160,390,993
                                                                   ------------
HOUSEHOLD DURABLES -- 1.8%
Beazer Homes USA, Inc. (a)                                 227,050    1,873,163
Centex Corp. (a)                                           487,450   12,951,546
Pulte Homes, Inc. (a)                                      856,900   11,662,409
Ryland Group, Inc. (The) (a)                               184,000    3,943,120
                                                                   ------------
                                                                     30,430,238
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 4.2%
General Electric Co.                                     1,077,300   44,600,220
Tyco International, Ltd. (a)                               577,550   25,608,567
                                                                   ------------
                                                                     70,208,787
                                                                   ------------
INSURANCE -- 2.4%
American International Group, Inc.                         595,450   40,282,192
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 25.5%
Amazon.com, Inc. *                                       1,556,014  144,942,704
eBay, Inc. *                                             1,462,200   57,055,044
Expedia, Inc. *(a)                                       1,427,700   45,515,076
Google, Inc. - Class A *                                   140,600   79,758,162
IAC/InterActiveCorp. *(a)                                1,324,400   39,294,948
Yahoo!, Inc. *(a)                                        2,091,000   56,122,440
                                                                   ------------
                                                                    422,688,374
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.9%
Eastman Kodak Co. (a)                                    1,794,000   48,007,440
                                                                   ------------

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                               ------------ --------------
MEDIA -- 4.2%
DIRECTV Group, Inc. (The) *                           1,338,542 $   32,499,800
Time Warner, Inc.                                     2,013,200     36,962,352
                                                                --------------
                                                                    69,462,152
                                                                --------------
METALS & MINING -- 0.5%
Nucor Corp.                                             136,900      8,141,443
                                                                --------------
OIL & GAS -- 0.2%
Exxon Mobil Corp.                                        42,000      3,887,520
                                                                --------------
PHARMACEUTICALS -- 1.4%
Pfizer, Inc.                                            930,300     22,727,229
                                                                --------------
RETAIL - MULTILINE -- 3.2%
Sears Holdings Corp. *(a)                               411,400     52,330,080
                                                                --------------
RETAIL - SPECIALTY -- 0.1%
Best Buy Co., Inc.                                       15,200        698,036
                                                                --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.5%
Texas Instruments, Inc.                                 667,625     24,428,399
                                                                --------------
SOFTWARE -- 3.2%
CA, Inc. (a)                                            869,250     22,357,110
Electronic Arts, Inc. *(a)                              542,600     30,380,174
                                                                --------------
                                                                    52,737,284
                                                                --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 10.5%
Cisco Systems, Inc. *                                   952,500     31,537,275
Qwest Communications International, Inc. *(a)         6,886,800     63,083,088
Sprint Nextel Corp.                                   4,156,300     78,969,700
                                                                --------------
                                                                   173,590,063
                                                                --------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.8%
Motorola, Inc.                                          731,400     13,552,842
                                                                --------------
Total Common Stocks (Cost $1,493,565,112)                        1,608,220,284
                                                                --------------
SHORT-TERM INVESTMENTS -- 20.9%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 09/28/07 at 3.000% to be
  repurchased at $3,262,124 on 10/01/07
  collateralized by $3,365,000 FNMA 3.250% due
  02/15/09 with a value of $3,326,535.             $  3,261,309      3,261,309
State Street Bank & Trust Co., Repurchase
  Agreement, dated 09/28/07 at 3.000% to be
  repurchased at $47,323,519 on 10/01/07
  collateralized by $47,640,000 FNMA 4.250% due
  05/15/09 with a value of $48,261,464.              47,311,691     47,311,691
State Street Navigator Securities Lending Prime
  Portfolio (b)                                     295,964,020    295,964,020
                                                                --------------
Total Short-Term Investments (Cost $346,537,020)                   346,537,020
                                                                --------------
TOTAL INVESTMENTS -- 118.0% (Cost $1,840,102,132#)               1,954,757,304
                                                                --------------
Other Assets and Liabilities (net) -- (18.0)%                     (298,198,814)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,656,558,490
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*  Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $219,690,045 and $105,034,873 respectively, resulting in a net unrealized appreciation of $114,655,172.
(a)All or a portion of security is on loan.
(b)Represents investment of collateral received from securities lending transactions.
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT      VALUE
--------------------                                 -------------- -----------
DOMESTIC BONDS & DEBT SECURITIES -- 14.2%
AEROSPACE & DEFENSE -- 0.1%
Embraer Overseas, Ltd. 6.375%, due 01/24/17          $      770,000 $   766,150
                                                                    -----------
AUTO COMPONENTS -- 0.1%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28             978,000     831,300
                                                                    -----------
AUTOMOBILES -- 0.1%
General Motors Corp.
   8.250%, due 07/15/23                                   1,275,000   1,122,000
   8.375%, due 07/15/33 (a)                                  25,000      22,031
                                                                    -----------
                                                                      1,144,031
                                                                    -----------
BANKS -- 1.7%
Asian Development Bank 2.350%, due 06/21/27 (n)         210,000,000   1,849,032
Canara Bank (London Branch) 6.365%, due 11/28/21          1,000,000     930,719
European Investment Bank
   1.250%, due 09/20/12 (n)                             322,000,000   2,799,087
   6.500%, due 08/12/14 (p)                               4,510,000   1,785,674
HSBC Bank USA 2.773%, due 05/17/12
  (144A) (b) (c) (o)                                      3,500,000     862,289
Hypothekenbank in Essen AG 3.000%, due 09/28/09 (j)         645,000     893,267
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A) (c)          1,955,000   1,831,309
Inter-American Development Bank 13.000%, due
  06/20/08 (m)                                           32,000,000     512,705
JPMorgan Chase & Co. 6.863%, due 09/10/12
  (144A) (b) (c) (l)                                  9,380,000,000     842,508
Kreditanstalt fuer Wiederaufbau 1.850%, due
  09/20/10 (n)                                          453,000,000   4,036,735
Wells Fargo & Co. 4.625%, due 11/02/35 (k)                   65,000     112,483
Wendel S.A. 4.375%, due 08/09/17 (j)                        450,000     570,179
                                                                    -----------
                                                                     17,025,987
                                                                    -----------
BUILDING MATERIALS -- 0.1%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16
  (144A) (a) (c)                                          1,380,000   1,431,750
                                                                    -----------
BUILDING PRODUCTS -- 0.2%
Lafarge S.A. 4.750%, due 03/23/20 (j)                       275,000     350,297
Owens Corning, Inc.
   6.500%, due 12/01/16                                      90,000      87,230
   7.000%, due 12/01/36                                     140,000     135,092
USG Corp.
   6.300%, due 11/15/16                                     195,000     177,270
   7.750%, due 01/15/18                                   1,495,000   1,499,941
                                                                    -----------
                                                                      2,249,830
                                                                    -----------
CHEMICALS -- 0.1%
Hercules, Inc. 6.500%, due 06/30/29                          10,000       8,150
LPG International, Inc. 7.250%, due 12/20/15 (a)          1,465,000   1,480,382
                                                                    -----------
                                                                      1,488,532
                                                                    -----------
CONSUMER FINANCE -- 0.3%
Ford Motor Credit Co. 8.625%, due 11/01/10                2,000,000   1,984,042
General Motors Acceptance Corp.
   6.875%, due 09/15/11                                     130,000     123,821
   8.000%, due 11/01/31                                     320,000     314,772
   6.750%, due 12/01/14                                     170,000     154,295
GMAC LLC
   6.000%, due 12/15/11                                     150,000     138,572
   6.625%, due 05/15/12                                      90,000      84,061
   6.875%, due 08/28/12                                     130,000     122,061
                                                                    -----------
                                                                      2,921,624
                                                                    -----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                               -------------- -----------
ELECTRIC UTILITIES -- 0.2%
Empresa Nacional de Electricidad S.A. 8.350%, due
  08/01/13                                         $      910,000 $ 1,018,867
MidAmerican Energy Holdings Co. 6.500%, due
  09/15/37 (144A) (c)                                     595,000     603,419
                                                                  -----------
                                                                    1,622,286
                                                                  -----------
ENERGY -- 0.0%
Veolia Environment
   4.000%, due 02/12/16 (j)                               100,000     128,534
   5.125%, due 05/24/22 (j)                               235,000     308,380
                                                                  -----------
                                                                      436,914
                                                                  -----------
FINANCIAL - DIVERSIFIED -- 1.5%
BNP Paribas S.A. 8.118%, due 06/13/11
  (144A) (b) (c) (l)                                8,241,755,000     664,838
Goldman Sachs Group, Inc. (The) 5.014%, due
  05/23/16 (j)                                          1,650,000   2,254,854
JPMorgan Chase & Co. 2.652%, due 06/08/12
  (144A) (b) (c) (o)                                    6,383,540   1,556,778
Merrill Lynch & Co., Inc. 10.710%, due 03/08/17
  (f)                                                   2,900,000   1,609,358
Morgan Stanley 5.375%, due 11/14/13 (k)                 1,110,000   2,151,461
Network Rail MTN Finance, Plc. 4.875%, due
  03/06/09 (k)                                            505,000   1,020,954
Ranhill Labuan, Ltd. 12.500%, due 10/26/11
  (144A) (c)                                            1,230,000   1,193,100
SLM Corp.
   5.000%, due 10/01/13-06/15/18                        2,935,000   2,460,918
   5.375%, due 05/15/14                                   135,000     117,971
   5.050%, due 11/14/14                                   710,000     596,504
   5.625%, due 08/01/33                                 1,320,000   1,019,122
                                                                  -----------
                                                                   14,645,858
                                                                  -----------
FINANCIAL SERVICES -- 0.2%
Residential Capital LLC
   7.500%, due 04/17/13                                 1,285,000   1,038,741
   7.875%, due 06/30/15                                   660,000     533,670
                                                                  -----------
                                                                    1,572,411
                                                                  -----------
FOOD PRODUCTS -- 1.0%
Albertson's, Inc. 7.450%, due 08/01/29                  5,470,000   5,292,794
Cosan Finance, Ltd. 7.000%, due 02/01/17
  (144A) (c)                                              105,000     101,325
Kraft Foods, Inc.
   6.500%, due 08/11/17                                 1,110,000   1,148,658
   7.000%, due 08/11/37                                   905,000     952,470
Safeway, Inc. 6.350%, due 08/15/17                      2,500,000   2,540,057
                                                                  -----------
                                                                   10,035,304
                                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Boston Scientific Corp.
   5.450%, due 06/15/14                                    65,000      58,662
   6.400%, due 06/15/16                                   470,000     431,225
   7.000%, due 11/15/35                                   740,000     641,950
Johnson & Johnson 5.950%, due 08/15/37                  5,000,000   5,127,060
                                                                  -----------
                                                                    6,258,897
                                                                  -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
HCA, Inc.
   8.360%, due 04/15/24                                    60,000      52,469
   7.690%, due 06/15/25                                   250,000     206,583
   7.500%, due 12/15/23-11/06/33                        4,970,000   4,026,630
   6.500%, due 02/15/16 (a)                             2,145,000   1,833,975
   7.580%, due 09/15/25                                   600,000     491,953
   7.050%, due 12/01/27                                    80,000      60,984
   7.750%, due 07/15/36                                    95,000      76,561
Tenet Healthcare Corp. 6.875%, due 11/15/31               380,000     285,950
                                                                  -----------
                                                                    7,035,105
                                                                  -----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
Six Flags, Inc.
   9.750%, due 04/15/13 (a)                              $  680,000 $   579,700
   9.625%, due 06/01/14 (a)                                 485,000     403,156
                                                                    -----------
                                                                        982,856
                                                                    -----------
HOUSEHOLD DURABLES -- 0.5%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15      985,000     985,000
K. Hovnanian Enterprises, Inc.
   7.750%, due 05/15/13 (a)                                  30,000      21,600
   6.375%, due 12/15/14                                     170,000     132,600
   6.250%, due 01/15/15-01/15/16                          1,275,000     985,775
   7.500%, due 05/15/16 (a)                                  15,000      12,000
Lennar Corp.
   5.500%, due 09/01/14                                     115,000      99,630
   6.500%, due 04/15/16                                     535,000     478,196
Pulte Homes, Inc.
   5.200%, due 02/15/15                                      35,000      29,226
   6.375%, due 05/15/33                                   1,565,000   1,192,477
   6.000%, due 02/15/35                                   1,900,000   1,388,809
                                                                    -----------
                                                                      5,325,313
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 0.5%
Borden, Inc.
   8.375%, due 04/15/16                                   3,030,000   2,590,650
   9.200%, due 03/15/21                                   1,910,000   1,623,500
   7.875%, due 02/15/23                                      60,000      48,300
Wendel 4.875%, due 05/26/16 (j)                             200,000     268,489
                                                                    -----------
                                                                      4,530,939
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.2%
Hanarotelecom, Inc. 7.000%, due 02/01/12 (144A) (c)       1,565,000   1,514,137
                                                                    -----------
MACHINERY -- 0.1%
Cummins, Inc. 6.750%, due 02/15/27                          509,000     504,336
                                                                    -----------
MEDIA -- 1.2%
Clear Channel Communications, Inc.
   5.750%, due 01/15/13                                     520,000     435,703
   4.900%, due 05/15/15                                      40,000      30,172
   5.500%, due 12/15/16                                   2,705,000   2,001,985
Comcast Corp. 6.950%, due 08/15/37                        7,000,000   7,359,806
News America, Inc. 6.150%, due 03/01/37                     305,000     284,439
Shaw Communications, Inc. 6.150%, due 05/09/16 (g)        1,720,000   1,691,182
Time Warner, Inc. 6.500%, due 11/15/36                       45,000      43,554
                                                                    -----------
                                                                     11,846,841
                                                                    -----------
METALS & MINING -- 0.1%
Vale Overseas, Ltd. 6.875%, due 11/21/36                    710,000     735,040
                                                                    -----------
OIL & GAS -- 0.8%
Anadarko Petroleum Corp.
   5.950%, due 09/15/16                                     395,000     391,882
   6.450%, due 09/15/36                                     290,000     286,430
Chesapeake Energy Corp.
   6.500%, due 08/15/17                                     155,000     151,513
   6.875%, due 11/15/20                                     600,000     590,250
Colorado Interstate Gas Co. 6.800%, due 11/15/15              5,000       5,201
El Paso Corp. 6.950%, due 06/01/28                            5,000       4,670
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due
  11/01/15 (144A) (c)                                       850,000     835,125
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27      540,000     502,200
Tennessee Gas Pipeline Co. 7.000%, due 10/15/28 (a)       4,635,000   4,741,118
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17
  (144A) (c)                                                865,000     802,287
                                                                    -----------
                                                                      8,310,676
                                                                    -----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
PAPER & FOREST PRODUCTS -- 0.7%
Georgia-Pacific Corp.
   7.125%, due 01/15/17                                  $  415,000 $   388,025
   8.000%, due 01/15/24                                   2,300,000   2,254,000
   7.250%, due 06/01/28                                     120,000     110,400
   7.750%, due 11/15/29                                   1,995,000   1,905,225
   8.875%, due 05/15/31                                   1,960,000   1,974,700
Sappi Papier Holding AG 7.500%, due 06/15/32 (144A) (c)     600,000     541,850
                                                                    -----------
                                                                      7,174,200
                                                                    -----------
REAL ESTATE -- 0.0%
Colonial Realty LP 6.050%, due 09/01/16                     175,000     169,290

RETAIL - MULTILINE -- 0.2%
JC Penney, Inc. 6.375%, due 10/15/36                      1,520,000   1,422,238
PPR 4.000%, due 01/29/13 (j)                                250,000     330,520
                                                                    -----------
                                                                      1,752,758
                                                                    -----------
RETAIL - SPECIALTY -- 0.7%
Edcon Proprietary, Ltd. 7.980%, due 06/15/14
  (144A) (c) (j)                                            870,000   1,153,470
Home Depot, Inc. 5.875%, due 12/16/36                     3,305,000   2,831,992
Toys R US, Inc.
   7.875%, due 04/15/13                                     565,000     494,375
   7.375%, due 10/15/18                                   3,615,000   2,919,113
                                                                    -----------
                                                                      7,398,950
                                                                    -----------
ROAD & RAIL -- 0.1%
CSX Corp. 6.250%, due 03/15/18                            1,270,000   1,279,097
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.0%
Amkor Technology, Inc. 7.750%, due 05/15/13                 105,000     101,719
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.8%
AT&T, Inc. 6.500%, due 09/01/37                           2,205,000   2,281,178
Axtel S.A.B. de C.V. 7.625%, due 02/01/17 (144A) (c)      1,660,000   1,639,250
Excelcomindo Finance Co. BV 7.125%, due 01/18/13
  (144A) (c)                                                955,000     962,163
France Telecom S.A. 3.625%, due 10/14/15 (j)                905,000   1,163,298
GTE Corp. 6.940%, due 04/15/28                               55,000      57,318
New England Telephone and Telegraph Co. 7.875%, due
  11/15/29                                                  415,000     462,387
Northern Telecom Capital 7.875%, due 06/15/26               960,000     816,000
Qwest Capital Funding, Inc.
   6.500%, due 11/15/18                                     870,000     772,125
   7.625%, due 08/03/21 (a)                                 520,000     488,800
   6.875%, due 07/15/28                                     835,000     720,188
   7.750%, due 02/15/31                                   1,445,000   1,325,787
Qwest Corp. 6.875%, due 09/15/33                            590,000     554,600
Sprint Capital Corp. 6.875%, due 11/15/28                    60,000      58,064
Sprint Nextel Corp. 6.000%, due 12/01/16                    109,000     104,878
Telecom Italia Capital S.A.
   4.950%, due 09/30/14                                     310,000     293,426
   6.375%, due 11/15/33                                     195,000     188,777
   6.000%, due 09/30/34                                     190,000     177,231
Telefonica Emisiones SAU 6.221%, due 07/03/17             1,520,000   1,538,313
Verizon Communications 5.850%, due 09/15/35                 390,000     373,808
Verizon Maryland, Inc. 5.125%, due 06/15/33                 130,000     107,618
Verizon New York, Inc., Series B 7.375%, due 04/01/32     3,400,000   3,630,323
                                                                    -----------
                                                                     17,715,532
                                                                    -----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                -------------- ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.1%
Nextel Communications, Inc.
   Series E 6.875%, due 10/31/13                    $       47,000 $     47,229
   Series F 5.950%, due 03/15/14                           144,000      137,659
SK Telecom Co., Ltd. 6.625%, due 07/20/27
  (144A) (c)                                             1,175,000    1,209,997
                                                                   ------------
                                                                      1,394,885
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Kellwood Co. 7.625%, due 10/15/17                        1,250,000    1,100,000
                                                                   ------------
TOBACCO -- 0.1%
Reynolds American, Inc.
   6.750%, due 06/15/17                                    510,000      523,770
   7.250%, due 06/15/37                                    125,000      131,094
                                                                   ------------
                                                                        654,864
                                                                   ------------
Total Domestic Bonds & Debt Securities (Cost
  $140,948,022                                                      141,957,412
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 7.4%
Federal National Mortgage Assoc. 1.750%, due
  03/26/08 (n)                                         230,000,000    2,007,935
U.S. Treasury Bond
   4.500%, due 02/15/16-02/15/36 (a)                    22,160,000   21,571,139
   5.375%, due 02/15/31 (a)                              5,475,000    5,862,531
U.S. Treasury Inflation Index Bond 2.000%, due
  01/15/26 (a)                                           1,133,449    1,082,799
U.S. Treasury Note
   4.625%, due 02/29/08 (a)                              2,620,000    2,625,733
   5.000%, due 07/31/08 (a)                              4,635,000    4,668,678
   4.625%, due 11/15/16                                  4,130,000    4,151,621
   4.750%, due 02/15/37 (a)                             32,755,000   32,312,316
                                                                   ------------
Total U.S. Government & Agency Obligations
    (Cost $72,156,742)                                               74,282,752
                                                                   ------------
FOREIGN BONDS & DEBT SECURITIES -- 5.5%

ARGENTINA -- 0.3%
Argentina Bonos
   7.868%, due 08/03/12 (b)                                540,000      306,855
   2.000%, due 09/30/14 (e)                              4,320,000    1,371,646
Argentina(Rep) 0.000%, due 12/31/33 (b) (e)              3,725,000    1,445,589
                                                                   ------------
                                                                      3,124,090
                                                                   ------------
BRAZIL -- 0.1%
Federative Republic of Brazil 10.250%, due
  01/10/28 (f)                                           1,000,000      568,553
ISA Capital do Brasil S.A. 7.875%, due 01/30/12
  (144A) (c)                                               105,000      106,575
                                                                   ------------
                                                                        675,128
                                                                   ------------
CANADA -- 0.1%
Canadian Government Bond 4.500%, due 06/01/15
  (a) (g)                                                  985,000    1,001,760
                                                                   ------------
COLOMBIA -- 0.4%
Colombia Government International Bond
   11.750%, due 03/01/10 (h)                           489,000,000      248,324
   12.000%, due 10/22/15 (a) (h)                     5,179,000,000    2,806,009
   8.125%, due 05/21/24                                    230,000      269,100
Republic of Colombia
   7.375%, due 01/27/17 (a)                                115,000      125,350
   9.850%, due 06/28/27 (h)                            875,000,000      437,710
                                                                   ------------
                                                                      3,886,493
                                                                   ------------
EGYPT -- 0.1%
Arab Republic of Egypt 8.750%, due 07/18/12
  (144A) (c) (i)                                         3,535,000      648,479
                                                                   ------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                   ------------ -----------
GERMANY -- 1.0%
Bundesrepublik Deutschland
   3.750%, due 07/04/13-01/04/17 (j)                   $  3,520,000 $ 4,855,117
   6.500%, due 07/04/27 (j)                                 970,000   1,711,795
   4.000%, due 01/04/37 (j)                               1,635,000   2,102,407
Kreditanstalt fuer Wiederaufbau 2.500%, due 10/11/10
  (j)                                                       675,000     914,511
Muenchener Hypothekenbank 5.000%, due 01/16/12 (j)          700,000   1,016,562
                                                                    -----------
                                                                     10,600,392
                                                                    -----------
GHANA -- 0.0%
Republic of Ghana 8.500%, due 10/04/17 (144A) (c)           300,000     305,625
                                                                    -----------
IRELAND -- 0.1%
Depfa ACS Bank 0.750%, due 09/22/08 (n)                 170,000,000   1,475,941
                                                                    -----------
JAPAN -- 0.4%
Japan Government Two Year Bond 0.900%, due 09/15/09
  (n)                                                   420,000,000   3,656,148
                                                                    -----------
MEXICO -- 0.1%
America Movil S.A. de C.V. 5.500%, due 03/01/14             755,000     747,975
                                                                    -----------
NETHERLANDS -- 0.1%
Bite Finance International B.V. 8.230%, due 03/15/14
  (144A) (c) (j)                                            280,000     402,833
Rabobank Nederland 13.500%, due 01/28/08(144A) (c) (m)   30,000,000     482,636
                                                                    -----------
                                                                        885,469
                                                                    -----------
PERU -- 0.2%
Peru Government International Bond 6.438%, due
  03/07/17                                                2,350,600   2,350,600
                                                                    -----------
SINGAPORE -- 0.8%
Singapore Government Bond 4.625%, due 07/01/10 (q)       11,345,000   8,143,116
                                                                    -----------
SOUTH AFRICA -- 0.4%
Republic of South Africa 4.500%, due 04/05/16 (j)         2,720,000   3,653,511
                                                                    -----------
UNITED KINGDOM -- 0.7%
BSkyB Finance UK Plc 5.750%, due 10/20/17 (k)               555,000   1,070,046
HSBC Bank Plc London 2.975%, due 04/18/12
  (144A) (b) (c) (o)                                      7,655,000   1,894,935
United Kingdom Gilt
   4.000%, due 03/07/09-09/07/16 (k)                        820,000   1,583,032
   5.000%, due 03/07/25 (k)                                 750,000   1,559,264
   4.250%, due 03/07/36 (k)                                 750,000   1,444,905
                                                                    -----------
                                                                      7,552,182
                                                                    -----------
URUGUAY -- 0.7%
Uruguay Government International Bond 4.250%, due
  04/05/27 (r)                                          135,550,000   6,647,958
                                                                    -----------
Total Foreign Bonds & Debt Securities
   (Cost $52,942,046)                                                55,354,867
                                                                    -----------
CONVERTIBLE BONDS -- 0.4%

BIOTECHNOLOGY -- 0.1%
Enzon Pharmaceuticals, Inc. 4.500%, due 07/01/08            795,000     785,063
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
Avnet, Inc. 2.000%, due 03/15/34                            140,000     180,250
                                                                    -----------
PHARMACEUTICALS -- 0.1%
Valeant Pharmaceuticals 3.000%, due 08/16/10              1,150,000   1,049,375
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.2%
Level 3 Communications, Inc.
   6.000%, due 09/15/09                                     540,000     513,675
   2.875%, due 07/15/10                                   1,310,000   1,264,150
                                                                    -----------
                                                                      1,777,825
                                                                    -----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                         SHARES /
SECURITY DESCRIPTION                                    PAR AMOUNT    VALUE
--------------------                                    ---------- ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.0%
Kellwood Co. 3.500%, due 06/15/34                       $  500,000 $    455,625
                                                                   ------------
Total Convertible Bonds
   (Cost $4,145,744)                                                  4,248,138
                                                                   ------------
ASSET-BACKED SECURITIES -- 0.2%
Citibank Credit Card Issuance Trust 5.375%, due
  04/10/13 (j)                                             600,000      869,173
MBNA Credit Card Master Note 4.150%, due 04/19/10 (j)      665,000      929,850
                                                                   ------------
Total Asset-backed Securities
   (Cost $1,671,955)                                                  1,799,023
                                                                   ------------
MUNICIPAL BOND -- 0.1%
VIRGINIA -- 0.1%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46
   (Cost -- $1,409,684)                                  1,410,000    1,309,002
                                                                   ------------
COMMON STOCKS -- 67.2%
AEROSPACE & DEFENSE -- 1.8%
Precision Castparts Corp.                                  123,548   18,282,633
                                                                   ------------
AUTOMOBILES -- 1.2%
Fiat S.p.A.                                                391,497   11,806,128
                                                                   ------------
BANKS -- 1.9%
Piraeus Bank S.A.                                          538,366   19,145,905
                                                                   ------------
BEVERAGES -- 1.7%
Heineken N.V. (a)                                          264,192   17,284,330
                                                                   ------------
BIOTECHNOLOGY -- 1.4%
Gilead Sciences, Inc. *                                    342,271   13,988,616
                                                                   ------------
CHEMICALS -- 2.7%
Monsanto Co.                                               169,904   14,567,569
Potash Corp. of Saskatchewan, Inc.                         121,145   12,805,027
                                                                   ------------
                                                                     27,372,596
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.5%
Avery Dennison Corp. (a)                                   128,356    7,318,859
Capita Group Plc                                         1,223,422   18,058,336
                                                                   ------------
                                                                     25,377,195
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 3.6%
Cisco Systems, Inc. *                                      517,290   17,127,472
Research In Motion, Ltd. *                                 188,850   18,611,168
                                                                   ------------
                                                                     35,738,640
                                                                   ------------
COMPUTERS & PERIPHERALS -- 3.5%
Apple, Inc. *                                              144,569   22,197,124
Hewlett-Packard Co.                                        248,566   12,376,101
                                                                   ------------
                                                                     34,573,225
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 1.0%
Foster Wheeler, Ltd. *                                      72,866    9,565,848
                                                                   ------------
CONTAINERS & PACKAGING -- 1.0%
Owens-Illinois, Inc. *(a)                                  235,784    9,773,247
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.4%
ABB, Ltd.                                                  917,050   23,997,719
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 2.5%
Halliburton Co. (a)                                        201,493    7,737,331
Tenaris S.A. (ADR)                                         149,162    7,848,905
Transocean, Inc. *                                          83,874    9,481,955
                                                                   ------------
                                                                     25,068,191
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 5.4%
CME Group, Inc. (a)                                         21,589   12,680,299
Franklin Resources, Inc.                                    66,543    8,484,233
IntercontinentalExchange, Inc. *(a)                         53,717    8,159,612
Julius Baer Holding AG                                      93,807    6,986,480
Singapore Exchange, Ltd.                                 2,035,000   17,601,857
                                                                   ------------
                                                                     53,912,481
                                                                   ------------
FOOD & DRUG RETAILING -- 1.0%
CVS Caremark Corp.                                         240,665    9,537,554
                                                                   ------------
FOOD PRODUCTS -- 0.7%
China Mengniu Dairy Co., Ltd.                            1,611,000    7,018,998
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Sonova Holding AG                                           94,575    9,453,899
                                                                   ------------
HOTELS, RESTAURANTS AND LEISURE -- 1.4%
McDonald's Corp. (a)                                       249,733   13,602,957
                                                                   ------------
HOUSEHOLD DURABLES -- 0.6%
Sony Corp. (ADR)                                           122,829    5,903,162
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 4.4%
Amazon.com, Inc. *                                         106,925    9,960,064
Google, Inc. - Class A *(a)                                 37,358   21,192,072
MasterCard, Inc. - Class A (a)                              89,542   13,249,530
                                                                   ------------
                                                                     44,401,666
                                                                   ------------
MACHINERY -- 3.7%
Deere & Co.                                                 82,370   12,225,355
Komatsu, Ltd. (a)                                          375,500   12,605,932
Volvo AB                                                   712,288   12,348,477
                                                                   ------------
                                                                     37,179,764
                                                                   ------------
METALS & MINING -- 2.6%
Companhia Vale do Rio Doce (ADR)                           542,072   18,392,503
Freeport-McMoRan Copper & Gold, Inc. - Class B              70,406    7,384,885
                                                                   ------------
                                                                     25,777,388
                                                                   ------------
OIL & GAS -- 1.4%
Exxon Mobil Corp.                                           74,071    6,856,012
Total S.A.                                                  93,700    7,596,354
                                                                   ------------
                                                                     14,452,366
                                                                   ------------
PHARMACEUTICALS -- 3.2%
Merck & Co., Inc.                                          206,368   10,667,162
Novartis AG                                                156,062    8,565,544
Novo Nordisk A/S, Series B                                 108,486   13,059,506
                                                                   ------------
                                                                     32,292,212
                                                                   ------------
REAL ESTATE -- 2.2%
China Overseas Land & Investment, Ltd.                   6,723,642   15,363,695
Keppel Land, Ltd. (a)                                    1,097,000    6,114,851
                                                                   ------------
                                                                     21,478,546
                                                                   ------------
RETAIL - SPECIALTY -- 3.5%
Esprit Holdings, Ltd.                                      921,100   14,531,919
Guess?, Inc. (a)                                           180,428    8,846,385
Inditex S.A. (a)                                           166,628   11,196,443
                                                                   ------------
                                                                     34,574,747
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.2%
NVIDIA Corp. *                                             338,946   12,283,385
                                                                   ------------
SOFTWARE -- 3.7%
Adobe Systems, Inc. *                                      228,505    9,976,528
Nintendo Co., Ltd. (a)                                      47,535   24,582,842
VMware, Inc. - Class A *(a)                                 29,043    2,468,655
                                                                   ------------
                                                                     37,028,025
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.8%
AT&T, Inc.                                                 200,428    8,480,109
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.3%
America Movil S.A. de C.V. (a)                           3,766,934   12,059,702
China Mobile (Hong Kong), Ltd.                           1,289,327   21,116,597
                                                                   ------------
                                                                     33,176,299
                                                                   ------------
Total Common Stocks
   (Cost $531,358,941)                                              672,527,831
                                                                   ------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                               ------------ --------------
WARRANTS -- 2.8%
ENERGY -- 1.0%
Bharat Heavy Electricals, Ltd., expires 09/01/10
  *(144A) (c)                                           191,557      9,818,063
                                                                --------------
REAL ESTATE -- 0.1%
China Overseas Land & Investment, Ltd., expires
  08/27/08 *                                            570,137        468,922
                                                                --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.7%
Bharti Airtel, Ltd., expires 03/17/11 (144A) *(c)       776,465     17,121,053
                                                                --------------
Total Warrants
    (Cost $24,407,730)                                              27,408,038
                                                                --------------
SHORT-TERM INVESTMENTS -- 19.5%
State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 3.00% to be
  repurchased at $23,927,981 on 10/01/07
  collateralized by $26,000,000 U.S. Treasury
  Bill at 4.001% due 02/21/08 with a value of
  $25,597,000.                                     $ 23,922,000     23,922,000
State Street Navigator Securities Lending Prime
  Portfolio (d)                                     171,148,531    171,148,531
                                                                --------------
Total Short-Term Investments
    (Cost $195,070,531)                                            195,070,531
                                                                --------------
TOTAL INVESTMENTS -- 117.3% (Cost $1,024,111,394#)               1,173,957,594
                                                                --------------
Other Assets and Liabilities (net) -- (17.3)%                     (173,116,135)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,000,841,459
                                                                ==============
--------
PORTFOLIO FOOTNOTES:

*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $155,916,164 and $6,069,964 respectively, resulting in a net unrealized appreciation of $149,846,200.
(a)  All or a portion of security is on loan.
(b)  Zero coupon bond - Interest rate represents current yield to maturity.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $48,525,794 of net assets.
(d) Represents investment of collateral received from securities lending transactions.
(e)  Par shown in Argentine Peso. Value is shown in USD.
(f)  Par shown in Brazilian Real. Value is shown in USD.
(g)  Par shown in Canadian Dollar. Value is shown in USD.
(h)  Par shown in Colombian Peso. Value is shown in USD.
(i)  Par shown in Egyptian Pound. Value is shown in USD.
(j)  Par shown in Euro Currency. Value is shown in USD.
(k)  Par shown in Pound Sterling. Value is shown in USD.
(l)  Par shown in Indonesian Rupiah. Value is shown in USD.
(m)  Par shown in Iceland Krona. Value is shown in USD.
(n)  Par shown in Japanese Yen. Value is shown in USD.
(o)  Par shown in Malaysian Ringgit. Value is shown in USD.
(p)  Par Shown in Polish Zloty. Value is shown in USD.
(q)  Par shown in Singapore Dollar. Value is shown in USD.
(r)  Par shown in Uruguayan Peso. Value is shown in USD.
ADR  American Depositary Receipts

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
DOMESTIC BONDS & DEBT SECURITIES -- 76.7%
AEROSPACE & DEFENSE -- 1.0%
DRS Technologies, Inc. 6.875%, due 11/01/13 (a)         $ 6,000,000 $ 6,030,000
Esterline Technologies Corp.
   7.750%, due 06/15/13                                   3,000,000   3,060,000
   6.625%, due 03/01/17                                   1,150,000   1,144,250
L-3 Communications Corp.
   6.125%, due 01/15/14 (a)                               6,000,000   5,910,000
   6.375%, due 10/15/15 (a)                               3,500,000   3,456,250
                                                                    -----------
                                                                     19,600,500
                                                                    -----------
AUTO COMPONENTS -- 1.0%
Accuride Corp. 8.500%, due 02/01/15 (a)                   1,500,000   1,447,500
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14
  (a)                                                     4,100,000   3,587,500
Lear Corp. 8.500%, due 12/01/13 (a)                       4,225,000   4,066,562
Stanadyne Corp., Series 1 10.000%, due 08/15/14           2,075,000   2,095,750
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15
  (b)                                                     2,750,000   2,227,500
Tenneco Automotive, Inc. 8.625%, due 11/15/14 (a)         3,375,000   3,417,188
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A) (d)      3,500,000   3,430,000
                                                                    -----------
                                                                     20,272,000
                                                                    -----------
AUTOMOBILES -- 1.0%
Ford Capital B.V. 9.500%, due 06/01/10 (a)                3,500,000   3,500,000
Ford Motor Co. 9.500%, due 09/15/11                         500,000     496,250
General Motors Corp.
   7.200%, due 01/15/11 (a)                              14,000,000  13,405,000
   8.375%, due 07/15/33 (a)                               2,500,000   2,203,125
                                                                    -----------
                                                                     19,604,375
                                                                    -----------
BEVERAGES -- 0.3%
Cerveceria Nacional Dominicana 8.000%, due 03/27/14
  (144A) (d)                                              1,641,000   1,669,718
Constellation Brands, Inc. 7.250%, due 05/15/17
  (144A) (d)                                              4,000,000   4,020,000
                                                                    -----------
                                                                      5,689,718
                                                                    -----------
BIOTECHNOLOGY -- 0.3%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14           7,500,000   7,162,500
                                                                    -----------
BUILDING MATERIALS -- 0.2%
Varietal Distribution Merger Subordinated, Inc.
  10.250%, due 07/15/15 (144A) (d)                        4,000,000   3,880,000
                                                                    -----------
BUILDING PRODUCTS -- 0.7%
Associated Materials, Inc. 0.000%/11.250%, due
  03/01/14 (a)(b)                                         2,925,000   1,857,375
Building Materials Corp. of America 7.750%, due
  08/01/14 (a)                                            2,000,000   1,820,000
Interline Brands, Inc. 8.125%, due 06/15/14               5,500,000   5,458,750
NTK Holdings, Inc. 0.000%/10.750%, due 03/01/14 (a)(b)    3,650,000   2,263,000
Ply Gem Industries, Inc. 9.000%, due 02/15/12 (a)         4,025,000   3,280,375
                                                                    -----------
                                                                     14,679,500
                                                                    -----------
CHEMICALS -- 3.2%
Airgas, Inc. 6.250%, due 07/15/14                         4,000,000   3,820,000
Equistar Chemicals LP 7.550%, due 02/15/26                7,815,000   6,994,425
Hercules, Inc. 6.750%, due 10/15/29                       6,000,000   5,985,000
Huntsman LLC 11.500%, due 07/15/12                        1,320,000   1,442,100
IMC Global, Inc. 7.300%, due 01/15/28                     4,900,000   4,679,500
Ineos Group Holdings PLC 8.500%, due 02/15/16
  (144A) (a)(d)                                           9,000,000   8,662,500
Lyondell Chemical Co.
   8.000%, due 09/15/14                                   7,000,000   7,735,000
   8.250%, due 09/15/16 (a)                                 175,000     198,187

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (d)         $ 4,000,000 $ 3,880,000
Mosaic Co. (The) 7.375%/7.625%, due 12/01/14
  (144A) (a)(b)(d)                                        4,175,000   4,404,625
Nalco Co. 8.875%, due 11/15/13 (a)                        5,150,000   5,433,250
Nova Chemicals Corp. 6.500%, due 01/15/12 (a)             3,125,000   2,968,750
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14
  (a)                                                     4,500,000   4,511,250
Terra Capital, Inc. 7.000%, due 02/01/17                  5,000,000   4,900,000
                                                                    -----------
                                                                     65,614,587
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.8%
Aleris International, Inc. 10.000%, due 12/15/16          6,150,000   5,442,750
Allied Waste North America, Inc.
   7.875%, due 04/15/13 (a)                               6,000,000   6,225,000
   7.250%, due 03/15/15                                   8,500,000   8,712,500
ARAMARK Corp.
   8.500%, due 02/01/15 (a)                               4,050,000   4,151,250
   8.856%, due 02/01/15 (e)                               1,000,000   1,015,000
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A) (d)     4,000,000   3,965,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
  7.625%, due 05/15/14 (a)                               12,500,000  12,343,750
Deluxe Corp. 7.375%, due 06/01/15                         3,900,000   3,870,750
FTI Consulting, Inc. 7.750%, due 10/01/16                 5,000,000   5,200,000
Hertz Corp. 8.875%, due 01/01/14                          7,500,000   7,762,500
Iron Mountain, Inc. 7.750%, due 01/15/15 (a)              7,000,000   7,017,500
Neff Corp. 10.000%, due 06/01/15 (a)                      2,800,000   2,002,000
Rental Service Corp. 9.500%, due 12/01/14 (a)             4,650,000   4,464,000
United Rentals North America, Inc. 7.750%, due 11/15/13   5,500,000   5,692,500
                                                                    -----------
                                                                     77,864,500
                                                                    -----------
COMPUTERS & PERIPHERALS -- 0.8%
Cadence Design Systems, Inc. 1.375%, due 12/15/11         1,800,000   2,090,250
SunGard Data Systems, Inc.
   9.125%, due 08/15/13 (a)                               6,975,000   7,288,875
   10.250%, due 08/15/15 (a)                              6,400,000   6,720,000
Unisys Corp. 8.000%, due 10/15/12 (a)                     1,200,000   1,143,000
                                                                    -----------
                                                                     17,242,125
                                                                    -----------
CONSUMER FINANCE -- 1.5%
Ford Motor Credit Co.
   7.375%, due 10/28/09                                   7,000,000   6,867,119
   7.250%, due 10/25/11                                  10,000,000   9,379,140
General Motors Acceptance Corp. 7.250%, due 03/02/11
  (a)                                                    14,000,000  13,581,848
                                                                    -----------
                                                                     29,828,107
                                                                    -----------
CONTAINERS & PACKAGING -- 2.7%
Ball Corp. 6.625%, due 03/15/18 (a)                       7,000,000   6,895,000
Berry Plastics Holding Corp. 8.875%, due 09/15/14 (a)     7,000,000   7,192,500
Crown Cork & Seal, Inc. 7.375%, due 12/15/26 (a)         12,250,000  11,576,250
Graphic Packaging International Corp. 9.500%, due
  08/15/13 (a)                                            8,750,000   9,034,375
Jefferson Smurfit Corp.
   8.250%, due 10/01/12 (a)                               1,750,000   1,763,125
   7.500%, due 06/01/13 (a)                               4,000,000   3,890,000
Owens Brockway Glass Container, Inc.
   8.875%, due 02/15/09 (a)                               2,637,000   2,689,740
   6.750%, due 12/01/14 (a)                               1,800,000   1,784,250
Owens-Illinois, Inc. 7.500%, due 05/15/10 (a)             1,650,000   1,670,625
Smurfit-Stone Container Enterprises, Inc. 8.000%, due
  03/15/17                                                5,000,000   4,937,500
Vitro SAB de CV 9.125%, due 02/01/17 (a)                  4,500,000   4,443,750
                                                                    -----------
                                                                     55,877,115
                                                                    -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
CORPORATE NOTES -- 0.1%
Fresenius Med Cap Trust II 7.875%, due 02/01/08         $ 1,050,000 $ 1,052,625
                                                                    -----------
ELECTRIC UTILITIES -- 2.9%
Duke Energy Co. 5.375%, due 01/01/09                      5,000,000   4,998,960
Edison Mission Energy
   7.750%, due 06/15/16 (a)                              11,350,000  11,804,000
   7.000%, due 05/15/17 (144A)(d)                         9,000,000   8,910,000
Mirant Americas Generation LLC
   8.300%, due 05/01/11                                   7,262,000   7,370,930
   9.125%, due 05/01/31 (a)                               7,850,000   7,850,000
Nevada Power Co. 5.875%, due 01/15/15                     3,500,000   3,435,463
Pacific Gas & Electric Co. 4.800%, due 03/01/14 (a)       2,500,000   2,386,390
PPL Energy Supply LLC 6.400%, due 11/01/11                2,000,000   2,065,432
PSEG Energy Holdings LLC 8.500%, due 06/15/11             6,000,000   6,345,168
Virginia Electric & Power Co. 4.500%, due 12/15/10        5,000,000   4,917,455
                                                                    -----------
                                                                     60,083,798
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.3%
Belden Cdt, Inc. 7.000%, due 03/15/17 (144A) (d)          2,275,000   2,263,625
General Cable Corp. 7.125%, due 04/01/17 (a)              4,000,000   3,940,000
                                                                    -----------
                                                                      6,203,625
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
NXP B.V./NXP Funding LLC
   7.875%, due 10/15/14 (a)                               7,300,000   7,053,625
   9.500%, due 10/15/15 (a)                                 425,000     397,375
                                                                    -----------
                                                                      7,451,000
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 1.1%
Complete Production Services, Inc. 8.000%, due
  12/15/16 (a)                                            7,000,000   6,956,250
Dresser-Rand Group, Inc. 7.375%, due 11/01/14             4,750,000   4,761,875
Grant Prideco, Inc. 6.125%, due 08/15/15 (a)              5,500,000   5,362,500
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14
  (a)                                                     4,750,000   4,465,000
                                                                    -----------
                                                                     21,545,625
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 1.6%
Hawker Beechcraft Acquisition Co.
   8.500%, due 04/01/15 (144A)(a)(d)                      6,175,000   6,329,375
   9.750%, due 04/01/17 (144A)(a)(d)                      1,600,000   1,640,000
Hellas II 11.110%, due 01/15/15 (144A) (d)(e)             4,000,000   3,890,000
Hughes Network Systems LLC/HNS Finance Corp. 9.500%,
  due 04/15/14 (a)                                        2,425,000   2,455,313
LVB Acquisition Merger Subordinated, Inc. 10.000%, due
  10/15/17 (144A) (d)                                     4,975,000   4,999,875
Sensus Metering Systems, Inc. 8.625%, due 12/15/13        4,000,000   3,900,000
Snoqualmie Entertainment Authority 9.125%, due
  02/01/15 (144A) (d)                                     4,250,000   4,207,500
Vanguard Health Holding Co. II 9.000%, due 10/01/14 (a)   6,000,000   5,850,000
                                                                    -----------
                                                                     33,272,063
                                                                    -----------
FOOD & DRUG RETAILING -- 1.1%
Dennys Holdings, Inc. 10.000%, due 10/01/12 (a)           5,000,000   5,187,500
Landry's Restaurants, Inc. 7.500%, due 12/15/14 (a)       6,700,000   6,700,000
Rite Aid Corp.
   8.125%, due 05/01/10 (a)                               5,000,000   5,037,500
   9.375%, due 12/15/15 (144A)(a)(d)                      5,000,000   4,675,000
                                                                    -----------
                                                                     21,600,000
                                                                    -----------
FOOD PRODUCTS -- 1.4%
Dole Food Co., Inc. 8.750%, due 07/15/13 (a)              8,500,000   8,330,000
Ingles Markets, Inc. 8.875%, due 12/01/11                 5,000,000   5,125,000
Land O' Lakes, Inc. 9.000%, due 12/15/10                  1,900,000   1,976,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12 (a) $ 6,825,000 $ 6,987,094
Supervalu, Inc. 7.500%, due 11/15/14                      6,000,000   6,135,000
                                                                    -----------
                                                                     28,553,094
                                                                    -----------
GAS UTILITIES -- 0.4%
SEMCO Energy, Inc. 7.125%, due 05/15/08                   8,000,000   8,061,520
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Advanced Medical Optics, Inc. 7.500%, due 05/01/17        5,000,000   4,625,000
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14       2,450,000   2,523,500
                                                                    -----------
                                                                      7,148,500
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
Alliance Imaging 7.250%, due 12/15/12 (a)                 2,975,000   2,863,438
Centene Corp. 7.250%, due 04/01/14                        4,425,000   4,358,625
Community Health Systems, Inc. 8.875%, due 07/15/15
  (144A) (a)(d)                                           6,000,000   6,195,000
DaVita, Inc. 7.250%, due 03/15/15 (a)                     7,500,000   7,556,250
HCA, Inc.
   9.125%, due 11/15/14 (144A)(d)                         5,725,000   6,054,187
   6.375%, due 01/15/15 (a)                              10,500,000   8,977,500
Select Medical Corp. 7.625%, due 02/01/15 (a)             1,000,000     900,000
Sun Healthcare Group 9.125%, due 04/15/15 (144A) (d)      7,225,000   7,405,625
Tenet Healthcare Corp.
   9.875%, due 07/01/14 (a)                               3,000,000   2,760,000
   9.250%, due 02/01/15 (a)                               2,500,000   2,218,750
United Surgical Partners International, Inc. 8.875%,
  due 05/01/17 (a)                                        5,000,000   5,075,000
UnitedHealth Group, Inc. 4.875%, due 04/01/13             3,000,000   2,924,514
                                                                    -----------
                                                                     57,288,889
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 3.9%
AMC Entertainment, Inc. 8.000%, due 03/01/14 (a)          8,000,000   7,660,000
Boyd Gaming Corp. 7.125%, due 02/01/16 (a)                4,500,000   4,376,250
Gaylord Entertainment Co.
   8.000%, due 11/15/13 (a)                               9,275,000   9,448,906
   6.750%, due 11/15/14 (a)                               3,400,000   3,281,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15
  (144A) (d)                                              5,000,000   5,025,000
Isle of Capri Casinos, Inc. 7.000%, due 03/01/14 (a)      9,000,000   8,100,000
Las Vegas Sands Corp. 6.375%, due 02/15/15 (a)            6,000,000   5,835,000
Mandalay Resort Group 9.375%, due 02/15/10 (a)            2,000,000   2,105,000
MGM Mirage, Inc. 6.750%, due 09/01/12                     5,500,000   5,438,125
River Rock Entertainment Authority 9.750%, due 11/01/11   4,850,000   5,031,875
Scientific Games Corp. 6.250%, due 12/15/12 (a)           2,500,000   2,421,875
Seneca Gaming Corp. 7.250%, due 05/01/12                  3,500,000   3,543,750
Station Casinos, Inc. 6.500%, due 02/01/14 (a)            4,500,000   3,982,500
Turning Stone Casino Resort Enterprise 9.125%, due
  12/15/10 -- 09/15/14 (d)                                7,350,000   7,569,000
Warner Music Group 7.375%, due 04/15/14                   6,525,000   5,709,375
                                                                    -----------
                                                                     79,527,656
                                                                    -----------

HOUSEHOLD DURABLES -- 0.4%
Beazer Homes USA, Inc. 6.500%, due 11/15/13 (a)           5,000,000   3,725,000
K Hovnanian Enterprises, Inc. 8.625%, due 01/15/17          900,000     747,000
Standard Pacific Corp. 7.000%, due 08/15/15 (a)           3,550,000   2,538,250
William Lyon Homes, Inc. 10.750%, due 04/01/13 (a)        1,500,000   1,117,500
                                                                    -----------
                                                                      8,127,750
                                                                    -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.1%
Mirant North America LLC 7.375%, due 12/31/13 (a)         6,000,000   6,120,000
NRG Energy, Inc.
   7.250%, due 02/01/14 (a)                               5,000,000   5,025,000
   7.375%, due 01/15/17 (a)                               4,750,000   4,761,875

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
Reliant Energy, Inc.
   6.750%, due 12/15/14                                $ 3,625,000 $  3,679,375
   7.875%, due 06/15/17 (a)                              3,500,000    3,570,000
                                                                   ------------
                                                                     23,156,250
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 1.7%
Actuant Corp. 6.875%, due 06/15/17 (144A) (a)(d)         2,500,000    2,475,000
AK Steel Corp. 7.750%, due 06/15/12 (a)                  4,000,000    4,070,000
Allegheny Ludlum Corp. 6.950%, due 12/15/25              4,000,000    3,860,000
Baldor Electric Co. 8.625%, due 02/15/17 (a)             8,925,000    9,371,250
Park -- Ohio Industries, Inc. 8.375%, due 11/15/14 (a)   4,250,000    4,122,500
RBS Global, Inc./Rexnord Corp.
   9.500%, due 08/01/14                                  9,100,000    9,464,000
   11.750%, due 08/01/16 (a)                               300,000      321,000
   8.875%, due 09/01/16 (a)                                100,000      101,000
                                                                   ------------
                                                                     33,784,750
                                                                   ------------
INSURANCE -- 0.3%
HUB International Holdings, Inc. 9.000%, due 12/15/14
  (144A) (d)                                             3,200,000    3,088,000
USI Holdings Corp. 9.433%, due 11/15/14 (144A) (d)(e)    3,500,000    3,342,500
                                                                   ------------
                                                                      6,430,500
                                                                   ------------
INTERNET & CATALOG RETAIL -- 0.2%
Brookstone Co., Inc. 12.000%, due 10/15/12 (a)           3,950,000    3,930,250
                                                                   ------------
INVESTMENT COMPANIES -- 0.1%
Algoma Acquisition Corp. 9.875%, due 06/15/15
  (144A) (d)                                             3,300,000    2,953,500
                                                                   ------------
MACHINERY -- 0.2%
Gardner Denver, Inc. 8.000%, due 05/01/13                4,100,000    4,130,750
                                                                   ------------
MEDIA -- 6.1%
Affinion Group, Inc. 11.500%, due 10/15/15               5,300,000    5,591,500
Allbritton Communications Co. 7.750%, due 12/15/12       8,500,000    8,627,500
Barrington Broadcasting Group LLC and Barrington
  Broadcasting Capital Corp. 10.500%, due 08/15/14         400,000      414,000
CCH I Holdings LLC 11.750%, due 05/15/14 (a)             7,800,000    7,254,000
CCH I LLC/CCH I Capital Corp.
   10.250%, due 09/15/10 (a)                             2,540,000    2,609,850
   11.000%, due 10/01/15                                12,600,000   12,820,500
Dex Media West, Series B 9.875%, due 08/15/13 (a)        3,418,000    3,652,987
DirecTV Holdings LLC/DirecTV Financing Co.
   8.375%, due 03/15/13                                  2,500,000    2,609,375
   6.375%, due 06/15/15 (a)                              8,000,000    7,630,000
EchoStar DBS Corp.
   6.375%, due 10/01/11 (a)                              6,000,000    6,045,000
   7.125%, due 02/01/16                                  6,750,000    6,969,375
Idearc, Inc. 8.000%, due 11/15/16 (a)                   13,750,000   13,784,375
Interpublic Group of Cos., Inc. 6.250%, due 11/15/14     4,000,000    3,600,000
Lin Television Corp. 6.500%, due 05/15/13 (a)            7,000,000    6,842,500
Mediacom Broadband LLC 8.500%, due 10/15/15 (a)          3,275,000    3,299,563
Mediacom LLC 9.500%, due 01/15/13 (a)                    6,760,000    6,878,300
Paxson Communications Corp. 11.610%, due 01/15/13
  (144A) (d)(e)                                          2,000,000    2,045,000
Radio One, Inc. 6.375%, due 02/15/13 (a)                 2,000,000    1,780,000
R.H. Donnelley Corp.
   8.875%, due 01/15/16                                  7,800,000    7,985,250
   8.875%, due 10/15/17 (144A)(d)                        1,900,000    1,933,250
Sinclair Broadcast Group, Inc. 8.000%, due 03/15/12
  (a)                                                      932,000      957,630
Univision Communications 9.750%, due 03/15/15
  (144A) (a)(d)                                         10,775,000   10,559,500
                                                                   ------------
                                                                    123,889,455
                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
METALS & MINING -- 1.7%
Century Aluminum Co. 7.500%, due 08/15/14              $ 3,500,000 $  3,552,500
Freeport McMoRan Copper & Gold, Inc.
   8.250%, due 04/01/15 (a)                              3,500,000    3,788,750
   8.375%, due 04/01/17 (a)                              9,300,000   10,183,500
Mueller Water Products, Inc. 7.375%, due 06/01/17        6,500,000    6,077,500
Noranda Aluminum Acquisition Corp. 9.360%, due
  05/15/15 (144A) (d)(e)                                 6,500,000    6,110,000
Novelis, Inc. 7.250%, due 02/15/15                       4,275,000    4,146,750
                                                                   ------------
                                                                     33,859,000
                                                                   ------------
OIL & GAS -- 6.2%
Chesapeake Energy Corp.
   7.625%, due 07/15/13 (a)                              1,000,000    1,050,000
   6.250%, due 01/15/18                                 10,000,000    9,700,000
Cimarex Energy Co. 7.125%, due 05/01/17                  7,425,000    7,406,437
Dynegy Holdings, Inc.
   6.875%, due 04/01/11 (a)                              2,375,000    2,345,313
   8.375%, due 05/01/16 (a)                              7,000,000    7,070,000
   7.750%, due 06/01/19 (144A)(d)                        3,925,000    3,772,906
El Paso Corp. 7.000%, due 06/15/17 (a)                   7,000,000    7,122,500
Forest Oil Corp.
   8.000%, due 06/15/08                                  1,500,000    1,522,500
   7.250%, due 06/15/19 (144A)(a)(d)                     7,500,000    7,537,500
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14
  (a)                                                    5,000,000    4,925,000
KCS Energy, Inc. 7.125%, due 04/01/12                    5,000,000    4,875,000
Kerr-McGee Corp. 6.950%, due 07/01/24                    6,850,000    7,114,554
MarkWest Energy Partners LP/MarkWest Energy Finance
  Corp.
   6.875%, due 11/01/14 (a)                              5,000,000    4,650,000
   8.500%, due 07/15/16                                    825,000      816,750
Pacific Energy Partners LP/Pacific Energy Finance
  Corp. 6.250%, due 09/15/15                             1,000,000      964,969
Peabody Energy Corp.
   5.875%, due 04/15/16 (a)                              4,500,000    4,432,500
   7.375%, due 11/01/16 (a)                              3,500,000    3,710,000
Pioneer Natural Resources Co., Series A 7.200%, due
  01/15/28 (a)                                           1,510,000    1,357,232
Pogo Producing Co. 6.625%, due 03/15/15                  9,000,000    9,067,500
Pride International, Inc. 7.375%, due 07/15/14           4,500,000    4,635,000
Quicksilver Resources, Inc. 7.125%, due 04/01/16         2,400,000    2,376,000
Range Resources Corp. 7.375%, due 07/15/13 (a)           2,575,000    2,626,500
Tesoro Corp. 6.250%, due 11/01/12                        5,750,000    5,793,125
VeraSun Energy Corp. 9.375%, due 06/01/17 (144A) (d)     5,500,000    4,757,500
Williams Companies, Inc. 7.875%, due 09/01/21            6,950,000    7,592,875
Williams Partners LP/Williams Partners Finance Corp.
  7.250%, due 02/01/17 (a)                              10,000,000   10,250,000
                                                                   ------------
                                                                    127,471,661
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.3%
Abitibi-Consolidated, Inc. 8.550%, due 08/01/10          8,352,000    6,932,160
Bowater, Inc.
   9.500%, due 10/15/12 (a)                              4,000,000    3,350,000
   6.500%, due 06/15/13 (a)                              5,000,000    3,675,000
Buckeye Technologies, Inc. 8.000%, due 10/15/10 (a)      4,854,000    4,975,350
Catalyst Paper Corp. 7.375%, due 03/01/14 (a)            5,225,000    3,918,750
Domtar, Inc. 7.875%, due 10/15/11                          525,000      542,063
Rock-Tenn Co. 8.200%, due 08/15/11                       2,575,000    2,674,781
Tembec Industries, Inc. (Yankee) 8.625%, due 06/30/09
  (a)                                                    2,850,000    1,286,062
                                                                   ------------
                                                                     27,354,166
                                                                   ------------
PERSONAL PRODUCTS -- 0.4%
Elizabeth Arden, Inc. 7.750%, due 01/15/14               9,300,000    9,207,000
                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
PHARMACEUTICALS -- 0.3%
Warner Chilcott Corp. 8.750%, due 02/01/15 (a)          $ 5,671,000 $ 5,897,840
                                                                    -----------
REAL ESTATE -- 0.6%
Felcor Lodging LP (REIT) 8.500%, due 06/01/11 (a)         2,260,000   2,395,600
Host Marriott LP (REIT)
   7.000%, due 08/15/12 (a)                               7,000,000   7,087,500
   6.375%, due 03/15/15 (a)                               3,000,000   2,947,500
                                                                    -----------
                                                                     12,430,600
                                                                    -----------
RETAIL - SPECIALTY -- 0.7%
Ferrellgas LP 6.750%, due 05/01/14 (a)                    5,500,000   5,390,000
Ferrellgas Partners LLP 8.750%, due 06/15/12 (a)          4,000,000   4,120,000
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16       5,500,000   5,706,250
                                                                    -----------
                                                                     15,216,250
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.8%
Advanced Micro Devices, Inc. 7.750%, due 11/01/12 (a)     5,000,000   4,612,500
Freescale Semiconductor, Inc.
   8.875%, due 12/15/14 (a)                              10,700,000  10,379,000
   10.125%, due 12/15/16 (a)                              2,500,000   2,337,500
                                                                    -----------
                                                                     17,329,000
                                                                    -----------
SOFTWARE -- 0.6%
Open Solutions, Inc. 9.750%, due 02/01/15 (144A) (d)      3,500,000   3,386,250
PGS Solutions, Inc. 9.625%, due 02/15/15 (144A) (d)       5,000,000   4,687,500
Serena Software, Inc. 10.375%, due 03/15/16 (a)           3,500,000   3,622,500
                                                                    -----------
                                                                     11,696,250
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.8%
Cincinnati Bell, Inc.
   8.375%, due 01/15/14 (a)                              16,500,000  16,541,250
   7.000%, due 02/15/15                                     800,000     776,000
Intelsat Bermuda, Ltd. 9.250%, due 06/15/16 (a)           2,650,000   2,762,625
Intelsat, Ltd. 6.500%, due 11/01/13 (a)                   1,250,000     956,250
Intelsat Subsidiary Holding Co., Ltd. 8.250%, due
  01/15/13                                                7,000,000   7,140,000
MasTec, Inc. 7.625%, due 02/01/17                         2,550,000   2,492,625
Nordic Telephone Holdings Co. 8.875%, due 05/01/16
  (144A) (d)                                              7,625,000   8,082,500
Qwest Capital Funding, Inc. 7.900%, due 08/15/10 (a)     13,100,000  13,460,250
Qwest Communications International, Inc. 7.250%, due
  02/15/11                                                8,500,000   8,638,125
Qwest Corp. 7.625%, due 06/15/15                          2,000,000   2,105,000
Syniverse Technologies, Inc. 7.750%, due 08/15/13         6,850,000   6,576,000
Valor Telecommunications Enterprises Finance Corp.
  7.750%, due 02/15/15                                    1,000,000   1,049,218
Windstream Corp. 7.000%, due 03/15/19 (a)                 6,500,000   6,370,000
                                                                    -----------
                                                                     76,949,843
                                                                    -----------
TELECOMMUNICATION SERVICES - WIRELESS -- 1.5%
Centennial Communications Corp. 10.000%, due 01/01/13
  (a)                                                     8,000,000   8,500,000
Dobson Communications Corp. 8.875%, due 10/01/13 (a)     10,250,000  10,967,500
iPCS, Inc. 8.606%, due 05/01/14 (144A) (d)(e)             3,000,000   2,955,000
Nextel Communications, Inc. 7.375%, due 08/01/15 (a)      7,000,000   7,120,008
Rogers Wireless Communications, Inc. 7.250%, due
  12/15/12                                                1,325,000   1,404,426
                                                                    -----------
                                                                     30,946,934
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (d)             5,600,000   5,908,000
Levi Strauss & Co. 8.875%, due 04/01/16 (a)               3,500,000   3,622,500
Quiksilver, Inc. 6.875%, due 04/15/15 (a)                 5,750,000   5,534,375
                                                                    -----------
                                                                     15,064,875
                                                                    -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                ------------ --------------
TRANSPORTATION -- 0.8%
Bristow Group, Inc.
   6.125%, due 06/15/13                             $  8,000,000 $    7,800,000
   7.500%, due 09/15/17 (144A)(d)                      3,000,000      3,075,000
CHC Helicopter Corp. 7.375%, due 05/01/14              6,000,000      5,730,000
                                                                 --------------
                                                                     16,605,000
                                                                 --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.4%
Federal Home Loan Mortgage Corp. 5.750%, due
  04/15/08 -- 03/15/09 (a)                            21,500,000     21,738,107
Federal National Mortgage Assoc.
   6.000%, due 03/01/33-06/01/37                     145,542,719    145,929,175
   6.500%, due 05/01/35-07/01/37                      68,150,580     69,437,285
   6.500%, due TBA (f)                                10,000,000     10,182,810
U.S. Treasury Note
   5.750%, due 08/15/10 (a)                           15,000,000     15,699,615
   5.000%, due 02/15/11 (a)                           15,000,000     15,455,865
   4.625%, due 07/31/12 (a)                           15,000,000     15,261,330
                                                                 --------------
                                                                    293,704,187
                                                                 --------------
Total Domestic Bonds & Debt Securities
    (Cost $1,581,972,118)                                         1,569,239,233
                                                                 --------------
CONVERTIBLE BONDS -- 13.7%
AEROSPACE & DEFENSE -- 1.1%
AAR Corp. 1.750%, due 02/01/26                           900,000      1,080,000
DRS Technologies, Inc. 2.000%, due 02/01/26
  (144A) (d)                                           2,500,000      2,700,000
EDO Corp. 4.000%, due 11/15/25 (a)                     2,500,000      4,190,625
L-3 Communications Corp. 3.000%, due 08/01/35 (a)      4,000,000      4,650,000
Lockheed Martin Corp. 5.308%, due 08/15/33 (a)(e)      7,000,000     10,679,200
                                                                 --------------
                                                                     23,299,825
                                                                 --------------
AIRLINES -- 0.0%
Frontier Airlines, Inc. 5.000%, due 12/15/25           1,000,000        893,750
                                                                 --------------
BANKS -- 0.1%
BNP Paribas 6.700%, due 12/14/07 (144A) (d)            2,000,000      2,285,600
                                                                 --------------
BEVERAGES -- 0.3%
Molson Coors Brewing Co. 2.500%, due 07/30/13          5,000,000      5,587,500
                                                                 --------------
BIOTECHNOLOGY -- 1.5%
Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12       500,000      1,068,750
Amgen, Inc. 0.125%, due 02/01/11 (a)                   5,300,000      4,948,875
Decode Genetics, Inc. 3.500%, due 04/15/11             1,666,000      1,132,880
Genzyme Corp. 1.250%, due 12/01/23 (a)                 7,150,000      7,596,875
InterMune, Inc. 0.250%, due 03/01/11                   1,000,000      1,130,000
Invitrogen Corp. 3.250%, due 06/15/25 (a)              6,500,000      7,020,000
Millipore Corp. 3.750%, due 06/01/26 (a)               6,000,000      6,517,500
Nektar Therapeutics 3.250%, due 09/28/12                 900,000        776,250
                                                                 --------------
                                                                     30,191,130
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
Archer-Daniels-Midland Co.
   0.875%, due 02/15/14 (144A)(d)                      5,000,000      4,806,250
   0.875%, due 02/15/14                                1,000,000        961,250
Charles River Associates, Inc. 2.875%, due 06/15/34    4,500,000      6,210,000
Euronet Worldwide, Inc. 3.500%, due 10/15/25           1,100,000      1,115,125
FTI Consulting, Inc. 3.750%, due 07/15/12 (a)          7,200,000     12,717,000
                                                                 --------------
                                                                     25,809,625
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
COMPUTERS & PERIPHERALS -- 0.4%
Electronic Data Systems Corp. 3.875%, due 07/15/23 (a)  $ 7,200,000 $ 7,254,000
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.3%
Fluor Corp. 1.500%, due 02/15/24 (a)                      2,500,000   6,446,875
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Flir Systems, Inc. 3.000%, due 06/01/23                   4,000,000  10,090,000
Itron, Inc. 2.500%, due 08/01/26 (a)                      1,000,000   1,555,000
                                                                    -----------
                                                                     11,645,000
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 0.7%
Hanover Compressor Co. 4.750%, due 01/15/14               3,500,000   6,496,875
Schlumberger, Ltd. 1.500%, due 06/01/23 (a)               3,000,000   8,711,250
                                                                    -----------
                                                                     15,208,125
                                                                    -----------
FINANCIAL SERVICES -- 0.4%
Countrywide Financial Corp. 1.860%, due 04/15/37
  (144A) (d)(e)                                           1,500,000   1,376,400
Lehman Brothers Holdings, Inc. 0.450%, due 12/27/13       3,000,000   2,990,400
Morgan Stanley 2.000%, due 06/28/12 (144A) (d)            3,700,000   4,324,930
                                                                    -----------
                                                                      8,691,730
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Medtronic, Inc. 1.500%, due 04/15/11                      2,000,000   2,222,500
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Five Star Quality Care, Inc. 3.750%, due 10/15/26         1,000,000     897,500
PacifiCare Health Systems, Inc. 3.000%, due 10/15/32        700,000   2,484,125
                                                                    -----------
                                                                      3,381,625
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 0.8%
3M Co. 2.400%, due 11/21/32                               1,200,000   1,116,000
Actuant Corp. 2.000%, due 11/15/23                        1,400,000   2,338,000
Danaher Corp. 0.706%, due 01/22/21 (g)                    2,500,000   3,021,875
Roper Industries, Inc. 1.481%/0.000%, due 01/15/34
  (a)(h)                                                 12,500,000  10,343,750
                                                                    -----------
                                                                     16,819,625
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.8%
Equinix, Inc. 2.500%, due 04/15/12 (a)                    5,000,000   5,112,500
Symantec Corp. 0.750%, due 06/15/11                       5,000,000   5,725,000
Trizetto Group 1.125%, due 04/15/12 (a)                   5,000,000   4,856,250
                                                                    -----------
                                                                     15,693,750
                                                                    -----------
MEDIA -- 1.1%
Liberty Media Corp.
   4.000%, due 11/15/29                                   1,700,000   1,105,000
   3.250%, due 03/15/31                                   8,250,000   6,651,562
Omnicom Group, Inc. 0.000%, due 07/01/38 (a)(g)           3,640,000   3,922,100
Sinclair Broadcast Group, Inc.
   6.000%, due 09/15/12                                   5,000,000   4,675,000
   4.875%/2.000%, due 07/15/18 (a)(h)                     3,000,000   2,846,250
Walt Disney Co. 2.125%, due 04/15/23 (a)                  3,500,000   4,283,125
                                                                    -----------
                                                                     23,483,037
                                                                    -----------
METALS & MINING -- 0.5%
Placer Dome, Inc. 2.750%, due 10/15/23                    5,550,000   9,663,938
                                                                    -----------
OIL & GAS -- 0.8%
Devon Energy Corp. 4.900%, due 08/15/08 (a)               5,200,000   9,106,500
Pride International, Inc. 3.250%, due 05/01/33 (a)        1,600,000   2,338,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                         SHARES /
SECURITY DESCRIPTION                                    PAR AMOUNT    VALUE
--------------------                                    ---------- ------------
Quicksilver Resources, Inc. 1.875%, due 11/01/24 (a)    $3,000,000 $  4,980,000
                                                                   ------------
                                                                     16,424,500
                                                                   ------------
PHARMACEUTICALS -- 1.5%
Alza Corp. 0.569%, due 07/28/20 (a)(g)                   8,000,000    7,260,000
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13 (a)     500,000      816,875
CV Therapeutics, Inc.
   2.750%, due 05/16/12                                    700,000      588,000
   3.250%, due 08/16/13 (a)                              4,250,000    3,458,437
Gilead Sciences, Inc. 0.625%, due 05/01/13               4,000,000    4,810,000
MGI Pharma, Inc. 1.682%/0.000%, due 03/02/24 (h)         2,500,000    1,878,125
Teva Pharmaceutical Industries, Ltd. 0.250%, due
  02/01/24                                               2,500,000    3,253,125
Wyeth 4.886%, due 01/15/24 (a)(e)                        8,000,000    8,470,160
                                                                   ------------
                                                                     30,534,722
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.5%
Cypress Semiconductor Corp. 1.000%, due 09/15/09 (a)     1,700,000    2,235,500
Intel Corp. 2.950%, due 12/15/35                         5,000,000    5,200,000
LSI Logic Corp. 4.000%, due 05/15/10 (a)                 2,500,000    2,484,375
                                                                   ------------
                                                                      9,919,875
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.4%
ADC Telecommunications, Inc. 5.784%, due 06/15/13 (e)    2,400,000    2,334,000
Comverse Technology, Inc. 0.000%, due 05/15/23 (g)       1,500,000    1,749,375
Qwest Communications International, Inc. 3.500%, due
  11/15/25 (a)                                           3,100,000    5,146,000
                                                                   ------------
                                                                      9,229,375
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.3%
Nextel Communications, Inc. 5.250%, due 01/15/10 (a)     2,500,000    2,506,250
NII Holdings, Inc. 2.750%, due 08/15/25                  1,600,000    2,794,000
                                                                   ------------
                                                                      5,300,250
                                                                   ------------
Total Convertible Bonds
    (Cost $232,318,267)                                             279,986,357
                                                                   ------------
COMMON STOCKS -- 0.9%
BANKS -- 0.4%
Marshall & Ilsley Corp. (a)                                173,009    7,572,604
                                                                   ------------
MEDIA -- 0.1%
Charter Communications, Inc. *(a)                          166,500      429,570
Time Warner Cable, Inc. -- Class A *(a)                     28,787      944,214
                                                                   ------------
                                                                      1,373,784
                                                                   ------------
OIL & GAS -- 0.0%
Rowan Cos., Inc. (a)                                        14,200      519,436
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.0%
Indah Kiat Pulp and Paper Corp. *                        1,867,500      191,569
                                                                   ------------
PHARMACEUTICALS -- 0.3%
BioMarin Pharmaceutical, Inc. *(a)                          92,764    2,309,824
Schering-Plough Corp.                                      149,999    4,744,468
                                                                   ------------
                                                                      7,054,292
                                                                   ------------
REAL ESTATE -- 0.1%
Simon Property Group, Inc.                                  15,200    1,222,536
                                                                   ------------
Total Common Stocks
    (Cost $15,068,481)                                               17,934,221
                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                      SHARES / PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
--------------------                                  ------------ ------------
PREFERRED STOCKS -- 1.0%
ELECTRIC UTILITIES -- 0.0%
CMS Energy Corp 4.500%                                       5,000 $    439,375
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 0.4%
Lehman Brothers Holdings, Inc.
   6.250%, due 10/15/07 (a)                                140,000    3,717,000
   9.350%, due 08/08/08                                    125,000    3,135,000
                                                                   ------------
                                                                      6,852,000
                                                                   ------------
INSURANCE -- 0.0%
Fortis Insurance N.V. 7.750%, due 01/26/08 (144A) (d)          150      200,670
                                                                   ------------
OIL & GAS -- 0.6%
Chesapeake Energy Corp. 4.500% (a)                          45,000    4,500,000
El Paso Corp. 4.990%                                         5,500    7,776,313
                                                                   ------------
                                                                     12,276,313
                                                                   ------------
Total Preferred Stocks
    (Cost $18,687,018)                                               19,768,358
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS -- 2.4%
ELECTRIC UTILITIES -- 0.4%
PNM Resources, Inc. 6.750%, due 05/16/08 (a)               200,000    8,890,000
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 0.7%
Morgan Stanley 7.250%, due 05/23/08 (144A) (d)              42,000    2,871,960
Vale Capital, Ltd. 5.500%, due 06/15/10                    160,725   10,768,575
                                                                   ------------
                                                                     13,640,535
                                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
NRG Energy, Inc.
   5.750%, due 03/16/09                                     25,000    9,246,875
   4.000%, due 12/31/49                                        900    1,955,475
                                                                   ------------
                                                                     11,202,350
                                                                   ------------
METALS & MINING -- 0.2%
Freeport McMoRan Copper & Gold, Inc. 6.750%, due
  05/01/10 (a)                                              30,000    4,650,000
                                                                   ------------
OIL & GAS -- 0.5%
Williams Holdings Of Delaware 5.500%, due 06/01/33          65,000   10,391,875
                                                                   ------------
Total Convertible Preferred Stocks
    (Cost $36,349,998)                                               48,774,760
                                                                   ------------
ESCROWED SHARES -- 0.0%
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Premier Entertainment Biloxi LLC 10.750%, due
  02/01/12
    (Cost -- $0)                                         3,100,000            0
                                                                   ------------
SHORT-TERM INVESTMENTS -- 29.4%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.000% to be repurchased at
  $80,549,132 on 10/01/07 collateralized by
  $82,225,000 FHLB at 4.375% due 09/17/10 with a
  value of $82,142,199.                               $ 80,529,000   80,529,000
State Street Navigator Securities Lending Prime
  Portfolio (c)                                        521,100,419  521,100,419
                                                                   ------------
Total Short-Term Investments
    (Cost $601,629,419)                                             601,629,419
                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                                     VALUE
                                                                --------------
TOTAL INVESTMENTS -- 124.1%
    (Cost $2,486,025,301#)                                       2,537,332,348
                                                                --------------
Other Assets and Liabilities (net) -- (24.1)%                     (492,218,691)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $2,045,113,657
                                                                ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $94,362,804 and $43,055,757 respectively, resulting in a net unrealized appreciation of $51,307,047.
(a)  All or a portion of security is on loan.
(b) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c) Represents investment of collateral received from securities lending transactions.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $204,388,246 of net assets.
(e) Variable or floating rate security. The stated rate represents the rate at September 30, 2007.
(f)  This security is traded on a "to-be-announced" basis.
(g)  Zero coupon bond -- Interest rate represents current yield to maturity.
(h) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST LORD ABBETT BOND DEBENTURE PORTFOLIO

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at September 30, 2007, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                     PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                              PORTFOLIO
---------------------------------------                              ----------
AAA                                                                     11.80%
AA                                                                       0.33
A                                                                        3.56
BBB                                                                      3.18
BB                                                                      15.01
B                                                                       30.47
Below B                                                                  7.65
Equities/Other                                                          28.00
                                                                       ------
Total:                                                                 100.00%
                                                                       ======

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                    ---------- ------------
COMMON STOCKS -- 98.0%
AEROSPACE & DEFENSE -- 1.1%
Boeing Co. (The)                                           212,200 $ 22,278,878
Northrop Grumman Corp.                                       6,934      540,852
Rockwell Collins, Inc.                                     309,377   22,596,896
                                                                   ------------
                                                                     45,416,626
                                                                   ------------
AIRLINES -- 1.0%
Delta Air Lines, Inc. *(a)                               2,322,900   41,696,055
                                                                   ------------
AUTOMOBILES -- 0.5%
General Motors Corp. (a)                                   614,300   22,544,810
                                                                   ------------
BANKS -- 8.0%
Bank of America Corp.                                      470,319   23,642,936
Bank of New York Mellon Corp. (The)                      4,085,633  180,339,841
Fifth Third Bancorp                                        867,400   29,387,512
Marshall & Ilsley Corp.                                    380,520   16,655,360
PNC Financial Services Group, Inc. (a)                     388,800   26,477,280
SunTrust Banks, Inc.                                       235,930   17,852,823
Wells Fargo & Co.                                        1,458,000   51,933,960
                                                                   ------------
                                                                    346,289,712
                                                                   ------------
BEVERAGES -- 4.4%
Anheuser-Busch Cos., Inc.                                  303,759   15,184,912
Coca-Cola Co.                                            1,575,928   90,568,582
Coca-Cola Enterprises, Inc. (a)                          3,528,452   85,459,108
                                                                   ------------
                                                                    191,212,602
                                                                   ------------
BIOTECHNOLOGY -- 0.4%
Amgen, Inc. *                                              305,100   17,259,507
                                                                   ------------
CHEMICALS -- 1.9%
Monsanto Co.                                               612,170   52,487,456
Praxair, Inc.                                              365,974   30,653,982
                                                                   ------------
                                                                     83,141,438
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
Hertz Global Holdings, Inc. *(a)                         2,429,011   55,187,130
Waste Management, Inc.                                     426,516   16,096,714
                                                                   ------------
                                                                     71,283,844
                                                                   ------------
COMPUTERS & PERIPHERALS -- 5.2%
Hewlett-Packard Co.                                      1,550,300   77,189,437
International Business Machines Corp. (a)                  333,620   39,300,436
Sun Microsystems, Inc. *                                19,138,131  107,364,915
                                                                   ------------
                                                                    223,854,788
                                                                   ------------
CONSUMER FINANCE -- 0.0%
Discover Financial Services *                                6,050      125,840
                                                                   ------------
ELECTRIC UTILITIES -- 3.4%
FPL Group, Inc.                                            498,490   30,348,071
PG&E Corp. (a)                                             913,301   43,655,788
PPL Corp. (a)                                              865,774   40,085,336
Progress Energy, Inc.                                      699,747   32,783,147
                                                                   ------------
                                                                    146,872,342
                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 1.6%
Emerson Electric Co.                                     1,293,066   68,816,973
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 1.4%
Schlumberger, Ltd.                                         398,379   41,829,795

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
Smith International, Inc.                                  256,400 $ 18,306,960
                                                                   ------------
                                                                     60,136,755
                                                                   ------------
FINANCIAL - DIVERSIFIED -- 8.1%
Charles Schwab Corp. (The)                                 808,600   17,465,760
Citigroup, Inc.                                          3,242,289  151,317,628
JPMorgan Chase & Co.                                     1,777,351   81,438,223
Merrill Lynch & Co., Inc.                                  389,700   27,777,816
Morgan Stanley                                           1,130,495   71,221,185
                                                                   ------------
                                                                    349,220,612
                                                                   ------------
FINANCIAL SERVICES -- 2.4%
Fannie Mae                                               1,678,326  102,059,004
Freddie Mac                                                 15,600      920,556
                                                                   ------------
                                                                    102,979,560
                                                                   ------------
FOOD & DRUG RETAILING -- 1.4%
CVS Caremark Corp.                                       1,562,326   61,914,980
                                                                   ------------
FOOD PRODUCTS -- 5.1%
Kraft Foods, Inc. - Class A                              2,937,861  101,385,583
Kroger Co. (The)                                         1,251,475   35,692,067
SUPERVALU, Inc.                                          1,561,208   60,902,724
Wm. Wrigley Jr. Co.                                        326,800   20,990,364
                                                                   ------------
                                                                    218,970,738
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0%
Johnson & Johnson                                            5,500      361,350
                                                                   ------------
INDUSTRIAL - DIVERSIFIED -- 4.1%
General Electric Co.                                     4,303,615  178,169,661
                                                                   ------------
INSURANCE -- 2.9%
ACE, Ltd.                                                   13,900      841,923
Allstate Corp. (The)                                        15,100      863,569
American International Group, Inc.                         648,682   43,883,337
Aon Corp.                                                1,323,600   59,310,516
Prudential Financial, Inc.                                 227,900   22,238,482
                                                                   ------------
                                                                    127,137,827
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 2.4%
IAC/InterActiveCorp. *(a)                                3,457,296  102,577,972
                                                                   ------------
MACHINERY -- 1.4%
Caterpillar, Inc.                                          448,630   35,186,051
Deere & Co.                                                  5,800      860,836
Eaton Corp.                                                227,133   22,495,252
                                                                   ------------
                                                                     58,542,139
                                                                   ------------
MEDIA -- 1.4%
Idearc, Inc. (a)                                               667       20,990
News Corp. - Class B (a)                                 1,176,943   27,528,697
Time Warner, Inc.                                        1,755,916   32,238,618
                                                                   ------------
                                                                     59,788,305
                                                                   ------------
METALS & MINING -- 4.9%
Alcoa, Inc.                                                256,600   10,038,192
Barrick Gold Corp.                                       2,202,542   88,718,392
BHP Billiton, Ltd. (ADR) (a)                               406,100   31,919,460
Freeport-McMoRan Copper & Gold, Inc. - Class B (a)         685,716   71,924,751
United States Steel Corp.                                   80,500    8,528,170
                                                                   ------------
                                                                    211,128,965
                                                                   ------------
OIL & GAS -- 6.6%
Devon Energy Corp.                                         276,900   23,038,080
Exxon Mobil Corp.                                        2,189,900  202,697,144

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES       VALUE
--------------------                                   --------- --------------
Occidental Petroleum Corp.                               378,000 $   24,222,240
Spectra Energy Corp.                                     912,446     22,336,678
XTO Energy, Inc.                                         189,500     11,718,680
                                                                 --------------
                                                                    284,012,822
                                                                 --------------
PERSONAL PRODUCTS -- 4.2%
Colgate-Palmolive Co.                                    258,200     18,414,824
Procter & Gamble Co. (The)                             2,290,947    161,145,212
                                                                 --------------
                                                                    179,560,036
                                                                 --------------
PHARMACEUTICALS -- 7.0%
Abbott Laboratories                                    1,644,100     88,156,642
Bristol-Myers Squibb Co.                               1,431,856     41,266,090
Eli Lilly & Co.                                          691,900     39,389,867
Pfizer, Inc.                                              24,200        591,206
Schering-Plough Corp.                                    385,100     12,180,713
Teva Pharmaceutical Industries, Ltd. (ADR)             1,827,096     81,250,959
Wyeth                                                    851,191     37,920,559
                                                                 --------------
                                                                    300,756,036
                                                                 --------------
RETAIL - MULTILINE -- 0.8%
Kohl's Corp. *                                            72,400      4,150,692
Wal-Mart Stores, Inc.                                    658,300     28,734,795
                                                                 --------------
                                                                     32,885,487
                                                                 --------------
RETAIL - SPECIALTY -- 0.7%
J. Crew Group, Inc. *(a)                                 694,930     28,839,595
                                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.6%
Altera Corp. (a)                                       1,463,500     35,241,080
Micron Technology, Inc. *                                366,100      4,063,710
NVIDIA Corp. *                                           534,300     19,363,032
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)     2,362,648     23,909,998
Texas Instruments, Inc.                                  842,079     30,811,671
                                                                 --------------
                                                                    113,389,491
                                                                 --------------
SOFTWARE -- 4.1%
Adobe Systems, Inc. *                                    805,100     35,150,666
Microsoft Corp.                                        2,092,700     61,650,942
Oracle Corp. *                                         2,928,725     63,406,896
Paychex, Inc.                                            454,100     18,618,100
                                                                 --------------
                                                                    178,826,604
                                                                 --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 6.5%
AT&T, Inc.                                             3,354,355    141,922,760
Cisco Systems, Inc. *                                  1,781,300     58,978,843
Corning, Inc.                                          1,251,200     30,842,080
Embarq Corp. (a)                                             575         31,970
Juniper Networks, Inc. *                                 898,500     32,894,085
Sprint Nextel Corp.                                       11,500        218,500
Verizon Communications, Inc.                             366,090     16,210,465
                                                                 --------------
                                                                    281,098,703
                                                                 --------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.7%
Motorola, Inc.                                            14,600        270,538
QUALCOMM, Inc.                                           726,900     30,718,794
                                                                 --------------
                                                                     30,989,332
                                                                 --------------
TRANSPORTATION -- 0.2%
United Parcel Service, Inc. - Class B                    132,200      9,928,220
                                                                 --------------
Total Common Stocks (Cost $3,659,154,146)                         4,229,729,727
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                    SHARES /
SECURITY DESCRIPTION                               PAR AMOUNT       VALUE
--------------------                               ----------- ---------------
ESCROWED SHARES -- 0.0%
COMPUTERS & PERIPHERALS -- 0.0%
ESC Seagate Technology (b) (Cost -- $0)                 10,300 $            10
                                                               ---------------
SHORT-TERM INVESTMENTS -- 4.1%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 09/28/07 at 3.000% to be
  repurchased at $84,614,148 on 10/01/07
  collateralized by $87,000,000 FHLB at 4.125%
  due 04/18/08 with a value of $88,200,774.        $84,593,000      84,593,000
State Street Navigator Securities Lending Prime
  Portfolio (c)                                     93,097,951      93,097,951
                                                               ---------------
Total Short-Term Investments
  (Cost $177,690,951)                                              177,690,951
                                                               ---------------
TOTAL INVESTMENTS -- 102.1% (Cost $3,836,845,097#)               4,407,420,688
                                                               ---------------
Other Assets and Liabilities (net) -- (2.1)%                       (91,930,062)
                                                               ---------------
TOTAL NET ASSETS -- 100.0%                                     $ 4,315,490,626
                                                               ===============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $614,743,375 and $44,167,784 respectively, resulting in a net unrealized appreciation of $570,575,591.
(a) All or a portion of security is on loan.
(b) Illiquid securities representing 0.00% of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 98.3%
AUTO COMPONENTS -- 1.3%
ArvinMeritor, Inc. (a)                                      151,000 $ 2,539,820
Goodyear Tire & Rubber Co. (The) *(a)                       152,100   4,625,361
                                                                    -----------
                                                                      7,165,181
                                                                    -----------
BEVERAGES -- 2.1%
Coca-Cola Enterprises, Inc.                                 477,996  11,577,063
                                                                    -----------
BUILDING MATERIALS -- 2.8%
Genuine Parts Co.                                           198,461   9,923,050
W.W. Grainger, Inc. (a)                                      59,803   5,453,436
                                                                    -----------
                                                                     15,376,486
                                                                    -----------
BUILDING PRODUCTS -- 0.2%
Owens Corning, Inc. *(a)                                     45,500   1,139,775
                                                                    -----------

CHEMICALS -- 7.1%
Chemtura Corp. (a)                                          723,456   6,431,524
Eastman Chemical Co.                                        164,008  10,944,254
Monsanto Co.                                                 67,390   5,778,019
Potash Corp. of Saskatchewan, Inc.                           12,075   1,276,327
The Mosaic Co. *                                            255,727  13,686,509
Valspar Corp. (The)                                          38,800   1,055,748
                                                                    -----------
                                                                     39,172,381
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.8%
Allied Waste Industries, Inc. *(a)                          492,136   6,274,734
Arbitron, Inc. (a)                                           60,283   2,733,231
R. R. Donnelley & Sons Co.                                  326,335  11,930,808
                                                                    -----------
                                                                     20,938,773
                                                                    -----------
COMPUTERS & PERIPHERALS -- 2.3%
Cadence Design Systems, Inc. *(a)                           556,215  12,342,411
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 1.3%
KBR, Inc. *                                                 177,511   6,882,101
                                                                    -----------
CONTAINERS & PACKAGING -- 3.3%
Ball Corp.                                                  200,522  10,778,057
Pactiv Corp. *                                              247,571   7,095,385
                                                                    -----------
                                                                     17,873,442
                                                                    -----------
ELECTRIC UTILITIES -- 7.3%
Ameren Corp.                                                242,911  12,752,828
CMS Energy Corp. (a)                                        615,676  10,355,670
Northeast Utilities                                         433,758  12,392,466
Puget Energy, Inc. (a)                                      191,889   4,695,524
                                                                    -----------
                                                                     40,196,488
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 1.8%
Hubbell, Inc. - Class B                                     174,610   9,973,723
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.1%
Halliburton Co.                                             301,129  11,563,354
                                                                    -----------
FOOD & DRUG RETAILING -- 1.1%
Brinker International, Inc. (a)                             223,422   6,130,700
                                                                    -----------
FOOD PRODUCTS -- 4.6%
Dean Foods Co.                                              165,000   4,220,700
Kroger Co. (The)                                            256,311   7,309,990
Safeway, Inc.                                               221,010   7,317,641

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
Smithfield Foods, Inc. *(a)                                 208,746 $ 6,575,499
                                                                    -----------
                                                                     25,423,830
                                                                    -----------
GAS UTILITIES -- 2.4%
NiSource, Inc.                                              583,199  11,162,429
Southwest Gas Corp. (a)                                      63,696   1,801,960
                                                                    -----------
                                                                     12,964,389
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Bausch & Lomb, Inc.                                          41,200   2,636,800
Covidien, Ltd. *                                             16,000     664,000
                                                                    -----------
                                                                      3,300,800
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.5%
Aetna, Inc.                                                  76,681   4,161,478
Healthsouth Corp. *(a)                                      243,582   4,265,121
                                                                    -----------
                                                                      8,426,599
                                                                    -----------
HOUSEHOLD DURABLES -- 2.6%
Newell Rubbermaid, Inc.                                     241,873   6,970,780
Snap-On, Inc.                                               152,102   7,535,133
                                                                    -----------
                                                                     14,505,913
                                                                    -----------
INSURANCE -- 6.7%
ACE, Ltd.                                                    95,088   5,759,480
Conseco, Inc. *                                             448,140   7,170,240
PartnerRe, Ltd. (a)                                         130,170  10,282,128
SAFECO Corp.                                                 67,761   4,148,329
XL Capital, Ltd. - Class A                                  119,425   9,458,460
                                                                    -----------
                                                                     36,818,637
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 2.6%
McAfee, Inc. *                                              383,351  13,367,450
Openwave Systems, Inc. (a)                                  218,348     956,364
                                                                    -----------
                                                                     14,323,814
                                                                    -----------
MACHINERY -- 1.2%
Cummins, Inc.                                                41,555   5,314,469
Pentair, Inc. (a)                                            41,900   1,390,242
                                                                    -----------
                                                                      6,704,711
                                                                    -----------
MEDIA -- 5.4%
Idearc, Inc. (a)                                             43,800   1,378,386
Interpublic Group Cos., Inc. *(a)                         1,358,680  14,103,098
R.H. Donnelley Corp. *(a)                                   251,901  14,111,494
                                                                    -----------
                                                                     29,592,978
                                                                    -----------
METALS & MINING -- 1.8%
Timken Co. (The)                                            262,069   9,735,863
                                                                    -----------
OIL & GAS -- 5.3%
EOG Resources, Inc.                                         175,338  12,682,198
GlobalSantaFe Corp.                                         141,889  10,786,402
Range Resources Corp.                                       140,964   5,731,596
                                                                    -----------
                                                                     29,200,196
                                                                    -----------
PAPER & FOREST PRODUCTS -- 2.1%
Bowater, Inc. (a)                                           345,420   5,153,666
MeadWestvaco Corp.                                          216,366   6,389,288
                                                                    -----------
                                                                     11,542,954
                                                                    -----------
PHARMACEUTICALS -- 4.0%
King Pharmaceuticals, Inc. *                                835,460   9,791,591

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                       SHARES/
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
Mylan Laboratories, Inc. (a)                              768,944 $ 12,272,346
                                                                  ------------
                                                                    22,063,937
                                                                  ------------
REAL ESTATE -- 0.7%
Host Hotels & Resorts, Inc. (REIT)                        182,434    4,093,819
                                                                  ------------
RETAIL - MULTILINE -- 0.9%
Macy's, Inc.                                              152,189    4,918,748
                                                                  ------------
RETAIL - SPECIALTY -- 2.7%
Foot Locker, Inc.                                         314,273    4,817,805
OfficeMax, Inc.                                           288,558    9,888,883
                                                                  ------------
                                                                    14,706,688
                                                                  ------------
SOFTWARE -- 1.3%
Sybase, Inc. *                                            300,580    6,952,415
                                                                  ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 15.4%
ADC Telecommunications, Inc. *(a)                         455,647    8,935,238
Avaya, Inc. *                                             397,293    6,738,089
CenturyTel, Inc.                                          144,772    6,691,362
Embarq Corp.                                              231,850   12,890,860
JDS Uniphase Corp. *(a)                                   921,438   13,784,712
Qwest Communications International, Inc. *(a)           2,174,026   19,914,078
Tellabs, Inc. *                                           973,998    9,272,461
Windstream Corp.                                          455,500    6,431,660
                                                                  ------------
                                                                    84,658,460
                                                                  ------------
Total Common Stocks (Cost $503,100,848)                            540,266,629
                                                                  ------------
SHORT-TERM INVESTMENTS -- 19.2%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 09/28/07 at 3.000% to be repurchased at
  $10,173,543 on 10/01/07 collateralized by
  $10,385,000 FHLB at 4.375% due 09/17/10 with a
  value of $10,374,542.                               $10,171,000   10,171,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                        95,186,572   95,186,572
                                                                  ------------
Total Short-Term Investments (Cost $105,357,572)                   105,357,572
                                                                  ------------
TOTAL INVESTMENTS -- 117.5% (COST $608,458,420#)                   645,624,201
                                                                  ------------
   Other Assets and Liabilities (net) -- (17.5)%                   (95,997,713)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $549,626,488
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $65,132,472 and $27,966,691 respectively, resulting in a net unrealized appreciation of $37,165,781.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 98.8%
AEROSPACE & DEFENSE -- 6.7%
Boeing Co. (The)                                             27,927 $ 2,932,056
General Dynamics Corp.                                       45,868   3,874,470
Spirit Aerosystems Holdings, Inc. *                         120,448   4,690,245
United Technologies Corp.                                    64,410   5,183,717
                                                                    -----------
                                                                     16,680,488
                                                                    -----------
BIOTECHNOLOGY -- 0.5%
Biogen Idec, Inc. *                                           7,305     483,379
Celgene Corp. *                                              12,281     877,364
                                                                    -----------
                                                                      1,360,743
                                                                    -----------
CHEMICALS -- 1.5%
Syngenta AG                                                  17,361   3,744,119
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.3%
Accenture, Ltd. - Class A                                    99,198   3,992,719
Apollo Group, Inc. - Class A *                               62,824   3,778,864
McKesson Corp.                                               47,902   2,816,159
                                                                    -----------
                                                                     10,587,742
                                                                    -----------
COMPUTERS & PERIPHERALS -- 9.2%
Apple, Inc. *                                                48,533   7,451,757
Dell, Inc. *                                                222,070   6,129,132
Hewlett-Packard Co.                                          73,364   3,652,794
MICROS Systems, Inc. *                                       29,076   1,891,975
Research In Motion, Ltd. *                                   37,911   3,736,129
                                                                    -----------
                                                                     22,861,787
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 6.0%
ABB, Ltd.                                                   120,646   3,153,673
Chicago Bridge & Iron Co. N.V.                               48,725   2,098,098
Foster Wheeler, Ltd. *                                       33,166   4,354,032
McDermott International, Inc. *                              97,036   5,247,707
                                                                    -----------
                                                                     14,853,510
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 2.3%
Acuity Brands, Inc.                                          33,909   1,711,726
Emerson Electric Co.                                         73,397   3,906,189
                                                                    -----------
                                                                      5,617,915
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Amphenol Corp. - Class A                                     75,946   3,019,613
Trimble Navigation, Ltd. *                                   25,203     988,210
                                                                    -----------
                                                                      4,007,823
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 3.7%
Cameron International Corp. *                                28,433   2,624,082
Grant Prideco, Inc. *                                        54,007   2,944,462
National-Oilwell Varco, Inc. *                               26,049   3,764,080
                                                                    -----------
                                                                      9,332,624
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 7.1%
Ameriprise Financial, Inc.                                   52,399   3,306,901
Goldman Sachs Group, Inc. (The)                              31,658   6,861,555
JPMorgan Chase & Co.                                        113,694   5,209,459
Merrill Lynch & Co., Inc.                                    32,602   2,323,870
                                                                    -----------
                                                                     17,701,785
                                                                    -----------
FOOD & DRUG RETAILING -- 1.3%
Darden Restaurants, Inc.                                     43,212   1,808,854

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Longs Drug Stores Corp.                                      30,562 $ 1,518,015
                                                                    -----------
                                                                      3,326,869
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Zimmer Holdings, Inc. *                                      31,166   2,524,134
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.6%
Health Net, Inc. *                                           92,295   4,988,545
UnitedHealth Group, Inc.                                     81,710   3,957,215
                                                                    -----------
                                                                      8,945,760
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.7%
Clorox Co. (a)                                               67,890   4,140,611
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 5.4%
Amazon.com, Inc. *(a)                                        58,700   5,467,905
eBay, Inc. *                                                130,125   5,077,477
Google, Inc. - Class A *                                      5,088   2,886,270
                                                                    -----------
                                                                     13,431,652
                                                                    -----------
MACHINERY -- 1.9%
Komatsu, Ltd.                                                84,864   2,830,000
Terex Corp. *(a)                                             21,146   1,882,417
                                                                    -----------
                                                                      4,712,417
                                                                    -----------
MEDIA -- 1.4%
Grupo Televisa S.A. (ADR)                                   148,493   3,589,076
                                                                    -----------
METALS & MINING -- 2.5%
Precision Castparts Corp.                                    41,988   6,213,384
                                                                    -----------
OIL & GAS -- 2.4%
Occidental Petroleum Corp.                                   44,009   2,820,097
Valero Energy Corp.                                          48,144   3,234,314
                                                                    -----------
                                                                      6,054,411
                                                                    -----------
PERSONAL PRODUCTS -- 0.8%
Colgate-Palmolive Co.                                        27,467   1,958,946
                                                                    -----------
PHARMACEUTICALS -- 9.1%
Abbott Laboratories                                          44,468   2,384,374
Express Scripts, Inc. *                                      43,363   2,420,523
Gilead Sciences, Inc. *                                      89,675   3,665,017
Merck & Co., Inc.                                           109,401   5,654,938
Schering-Plough Corp.                                        85,250   2,696,457
Shire Plc                                                   119,801   2,940,265
VCA Antech, Inc. *                                           67,019   2,798,043
                                                                    -----------
                                                                     22,559,617
                                                                    -----------
REAL ESTATE -- 0.9%
CB Richard Ellis Group, Inc. - Class A *(a)                  79,757   2,220,435
                                                                    -----------
RETAIL - MULTILINE -- 3.2%
Family Dollar Stores, Inc. (a)                              170,630   4,531,933
J.C. Penney Co., Inc.                                        52,836   3,348,217
                                                                    -----------
                                                                      7,880,150
                                                                    -----------
RETAIL - SPECIALTY -- 3.2%
Aeropostale, Inc. *                                          97,371   1,855,891
DSW, Inc. - Class A *(a)                                     51,506   1,296,406
Nordstrom, Inc. (a)                                          52,051   2,440,672
PetSmart, Inc. (a)                                           76,939   2,454,354
                                                                    -----------
                                                                      8,047,323
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.1%
Microchip Technology, Inc. (a)                               70,134   2,547,267

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


                                                       SHARES /
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
Texas Instruments, Inc.                                   138,937 $  5,083,705
                                                                  ------------
                                                                     7,630,972
                                                                  ------------
SOFTWARE -- 4.6%
Adobe Systems, Inc. *                                      86,890    3,793,617
Autodesk, Inc. *(a)                                        48,683    2,432,690
Electronic Arts, Inc. *                                    35,807    2,004,834
VeriFone Holdings, Inc. *(a)                               70,865    3,141,445
                                                                  ------------
                                                                    11,372,586
                                                                  ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 5.5%
Amdocs, Ltd. *                                            158,246    5,885,169
Cisco Systems, Inc. *                                     237,903    7,876,968
                                                                  ------------
                                                                    13,762,137
                                                                  ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.5%
America Movil SAB de C.V. (ADR)                            39,918    2,554,752
China Mobile (Hong Kong), Ltd.                            222,539    3,644,744
                                                                  ------------
                                                                     6,199,496
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
Carter's, Inc. *                                           13,441      268,148
Coach, Inc. *                                              49,721    2,350,312
Phillips-Van Heusen Corp.                                  34,609    1,816,280
                                                                  ------------
                                                                     4,434,740
                                                                  ------------
Total Common Stocks
  (Cost $203,845,985)                                              245,753,252
                                                                  ------------
SHORT-TERM INVESTMENTS -- 8.7%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 2.100% to be repurchased at
  $3,964,694 on 10/01/07 collateralized by
  $4,130,000 U.S. Treasury Bill at 4.080% due
  03/27/08 with a value of $4,047,400.                $ 3,964,000    3,964,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                        17,534,421   17,534,421
                                                                  ------------
Total Short-Term Investments
  (Cost $21,498,421)                                                21,498,421
                                                                  ------------
TOTAL INVESTMENTS -- 107.5% (Cost $225,344,406#)                   267,251,673
                                                                  ------------
Other Assets and Liabilities (net) -- (7.5)%                       (18,582,870)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $248,668,803
                                                                  ============

PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $45,971,454 and $4,064,187 respectively, resulting in net unrealized appreciation of $41,907,267.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR -  American Depositary Receipt

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 96.2%
AEROSPACE & DEFENSE -- 1.6%
TransDigm Group, Inc. *(a)                                  183,912 $ 8,406,617
United Industrial Corp. (a)                                  70,184   5,282,048
                                                                    -----------
                                                                     13,688,665
                                                                    -----------
AUTO COMPONENTS -- 0.8%
Tenneco Automotive, Inc. *                                  221,939   6,882,328
                                                                    -----------
BANKS -- 2.1%
East West Bancorp, Inc. (a)                                  91,564   3,292,641
SVB Financial Group *(a)                                    140,151   6,637,551
Texas Capital Bancshares, Inc. *(a)                         181,725   3,950,702
UCBH Holdings, Inc. (a)                                     231,617   4,048,665
                                                                    -----------
                                                                     17,929,559
                                                                    -----------
BIOTECHNOLOGY -- 1.7%
AMAG Pharmaceuticals, Inc. *(a)                              50,523   2,889,916
Human Genome Sciences, Inc. *(a)                            294,286   3,028,203
Myriad Genetics, Inc. *(a)                                  171,302   8,933,399
                                                                    -----------
                                                                     14,851,518
                                                                    -----------
BUILDING MATERIALS -- 1.2%
WESCO International, Inc. *(a)                              100,468   4,314,096
                                                                    -----------
                                                                      4,314,096
                                                                    -----------
BUILDING PRODUCTS -- 1.3%
Eagle Materials, Inc. (a)                                   151,248   5,405,604
Texas Industries, Inc. (a)                                   80,610   6,327,885
                                                                    -----------
                                                                     11,733,489
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 8.0%
Advisory Board Co. *(a)                                      64,713   3,783,769
Chemed Corp.                                                124,015   7,708,772
CoStar Group, Inc. *(a)                                     138,706   7,413,836
DeVry, Inc.                                                 186,072   6,886,525
Euronet Worldwide, Inc. *(a)                                248,287   7,391,504
Fuel Tech, Inc. *(a)                                         87,465   1,932,102
Jackson Hewitt Tax Service, Inc. (a)                        128,540   3,593,978
Korn/Ferry International *(a)                               320,594   5,293,007
Live Nation, Inc. *(a)                                      246,723   5,242,864
PAREXEL International Corp. *(a)                            167,907   6,929,522
Strayer Education, Inc.                                      37,209   6,274,553
TETRA Technology, Inc. *(a)                                 345,767   7,302,599
                                                                    -----------
                                                                     69,753,031
                                                                    -----------
COMPUTERS & PERIPHERALS -- 2.9%
Ansoft Corp. *                                              152,178   5,018,830
Manhattan Associates, Inc. *                                212,894   5,835,425
MICROS Systems, Inc. *(a)                                   142,728   9,287,311
Syntel, Inc. (a)                                            126,163   5,245,858
Tech Data Corp. *                                           155,843   6,252,421
                                                                    -----------
                                                                     31,639,845
                                                                    -----------
CONTAINERS & PACKAGING -- 0.8%
Greif, Inc. - Class A                                       119,200   7,233,056
                                                                    -----------
ELECTRIC UTILITIES -- 1.4%
ITC Holdings Corp. (a)                                      104,163   5,161,277
Pike Electric Corp. *(a)                                    360,024   6,754,050
                                                                    -----------
                                                                     11,915,327
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 2.3%
Acuity Brands, Inc.                                          78,799   3,977,774

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
General Cable Corp. *(a)                                    156,344 $10,493,809
Regal-Beloit Corp. (a)                                      118,002   5,651,116
                                                                    -----------
                                                                     20,122,699
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.7%
Cogent, Inc. *(a)                                           441,014   6,915,100
Coherent, Inc. *(a)                                         202,158   6,485,229
Orbotech, Ltd. *                                            154,477   3,248,651
Thomas & Betts Corp. *                                      110,190   6,461,542
Trimble Navigation, Ltd. *(a)                               220,991   8,665,057
Varian, Inc. *                                              144,763   9,208,374
                                                                    -----------
                                                                     40,983,953
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 3.6%
Core Laboratories N.V. *(a)                                  70,294   8,954,753
Dril-Quip, Inc. *(a)                                        146,675   7,238,411
FMC Technologies, Inc. *(a)                                 175,506  10,119,676
ION Geophysical Corp. *(a)                                  381,898   5,281,649
                                                                    -----------
                                                                     31,594,489
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 2.6%
Affiliated Managers Group, Inc. *(a)                         74,944   9,556,109
Greenhill & Co., Inc. (a)                                   101,720   6,210,006
National Financial Partners Corp. (a)                       135,009   7,152,777
                                                                    -----------
                                                                     22,918,892
                                                                    -----------
FOOD & DRUG RETAILING -- 2.0%
Jack in the Box, Inc. *(a)                                   83,447   5,410,703
Longs Drug Stores Corp.                                     147,897   7,346,044
P.F. Chang's China Bistro, Inc. *(a)                        146,198   4,327,461
                                                                    -----------
                                                                     17,084,208
                                                                    -----------
FOOD PRODUCTS -- 1.5%
Performance Food Group Co. *                                211,684   6,378,039
Ralcorp Holdings, Inc. *                                    112,490   6,279,192
                                                                    -----------
                                                                     12,657,231
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
Accuray, Inc. *                                              34,711     606,054
Cepheid, Inc. *(a)                                          166,791   3,802,835
Gen-Probe, Inc. *                                           102,040   6,793,823
Kyphon, Inc. *(a)                                            94,568   6,619,760
Mentor Corp. (a)                                            123,638   5,693,530
NuVasive, Inc. *(a)                                         211,105   7,585,003
Palomar Medical Technologies, Inc. *(a)                      64,270   1,831,052
Wright Medical Group, Inc. *                                271,500   7,281,630
                                                                    -----------
                                                                     40,213,687
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
athenahealth, Inc. *                                         19,968     677,115
LifePoint Hospitals, Inc. *(a)                              179,982   5,401,260
Magellan Health Services, Inc. *                            128,155   5,200,530
Pediatrix Medical Group, Inc. *                             105,853   6,924,903
                                                                    -----------
                                                                     18,203,808
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Choice Hotels International, Inc.                           130,653   4,921,699
National CineMedia, Inc. (a)                                157,030   3,517,472
                                                                    -----------
                                                                      8,439,171
                                                                    -----------
HOUSEHOLD DURABLES -- 1.4%
Interface, Inc. - Class A                                   376,425   6,794,471

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Tempur-Pedic International, Inc. (a)                        147,094 $ 5,258,611
                                                                    -----------
                                                                     12,053,082
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.0%
Church & Dwight, Inc. (a)                                   176,677   8,310,886
                                                                    -----------
INSURANCE -- 2.0%
HCC Insurance Holdings, Inc.                                182,582   5,229,148
ProAssurance Corp. *(a)                                     121,872   6,565,245
Security Capital Assurance, Ltd. (a)                        251,206   5,737,545
                                                                    -----------
                                                                     17,531,938
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 3.1%
DealerTrack Holdings, Inc. *                                169,558   7,101,089
F5 Networks, Inc. *                                         220,734   8,209,097
Shutterfly, Inc. *                                          168,582   5,379,452
ValueClick, Inc. *(a)                                       288,247   6,474,028
                                                                    -----------
                                                                     27,163,666
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Marvel Entertainment, Inc. *(a)                             224,825   5,269,898
                                                                    -----------
MACHINERY -- 2.8%
Bucyrus International, Inc. - Class A (a)                   137,367  10,018,175
Ceradyne, Inc. *(a)                                         108,529   8,219,987
Wabtec Corp.                                                166,190   6,225,477
                                                                    -----------
                                                                     24,463,639
                                                                    -----------
MARINE -- 0.5%
American Commercial Lines, Inc. *(a)                        198,229   4,703,974
                                                                    -----------
MEDIA -- 0.9%
inVentiv Health, Inc. *(a)                                  181,070   7,934,487
                                                                    -----------

METALS & MINING -- 1.9%
Carpenter Technology Corp. (a)                               73,564   9,564,056
Dynamic Materials Corp. (a)                                 136,923   6,557,242
                                                                    -----------
                                                                     16,121,298
                                                                    -----------
OIL & GAS -- 3.7%
Arena Resources, Inc. *(a)                                   82,751   5,420,191
Bill Barrett Corp. * (a)                                    181,728   7,161,900
Carrizo Oil & Gas, Inc. * (a)                               157,103   7,047,641
Unit Corp. *(a)                                             146,306   7,081,210
Whiting Petroleum Corp. *                                   118,609   5,272,170
                                                                    -----------
                                                                     31,983,112
                                                                    -----------
PHARMACEUTICALS -- 5.2%
BioMarin Pharmaceutical, Inc. *(a)                          238,585   5,940,767
Medicines Co. (The) *(a)                                    227,417   4,050,297
Medicis Pharmaceutical Corp. -- Class A (a)                 180,543   5,508,367
MGI Pharma, Inc. *                                          164,083   4,558,226
Santarus, Inc. *(a)                                         264,402     700,665
Sciele Pharma, Inc. *(a)                                    264,767   6,889,237
United Therapeutics Corp. *                                 118,458   7,882,195
VCA Antech, Inc. *                                          226,821   9,469,777
                                                                    -----------
                                                                     44,999,531
                                                                    -----------
REAL ESTATE -- 0.7%
BioMed Realty Trust, Inc. (REIT) (a)                        258,874   6,238,863
                                                                    -----------
RETAIL - SPECIALTY -- 2.5%
Dick's Sporting Goods, Inc. *(a)                             69,547   4,670,081
DSW, Inc. - Class A *(a)                                    166,544   4,191,913
HOT Topic, Inc. *(a)                                        594,267   4,433,232

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                  ------------ ------------
Zumiez, Inc. *(a)                                          189,512 $  8,408,647
                                                                   ------------
                                                                     21,703,873
                                                                   ------------
ROAD & RAIL -- 1.3%
Forward Air Corp. (a)                                      171,695    5,113,077
Knight Transportation, Inc. (a)                            354,570    6,102,150
                                                                   ------------
                                                                     11,215,227
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 8.5%
Cirrus Logic, Inc. *(a)                                    759,091    4,858,182
Diodes, Inc. *(a)                                          261,466    8,393,075
Emulex Corp. *                                             387,147    7,421,608
FormFactor, Inc. *(a)                                      130,764    5,801,999
Microsemi Corp. *(a)                                       355,607    9,914,323
Power Integrations, Inc. *                                 250,278    7,435,759
Silicon Laboratories, Inc. *(a)                            186,025    7,768,404
SiRF Technology Holdings, Inc. *(a)                        169,539    3,619,658
Tessera Technologies, Inc. *(a)                            194,995    7,312,312
Varian Semiconductor Equipment Associates, Inc. *(a)       212,888   11,393,766
                                                                   ------------
                                                                     73,919,086
                                                                   ------------
SOFTWARE -- 7.5%
ANSYS, Inc. *(a)                                           278,664    9,521,949
Blackboard, Inc. *(a)                                      221,385   10,148,289
Eclipsys Corp. *(a)                                        325,745    7,596,373
Global Payments, Inc.                                       99,265    4,389,498
Informatica Corp. *(a)                                     606,216    9,517,591
JDA Software Group, Inc. *                                 295,144    6,097,675
Lawson Software, Inc. *(a)                                 847,534    8,483,815
Omniture, Inc. *(a)                                        113,018    3,426,706
THQ, Inc. *(a)                                             237,444    5,931,351
                                                                   ------------
                                                                     65,113,247
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.7%
C-COR, Inc. *                                              420,173    4,827,788
NeuStar, Inc. - Class A *(a)                               203,565    6,980,244
Nice Systems, Ltd. (ADR) *                                 214,723    7,695,672
Polycom, Inc. *(a)                                         159,603    4,286,937
                                                                   ------------
                                                                     23,790,641
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 2.3%
Dobson Communications Corp. - Class A *(a)                 680,706    8,706,230
SBA Communications Corp. *(a)                              310,824   10,965,870
                                                                   ------------
                                                                     19,672,100
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Warnaco Group, Inc. (The) *                                167,660    6,550,476
                                                                   ------------
TRANSPORTATION -- 0.7%
Hub Group, Inc. - Class A *                                193,863    5,821,706
                                                                   ------------
Total Common Stocks
  (Cost $695,037,354)                                               836,719,782
                                                                   ------------

SHORT-TERM INVESTMENTS -- 28.2%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 4.550% to be repurchased at
  $34,584,108 on 10/01/07 collateralized by
  $35,300,000 FHLB at 4.375% due 09/17/10 with a
  value of $35,264,453.                               $ 34,571,000   34,571,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                        216,042,051  216,042,051
                                                                   ------------
Total Short-Term Investments
  (Cost $250,613,051)                                               250,613,051
                                                                   ------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


                                                                     VALUE
                                                                --------------
TOTAL INVESTMENTS -- 125.0%
  (Cost $945,650,405#)                                           1,087,332,833
                                                                --------------
Other Assets and Liabilities (net) -- (25.0)%                     (217,491,860)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $  869,840,973
                                                                ==============

PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $167,101,419 and $25,418,991 respectively, resulting in net unrealized appreciation of $141,682,428.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                   ---------- ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*                2,588,238 $ 96,411,874
Goldman Sachs Mid-Cap Value Portfolio (Class A)         1,240,787   17,358,612
Harris Oakmark Focused Value Portfolio (Class A)*         283,280   67,100,623
Harris Oakmark International Portfolio (Class A)        2,788,712   50,838,211
Jennison Growth Portfolio (Class A)*                    1,997,498   27,106,046
Legg Mason Partners Aggressive Growth Portfolio
  (Class A)                                            11,345,853   87,476,529
Legg Mason Value Equity Portfolio (Class A)             6,903,311   79,457,104
Lord Abbett Growth and Income Portfolio (Class A)       3,269,008   97,808,727
Met/AIM Small Cap Growth Portfolio (Class A)            2,323,956   35,533,290
MFS(R) Emerging Markets Equity Portfolio (Class A)      2,783,045   37,543,272
MFS(R) Research International Portfolio (Class A)       3,088,246   44,563,386
Neuberger Berman Real Estate Portfolio (Class A)        1,191,602   18,422,171
RCM Technology Portfolio (Class A)                      2,902,894   18,636,576
Third Avenue Small Cap Value Portfolio (Class A)        4,633,786   77,059,869
Turner Mid-Cap Growth Portfolio (Class A)               1,211,659   18,187,009
Van Kampen Comstock Portfolio (Class A)                 8,692,985  104,228,887
                                                                  ------------
Total Investment Company Securities
(Cost $799,792,720)                                                877,732,186
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $799,792,720#)                                               877,732,186
                                                                  ------------
Other Assets and Liabilities (net) -- 0.0%                            (277,521)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $877,454,665
                                                                  ============

PORTFOLIO FOOTNOTES:
*      A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $84,138,760 and $6,199,294 respectively, resulting in a net unrealized appreciation of $77,939,466.

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                 ---------- --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)             15,896,007 $  132,413,740
Davis Venture Value Portfolio (Class A)*             14,111,851    525,666,452
Goldman Sachs Mid-Cap Value Portfolio (Class A)       9,305,126    130,178,710
Harris Oakmark Focused Value Portfolio (Class A)*     1,063,422    251,892,745
Harris Oakmark International Portfolio (Class A)     13,950,066    254,309,712
Jennison Growth Portfolio (Class A)*                  9,978,774    135,411,963
Lazard Mid-Cap Portfolio (Class A)                   14,500,966    192,717,845
Legg Mason Partners Aggressive Growth Portfolio
  (Class A)                                          34,022,406    262,312,752
Legg Mason Value Equity Portfolio (Class A)          40,245,935    463,230,707
Loomis Sayles Global Markets Portfolio (Class A)     22,128,273    274,611,865
Lord Abbett Bond Debenture Portfolio (Class A)       26,349,418    331,475,675
Lord Abbett Growth and Income Portfolio (Class A)    15,590,784    466,476,247
Met/AIM Small Cap Growth Portfolio (Class A)          8,707,871    133,143,345
MFS(R) Emerging Markets Equity Portfolio (Class A)   10,429,332    140,691,686
MFS(R) Research International Portfolio (Class A)    13,895,905    200,517,908
Neuberger Berman Real Estate Portfolio (Class A)      8,921,119    137,920,503
Oppenheimer Capital Appreciation Portfolio (Class A) 13,468,810    137,112,484
PIMCO Inflation Protected Bond Portfolio (Class A)   25,009,933    260,353,399
PIMCO Total Return Portfolio (Class A)               60,798,627    723,503,660
T. Rowe Price Mid-Cap Growth Portfolio (Class A)     13,455,966    133,752,303
Third Avenue Small Cap Value Portfolio (Class A)     19,309,284    321,113,401
Turner Mid-Cap Growth Portfolio (Class A)             9,079,506    136,283,391
Van Kampen Comstock Portfolio (Class A)              43,438,032    520,822,006
Western Asset Management U.S. Government Portfolio
  (Class A)*                                         26,167,919    321,342,043
                                                                --------------
Total Investment Company Securities
(Cost $6,108,542,904)                                            6,587,254,542
                                                                --------------
TOTAL INVESTMENTS -- 100.0%
(Cost $6,108,542,904#)                                           6,587,254,542
                                                                --------------
Other Assets and Liabilities (net) -- 0.0%                          (1,625,906)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $6,585,628,636
                                                                ==============

PORTFOLIO FOOTNOTES
*      A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $493,297,253 and $14,585,615 respectively, resulting in a net unrealized appreciation of $478,711,638.

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                    SHARES       VALUE
 --------------------                                  ---------- ------------
 INVESTMENT COMPANY SECURITIES -- 100.0%
 BlackRock High Yield Portfolio (Class A)               2,735,345 $ 22,785,423
 Davis Venture Value Portfolio (Class A)*                 405,396   15,101,020
 Goldman Sachs Mid-Cap Value Portfolio (Class A)        1,070,141   14,971,266
 Harris Oakmark International Portfolio (Class A)         801,565   14,612,522
 Jennison Growth Portfolio (Class A)*                   1,147,621   15,573,222
 Lazard Mid-Cap Portfolio (Class A)                     1,111,051   14,765,864
 Legg Mason Value Equity Portfolio (Class A)            2,643,268   30,424,016
 Loomis Sayles Global Markets Portfolio (Class A)       2,547,453   31,613,897
 Lord Abbett Bond Debenture Portfolio (Class A)         6,046,196   76,061,145
 Lord Abbett Growth and Income Portfolio (Class A)      1,280,076   38,299,859
 MFS(R) Research International Portfolio (Class A)      2,132,253   30,768,416
 Neuberger Berman Real Estate Portfolio (Class A)       1,025,174   15,849,184
 Oppenheimer Capital Appreciation Portfolio (Class A)   1,549,231   15,771,176
 PIMCO Inflation Protected Bond Portfolio (Class A)     7,171,868   74,659,144
 PIMCO Total Return Portfolio (Class A)                15,212,280  181,026,134
 T. Rowe Price Mid-Cap Growth Portfolio (Class A)       1,546,811   15,375,305
 Third Avenue Small Cap Value Portfolio (Class A)       1,773,840   29,498,953
 Van Kampen Comstock Portfolio (Class A)                3,117,410   37,377,743
 Western Asset Management US Government Portfolio
   (Class A)*                                           6,601,746   81,069,438
                                                                  ------------
 Total Investment Company Securities
 (Cost $725,197,744)                                               755,603,727
                                                                  ------------
 TOTAL INVESTMENTS -- 100.0% (Cost $725,197,744#)                  755,603,727
                                                                  ------------
 Other Assets and Liabilities (net) -- 0.0%                           (248,501)
                                                                  ------------
 TOTAL NET ASSETS -- 100.0%                                       $755,355,226
                                                                  ============

PORTFOLIO FOOTNOTES:
*      A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $30,883,056 and $477,073 respectively, resulting in a net unrealized appreciation of $30,405,983.

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                 ---------- --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)*             23,297,627 $  867,836,585
Goldman Sachs Mid-Cap Value Portfolio (Class A)      11,175,324    156,342,784
Harris Oakmark Focused Value Portfolio (Class A)*     1,597,751    378,459,272
Harris Oakmark International Portfolio (Class A)     20,948,501    381,891,175
Jennison Growth Portfolio (Class A)*                 11,979,036    162,555,517
Legg Mason Partners Aggressive Growth Portfolio
  (Class A)                                          61,275,099    472,431,014
Legg Mason Value Equity Portfolio (Class A)          48,319,184    556,153,803
Loomis Sayles Global Markets Portfolio (Class A)     26,566,702    329,692,776
Lord Abbett Bond Debenture Portfolio (Class A)       12,647,000    159,099,261
Lord Abbett Growth and Income Portfolio (Class A)    29,411,472    879,991,232
Met/AIM Small Cap Growth Portfolio (Class A)         15,678,953    239,731,190
MFS(R) Emerging Markets Equity Portfolio (Class A)   18,789,823    253,474,709
MFS(R) Research International Portfolio (Class A)    22,255,544    321,147,503
Neuberger Berman Real Estate Portfolio (Class A)     10,701,559    165,446,108
Oppenheimer Capital Appreciation Portfolio (Class A) 16,166,918    164,579,224
PIMCO Inflation Protected Bond Portfolio (Class A)   15,009,483    156,248,722
PIMCO Total Return Portfolio (Class A)               19,896,651    236,770,151
RCM Technology Portfolio (Class A)                   26,103,354    167,583,535
T. Rowe Price Mid-Cap Growth Portfolio (Class A)     16,151,186    160,542,791
Third Avenue Small Cap Value Portfolio (Class A)     37,103,556    617,032,139
Turner Mid-Cap Growth Portfolio (Class A)            10,900,090    163,610,342
Van Kampen Comstock Portfolio (Class A)              78,215,214    937,800,409
                                                                --------------
Total Investment Company Securities
(Cost $7,307,966,402)                                            7,928,420,242
                                                                --------------
TOTAL INVESTMENTS -- 100.0%
(Cost $7,307,966,402#)                                           7,928,420,242
                                                                --------------
Other Assets and Liabilities (net) -- 0.0%                          (1,934,315)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $7,926,485,927
                                                                ==============

PORTFOLIO FOOTNOTES
*      A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $650,724,729 and $30,270,889 respectively, resulting in a net unrealized appreciation of $620,453,840.

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                 ---------- --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)              5,249,120 $   43,725,168
Davis Venture Value Portfolio (Class A)*              3,495,842    130,220,129
Goldman Sachs Mid-Cap Value Portfolio (Class A)       3,073,828     43,002,849
Harris Oakmark International Portfolio (Class A)      2,304,275     42,006,927
Jennison Growth Portfolio (Class A)*                  3,296,204     44,729,486
Lazard Mid-Cap Portfolio (Class A)                    4,790,155     63,661,155
Legg Mason Value Equity Portfolio (Class A)          11,394,585    131,151,680
Loomis Sayles Global Markets Portfolio (Class A)      7,310,798     90,726,999
Lord Abbett Bond Debenture Portfolio (Class A)       13,921,760    175,135,739
Lord Abbett Growth and Income Portfolio (Class A)     5,149,613    154,076,412
MFS(R) Emerging Markets Equity Portfolio (Class A)    3,447,138     46,501,893
MFS(R) Research International Portfolio (Class A)     4,591,075     66,249,209
Neuberger Berman Real Estate Portfolio (Class A)      2,946,000     45,545,168
Oppenheimer Capital Appreciation Portfolio (Class A)  4,449,053     45,291,356
PIMCO Inflation Protected Bond Portfolio (Class A)   14,453,239    150,458,221
PIMCO Total Return Portfolio (Class A)               32,851,321    390,930,727
T. Rowe Price Mid-Cap Growth Portfolio (Class A)      6,667,117     66,271,146
Third Avenue Small Cap Value Portfolio (Class A)      5,101,965     84,845,680
Turner Mid-Cap Growth Portfolio (Class A)             2,999,683     45,025,241
Van Kampen Comstock Portfolio (Class A)              12,552,898    150,509,250
Western Asset Management U.S. Government Portfolio
  (Class A)*                                         13,826,064    169,784,066
                                                                --------------
Total Investment Company Securities
(Cost $2,041,195,160)                                            2,179,848,501
                                                                --------------
TOTAL INVESTMENTS -- 100.0%
(Cost $2,041,195,160#)                                           2,179,848,501
                                                                --------------
Other Assets and Liabilities (net) -- 0.0%                            (589,753)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $2,179,258,748
                                                                ==============

PORTFOLIO FOOTNOTES
*      A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $139,184,506 and $531,165 respectively, resulting in a net unrealized appreciation of $138,653,341.

                       See notes to financial statements

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
--------------------                                    --------- -----------
COMMON STOCKS -- 95.5%
BERMUDA -- 0.7%
Credicorp, Ltd. (a)                                        68,810 $ 4,658,437
                                                                  -----------
BRAZIL -- 13.2%
Aracruz Celulose S.A. (ADR) (a)                            66,600   4,901,094
Companhia Vale do Rio Doce (ADR)                        1,033,710  35,073,780
EDP - Energias do Brasil S.A.                             147,700   2,450,149
Petroleo Brasileiro S.A. (ADR)                            470,400  35,515,200
Unibanco-Uniao de Bancos Brasilieros S.A. (ADR)            41,870   5,507,998
                                                                  -----------
                                                                   83,448,221
                                                                  -----------
CHILE -- 0.4%
Banco Santander Chile S.A. (ADR)                           45,650   2,308,521
                                                                  -----------
CHINA -- 2.4%
China Life Insurance Co., Ltd.                          2,652,000  15,199,096
                                                                  -----------
CZECH REPUBLIC -- 1.1%
CEZ                                                       114,140   7,019,894
                                                                  -----------
EGYPT -- 1.7%
Egyptian Co. for Mobile Services                           92,063   3,077,490
Orascom Telecom Holding SAE                               383,789   5,008,415
Telecom Egypt                                             927,890   2,825,223
                                                                  -----------
                                                                   10,911,128
                                                                  -----------
HONG KONG -- 9.1%
ASM Pacific Technology, Ltd.                              900,500   7,988,196
China Mobile (Hong Kong), Ltd.                          1,309,500  21,446,991
Citic Pacific, Ltd.                                       619,000   3,933,357
CNOOC, Ltd.                                             5,734,000   9,563,563
PetroChina Co., Ltd.                                    7,136,000  13,246,529
Regal Real Estate Investment Trust (REIT)               5,490,000   1,743,818
                                                                  -----------
                                                                   57,922,454
                                                                  -----------
HUNGARY -- 0.7%
OTP Bank Nyrt. (GDR)                                       41,500   4,513,125
                                                                  -----------
INDIA -- 2.1%
Reliance Industries, Ltd. (GDR) (144A) (b)                115,320  13,186,420
                                                                  -----------
INDONESIA -- 2.5%
PT Astra International Tbk                              1,306,500   2,745,940
PT Bank Central Asia Tbk                                3,533,000   2,372,317
PT Bank Rakyat Indonesia Tbk                            3,448,500   2,484,246
PT Hanjaya Mandala Sampoerna Tbk                        1,578,500   2,392,540
PT Telekomunikasi Indonesia Tbk                         4,868,500   5,878,417
                                                                  -----------
                                                                   15,873,460
                                                                  -----------
ISRAEL -- 3.4%
Israel Chemicals, Ltd.                                    635,420   5,898,331
Makhteshim-Agan Industries, Ltd. *                        418,750   3,746,770
Teva Pharmaceutical Industries, Ltd. (ADR) (a)            270,170  12,014,460
                                                                  -----------
                                                                   21,659,561
                                                                  -----------
LUXEMBOURG -- 1.2%
Tenaris S.A. (ADR)                                        104,920   5,520,890
Ternium S.A. (ADR) (a)                                     73,980   2,322,972
                                                                  -----------
                                                                    7,843,862
                                                                  -----------
MALAYSIA -- 3.3%
AMMB Holdings Berhad *                                  2,169,000   2,759,098
British American Tobacco Malaysia Berhad                  203,400   2,461,053
Bumiputra-Commerce Holdings Berhad                        762,400   2,386,555
Genting Berhad                                          1,198,600   2,835,152

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                     ---------- -----------
Malayan Banking Berhad                                      826,000 $ 2,660,709
Resorts World Berhad                                      2,957,700   3,406,597
Tenaga Nasional Berhad                                    1,496,000   4,138,766
                                                                    -----------
                                                                     20,647,930
                                                                    -----------
MEXICO -- 7.7%
America Movil SAB de C.V. (ADR)                             363,650  23,273,600
Consorcio ARA S.A. de C.V. (a)                              955,300   1,280,141
Corporacion Moctezuma S.A. de C.V.                          862,000   2,560,966
Grupo Continental S.A. (a)                                1,365,460   2,872,681
Grupo Mexico S.A. de C.V.                                 1,200,100   8,617,228
Kimberly-Clark de Mexico S.A. de C.V. - Class A (a)       1,013,100   4,567,638
Sare Holding SAB de C.V. *(a)                             3,694,200   5,575,513
                                                                    -----------
                                                                     48,747,767
                                                                    -----------
PHILIPPINES -- 1.9%
Manila Water Co.                                         18,934,000   5,895,936
Philippine Long Distance Telephone Co.                       90,980   5,838,351
                                                                    -----------
                                                                     11,734,287
                                                                    -----------
RUSSIA -- 11.8%
Gazprom (ADR)                                               938,200  41,374,620
GMK Norilsk Nickel (ADR)                                     25,150   6,840,800
Mobile Telesystems (ADR)                                     96,520   6,689,801
Sberbank                                                  3,108,370  12,961,903
Vimpel-Communications (ADR)                                 268,120   7,249,965
                                                                    -----------
                                                                     75,117,089
                                                                    -----------
SOUTH AFRICA -- 10.1%
ABSA Group, Ltd.                                            272,630   4,942,337
African Bank Investments, Ltd.                            1,138,660   5,176,740
Anglo Platinum, Ltd.                                         27,060   4,096,525
Barloworld, Ltd.                                            131,700   2,480,443
FirstRand, Ltd.                                           1,704,660   5,469,975
Gold Fields, Ltd.                                           176,800   3,170,695
Impala Platinum Holdings, Ltd.                              176,320   6,134,654
Massmart Holdings, Ltd.                                     264,434   3,188,575
MTN Group, Ltd.                                             559,580   8,491,070
Nedbank Group, Ltd.                                         131,944   2,394,953
Sanlam, Ltd.                                              1,812,570   5,842,196
Standard Bank Group, Ltd.                                   461,210   6,660,246
Tiger Brands, Ltd.                                          103,350   2,731,672
Truworths International, Ltd.                               647,290   2,959,896
                                                                    -----------
                                                                     63,739,977
                                                                    -----------
SOUTH KOREA -- 12.9%
Hyundai Heavy Industries Co., Ltd.                           14,915   6,875,353
Hyundai Mobis                                                23,277   2,457,883
Kookmin Bank                                                128,127  10,538,461
Korea Exchange Bank                                         167,090   2,700,464
KT&G Corp.                                                   33,952   2,647,151
LG Chem, Ltd.                                                47,850   5,003,864
Lotte Shopping Co., Ltd.                                      7,284   3,101,990
LS Industrial Systems Co., Ltd.                              64,640   4,597,761
POSCO (ADR) (a)                                              91,030  16,273,433
Samsung Electronics Co., Ltd.                                38,233  23,992,429
Shinhan Financial Group Co., Ltd.                            56,890   3,674,585
                                                                    -----------
                                                                     81,863,374
                                                                    -----------
TAIWAN -- 4.9%
Cathay Financial Holding Co., Ltd.                        1,861,135   4,380,866
China Steel Corp.                                         1,244,000   1,795,006
Chunghwa Telecom Co., Ltd.                                2,244,200   4,166,800
Far EasTone Telecommunications Co., Ltd.                  2,206,000   2,786,606
Formosa Chemicals & Fibre Corp.                           1,029,000   2,620,983

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                       SHARES /
SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                  ----------- ------------
Formosa Plastics Corp.                                  1,144,000 $  3,207,876
High Tech Computer Corp.                                  160,920    2,339,382
MediaTek, Inc.                                            346,000    6,214,799
United Microelectronics Corp.                           6,428,000    3,781,756
                                                                  ------------
                                                                    31,294,074
                                                                  ------------
THAILAND -- 0.9%
Siam Cement Public Co., Ltd.                              723,700    5,481,962
                                                                  ------------
TURKEY -- 1.2%
Asya Katilim Bankasi A.S. *(a)                            295,688    2,412,724
Turkiye Garanti Bankasi A.S. (a)                          680,330    5,170,506
                                                                  ------------
                                                                     7,583,230
                                                                  ------------
UNITED KINGDOM -- 1.1%
Anglo American Plc                                        104,040    6,916,720
                                                                  ------------
UNITED STATES -- 1.2%
Amdocs, Ltd. *                                             82,050    3,051,440
Southern Copper Corp. (a)                                  38,910    4,818,225
                                                                  ------------
                                                                     7,869,665
                                                                  ------------
Total Common Stocks (Cost $485,926,834)                            605,540,254
                                                                  ------------
PREFERRED STOCKS -- 1.3%
BRAZIL -- 1.3%
AES Tiete S.A.                                         46,038,000    1,598,055
Eletropaulo Metropolitana de Sao Paulo S.A.            50,420,000    3,346,703
Usinas Siderurgicas de Minas Gerais S.A. - Class A         46,300    3,224,374
                                                                  ------------
Total Preferred Stocks (Cost $5,952,939)                             8,169,132
                                                                  ------------
RIGHTS -- 0.0%

HONG KONG -- 0.0%
Dah Chong Hong, Expire 10/08/07 *(e)                       24,760            0
                                                                  ------------
Total Rights (Cost $0)                                                       0
                                                                  ------------
WARRANTS -- 2.5%

LUXEMBOURG -- 0.9%
Merrill Lynch International & Co., Expire 03/09/09 *       96,522    2,331,296
Merrill Lynch International & Co., Expire 04/21/09 *      881,895    4,604,374
Merrill Lynch International & Co., Expire 06/23/09 *       45,810    3,248,753
Merrill Lynch International & Co., Expire 10/13/10
  (144A) *(b)                                             246,770    2,759,629
Merrill Lynch International & Co., Expire 01/06/11
  (144A) *(c)                                             668,144    3,195,733
                                                                  ------------
Total Warrants (Cost $12,339,712)                                   16,139,785
                                                                  ------------
SHORT-TERM INVESTMENTS -- 5.5%
Natexis Banques Populaires 5.140%, due 10/01/07       $   908,000      908,000
State Street Navigator Securities Lending Prime
  Portfolio (d)                                        34,121,736   34,121,736
                                                                  ------------
Total Short-Term Investments (Cost $35,029,736)                     35,029,736
                                                                  ------------
TOTAL INVESTMENTS -- 104.8% (Cost $539,249,221#)                  $664,878,907
                                                                  ------------
Other Assets and Liabilities (net) -- (4.8)%                       (30,486,191)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $634,392,716
                                                                  ============

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

--------
PORTFOLIO FOOTNOTES:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $130,987,434 and $5,357,748 respectively, resulting in a net unrealized appreciation of $125,629,686.
(a)  All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $15,946,049 of net assets.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $3,195,733 of net assets.
(d) Represents investment of collateral received from securities lending transactions.
(e) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
REIT - Real Estate Investment Trust

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 9/30/2007

                                                             VALUE   PERCENT OF
INDUSTRY                                                     (000)   NET ASSETS
--------                                                    -------- ----------
Auto Components............................................ $  2,458     0.4%
Banks......................................................   82,902    13.1
Beverages..................................................    2,873     0.5
Building Products..........................................    8,043     1.3
Chemicals..................................................   20,478     3.2
Computers & Peripherals....................................    2,339     0.4
Electric Utilities.........................................   18,553     2.9
Electrical Equipment & Services............................    4,598     0.7
Energy.....................................................    5,896     0.9
Financial - Diversified....................................   14,860     2.3
Food Products..............................................    2,732     0.4
Holding Companies-Diversified..............................    2,480     0.4
Hotels, Restaurants & Leisure..............................    6,242     1.0
Household Durables.........................................    6,856     1.1
Industrial - Diversified...................................    3,933     0.6
Insurance..................................................   25,422     4.0
Machinery..................................................    6,875     1.1
Metals & Mining............................................  112,605    17.7
Oil & Gas..................................................  115,218    18.2
Paper & Forest Products....................................    9,469     1.5
Pharmaceuticals............................................   12,014     1.9
Real Estate................................................    1,744     0.3
Retail - Multiline.........................................    6,291     1.0
Retail - Specialty.........................................    5,706     0.9
Semiconductor Equipment & Products.........................   41,977     6.6
Telecommunication Services - Diversified...................   26,769     4.2
Telecommunication Services - Wireless......................   73,015    11.5
Tobacco....................................................    7,501     1.2
                                                            --------    ----
Total...................................................... $629,849    99.3%
                                                            ========    ====

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
September 30, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                     SHARES      VALUE
 --------------------                                    --------- ------------
 COMMON STOCKS -- 98.8%
 AUSTRALIA -- 2.8%
 Billabong International, Ltd. (a)                         482,232 $  6,378,136
 Macquarie Bank, Ltd. (a)                                  216,613   16,081,202
 Paladin Resources, Ltd. *(a)                            1,356,003    9,216,044
 Suncorp-Metway, Ltd.                                      969,456   17,391,064
                                                                   ------------
                                                                     49,066,446
                                                                   ------------
 AUSTRIA -- 1.2%
 Erste Bank der Oesterreichischen Sparkassen AG            203,972   15,487,870
 OMV AG                                                     83,970    5,585,815
                                                                   ------------
                                                                     21,073,685
                                                                   ------------
 BRAZIL -- 1.6%
 CSU Cardsystem S.A. *                                     542,060    2,341,652
 Petroleo Brasileiro S.A. (ADR)                            133,350   10,067,925
 Unibanco-Uniao de Bancos Brasilieros S.A. (ADR)           117,190   15,416,344
                                                                   ------------
                                                                     27,825,921
                                                                   ------------
 CANADA -- 0.7%
 Rogers Communications, Inc.                               121,110    5,505,055
 Telus Corp.                                               128,570    7,421,347
                                                                   ------------
                                                                     12,926,402
                                                                   ------------
 CYPRUS -- 0.4%
 Bank of Cyprus Public Co., Ltd.                           414,320    7,289,849
                                                                   ------------
 FRANCE -- 12.4%
 Axa (a)                                                   728,620   32,403,485
 BNP Paribas (a)                                           213,885   23,307,960
 Compagnie Generale des Etablissements Michelin - Class
   B (a)                                                   131,330   17,601,188
 Credit Agricole S.A. (a)                                  829,502   31,874,083
 Gaz de France S.A. (a)                                    155,090    8,029,598
 LVMH Moet Hennessy Louis Vuitton S.A. (a)                 203,850   24,347,106
 Pernod Ricard S.A. (a)                                     39,730    8,643,760
 Schneider Electric S.A. (a)                               172,270   21,681,917
 Suez S.A. (a)                                             165,142    9,695,892
 Total S.A. (a)                                            538,390   43,434,821
                                                                   ------------
                                                                    221,019,810
                                                                   ------------
 GERMANY -- 12.8%
 Adidas AG (a)                                             441,330   28,872,523
 Bayer AG (a)                                              231,040   18,310,125
 Bayerische Motoren Werke (BMW) AG (a)                     372,270   23,939,339
 Deutsche Postbank AG (a)                                  157,140   11,498,697
 E. On AG (a)                                              251,930   46,458,107
 Hypo Real Estate Holding AG (a)                           137,230    7,785,260
 Linde AG (a)                                              318,500   39,381,991
 SAP AG (a)                                                360,490   21,045,760
 Siemens AG (a)                                            221,710   30,374,692
                                                                   ------------
                                                                    227,666,494
                                                                   ------------
 HONG KONG -- 1.6%
 BOC Hong Kong Holdings, Ltd.                            7,501,500   18,934,662
 Li & Fung, Ltd. (a)                                     2,172,000    9,199,636
                                                                   ------------
                                                                     28,134,298
                                                                   ------------
 INDIA -- 2.0%
 HCL Technologies, Ltd.                                    490,010    3,751,577
 Steel Authority of India, Ltd.                          6,074,011   31,619,417
                                                                   ------------
                                                                     35,370,994
                                                                   ------------

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                     SHARES      VALUE
 --------------------                                    --------- ------------
 IRELAND -- 1.1%
 Anglo Irish Bank Corp. Plc (a)                            435,740 $  8,045,931
 CRH Plc                                                   279,650   11,053,358
                                                                   ------------
                                                                     19,099,289
                                                                   ------------
 ISRAEL -- 0.6%
 Makhteshim-Agan Industries, Ltd. *                      1,256,650   11,243,889
                                                                   ------------
 ITALY -- 3.8%
 Finmeccanica S.p.A                                        443,050   12,868,843
 Saipem S.p.A.                                             230,650    9,774,759
 UniCredito Italiano S.p.A.                              3,071,010   26,178,412
 Unione Di Banche Italiane SCPA (a)                        699,991   18,730,388
                                                                   ------------
                                                                     67,552,402
                                                                   ------------
 JAPAN -- 12.7%
 Aeon Credit Service Co., Ltd. (a)                         657,100    7,031,852
 Astellas Pharma, Inc.                                     269,400   12,872,735
 Bridgestone Corp. (a)                                   1,228,400   27,022,310
 East Japan Railway Co. (a)                                  2,241   17,642,520
 Fast Retailing Co., Ltd. (a)                              257,700   14,833,248
 Funai Electric Co., Ltd. (a)                              107,100    4,644,603
 Inpex Holdings, Inc.                                        1,001   10,233,541
 Kao Corp. (a)                                             585,000   17,414,194
 Komatsu, Ltd. (a)                                         342,700   11,428,179
 Konica Minolta Holdings, Inc. (a)                         558,000    9,424,911
 Mitsubishi Corp. (a)                                      363,900   11,426,777
 Mitsui & Co., Ltd. (a)                                    259,000    6,279,323
 Nippon Electric Glass Co., Ltd. (a)                       622,000    9,968,727
 Nomura Holdings, Inc. (a)                               1,505,700   25,033,965
 OMRON Corp.                                               582,300   15,316,810
 Sumitomo Mitsui Financial Group, Inc. (a)                   2,510   19,433,473
 Tokyo Gas Co., Ltd. (a)                                 1,503,000    6,971,978
                                                                   ------------
                                                                    226,979,146
                                                                   ------------
 MEXICO -- 1.2%
 America Movil SAB de C.V. (ADR)                           140,530    8,993,920
 Grupo Televisa S.A. (ADR)                                 272,300    6,581,491
 Kimberly-Clark de Mexico S.A. de C.V. - Class A (a)     1,179,550    5,318,090
                                                                   ------------
                                                                     20,893,501
                                                                   ------------
 NETHERLANDS -- 2.7%
 Heineken N.V. (a)                                         338,590   22,151,697
 Koninklijke (Royal) Philips Electronics N.V.              398,120   17,897,862
 TNT N.V.                                                  195,070    8,148,990
                                                                   ------------
                                                                     48,198,549
                                                                   ------------
 NORWAY -- 1.8%
 Statoil ASA (a)                                           611,530   20,746,228
 Telenor ASA *                                             549,960   10,965,018
                                                                   ------------
                                                                     31,711,246
                                                                   ------------
 PHILIPPINES -- 0.4%
 Philippine Long Distance Telephone Co.                    113,270    7,268,741
                                                                   ------------
 RUSSIA -- 0.6%
 Gazprom (ADR)                                             261,170   11,517,597
                                                                   ------------
 SINGAPORE -- 0.5%
 Venture Corp., Ltd.                                       823,000    9,148,025
                                                                   ------------
 SOUTH AFRICA -- 0.5%
 Standard Bank Group, Ltd.                                 594,570    8,586,073
                                                                   ------------

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

                                                      SHARES /
SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                 ----------- --------------
SOUTH KOREA -- 2.3%
Hana Financial Group, Inc.                               239,270 $   11,249,018
LS Industrial Systems Co., Ltd.                           79,200      5,633,395
Nong Shim Co., Ltd.                                       15,477      3,807,649
Samsung Electronics Co., Ltd.                             32,787     20,574,890
                                                                 --------------
                                                                     41,264,952
                                                                 --------------
SPAIN -- 2.0%
Antena 3 de Television S.A. *(a)                         357,830      6,593,789
Telefonica S.A.                                        1,057,840     29,545,670
                                                                 --------------
                                                                     36,139,459
                                                                 --------------
SWITZERLAND -- 10.8%
Actelion, Ltd. *                                         150,812      8,332,869
EFG International                                        256,310     12,021,755
Geberit AG                                               118,697     15,485,975
Nestle S.A.                                               98,605     44,172,964
Novartis AG                                              577,630     31,703,524
Roche Holdings AG                                        160,260     28,964,612
Syngenta AG                                               74,940     16,161,756
UBS AG                                                   672,315     36,020,937
                                                                 --------------
                                                                    192,864,392
                                                                 --------------
TAIWAN -- 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.           3,638,000      7,073,586
                                                                 --------------
THAILAND -- 0.7%
PTT Public Co., Ltd.                                     775,400      7,510,804
Siam Cement Public Co., Ltd.                             643,000      4,870,666
                                                                 --------------
                                                                     12,381,470
                                                                 --------------
UNITED KINGDOM -- 19.8%
ARM Holdings Plc (a)                                   4,565,300     14,318,979
Barclays Plc                                           1,872,860     22,690,150
BHP Billiton Plc                                       1,495,330     52,917,082
Bunzl Plc                                                597,280      8,530,142
GlaxoSmithKline Plc                                      679,560     17,959,518
HSBC Holdings Plc                                      1,789,675     32,986,231
Intertek Group Plc                                       530,160     10,216,877
NXT Plc                                                  344,860     13,794,546
Reckitt Benckiser Plc                                    291,084     17,035,722
Royal Bank of Scotland Group Plc                       2,446,425     26,155,942
Royal Dutch Shell Plc                                  1,115,070     45,725,904
Smiths Group Plc                                         259,936      5,661,228
Standard Chartered Plc                                   610,090     19,879,053
Vodafone Group Plc                                    10,080,090     36,380,477
WPP Group Plc                                          2,187,620     29,503,103
                                                                 --------------
                                                                    353,754,954
                                                                 --------------
UNITED STATES -- 1.4%
Bucyrus International, Inc. - Class A (a)                335,169     24,443,875
                                                                 --------------
Total Common Stocks (Cost $1,516,024,706)                         1,760,495,045
                                                                 --------------
PREFERRED STOCK -- 0.2%
BRAZIL -- 0.2%
Universo Online S.A. (Cost -- $3,657,679)                592,200      3,785,827
                                                                 --------------
SHORT-TERM INVESTMENTS -- 20.9%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.000% to be repurchased at
  $20,001,002 on 10/01/07 collateralized by
  20,430,000 FHLB at 3.375% due 09/17/10 with a
  value of $20,409,427.                              $20,006,000     20,006,000

MET INVESTORS SERIES TRUST
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                               ------------ --------------
State Street Navigator Securities Lending Prime
  Portfolio (b)                                    $352,189,861 $  352,189,861
                                                                --------------
Total Short-Term Investments (Cost $372,195,861)                   372,195,861
                                                                --------------
TOTAL INVESTMENTS -- 119.9% (Cost $1,891,878,246#)               2,136,476,733
                                                                --------------
Other Assets and Liabilities (net) -- (19.9)%                     (353,738,290)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,782,738,443
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $283,868,190 and $39,269,703 respectively, resulting in a net unrealized appreciation of $244,598,487.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION AT 9/30/2007

                                                            VALUE    PERCENT OF
INDUSTRY                                                    (000)    NET ASSETS
--------                                                  ---------- ----------
Aerospace & Defense......................................     18,530     1.0%
Auto Components..........................................     44,623     2.5%
Automobiles..............................................     23,939     1.3%
Banks....................................................    359,774    19.1%
Beverages................................................     30,795     1.7%
Building Materials.......................................     26,906     1.5%
Building Products........................................     31,410     1.8%
Chemicals................................................     45,716     2.6%
Commercial Service & Supplies............................     18,747     1.1%
Consumer Finance.........................................      9,374     0.5%
Electric Utilities.......................................     56,154     3.2%
Electrical Equipment & Services..........................     62,335     3.5%
Electronic Equipment & Instruments.......................     52,331     2.9%
Energy Equipment & Services..............................      9,775     0.6%
Financial - Diversified..................................     72,304     5.2%
Food Products............................................     47,981     2.7%
Gas Utilities............................................     15,002     0.8%
Household Products.......................................     17,036     1.0%
Insurance................................................     32,403     1.8%
Internet Software & Services.............................      3,786     0.2%
Leisure Equipment & Products.............................      9,425     0.5%
Machinery................................................     75,254     4.2%
Media....................................................     48,183     2.7%
Metals & Mining..........................................     84,537     4.7%
Oil & Gas................................................    164,039     9.2%
Paper & Forest Products..................................      5,318     0.3%
Personal Products........................................     17,414     1.0%
Pharmaceuticals..........................................     99,833     5.6%
Retail - Specialty.......................................     28,628     1.6%
Road & Rail..............................................     17,643     1.0%
Semiconductor Equipment & Products.......................     41,967     2.4%
Software.................................................     24,797     1.3%
Telecommunication Services - Diversified.................     55,201     3.1%
Telecommunication Services - Wireless....................     45,374     2.6%
Textiles, Apparel & Luxury Goods.........................     59,598     3.3%
Transportation...........................................      8,149     0.5%
                                                          ----------    ----
Total.................................................... $1,764,281    99.0%
                                                          ==========    ====

MET INVESTORS SERIES TRUST
MFS(R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES    VALUE
--------------------                                         ------ -----------
COMMON STOCKS -- 98.4%
AEROSPACE & DEFENSE -- 8.3%
Lockheed Martin Corp.                                        58,860 $ 6,385,721
Northrop Grumman Corp.                                       29,860   2,329,080
Raytheon Co.                                                  5,500     351,010
United Technologies Corp.                                    32,370   2,605,138
                                                                    -----------
                                                                     11,670,949
                                                                    -----------
AUTO COMPONENTS -- 0.6%
Johnson Controls, Inc.                                        7,460     881,101
                                                                    -----------
BANKS -- 8.1%
Bank of America Corp.                                        90,557   4,552,300
Bank of New York Mellon Corp.                                57,529   2,539,330
PNC Financial Services Group, Inc.                           20,420   1,390,602
State Street Corp.                                           14,160     965,146
SunTrust Banks, Inc.                                         25,480   1,928,072
                                                                    -----------
                                                                     11,375,450
                                                                    -----------
BEVERAGES -- 2.1%
Diageo Plc                                                   77,390   1,691,574
PepsiCo, Inc.                                                17,990   1,317,947
                                                                    -----------
                                                                      3,009,521
                                                                    -----------
BUILDING MATERIALS -- 0.8%
W.W. Grainger, Inc.                                          11,980   1,092,456
                                                                    -----------
BUILDING PRODUCTS -- 1.3%
Masco Corp.                                                  79,070   1,832,052
                                                                    -----------
CHEMICALS -- 3.9%
Air Products & Chemicals, Inc.                               11,580   1,132,061
Dow Chemical Co. (The)                                       10,740     462,464
PPG Industries, Inc.                                         26,810   2,025,495
Praxair, Inc.                                                 9,810     821,686
Syngenta AG                                                   4,840   1,043,807
                                                                    -----------
                                                                      5,485,513
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
Accenture, Ltd. - Class A                                    34,980   1,407,945
                                                                    -----------
COMPUTERS & PERIPHERALS -- 1.2%
Hewlett-Packard Co.                                          24,770   1,233,298
International Business Machines Corp.                         3,790     446,462
                                                                    -----------
                                                                      1,679,760
                                                                    -----------
CONSUMER FINANCE -- 1.1%
American Express Co.                                         25,370   1,506,217
                                                                    -----------
ELECTRIC UTILITIES -- 3.6%
Dominion Resources, Inc.                                     18,357   1,547,495
Entergy Corp.                                                 9,690   1,049,330
FPL Group, Inc.                                              23,280   1,417,286
PG&E Corp.                                                    5,200     248,560
PPL Corp.                                                     7,550     349,565
Public Service Enterprise Group, Inc.                         5,430     477,786
                                                                    -----------
                                                                      5,090,022
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 8.5%
Citigroup, Inc.                                              78,490   3,663,128
Franklin Resources, Inc.                                      7,540     961,350
Goldman Sachs Group, Inc. (The)                              14,740   3,194,748
Lehman Brothers Holdings, Inc.                               14,780     912,369
Merrill Lynch & Co., Inc.                                    10,810     770,537

MET INVESTORS SERIES TRUST
MFS(R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES    VALUE
--------------------                                         ------ -----------
UBS AG                                                       46,998 $ 2,518,034
                                                                    -----------
                                                                     12,020,166
                                                                    -----------
FINANCIAL SERVICES -- 2.4%
Fannie Mae                                                   43,030   2,616,654
Freddie Mac                                                  12,640     745,887
                                                                    -----------
                                                                      3,362,541
                                                                    -----------
FOOD & DRUG RETAILING -- 0.8%
CVS Caremark Corp.                                           30,398   1,204,673
                                                                    -----------
FOOD PRODUCTS -- 2.1%
Kellogg Co.                                                  24,680   1,382,080
Nestle S.A.                                                   3,429   1,536,120
                                                                    -----------
                                                                      2,918,200
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Johnson & Johnson                                            53,720   3,529,404
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
UnitedHealth Group, Inc.                                     15,750     762,772
WellPoint, Inc. *                                            22,840   1,802,533
                                                                    -----------
                                                                      2,565,305
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Royal Caribbean Cruises, Ltd.                                41,350   1,613,890
                                                                    -----------
HOUSEHOLD DURABLES -- 0.7%
Toll Brothers, Inc. *                                        46,980     939,130
                                                                    -----------
INSURANCE -- 7.7%
Allstate Corp. (The)                                         79,290   4,534,595
Chubb Corp. (The)                                            25,250   1,354,410
Genworth Financial, Inc. - Class A                           59,220   1,819,831
Hartford Financial Services Group, Inc. (The)                22,570   2,088,853
Prudential Financial, Inc.                                   10,800   1,053,864
                                                                    -----------
                                                                     10,851,553
                                                                    -----------
MACHINERY -- 1.8%
Deere & Co.                                                   8,170   1,212,591
Eaton Corp.                                                   3,490     345,650
Rockwell Automation, Inc.                                    13,210     918,227
                                                                    -----------
                                                                      2,476,468
                                                                    -----------
MEDIA -- 1.8%
Citadel Broadcasting Corp.                                    1,258       5,233
EW Scripps Co.                                                8,230     345,660
New York Times Co. - Class A                                  8,370     165,391
Viacom, Inc. - Class A *                                     25,055     976,393
Walt Disney Co. (The)                                        17,350     596,667
WPP Group Plc                                                28,520     384,632
                                                                    -----------
                                                                      2,473,976
                                                                    -----------
METALS & MINING -- 0.3%
Timken Co. (The)                                              9,880     367,042
                                                                    -----------
OIL & GAS -- 13.0%
Apache Corp.                                                 15,220   1,370,713
Chevron Corp.                                                12,654   1,184,161
ConocoPhillips                                               21,870   1,919,530
Devon Energy Corp.                                           21,390   1,779,648
EOG Resources, Inc.                                          13,310     962,712
Exxon Mobil Corp.                                            46,470   4,301,263
Hess Corp.                                                   27,160   1,806,955
Marathon Oil Corp.                                            9,380     534,848
Royal Dutch Shell Plc (ADR)                                   9,490     779,888

MET INVESTORS SERIES TRUST
MFS(R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

                                                          SHARES /
 SECURITY DESCRIPTION                                    PAR AMOUNT    VALUE
 --------------------                                    ---------- -----------
 Total S.A. (ADR)                                            44,720 $ 3,623,662
                                                                    -----------
                                                                     18,263,380
                                                                    -----------
 PAPER & FOREST PRODUCTS -- 0.2%
 Bowater, Inc.                                                3,500      52,220
 Smurfit-Stone Container Corp. *                             18,410     215,029
                                                                    -----------
                                                                        267,249
                                                                    -----------
 PERSONAL PRODUCTS -- 1.9%
 Procter & Gamble Co. (The)                                  38,680   2,720,751
                                                                    -----------
 PHARMACEUTICALS -- 4.4%
 Abbott Laboratories                                         12,840     688,481
 GlaxoSmithKline Plc                                         27,910     737,610
 Merck & Co., Inc.                                           35,630   1,841,714
 Pfizer, Inc.                                                28,190     688,682
 Wyeth                                                       50,610   2,254,675
                                                                    -----------
                                                                      6,211,162
                                                                    -----------
 RETAIL - MULTILINE -- 1.4%
 Macy's, Inc.                                                62,580   2,022,586
                                                                    -----------
 RETAIL - SPECIALTY -- 1.2%
 Advance Auto Parts, Inc.                                     7,580     254,385
 Lowe's Cos., Inc.                                            8,640     242,093
 Sherwin-Williams Co.                                         8,890     584,162
 Staples, Inc.                                               26,840     576,791
                                                                    -----------
                                                                      1,657,431
                                                                    -----------
 ROAD & RAIL -- 0.9%
 Burlington Northern Santa Fe Corp.                          13,750   1,116,088
 Norfolk Southern Corp.                                       3,220     167,150
                                                                    -----------
                                                                      1,283,238
                                                                    -----------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.5%
 Intel Corp.                                                 81,310   2,102,677
                                                                    -----------
 SOFTWARE -- 1.6%
 Oracle Corp. *                                             102,980   2,229,517
                                                                    -----------
 TELECOMMUNICATION SERVICES - DIVERSIFIED -- 2.9%
 AT&T, Inc.                                                  20,790     879,625
 Embarq Corp.                                                17,313     962,603
 Sprint Nextel Corp.                                         65,770   1,249,630
 Telus Corp.                                                  5,340     300,195
 Verizon Communications, Inc.                                15,310     677,927
                                                                    -----------
                                                                      4,069,980
                                                                    -----------
 TELECOMMUNICATION SERVICES - WIRELESS -- 1.0%
 Vodafone Group Plc                                         390,255   1,408,486
                                                                    -----------
 TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
 NIKE, Inc. - Class B                                        35,330   2,072,458
                                                                    -----------
 TOBACCO -- 3.4%
 Altria Group, Inc.                                          69,430   4,827,468
                                                                    -----------
 Total Common Stocks (Cost $117,938,578)                            138,489,717
                                                                    -----------
 SHORT-TERM INVESTMENT -- 1.5%
 COMMERICAL PAPER - 1.5%
 American Express Credit Corp. 5.200%, due
   10/01/07 (Cost -- $2,075,000)                         $2,075,000   2,075,000
                                                                    -----------

MET INVESTORS SERIES TRUST
MFS(R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

                                                                      VALUE
                                                                   ------------
 TOTAL INVESTMENTS -- 99.9% (Cost $120,013,578#)                   $140,564,717
                                                                   ------------
 Other Assets and Liabilities (net) -- 0.1%                             128,240
                                                                   ------------
 TOTAL NET ASSETS -- 100.0%                                        $140,692,957
                                                                   ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $22,977,947 and $2,426,808 respectively, resulting in a net unrealized appreciation of $20,551,139.
ADR - American Depositary Receipt

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES      VALUE
--------------------                                   --------- ------------
COMMON STOCKS -- 97.6%
APARTMENTS -- 16.6%
Apartment Investment & Management Co. (REIT)--Class A
  (a)                                                    379,100 $ 17,108,783
AvalonBay Communities, Inc. (REIT) (a)                   297,300   35,099,238
Camden Property Trust (REIT) (a)                         661,278   42,487,112
Equity Residential (REIT)                                812,600   34,421,736
Essex Property Trust, Inc. (REIT) (a)                    173,200   20,363,124
Forest City Enterprises, Inc.--Class A (a)               543,682   29,989,499
Home Properties, Inc. (REIT)                             610,900   31,876,762
Post Properties, Inc. (REIT) (a)                         211,300    8,177,310
UDR, Inc. (REIT) (a)                                     573,100   13,937,792
                                                                 ------------
                                                                  233,461,356
                                                                 ------------
COMMERCIAL SERVICES -- 3.3%
Corrections Corporation of America *                   1,159,885   30,354,191
Great Lakes Dredge & Dock Corp. *                      1,808,046   15,838,483
                                                                 ------------
                                                                   46,192,674
                                                                 ------------
COMMUNITY CENTERS -- 10.3%
Developers Diversified Realty Corp. (REIT)               716,800   40,047,616
Kimco Realty Corp. (REIT) (a)                          1,826,800   82,589,628
Regency Centers Corp. (REIT) (a)                         279,600   21,459,300
                                                                 ------------
                                                                  144,096,544
                                                                 ------------
DIVERSIFIED -- 8.9%
Crystal River Capital, Inc. (REIT) (a)                   669,600   11,255,976
Digital Realty Trust, Inc. (REIT) (a)                    510,700   20,116,473
Duke Realty Corp. (REIT) (a)                             378,900   12,810,609
Equity One, Inc. (REIT) (a)                              482,500   13,124,000
Extra Space Storage, Inc. (a)                            442,772    6,814,261
Peoples Choice Financial Corp. *                          60,000       90,000
Sovran Self Storage, Inc. (REIT)                         141,656    6,493,511
Vornado Realty Trust (REIT) (a)                          491,700   53,767,395
                                                                 ------------
                                                                  124,472,225
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES -- 9.0%
HCP, Inc. (a)                                            635,400   21,076,218
Health Care, Inc. (REIT)                                 178,711    7,906,175
Nationwide Health Properties, Inc. (REIT)                818,603   24,664,508
OMEGA Healthcare Investors, Inc. (REIT) (a)              388,100    6,027,193
Senior Housing Properties Trust (REIT) (a)                 6,200      136,772
Ventas, Inc. (REIT) (a)                                1,613,400   66,794,760
                                                                 ------------
                                                                  126,605,626
                                                                 ------------
INDUSTRIALS -- 14.4%
AMB Property Corp. (REIT) (a)                            867,900   51,909,099
Macquarie Infrastructure Co. LLC (a)                     372,900   14,390,211
ProLogis (REIT) (a)                                      994,100   65,958,535
Public Storage, Inc. (REIT) (a)                          879,400   69,164,810
                                                                 ------------
                                                                  201,422,655
                                                                 ------------
LODGING -- 0.9%
Strategic Hotel Capital, Inc. (REIT) (a)                  89,200    1,836,628
Sunstone Hotel Investors, Inc. (REIT) (a)                418,300   10,725,212
                                                                 ------------
                                                                   12,561,840
                                                                 ------------
OFFICE -- 19.5%
Alexandria Real Estate Equities, Inc. (REIT) (a)         430,500   41,439,930
BioMed Realty Trust, Inc. (REIT)                         516,700   12,452,470
Boston Properties, Inc. (REIT)                           406,500   42,235,350
Brookfield Asset Management, Inc.--Class A (a)         1,710,000   65,835,000
Brookfield Properties Corp.                            1,754,800   43,694,520
Corporate Office Properties Trust (REIT) (a)             571,900   23,808,197
SL Green Realty Corp. (REIT) (a)                         374,760   43,760,725
                                                                 ------------
                                                                  273,226,192
                                                                 ------------

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                               ------------ --------------
REGIONAL MALLS -- 14.7%
Acadia Realty Trust (REIT) (a)                          720,600 $   19,549,878
Federal Realty Investment Trust (REIT) (a)              558,949     49,522,881
Macerich Co. (The) (REIT) (a)                           433,300     37,948,414
Simon Property Group, Inc. (REIT) (a)                   421,300     42,130,000
Taubman Centers, Inc. (REIT) (a)                      1,050,100     57,492,975
                                                                --------------
                                                                   206,644,148
                                                                --------------
Total Common Stocks (Cost $1,377,665,138)                        1,368,683,260
                                                                --------------
SHORT-TERM INVESTMENTS -- 26.9%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 09/28/07 at 3.000% to be
  repurchased at $17,565,390 on 10/01/07
  collateralized by $17,935,000 FHLB 4.375% due
  09/17/10 with a value of $17,916,939.
  (Cost--$17,561,000)                              $ 17,561,000     17,561,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                     359,364,367    359,364,367
                                                                --------------
Total Short-Term Investments (Cost $376,925,367)                   376,925,367
                                                                --------------
TOTAL INVESTMENTS -- 124.5% (Cost $1,754,590,505#)               1,745,608,627
                                                                --------------
Other Assets and Liabilities (net) -- (24.5)%                     (343,047,581)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,402,561,046
                                                                ==============

PORTFOLIO FOOTNOTES:
*      Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $57,348,104 and $66,329,982 respectively, resulting in a net unrealized depreciation of $8,981,878.
(a)    All or portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
COMMON STOCKS -- 98.3%

AEROSPACE & DEFENSE -- 5.5%
Boeing Co. (The)                                            211,350 $22,189,637
Empresa Brasileira de Aeronautica S.A. (ADR) (a)             57,300   2,516,616
General Dynamics Corp.                                      150,630  12,723,716
Lockheed Martin Corp.                                        20,140   2,184,989
United Technologies Corp.                                   239,630  19,285,422
                                                                    -----------
                                                                     58,900,380
                                                                    -----------
BANKS -- 0.7%
Northern Trust Corp.                                        118,300   7,839,741
                                                                    -----------
BEVERAGES -- 0.5%
Fomento Economico Mexicano SAB de C.V.                    1,380,000   5,142,575
                                                                    -----------
BIOTECHNOLOGY -- 1.9%
Celgene Corp. *(a)                                          148,090  10,560,298
Genentech, Inc. *                                           128,480  10,024,009
                                                                    -----------
                                                                     20,584,307
                                                                    -----------
BUILDING MATERIALS -- 0.8%
Fastenal Co. (a)                                            197,950   8,988,910
                                                                    -----------
CHEMICALS -- 4.1%
Monsanto Co.                                                309,870  26,568,254
Praxair, Inc.                                               201,740  16,897,742
                                                                    -----------
                                                                     43,465,996
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
Corporate Executive Board Co. (a)                           121,260   9,002,343
Moody's Corp.                                                32,340   1,629,936
Robert Half International, Inc.                             119,690   3,573,943
                                                                    -----------
                                                                     14,206,222
                                                                    -----------
COMPUTERS & PERIPHERALS -- 9.0%
Affiliated Computer Services, Inc. - Class A *              274,580  13,794,899
Apple, Inc. *                                               163,730  25,139,104
Cognizant Technology Solutions Corp. - Class A *            124,490   9,930,568
EMC Corp. *                                                 811,140  16,871,712
Network Appliance, Inc. *                                   289,120   7,780,219
Research In Motion, Ltd. *                                  227,400  22,410,270
                                                                    -----------
                                                                     95,926,772
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 1.1%
ABB, Ltd.                                                   457,171  11,950,397
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.2%
Thermo Fisher Scientific, Inc. *                            213,880  12,345,154
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 4.0%
Schlumberger, Ltd.                                          249,150  26,160,750
Smith International, Inc. (a)                               234,660  16,754,724
                                                                    -----------
                                                                     42,915,474
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 7.4%
Charles Schwab Corp. (The)                                  292,980   6,328,368
CME Group, Inc.                                              31,340  18,407,549
Fortress Investment Group LLC - Class A (a)                 442,130   9,426,212
Franklin Resources, Inc.                                     66,610   8,492,775
Goldman Sachs Group, Inc. (The)                              96,830  20,986,934
UBS AG                                                      281,674  15,091,380
                                                                    -----------
                                                                     78,733,218
                                                                    -----------
FINANCIAL SERVICES -- 0.6%
Freddie Mac                                                 113,540   6,699,995
                                                                    -----------

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
FOOD PRODUCTS -- 3.4%
Cadbury Schweppes Plc                                     1,210,590 $13,991,334
Nestle S.A.                                                  34,668  15,530,534
Sysco Corp.                                                 202,200   7,196,298
                                                                    -----------
                                                                     36,718,166
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
C.R. Bard, Inc.                                              51,910   4,577,943
Henry Schein, Inc. *                                        100,040   6,086,434
St. Jude Medical, Inc. *                                    184,660   8,137,966
                                                                    -----------
                                                                     18,802,343
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
Covance, Inc. *                                             101,980   7,944,242
WellPoint, Inc. *                                           157,210  12,407,013
                                                                    -----------
                                                                     20,351,255
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
Las Vegas Sands Corp. *(a)                                  176,400  23,535,288
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.1%
Reckitt Benckiser Plc                                       209,420  12,256,328
                                                                    -----------
INSURANCE -- 1.7%
Ambac Financial Group, Inc. (a)                              65,350   4,111,168
Prudential Financial, Inc.                                  145,860  14,233,019
                                                                    -----------
                                                                     18,344,187
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 5.9%
eBay, Inc. *                                                508,040  19,823,721
F5 Networks, Inc. *                                         134,760   5,011,724
Google, Inc. - Class A *                                     67,220  38,131,890
                                                                    -----------
                                                                     62,967,335
                                                                    -----------
MACHINERY -- 0.5%
Joy Global, Inc.                                            108,850   5,536,111
                                                                    -----------
MEDIA -- 2.8%
Comcast Corp. - Class A *                                   551,455  13,212,862
Liberty Global, Inc. *(a)                                   201,080   8,248,302
XM Satellite Radio Holdings, Inc. - Class A *(a)            610,160   8,645,967
                                                                    -----------
                                                                     30,107,131
                                                                    -----------
METALS & MINING -- 1.2%
Allegheny Technologies, Inc. (a)                             57,870   6,362,806
Precision Castparts Corp.                                    43,450   6,429,731
                                                                    -----------
                                                                     12,792,537
                                                                    -----------
OIL & GAS -- 3.5%
Kinder Morgan Management LLC *                                    1          36
Occidental Petroleum Corp.                                  224,990  14,417,359
Range Resources Corp.                                       307,320  12,495,631
XTO Energy, Inc.                                            161,990  10,017,462
                                                                    -----------
                                                                     36,930,488
                                                                    -----------
PHARMACEUTICALS -- 6.4%
Abbott Laboratories                                         142,800   7,656,936
Allergan, Inc.                                              100,620   6,486,971
Gilead Sciences, Inc. *                                     252,910  10,336,432
Medco Health Solutions, Inc. *                              133,390  12,057,122
Merck & Co., Inc.                                           176,130   9,104,160
Roche Holdings AG                                            79,406  14,351,453
Shire Plc                                                   323,120   7,930,304
                                                                    -----------
                                                                     67,923,378
                                                                    -----------

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                      SHARES /
SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                 ----------- --------------
REAL ESTATE -- 0.8%
CB Richard Ellis Group, Inc. - Class A *(a)              317,200 $    8,830,848
                                                                 --------------
RETAIL - MULTILINE -- 4.1%
Costco Wholesale Corp.                                   311,460     19,114,300
J.C. Penney Co., Inc. (a)                                218,700     13,859,019
Target Corp.                                             166,510     10,585,041
                                                                 --------------
                                                                     43,558,360
                                                                 --------------
RETAIL - SPECIALTY -- 1.8%
Abercrombie & Fitch Co. - Class A (a)                     65,650      5,297,955
Staples, Inc.                                            373,940      8,035,971
Tiffany & Co.                                            122,030      6,388,270
                                                                 --------------
                                                                     19,722,196
                                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.7%
ASML Holding N.V. (a)                                    281,500      9,250,090
Broadcom Corp. - Class A *(a)                            319,940     11,658,614
Microchip Technology, Inc. (a)                           216,210      7,852,747
                                                                 --------------
                                                                     28,761,451
                                                                 --------------
SOFTWARE -- 4.2%
Adobe Systems, Inc. *                                    294,960     12,877,953
Autodesk, Inc. *(a)                                      249,890     12,487,003
Microsoft Corp.                                          323,050      9,517,053
Red Hat, Inc. *(a)                                       208,010      4,133,159
Salesforce.com, Inc. *(a)                                111,730      5,733,984
                                                                 --------------
                                                                     44,749,152
                                                                 --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 6.2%
Amdocs, Ltd. *                                           294,730     10,961,009
Cisco Systems, Inc. *                                  1,105,950     36,618,004
Corning, Inc.                                            750,940     18,510,671
                                                                 --------------
                                                                     66,089,684
                                                                 --------------
TELECOMMUNICATION SERVICES - WIRELESS -- 6.7%
America Movil SAB de C.V. (ADR)                          166,100     10,630,400
American Tower Corp. - Class A *                         258,150     11,239,851
Crown Castle International Corp. *(a)                    279,090     11,339,427
NII Holdings, Inc. *                                     140,940     11,578,221
QUALCOMM, Inc.                                           328,400     13,878,184
Telefonaktiebolaget LM Ericsson (ADR)                    319,700     12,724,060
                                                                 --------------
                                                                     71,390,143
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Polo Ralph Lauren Corp.                                  178,690     13,893,147
                                                                 --------------
Total Common Stocks (Cost $837,420,977)                           1,050,958,669
                                                                 --------------
SHORT-TERM INVESTMENTS -- 10.0%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.000% to be repurchased at
  $19,373,842 on 10/01/07 collateralized by
  $19,780,000 FHLB at 4.375% due 09/17/10 with a
  value of $19,760,082.                              $19,369,000     19,369,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                       87,243,731     87,243,731
                                                                 --------------
Total Short-Term Investments
  (Cost $106,612,731)                                               106,612,731
                                                                 --------------

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                                    VALUE
                                                               --------------
TOTAL INVESTMENTS -- 108.3% (Cost $944,033,708#)               $1,157,571,400
                                                               --------------
Other Assets and Liabilities (net) -- (8.3)%                      (88,378,916)
                                                               --------------
TOTAL NET ASSETS -- 100.0%                                     $1,069,192,484
                                                               ==============
--------
Portfolio Footnotes:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $224,142,816 and $10,605,124 respectively, resulting in net unrealized appreciation of $213,537,692.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
MUNICIPALS -- 0.3%
Badger Tobacco Asset Securitization Corp. 6.375%, due
  06/01/32                                                $1,000,000 $1,039,620
California County Tobacco Securitization Agency 5.625%,
  due 06/01/23                                               160,000    160,469
New York City Municipal Water Finance Authority 4.750%,
  due 06/15/38                                               300,000    300,405
Tobacco Settlement Financing Corp.
   6.000%, due 06/01/23                                    1,000,000  1,017,760
   7.467%, due 06/01/47                                      600,000    589,944
Tobacco Settlement Revenue Management 6.375%, due
  05/15/28                                                   200,000    205,560
                                                                     ----------
Total Municipals
    (Cost $3,069,735)                                                 3,313,758
                                                                     ----------
DOMESTIC BONDS & DEBT SECURITIES -- 31.8%
ASSET-BACKED SECURITIES - 6.5%
Aames Mortgage Investment Trust 5.191%, due 04/25/36 +        43,067     43,012
Accredited Mortgage Loan Trust 5.291%, due 09/25/35 +          6,727      6,725
Ace Securities Corp. 5.181%, due 07/25/36 - 12/25/36 +       728,750    726,347
Alternative Loan Trust 5.201%, due 07/25/46 +                 54,789     54,741
American Home Mortgage Investment Trust 5.281%, due
  09/25/35 +                                                  81,664     81,542
Argent Securities, Inc.
   5.211%, due 03/25/36 +                                    239,279    238,942
   5.201%, due 04/25/36 +                                    223,801    223,591
   5.181%, due 10/25/36 +                                    829,036    825,409
Arkle Master Issuer Plc 5.733%, due 11/19/07 (144A) +(a)   1,300,000  1,299,773
Asset Backed Funding Certificates
   5.481%, due 06/25/34 +                                    919,988    899,180
   5.191%, due 11/25/36 +                                    132,217    131,308
Asset Backed Securities Corp. Home Equity 5.181%, due
  11/25/36 - 12/25/36 +                                    2,797,187  2,778,545
Bank One Issuance Trust 5.863%, due 12/15/10 +               700,000    699,672
Bear Stearns Asset Backed Securities Trust 6.503%, due
  10/25/37 +                                               5,800,000  5,780,184
Bear Stearns Asset Backed Securities, Inc.
   5.461%, due 10/25/32-01/25/36 +                           167,400    165,923
   5.331%, due 09/25/34 +                                    263,466    262,847
   5.211%, due 12/25/35 +                                     52,293     52,252
   5.221%, due 04/25/36 +                                    210,678    210,188
   5.181%, due 11/25/36 +                                    138,059    136,959
Carrington Mortgage Loan Trust 5.825%, due 10/25/35 +      1,532,134  1,507,998
Centex Home Equity Loan Trust 5.181%, due 06/25/36 +         631,992    631,213
Chase Credit Card Master Trust
   5.873%, due 02/15/10 +                                    300,000    300,000
   5.863%, due 10/15/10-02/15/11 +                         1,700,000  1,698,798
Chase Issuance Trust 5.763%, due 12/15/10 +                  400,000    399,625
Citibank Credit Card Issuance Trust 5.460%, due 01/15/10
  +                                                          500,000    500,112
Citigroup Mortgage Loan Trust, Inc. 4.700%, due 12/25/35
  +                                                        3,671,294  3,638,442
Countrywide Asset-Backed Certificates
   5.201%, due 07/25/36-09/25/36 +                           288,780    288,351
   5.261%, due 07/25/36 +                                    116,108    116,000
   5.181%, due 01/25/37-05/25/37 +                         1,889,377  1,882,578
   5.211%, due 06/25/37 +                                  2,746,055  2,729,752
   5.161%, due 01/25/46 +                                    953,522    949,351
   5.191%, due 09/25/46 +                                    342,138    341,016
   5.241%, due 10/25/46 +                                    843,424    840,656
Equity One ABS, Inc. 5.431%, due 04/25/34 +                  121,664    118,658
Fremont Home Loan Trust
   5.301%, due 01/25/36 +                                    148,537    148,136
   5.181%, due 10/25/36 +                                    122,082    121,246
   5.191%, due 01/25/37 +                                    529,558    525,752

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
GSAMP Trust
   5.421%, due 03/25/34 +                                 $  245,459 $  244,529
   5.201%, due 10/25/36 +                                     74,447     71,795
   5.171%, due 10/25/46 +                                    189,862    188,871
   5.231%, due 01/25/47 +                                  1,112,674  1,103,982
Home Equity Asset Trust
   5.211%, due 05/25/36 (144A)+(a)                           329,263    328,183
HSI Asset Securitization Corp. Trust 5.181%, due
  10/25/36 +                                                 221,541    219,706
Impac Secured Assets Corp. 5.211%, due 01/25/37 +            315,793    312,269
Indymac Residential Asset Backed Trust
   5.231%, due 03/25/36 +                                     28,672     28,665
   5.181%, due 11/25/36 +                                    301,260    300,319
JPMorgan Mortgage Acquisition Corp.
   5.341%, due 06/25/35 +                                      8,131      8,122
   5.181%, due 07/25/36-08/25/36 +                         1,129,621  1,122,410
   5.171%, due 08/25/36 +                                    149,426    148,762
   5.201%, due 11/25/36 +                                    229,722    228,393
   5.380%, due 04/01/37 +                                  2,542,464  2,519,882
Long Beach Mortgage Loan Trust
   5.685%, due 08/25/35 +                                    149,276    148,169
   5.211%, due 02/25/36 +                                     67,271     67,218
   5.201%, due 03/25/36 +                                     38,560     38,538
   5.161%, due 06/25/36 +                                     50,193     50,081
   5.171%, due 11/25/36 +                                    140,391    139,475
   5.191%, due 05/25/46 +                                     60,666     60,595
Master Asset Backed Securities Trust 5.191%, due
  10/25/36 +                                                  23,678     23,656
MBNA Credit Card Master Note Trust 5.853%, due 12/15/11 + 100,000 99,830 Merrill Lynch Floating Trust 5.823%, due 06/15/22
  (144A) +(a)                                                254,269    255,318
Merrill Lynch Mortgage Investors Trust
   5.201%, due 08/25/36-07/25/37 +                         2,696,493  2,686,692
   5.211%, due 01/25/37 +                                     30,791     30,787
   5.181%, due 05/25/37 +                                    599,652    596,747
   5.161%, due 06/25/37 +                                    273,542    272,673
   5.191%, due 10/25/37 +                                    597,483    593,126
Morgan Stanley ABS Capital I
   5.161%, due 06/25/36 +                                     30,204     30,096
   5.171%, due 06/25/36-10/25/36 +                         2,738,762  2,729,053
   5.181%, due 09/25/36-11/25/36 +                         3,464,011  3,432,121
Morgan Stanley IXIS Real Estate Capital Trust 5.181%,
  due 11/25/36 +                                             128,325    127,503
Nelnet Student Loan Trust 5.450%, due 07/25/16--10/25/16
  +                                                          527,965    528,238
Newcastle Mortgage Securities Trust 5.201%, due 03/25/36
  +                                                          158,433    157,793
Nomura Asset Acceptance Corp. 5.271%, due 01/25/36
  (144A) +(a)                                                208,564    200,144
Nomura Home Equity Loan, Inc. 5.211%, due 02/25/36 +          36,296     36,201
Option One Mortgage Loan Trust
   5.181%, due 07/25/36-01/25/37 +                         2,859,034  2,844,932
   5.171%, due 02/25/37 +                                     60,556     60,311
Park Place Securities, Inc. 5.391%, due 09/25/35 +            39,690     39,385
Phoenix Quake Wind, Ltd. 7.810%, due 07/03/08 (144A) +(b)  1,500,000  1,504,080
Residential Asset Mortgage Products, Inc. 5.201%, due
  11/25/36 +                                                 191,804    191,227
Residential Asset Securities Corp.
   5.201%, due 04/25/36-11/25/36 +                           313,023    311,956
   5.171%, due 06/25/36 +                                  1,744,166  1,738,735
   5.200%, due 11/25/36 +                                  1,401,555  1,390,844
Securitized Asset Backed Receivables LLC Trust 5.181%,
  due 09/25/36 +                                             181,300    179,785
SLM Student Loan Trust
   5.340%, due 04/25/12-04/25/14 +                         5,097,289  5,080,078
   5.330%, due 10/25/12-07/25/13 +                           382,557    382,393

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
Small Business Administration 4.504%, due 02/01/14      $ 1,878,444 $ 1,796,015
Soundview Home Equity Loan Trust
   5.361%, due 06/25/35 +                                    24,459      24,452
   5.181%, due 10/25/36 +                                   663,020     660,948
   5.231%, due 10/25/36 +                                   210,608     210,049
   5.191%, due 11/25/36 (144A)+(a)                          405,285     403,068
   5.211%, due 01/25/37 +                                 1,213,672   1,205,483
Soundview Home Loan Trust
   5.161%, due 07/25/36 +                                   239,163     239,013
Specialty Underwriting & Residential Finance
   5.161%, due 06/25/37 +                                    95,000      94,376
   5.176%, due 11/25/37 +                                    61,412      61,038
Structured Asset Investment Loan Trust 5.181%, due
  07/25/36 +                                                101,137     100,025
Structured Asset Securities Corp.
   4.900%, due 04/25/35 +                                 1,245,556   1,230,952
   5.322%, due 10/25/35 (144A)+(a)                          590,950     585,637
   5.261%, due 12/25/35 (144A)+(a)                          391,728     390,715
   5.181%, due 05/25/36-10/25/36 +                        1,042,487   1,035,936
Truman Capital Mortgage Loan Trust 5.471%, due
  01/25/34 (144A) +(a)                                       29,176      29,108
USAA Auto Owner Trust
   5.337%, due 07/11/08                                   2,871,010   2,871,010
Washington Mutual, Inc.
   5.421%, due 08/25/45 +                                    51,782      51,674
   5.777%, due 07/25/46 +                                 1,675,126   1,673,271
                                                                    -----------
                                                                     76,871,262
                                                                    -----------
AUTOMOBILES -- 0.3%
DaimlerChrysler NA Holding Corp. 6.053%, due 03/13/09 +   2,900,000   2,891,901
                                                                    -----------
AUTOMOTIVE LOANS -- 0.5%
Chrysler Finco Term Loan 5.000%, due 08/03/14
  (144A) (a)                                              5,600,000   5,600,638
                                                                    -----------
BANKS -- 4.6%
American Express Bank FSB 6.000%, due 09/13/17            2,700,000   2,691,373
American Express Centurion Bank
   5.819%, due 05/07/08 +                                   500,000     499,223
   6.000%, due 09/13/17                                   2,600,000   2,586,901
Bank of America Corp. 5.370%, due 11/06/09 +                900,000     896,529
Bank of Ireland
   5.608%, due 12/19/08 +                                12,400,000  12,393,850
   5.696%, due 12/18/09 +                                 1,100,000   1,096,976
Barclays Bank Plc
   5.450%, due 09/12/12                                   7,300,000   7,350,649
   7.434%, due 09/29/49 (144A)(a)                           700,000     745,214
Charter One Bank NA 5.410%, due 04/24/09 +                8,000,000   7,950,944
Commonwealth Bank of Australia 5.860%, due 06/08/09
  (144A) +(a)                                               400,000     399,822
DNB North Bank ASA 5.430%, due 10/13/09 (144A) +(a)       1,200,000   1,200,806
Export-Import Bank of Korea 5.580%, due 10/04/11
  (144A) +(a)                                             1,600,000   1,601,989
HBOS Treasury Services Plc 5.460%, due 10/01/07           2,000,000   2,000,000
Rabobank Nederland 5.380%, due 01/15/09 (144A) +(a)         800,000     800,618
Royal Bank of Scotland Group 7.092%, due 10/29/49 (e)       500,000     732,859
Royal Bank of Scotland Plc 5.410%, due 07/21/08
  (144A) +(a)                                               400,000     399,740
Santander US Debt SA Unipersonal 5.298%, due 09/19/08
  (144A) +(a)                                               500,000     499,698
Skandinaviska Enskilda Banken AB/New York 5.490%, due
  02/13/09 +                                              6,600,000   6,591,770
Unicredit Luxembourg Finance SA 5.410%, due 10/24/08
  (144A) +(a)                                             1,700,000   1,701,168
Wachovia Bank National Association
   5.494%, due 02/23/09 +                                   300,000     299,658
   5.691%, due 12/02/10 +                                 2,300,000   2,288,109
                                                                    -----------
                                                                     54,727,896
                                                                    -----------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.6%
Banc of America Funding Corp. 4.614%, due 02/20/36 +      $2,909,387 $2,910,062
Banc of America Mortgage Securities 6.500%, due 09/25/33     221,437    223,526
Bear Stearns ALT-A Trust 5.291%, due 02/25/34 +              704,828    698,598
Bear Stearns ARM Trust
   4.879%, due 01/25/35                                    9,433,851  9,328,907
   4.125%, due 03/25/35 +                                  2,723,532  2,679,295
Bear Stearns Commercial Mortgage Securities 6.440%, due
  06/16/30                                                   685,126    689,590
Bear Stearns Mortgage Funding Trust 5.201%, due 02/25/37
  +                                                        4,784,839  4,725,949
Bear Stearns Structured Products, Inc.
   5.683%, due 01/26/36                                    1,581,680  1,575,468
   5.320%, due 01/25/37 (144A)+(a)                         5,700,000  5,660,375
Citigroup Commercial Mortgage Trust 5.823%, due 08/15/21
  (144A) +(a)                                                231,885    231,346
Citigroup Mortgage Loan Trust, Inc.
   4.900%, due 12/25/35 +                                    207,451    206,663
   5.211%, due 12/25/35 +                                    337,673    337,356
   5.181%, due 11/25/36 +                                    320,733    320,044
Commercial Mortgage Pass Through Certificates 6.455%,
  due 05/15/32                                               633,745    637,673
Countrywide Alternative Loan Trust
   5.411%, due 12/25/35 +                                     99,120     98,156
   5.576%, due 09/20/46 +                                    441,214    439,657
   5.676%, due 02/20/47 +                                  1,375,072  1,341,989
   5.311%, due 05/25/47 +                                    440,193    425,952
Countrywide Home Loans
   3.776%, due 11/19/33 +                                    238,003    231,403
   5.421%, due 04/25/35 +                                  2,347,418  2,301,542
   5.471%, due 06/25/35 (144A)+(a)                           595,322    583,134
Credit Suisse First Boston Mortgage Securities Corp.
  4.938%, due 12/15/40                                       804,474    802,552
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
  5.231%, due 10/25/36 +                                     845,183    843,001
First Franklin Mortgage Loan Asset Backed Certificates
   5.221%, due 01/25/36 +                                    749,624    746,790
   5.181%, due 11/25/36-12/25/36 +                         2,250,321  2,225,044
   5.171%, due 01/25/38 +                                  1,481,993  1,473,961
First Horizon Pass Trust Mortgage 4.731%, due 06/25/34 + 814,040 807,839 GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37 5,409,650 5,343,976 Greenpoint Mortgage Funding Trust
   5.351%, due 06/25/45 +                                  1,186,674  1,164,116
   5.401%, due 11/25/45 +                                    538,778    529,483
   5.211%, due 10/25/46 +                                    643,944    639,799
GS Mortgage Loan Trust 4.540%, due 09/25/35 +              1,920,179  1,901,849
Harborview Mortgage Loan Trust
   5.723%, due 05/19/35 +                                    259,394    254,166
   5.593%, due 01/19/38 +                                    353,536    351,928
Indymac Index Mortgage Loan Trust 5.221%, due 11/25/46 +     799,723    804,629
JPMorgan Mortgage Trust 5.010%, due 07/25/35 +             1,365,245  1,353,402
Lehman XS Trust
   5.211%, due 04/25/46-11/25/46 +                         2,305,640  2,297,167
   5.201%, due 05/25/46 +                                    413,478    411,927
Master Adjustable Rate Mortgages Trust 3.786%, due
  11/21/34 +                                                 600,000    586,849
Mellon Residential Funding Corp.
   6.190%, due 12/15/30 +                                    220,302    218,292
   6.103%, due 11/15/31 +                                  1,019,619  1,016,366
Merrill Lynch Mortgage Investment, Inc. 4.250%, due
  10/25/35 +                                               5,459,338  5,339,908
Mystic Re, Ltd. 14.541%, due 12/05/08 (144A) +(b)            700,000    713,405
Residential Accredit Loans, Inc.
   5.431%, due 08/25/35 +                                    386,117    376,292

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
   6.343%, due 09/25/45 +                               $   399,023 $   395,033
Securitized Asset Sales, Inc. 7.594%, due 11/26/23            9,849       9,823
Sequoia Mortgage Trust 5.853%, due 10/19/26 +               423,285     419,178
Small Business Administration Participation
  Certificates 4.880%, due 11/01/24                       4,371,654   4,301,696
Structured Adjustable Rate Mortgage Loan Trust
   4.580%, due 02/25/34                                     600,557     607,035
   6.383%, due 01/25/35 +                                   303,970     304,875
Structured Asset Mortgage Investments II 5.321%, due
  06/25/36 +                                                304,480     297,178
Structured Asset Mortgage Investments, Inc.
   5.833%, due 10/19/34 +                                   253,151     253,124
   5.201%, due 08/25/36 +                                   571,649     568,941
TBW Mortgage Backed Pass Through Certificates
   5.231%, due 09/25/36 +                                   107,279     107,002
   5.241%, due 01/25/37 +                                   995,126     991,536
Thornburg Mortgage Securities Trust
   5.241%, due 03/25/46 +                                    88,218      88,705
   5.251%, due 10/25/46 +                                 2,157,338   2,099,744
Wachovia Bank Commercial Mortgage Trust
   5.833%, due 06/15/20 (144A)+(a)                        5,369,054   5,364,985
   5.843%, due 09/15/21 (144A)+(a)                        3,057,404   3,046,428
Washington Mutual
   6.183%, due 11/25/42 +                                   119,356     119,802
   5.421%, due 10/25/45 +                                 2,919,328   2,855,710
   5.391%, due 11/25/45 +                                   452,809     445,767
   5.983%, due 02/25/46 +                                   464,928     451,578
   6.483%, due 11/25/46 +                                   358,872     359,505
   5.793%, due 12/25/46 +                                   244,641     240,696
Wells Fargo Mortgage Backed Securities Trust
   3.540%, due 09/25/34 +                                   518,025     508,621
   4.110%, due 06/25/35 +                                   572,107     569,294
                                                                    -----------
                                                                     90,255,682
                                                                    -----------
CONSUMER FINANCE -- 0.6%
American Express Credit Corp. 5.780%, due 03/02/09 +      1,800,000   1,795,236
Ford Motor Credit Co.
   7.250%, due 10/25/11                                   5,800,000   5,439,901
   7.800%, due 06/01/12                                     400,000     380,882
                                                                    -----------
                                                                      7,616,019
                                                                    -----------
ELECTRIC UTILITIES -- 0.2%
NiSource Finance Corp. 6.064%, due 11/23/09 +               800,000     794,009
TXU Electric Delivery Co. 6.069%, due 09/16/08
  (144A) +(a)                                             2,000,000   1,980,116
                                                                    -----------
                                                                      2,774,125
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 7.5%
Atlas Reinsurance Plc 8.786%, due 01/10/10
  (144A) (b) (e)                                         11,500,000  16,524,830
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (a)       600,000     574,047
Calabash Re II, Ltd. 14.094%, due 01/08/10 (144A) +(b)      400,000     413,780
Citigroup Funding, Inc. 5.136%, due 04/23/09 +            7,000,000   6,993,448
Citigroup, Inc.
   5.409%, due 05/02/08 +                                   900,000     900,276
   5.240%, due 12/26/08 +                                 1,300,000   1,299,562
   5.400%, due 01/30/09 +                                   900,000     899,623
   5.228%, due 12/28/09 +                                 6,300,000   6,278,876
East Lane Re, Ltd. 12.356%, due 05/06/11 (144A) +(b)        400,000     401,956
General Electric Capital Corp.
   5.661%, due 03/04/08 +                                 3,300,000   3,299,089
   5.360%, due 10/24/08 +                                   800,000     797,286
   5.744%, due 12/12/08 +                                   800,000     798,691
   5.390%, due 10/26/09 +                                 1,000,000     995,270

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
Goldman Sachs Group, Inc.
   5.300%, due 12/22/08 +                               $ 3,800,000 $ 3,789,562
   5.250%, due 12/23/08 +                                 6,200,000   6,181,840
   5.498%, due 06/28/10 +                                 4,400,000   4,386,963
   6.750%, due 10/01/37                                     700,000     705,074
HSBC Finance Corp.
   5.500%, due 05/21/08 +                                 1,400,000   1,399,447
   5.420%, due 10/21/09 +                                 2,100,000   2,088,572
JPMorgan Chase & Co. 5.179%, due 06/26/09 +                 700,000     699,831
Lehman Brothers Holdings, Inc.
   5.179%, due 11/24/08 +                                   300,000     296,643
   5.260%, due 12/23/08 +                                 6,300,000   6,231,696
   6.200%, due 09/26/14                                     700,000     703,758
   7.000%, due 09/27/27                                     400,000     410,661
Longpoint Re, Ltd. 10.944%, due 05/08/10 (144A) +(b)      1,400,000   1,435,350
Merna Reinsurance, Ltd. 6.010%, due 07/07/10 +(144A)(b)   4,000,000   3,999,400
Merrill Lynch & Co., Inc.
   5.400%, due 10/23/08 +                                 2,500,000   2,493,303
   5.240%, due 12/22/08 +                                 4,100,000   4,087,298
   6.400%, due 08/28/17                                   2,700,000   2,790,933
Morgan Stanley
   5.189%, due 11/21/08 +                                 1,100,000   1,094,874
   5.600%, due 01/22/09                                     300,000     299,380
   5.470%, due 02/09/09 +                                 2,100,000   2,088,095
Redwood Capital IX, Ltd.
   11.610%, due 01/09/08 (144A)+(b)                       1,400,000   1,407,210
   13.110%, due 01/09/08 (144A)+(b)                         500,000     502,925
Vita Capital III, Ltd. 6.480%, due 01/01/12 (144A) +(b)     800,000     795,320
Vita Capital, Ltd. 6.260%, due 01/01/10 (144A) +(b)         400,000     397,580
                                                                    -----------
                                                                     88,462,449
                                                                    -----------
FINANCIAL SERVICES -- 0.1%
World Savings Bank FSB
   5.638%, due 06/20/08 +                                   300,000     300,234
   5.746%, due 03/02/09 +                                   300,000     301,039
   5.396%, due 05/08/09 +                                   400,000     400,418
                                                                    -----------
                                                                      1,001,691
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
HCA, Inc. 1.000%, due 11/14/13 (144A) (a)                 6,107,562   6,005,449
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Harrah's Operation Co., Inc. 7.500%, due 01/15/09           400,000     404,624
                                                                    -----------
INSURANCE -- 0.8%
American International Group, Inc. 5.210%, due
  06/23/08 (144A) +(a)                                    6,200,000   6,202,226
Foundation Re II, Ltd. 12.270%, due 11/26/10
  (144A) +(b)                                             1,000,000   1,026,550
Residential Reinsurance 2007, Ltd. 12.871%, due
  06/07/10 (144A) +(b)                                    1,600,000   1,638,960
Shackleton Re, Ltd. 13.358%, due 02/07/08 (144A) +(b)     1,000,000   1,009,100
                                                                    -----------
                                                                      9,876,836
                                                                    -----------
MEDIA -- 0.5%
EchoStar DBS Corp. 7.000%, due 10/01/13                   6,200,000   6,370,500
                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.3%
Weyerhaeuser Co. 6.210%, due 09/24/09 +                   2,900,000   2,906,835
                                                                    -----------
RETAIL - MULTILINE -- 0.3%
Wal-Mart Stores, Inc. 5.594%, due 06/16/08 +              3,600,000   3,602,012
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.0%

AT&T, Inc. 5.460%, due 02/05/10 +                        12,300,000  12,263,383
                                                                    -----------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  PAR AMOUNT      VALUE
--------------------                                -------------- ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.5%
America Movil S.A. de C.V. 5.300%, due 06/27/08
  (144A) +(a)                                       $    6,200,000 $  6,201,240
                                                                   ------------
Total Domestic Bonds & Debt Securities
    (Cost $376,920,824)                                             377,832,542
                                                                   ------------
FOREIGN BONDS & DEBT SECURITIES -- 4.9%
CANADA -- 0.1%
Government of Canada 3.000%, due 12/01/36                  652,458      784,535
                                                                   ------------
CAYMAN ISLANDS -- 0.1%
Atlantic & Western, Ltd. 11.610%, due 01/09/09
  (144A) +(b)                                            1,200,000    1,211,448
                                                                   ------------
FRANCE -- 0.9%
Government of France 3.000%, due 07/25/12 (e)            7,840,560   11,669,618
                                                                   ------------
JAPAN -- 3.2%
Japanese Government CPI Linked Bond
   0.800%, due 12/10/15 (f)                          2,635,260,000   22,249,657
   1.100%, due 12/10/16 (f)                            906,360,000    7,798,661
   1.200%, due 06/10/17 (f)                            903,600,000    7,797,460
                                                                   ------------
                                                                     37,845,778
                                                                   ------------
UNITED KINGDOM -- 0.6%
United Kingdom Gilt Inflation Linked 2.500%, due
  05/20/09 (g)                                           1,300,000    6,952,622
                                                                   ------------
Total Foreign Bonds & Debt Securities
    (Cost $57,916,328)                                               58,464,001
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 144.5%
Federal Home Loan Mortgage Corp.
   5.500%, due 05/15/16                                  8,493,596    8,565,173
   4.500%, due 05/15/17-09/01/22                         7,451,109    7,185,791
   5.983%, due 02/15/19 +                               21,341,767   21,286,722
   5.903%, due 07/15/19                                  6,740,368    6,719,895
   5.000%, due 02/15/20-09/01/37                        23,167,345   22,333,967
   5.903%, due 10/15/20 +                                6,764,772    6,745,103
   4.000%, due 03/15/23-10/15/23                           784,025      778,738
   6.103%, due 12/15/30 +                                  410,858      411,275
   5.391%, due 08/25/31 +                                  166,161      166,939
   4.554%, due 01/01/34 +                                  580,973      586,822
   6.000%, due 05/01/37-09/01/37                        14,500,000   14,519,424
   6.205%, due 10/25/44-02/25/45 +                      13,276,594   13,265,622
Federal National Mortgage Assoc.
   6.000%, due 05/01/21-04/01/37                        33,759,223   34,028,104
   5.500%, due 06/01/34-09/01/37                       170,572,193  167,128,021
   5.281%, due 08/25/34 +                                  469,973      466,879
   4.187%, due 11/01/34 +                                5,428,019    5,444,395
   4.678%, due 01/01/35 +                                  535,744      529,899
   4.673%, due 05/25/35 +                                2,700,000    2,685,365
   5.000%, due 06/01/36                                  8,799,124    8,397,224
   5.191%, due 12/25/36 +                                  536,079      531,515
   5.481%, due 05/25/42 +                                  260,818      257,846
   5.950%, due 02/25/44                                    877,926      879,620
   6.223%, due 03/01/44-09/01/44 +                       5,797,070    5,836,228
   6.222%, due 07/01/44 +                                  110,249      111,185
   5.500%, due TBA (c)                                  85,700,000   83,945,807
   6.000%, due TBA (c)                                  37,500,000   37,552,725
Government National Mortgage Assoc.
   5.500%, due 07/15/33-06/15/37                         5,899,504    5,818,961
   6.500%, due 10/15/35-09/15/37                        30,100,289   30,780,296
   6.000%, due 07/15/37-09/15/37                         6,000,003    6,039,707

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                ------------ --------------
U.S. Treasury Inflation Index Bond
   2.375%, due 04/15/11-01/15/27                    $321,974,171 $  324,899,387
   2.000%, due 04/15/12-01/15/26                     143,352,720    138,915,586
   3.625%, due 04/15/28                               58,900,174     71,766,210
   3.875%, due 04/15/29                               78,890,208    100,202,950
   3.375%, due 04/15/32                                2,812,440      3,436,011
U.S. Treasury Inflation Index Note
   3.500%, due 01/15/11                               41,231,295     43,041,637
   3.375%, due 01/15/12                                  820,043        862,584
   3.000%, due 07/15/12                               45,698,735     47,576,679
   2.000%, due 01/15/14-01/15/16                     276,014,744    271,826,735
   3.875%, due 01/15/09                               50,859,231     51,916,188
   4.250%, due 01/15/10                               32,453,137     33,997,225
   0.875%, due 04/15/10                               78,613,936     76,028,324
   1.875%, due 07/15/13                               25,369,792     24,973,414
   1.625%, due 01/15/15                               18,084,040     17,307,005
   2.500%, due 07/15/16                               10,609,309     10,809,899
U.S. Treasury Note 4.750%, due 08/15/17                4,100,000      4,156,379
                                                                 --------------
Total U. S. Government & Agency Obligations
    (Cost $1,710,547,145)                                         1,714,715,461
                                                                 --------------
CONVERTIBLE BONDS -- 0.4%
OIL & GAS -- 0.4%
Chesapeake Energy Corp. 2.500%, due 05/15/37
    (Cost -- $5,195,097)                               5,100,000      5,236,476
                                                                 --------------
OPTIONS -- 0.2%
Eurodollar Calls, Expire 06/26/08                      5,100,000         46,582
Eurodollar Calls, Expire 07/08/10                      5,600,000        217,038
Eurodollar Puts, Expire 06/26/08                       5,100,000        423,469
Eurodollar Puts, Expire 07/08/10                       5,600,000        435,550
FNMA TBA Puts, Expire 11/06/07 (c)                    35,000,000            280
FNMA TBA Puts, Expire 11/06/07 (c)                    10,000,000             70
FNMA TBA Puts, Expire 11/06/07 (c)                    20,000,000             40
FNMA TBA Puts, Expire 11/06/07 (c)                    27,400,000             27
FNMA TBA Puts, Expire 12/05/07 (c)                    27,500,000          2,118
FNMA TBA Puts, Expire 12/05/07 (c)                     3,000,000             42
Japanese Yen Calls, Expire 06/23/08                   14,600,000         83,979
Japanese Yen Puts, Expire 06/23/08                    14,600,000        881,533
U.S. Treasury Notes 5 Year Futures Calls, Expire
  11/20/07                                               507,000          7,909
U.S. Treasury Notes Futures Calls, Expire 11/20/07       959,000         14,984
                                                                 --------------
Total Options (Cost $1,957,943)                                       2,113,621
                                                                 --------------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
SHORT-TERM INVESTMENTS -- 29.5%
COMMERCIAL PAPER -- 28.0%
Abbey National Treasury Services Plc 5.276%, due
  07/02/08                                             $ 1,300,000 $  1,300,688
Barclays Plc 5.260%, due 11/06/07                       22,500,000   22,381,650
Dexia Delaware LLC 1.000%, due 09/29/08                  4,800,000    4,798,142
DNB North Bank ASA 5.225%, due 11/20/07 (144A) (a)      30,600,000   30,377,937
Fortis Bank
   5.625%, due 04/28/08                                    700,000      699,822
   1.000%, due 06/30/08-09/30/08                         6,200,000    6,197,679
Fortis Funding 5.125%, due 10/01/07 (144A) (a)          21,900,000   21,900,000
General Electric Capital Corp. 5.240%, due 10/31/07     28,400,000   28,275,987
HBOS Treasury Services Plc 5.250%, due 11/05/07          6,900,000    6,864,781
Nordea Bank Finland Plc
   5.318%, due 03/31/08                                    300,000      300,409
   5.298%, due 05/28/08-04/09/09                        18,800,000   18,795,394
Os Treasury Services Plc 5.250%, due 10/16/07           25,500,000   25,444,219
Rabobank USA Financial Corp. 5.000%, due 10/01/07       32,500,000   32,500,000
Royal Bank of Scotland Plc 5.265%, due 03/26/08          2,300,000    2,299,670
Skandinaviska Enskilda Banken AB
   5.272%, due 10/03/07                                    600,000      599,999
   5.250%, due 11/08/07 (144A)(a)                       25,900,000   25,756,471
   5.303%, due 02/04/08                                    100,000       99,997
Societe Generale North America
   5.260%, due 03/26/08                                  2,300,000    2,299,670
   5.268%, due 06/30/08                                  6,200,000    6,210,900
UBS Finance (Delaware) LLC
   4.750%, due 10/01/07                                 24,400,000   24,400,000
   5.230%, due 10/15/07                                  2,800,000    2,794,305
   5.245%, due 11/02/07                                  7,700,000    7,664,101
   5.225%, due 11/14/07                                    800,000      794,891
Unicredito Italiano S.p.A.
   5.358%, due 05/06/08                                  1,400,000    1,399,757
   5.506%, due 05/29/08 +                                4,000,000    3,997,352
Westpac Banking Corp. 5.250%, due 11/02/07 (144A) (a)   54,300,000   54,046,600
                                                                   ------------
                                                                    332,200,421
                                                                   ------------
REPURCHASE AGREEMENT -- 0.9%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 09/28/07 at 3.000% to be repurchased at
  $11,032,758 on 10/01/07 collateralized by
  $10,885,000 FNMA at 5.220% due 05/25/12 with a
  value of $11,252,369.                                 11,030,000   11,030,000
                                                                   ------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 0.6%
United States Treasury Bill
   3.707%, due 11/29/07 (d)                                 10,000        9,938
   3.786%, due 11/29/07 (d)                                750,000      745,268
   3.851%, due 11/29/07 (d)                                 50,000       49,679
   3.865%, due 11/29/07 (d)                                 30,000       29,807
   4.543%, due 11/29/07 (d)                                260,000      258,031
   3.472%, due 12/13/07 (d)                                435,000      431,895
   3.504%, due 12/13/07 (d)                                 20,000       19,856
   3.522%, due 12/13/07 (d)                                125,000      124,095
   3.551%, due 12/13/07 (d)                                265,000      263,065
   3.611%, due 12/13/07 (d)                                 80,000       79,406
   3.749%, due 12/13/07 (d)                              1,470,000    1,458,673
   3.778%, due 12/13/07 (d)                              1,960,000    1,944,778

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                PAR AMOUNT      VALUE
--------------------                                ---------- ---------------
   3.803%, due 12/13/07 (d)                          $900,000  $       892,965
                                                               ---------------
                                                                     6,307,456
                                                               ---------------
Total Short-Term Investments
    (Cost $349,538,793)                                            349,537,877
                                                               ---------------
TOTAL INVESTMENTS -- 211.6%
    (Cost $2,505,145,865#)                                       2,511,213,736
                                                               ---------------
Other Assets and Liabilities (net) -- (111.6)%                  (1,324,562,272)
                                                               ---------------
TOTAL NET ASSETS -- 100.0%                                     $ 1,186,651,464
                                                               ===============
--------
PORTFOLIO FOOTNOTES:

+ Variable or floating rate security. The stated rate represents the rate at September 30, 2007.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $9,964,075 and $3,896,204 respectively, resulting in a net unrealized appreciation of $6,067,871.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $153,994,056 of net assets.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $32,981,894 of net assets.
(c)  This security is traded on a "to-be-announced" basis.
(d)  Zero coupon bond--Interest rate represents current yield to maturity.
(e)  Par shown in Euro. Value in USD.
(f)  Par shown in Japanese Yen. Value in USD.
(g)  Par shown in Pound Sterling. Value in USD.
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Bond Portfolio at September 30, 2007, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                  PERCENT OF
                                                                   PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                           (UNAUDITED)
---------------------------------------                           -----------
AAA                                                                  76.54%
AA                                                                    4.46
A                                                                    13.33
BBB                                                                   0.71
BB                                                                    0.74
B                                                                     0.31
Other                                                                 3.91
                                                                    ------
Total:                                                              100.00%
                                                                    ======

                                             STRIKE   NUMBER OF
CALL OPTIONS                      EXPIRATION PRICE    CONTRACTS      VALUE
------------                      ---------- ------- -----------  -----------
U.S. Treasury Note 10 Year
  Futures                         11/20/2007 $111.00        (104) $   (39,000)
U.S. Treasury Note 10 Year
  Futures                         11/20/2007  112.00        (268)     (70,317)
Swaption                          08/07/2008    5.67  (3,400,000)    (196,917)
Swaption                          08/07/2008    5.67  (2,700,000)    (156,376)
Swaption                          12/20/2007    0.70  (1,000,000)      (6,126)
Swaption                          09/20/2010    5.37 (13,000,000)    (380,623)
Swaption                          08/07/2008    5.67  (4,800,000)    (278,001)
Swaption                          12/20/2007    0.70  (3,000,000)     (18,379)
Option on Foreign Currency USD
  of JPY                          06/23/2008  118.15  (4,300,000)     (24,759)
                                                                  -----------
(Written Option Premium $993,961)                                 $(1,170,498)
                                                                  ===========

                                             STRIKE
PUT OPTIONS                       EXPIRATION PRICE    CONTRACTS      VALUE
-----------                       ---------- ------- -----------  -----------
U.S. Treasury Note 10 Year
  Futures                         11/20/2007 $107.00        (268) $   (49,379)
Swaption                          08/07/2008    5.67  (2,700,000)     (86,182)
Swaption                          12/20/2007    1.00  (1,000,000)        (986)
Swaption                          09/20/2010    5.37 (13,000,000)    (459,061)
Swaption                          08/07/2008    5.67  (3,400,000)    (108,525)
Swaption                          12/20/2007    1.00  (3,000,000)      (2,959)
Swaption                          08/07/2008    5.67  (4,800,000)    (153,212)
Option on Foreign Currency USD
  of JPY                          06/23/2008  118.15  (4,300,000)    (259,604)
                                                                  -----------
(Written Option Premium
  $1,235,120)                                                     $(1,119,908)
                                                                  ===========

JPY - Japanese Yen
USD - United State Dollar

SECURITY SOLD SHORT            INTEREST RATE  MATURITY   PROCEEDS      VALUE
-------------------            ------------- ---------- ----------- -----------
U.S. Treasury Bond                 4.750%     2/15/2037 $   293,716 $   295,946
U.S. Treasury Note                 4.250%    11/15/2013  14,077,277  14,562,361
U.S. Treasury Note                 4.250%    08/15/2014     693,862     695,297
U.S. Treasury Note                 1.875%    07/15/2015  30,496,941  30,512,537
U.S. Treasury Note                 4.625%    11/15/2016   2,047,901   2,010,470
U.S. Treasury Note                 4.750%    08/15/2017  12,172,541  12,063,637
U.S. Treasury Note                 4.125%     8/31/2012   7,267,759   7,272,632
                                                        ----------- -----------
                                                        $67,049,997 $67,412,880
                                                        =========== ===========

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

Forward Foreign Currency Contracts to Buy:

                                                                 NET UNREALIZED
SETTLEMENT                             VALUE AT      IN EXCHANGE APPRECIATION/
DATE         CONTRACTS TO DELIVER SEPTEMBER 30, 2007  FOR U.S.$  (DEPRECIATION)
----------   -------------------- ------------------ ----------- --------------
10/2/2007        1,005,568   BRL     $   549,131     $   512,000   $   37,131
10/2/2007          956,093   BRL         522,113         495,000       27,113
10/2/2007          982,005   BRL         536,263         510,000       26,263
10/2/2007          764,622   BRL         417,552         397,000       20,552
10/2/2007          998,959   BRL         545,522         514,000       31,522
10/2/2007          351,198   BRL         191,786         179,000       12,786
10/2/2007        1,422,035   BRL         776,559         758,621       17,938
10/2/2007        1,421,276   BRL         776,145         758,621       17,524
10/2/2007        1,423,552   BRL         777,387         758,620       18,767
10/2/2007        1,418,241   BRL         774,487         758,620       15,867
10/2/2007        3,743,253   BRL       2,044,153       1,998,000       46,153
10/2/2007          913,015   BRL         498,588         491,000        7,588
10/2/2007          380,265   BRL         207,659         202,000        5,659
11/5/2007       18,468,602   BRL      10,045,473       9,653,000      392,473
3/4/2008           930,618   BRL         499,697         492,000        7,697
7/2/2008        15,780,081   BRL       8,343,929       7,856,649      487,280
1/10/2008       89,397,702   CNY      12,104,858      11,982,000      122,858
1/10/2008       18,047,295   CNY       2,443,686       2,415,000       28,686
3/7/2008        15,665,936   CNY       2,141,491       2,132,000        9,491
3/7/2008         4,737,118   CNY         647,551         646,000        1,551
3/7/2008         9,551,472   CNY       1,305,660       1,302,000        3,660
3/7/2008         4,801,150   CNY         656,304         655,000        1,304
3/7/2008         4,753,276   CNY         649,760         649,000          760
3/7/2008         9,140,352   CNY       1,249,461       1,248,000        1,461
3/7/2008         9,212,963   CNY       1,259,387       1,258,000        1,387
3/7/2008        22,512,104   CNY       3,077,344       3,038,481       38,863
3/2/2009        43,461,700   CNY       6,254,331       6,130,000      124,331
3/2/2009        16,098,390   CNY       2,316,630       2,277,000       39,630
3/2/2009        17,335,640   CNY       2,494,675       2,452,000       42,675
3/2/2009        18,414,165   CNY       2,649,880       2,607,500       42,380
10/25/2007     747,264,000   JPY       6,518,949       6,480,591       38,358
1/30/2008       91,060,000   KRW          99,935         100,000          (65)
1/30/2008       74,348,750   KRW          81,595          81,756         (161)
5/30/2008    2,582,324,443   KRW       2,839,312       2,769,545       69,767
5/30/2008    2,572,438,707   KRW       2,828,443       2,756,874       71,569
3/13/2008        5,686,272   MXN         514,032         512,000        2,032
3/13/2008       14,452,669   MXN       1,306,503       1,322,657      (16,154)
3/13/2008       13,108,200   MXN       1,184,964       1,200,000      (15,036)
3/13/2008       14,610,068   MXN       1,320,731       1,337,000      (16,269)
3/13/2008       14,616,107   MXN       1,321,277       1,336,000      (14,723)
3/13/2008       14,608,998   MXN       1,320,635       1,337,000      (16,365)
3/13/2008        9,168,600   MXN         828,830         840,000      (11,170)
3/13/2008       16,841,999   MXN       1,522,495       1,543,000      (20,505)
3/13/2008        9,321,495   MXN         842,651         854,000      (11,349)
3/13/2008        8,864,604   MXN         801,349         812,000      (10,651)
3/13/2008        5,386,662   MXN         486,947         492,000       (5,053)
7/10/2008       22,728,360   MXN       2,033,448       2,020,837       12,611
7/10/2008       58,949,159   MXN       5,274,031       5,250,660       23,371
7/10/2008        4,190,670   MXN         374,929         374,000          929
7/10/2008       10,434,648   MXN         933,561         931,000        2,561
7/10/2008       19,857,338   MXN       1,776,585       1,771,000        5,585
7/10/2008        9,284,778   MXN         830,685         828,000        2,685
7/10/2008        9,296,821   MXN         831,763         829,000        2,763
7/10/2008       17,765,218   MXN       1,589,409       1,583,000        6,409
7/10/2008        3,870,875   MXN         346,317         346,000          317
5/21/2008        4,791,080   MYR       1,420,895       1,420,000          895
7/10/2008       16,342,519   PLN       6,145,652       5,950,307      195,345
12/10/2007         775,545   RUB          31,003          29,590        1,413
12/10/2007         869,659   RUB          34,765          33,193        1,572
12/10/2007         892,796   RUB          35,690          34,082        1,608
1/11/2008       13,250,560   RUB         529,286         512,000       17,286
1/11/2008       12,815,550   RUB         511,910         495,000       16,910
1/11/2008       13,183,500   RUB         526,607         510,000       16,607
1/11/2008       10,259,473   RUB         409,809         397,000       12,809
1/11/2008       13,289,470   RUB         530,840         514,000       16,840
1/11/2008        4,598,510   RUB         183,685         179,000        4,685
1/11/2008       50,489,460   RUB       2,016,772       1,998,000       18,772
1/11/2008       12,400,205   RUB         495,319         491,000        4,319
1/11/2008       12,420,540   RUB         496,131         492,000        4,131
1/11/2008        5,123,730   RUB         204,664         202,000        2,664
10/3/2007        2,238,981   SGD       1,508,772       1,465,000       43,772
10/3/2007        1,475,311   SGD         994,161         967,417       26,744
10/3/2007        3,003,793   SGD       2,024,152       1,998,000       26,152
10/3/2007          735,911   SGD         495,905         491,000        4,905
10/3/2007          736,524   SGD         496,318         492,000        4,318
10/3/2007          303,364   SGD         204,427         202,000        2,427
2/20/2008          118,744   SGD          80,789          80,000          789
2/20/2008          153,959   SGD         104,748         103,223        1,525
5/22/2008        3,310,797   SGD       2,264,004       2,212,656       51,348
5/22/2008        3,302,401   SGD       2,258,262       2,208,373       49,889
5/22/2008        1,779,666   SGD       1,216,979       1,197,944       19,035
                                                                   ----------
                                                                   $2,279,566
                                                                   ==========

Forward Foreign Currency Contracts to Sell:

                                                                 NET UNREALIZED
SETTLEMENT                             VALUE AT      IN EXCHANGE APPRECIATION/
DATE         CONTRACTS TO DELIVER SEPTEMBER 30, 2007  FOR U.S.$  (DEPRECIATION)
----------   -------------------- ------------------ ----------- --------------
10/2/2007       15,780,081   BRL     $ 8,617,344     $ 8,067,526  $  (549,818)
11/1/2007          929,000   CAD         932,878         916,386      (16,492)
12/6/2007        1,032,000   CHF         888,416         859,498      (28,918)
1/10/2008       88,199,998   CNY      11,942,683      11,965,000       22,317
1/10/2008       17,943,296   CNY       2,429,604       2,432,000        2,396
1/10/2008          650,852   CNY          88,128          88,051          (77)
1/10/2008          650,852   CNY          88,128          88,051          (77)
3/7/2008        21,469,435   CNY       2,934,814       2,938,000        3,186
3/7/2008        21,113,114   CNY       2,886,105       2,893,000        6,895
3/7/2008        37,791,822   CNY       5,166,039       5,159,293       (6,746)
3/2/2009        39,688,280   CNY       5,711,320       5,686,000      (25,320)
3/2/2009        19,935,750   CNY       2,868,843       2,850,000      (18,843)
3/2/2009        13,173,762   CNY       1,895,763       1,876,604      (19,159)
3/2/2009        22,512,104   CNY       3,239,592       3,183,723      (55,869)
10/4/2007       23,910,000   EUR      33,998,666      32,481,855   (1,516,811)
10/25/2007     326,540,000   JPY       2,848,655       2,707,336     (141,319)
10/25/2007   5,578,722,000   JPY      48,667,413      48,865,432      198,019
10/3/2007        3,361,024   SGD       2,264,878       2,212,656      (52,222)
10/3/2007        3,353,194   SGD       2,259,601       2,208,373      (51,228)
10/3/2007        1,779,666   SGD       1,199,256       1,180,385      (18,871)
                                                                  -----------
                                                                  $(2,268,957)
                                                                  ===========
--------
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - China Yuan Renminbi
EUR - Euro Dollar
GBP - Great Britain Pound
JPY - Japanese Yen
KWR - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

                                                                                                UNREALIZED
                                                                   NUMBER OF                  APPRECIATION/
DESCRIPTION                                  EXPIRATION DATE       CONTRACTS  NOTIONAL VALUE  (DEPRECIATION)
-----------                              ------------------------  --------- ---------------  --------------
LIBOR Futures                            December 2007 - Long          415   $        18,156    $  31,726
Euro Dollar Futures                      December 2007 - Long          452       107,525,150       19,313
LIBOR Futures                            March 2008 - Long           1,127       132,887,388     (209,140)
Lif UK 90 Day LIBOR Futures              March 2008 - Long           1,376            17,200       17,532
Euro Dollar Futures                      March 2008 - Long              78        18,618,600       93,600
LIBOR Futures                            June 2008 - Long            1,045       123,414,500      253,124
Lif UK 90 Day LIBOR Futures              June 2008 - Long              381             2,381            -
Euro Dollar Futures                      June 2008 - Long              393        93,951,563      327,313
LIBOR Futures                            September 2008 - Long         332        39,234,100       17,430
Euro Dollar Futures                      September 2008 - Long         102        24,400,950      174,675
EURIBOR Futures                          December 2008 - Long          298        71,341,200      221,783
Euro Dollar Futures                      December 2008 - Long          405        96,881,063      251,775
Euro Dollar Futures                      March 2009 - Long             405        96,810,188      252,600
LIBOR Futures                            June 2009 - Long               10         1,182,125          510
Euro Dollar Futures                      June 2009 - Long              405        96,693,750      236,363
Euro Dollar Futures                      September 2009 - Long         303        72,261,713       77,813
Germany Federal Republic 10 Year Futures December 2007 - Short         (94)      (10,591,920)     (50,559)
Japan Government Bonds 10 Year Futures   December 2007 - Short          (9)   (1,214,460,000)     100,191
U.S. Treasury Bond Futures               December 2007 - Short      (1,428)     (158,998,875)       7,117
U.S. Treasury Note 10 Year Futures       December 2007 - Short        (864)      (94,419,000)    (482,031)
U.S. Treasury Note 5 Year Futures        December 2007 - Short        (692)      (74,065,625)    (362,016)
EURIBOR Futures                          September 2008 - Short       (110)      (26,334,000)      29,325
EURIBOR Futures                          June 2009 - Short              (7)       (1,675,450)        (124)

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE            DESCRIPTION             VALUE
---------------       ---------- ---------------------------- -----------
   1,300,000    USD    9/20/2008 Agreement with Goldman       $(18,254.00)
                                 Sachs International, dated
                                 07/06/2007 to receive the
                                 notional amount multiplied
                                 by 1.400% and to pay par in
                                 event of default of
                                 underlying sovereign
                                 entities of the Ford Motor
                                 Credit Company, LLC.

   3,400,000    USD   12/20/2008 Agreement with Lehman             (1,092)
                                 Brothers dated 12/06/2006
                                 to receive the notional
                                 amount multiplied by 0.370%
                                 and to pay par in the event
                                 of default of underlying
                                 soveraign entities of the
                                 Repulbic of Peru.

   3,400,000    USD   12/20/2008 Agreement with Morgan             (5,007)
                                 Stanley Capital Services,
                                 Inc., dated 12/06/2006 to
                                 receive the notional amount
                                 multiplied by 0.300% and to
                                 pay par in event of default
                                 of underlying sovereign
                                 entities of the Republic of
                                 Panama.

   7,500,000    USD    6/20/2009 Agreement with Goldman            59,641
                                 Sachs Capital Markets,
                                 L.P., dated 6/01/2007 to
                                 receive semi-annually the
                                 notional amount multiplied
                                 by 5.00% and to pay
                                 semi-annually the notional
                                 amount multiplied by the 3
                                 month USD-LIBOR-BBA.

  36,800,000    USD   12/19/2009 Agreement with Morgan            292,636
                                 Stanley Capital Services,
                                 Inc., dated 08/13/2007 to
                                 receive semi-annually the
                                 notional amount multiplied
                                 by 5.00% and to pay
                                 semi-annually the notional
                                 amount multiplied by the 3
                                 month USD-LIBOR-BBA.

     540,000    USD    6/20/2012 Agreement with Morgan             11,603
                                 Stanley Capital Services,
                                 Inc., dated 09/17/2007 to
                                 receive the notional amount
                                 multiplied by 2.750% and to
                                 pay par in event of default
                                 of underlying sovereign
                                 entities of the CDX.NA.HY.8.

  26,000,000    USD    6/20/2012 Agreement with Bank of            25,829
                                 America, N.A., dated
                                 09/17/2007 to receive the
                                 notional amount multiplied
                                 by 0.350% and to pay par in
                                 event of default of
                                 underlying sovereign
                                 entities of the CDX.NA.HY.8.

  10,600,000    USD    6/20/2012 Agreement with Lehman            227,755
                                 Brothers Special Financing,
                                 Inc., dated 09/14/2007 to
                                 receive the notional amount
                                 multiplied by 2.750% and to
                                 pay par in event of default
                                 of underlying sovereign
                                 entities of the CDX.NA.HY.8.

     420,000    USD    6/20/2012 Agreement with Lehman             14,473
                                 Brothers Special Financing,
                                 Inc., dated 08/07/2007 to
                                 receive the notional amount
                                 multiplied by 2.750% and to
                                 pay par in event of default
                                 of underlying sovereign
                                 entities of the CDX.NA.HY.8.

   4,400,000    USD    6/20/2012 Agreement with Merrill            94,540
                                 Lynch International, dated
                                 09/17/2007 to receive the
                                 notional amount multiplied
                                 by 2.750% and to pay par in
                                 event of default of
                                 underlying sovereign
                                 entities of the CDX.NA.HY.8.

   2,100,000    USD    6/20/2012 Agreement with Lehman             59,983
                                 Brothers Special Financing,
                                 Inc., dated 08/07/2007 to
                                 receive the notional amount
                                 multiplied by 2.300% and to
                                 pay par in event of default
                                 of underlying sovereign
                                 entities of the CDX.NA.HY.8.

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE                DESCRIPTION                VALUE
---------------       ---------- -----------------------------------  --------
     250,000    USD   6/20/2012  Agreement with J.P. Morgan Chase     $  9,215
                                 Bank, N.A., dated 08/07/2007 to
                                 receive the notional amount
                                 multiplied by 2.497% and to pay par
                                 in event of default of underlying
                                 sovereign entities of the
                                 CDX.NA.HY.8.

     700,000    USD   6/20/2012  Agreement with Bank of America,        14,196
                                 N.A., dated 09/17/2007 to receive
                                 the notional amount multiplied by
                                 1.400% and to pay par in event of
                                 default of underlying sovereign
                                 entities of the CDX.NA.XO.8.

     380,000    USD   6/20/2012  Agreement with Merrill Lynch           13,415
                                 International, dated 08/07/2007 to
                                 receive the notional amount
                                 multiplied by 2.460% and to pay par
                                 in event of default of underlying
                                 sovereign entities of the
                                 CDX.NA.HY.8.

     600,000    USD   6/20/2012  Agreement with Morgan Stanley          75,955
                                 Capital Services, Inc., dated
                                 08/17/2007 to receive the notional
                                 amount multiplied by 7.300% and to
                                 pay par in event of default of
                                 underlying sovereign entities of
                                 the GMAC LLC.

     400,000    USD   9/20/2012  Agreement with J.P. Morgan Chase         (375)
                                 Bank, N.A., dated 07/20/2007 to
                                 receive the notional amount
                                 multiplied by 3.85% and to pay par
                                 in event of default of underlying
                                 sovereign entities of the Ford
                                 Motor Credit Company, LLC.

     500,000    USD   9/20/2012  Agreement with Merrill Lynch          (28,753)
                                 International, dated 09/17/2007 to
                                 receive the notional amount
                                 multiplied by 2.750% and to pay par
                                 in event of default of underlying
                                 sovereign entities of the GMAC LLC.

     800,000    USD   9/20/2012  Agreement with Citibank, N.A., New    118,747
                                 York, dated 08/16/2007 to receive
                                 the notional amount multiplied by
                                 7.350% and to pay par in event of
                                 default of underlying sovereign
                                 entities of the GMAC LLC.

     500,000    USD   9/20/2012  Agreement with Citibank, N.A., New    (32,318)
                                 York, dated 08/14/2007 to receive
                                 the notional amount multiplied by
                                 5.00% and to pay par in event of
                                 default of underlying sovereign
                                 entities of the GMAC LLC.

     800,000    USD   9/20/2012  Agreement with Morgan Stanley          10,933
                                 Capital Services, Inc., dated
                                 08/14/2007 to receive the notional
                                 amount multiplied by 0.750% and to
                                 pay par in event of default of
                                 underlying sovereign entities of
                                 the The Goldman Sachs Group, Inc.

   4,900,000    USD   9/20/2012  Agreement with Morgan Stanley         718,589
                                 Capital Services, Inc., dated
                                 08/16/2007 to receive the notional
                                 amount multiplied by 7.300% and to
                                 pay par in event of default of
                                 underlying sovereign entities of
                                 the GMAC LLC.

   1,000,000    USD   9/20/2012  Agreement with Morgan Stanley          (2,710)
                                 Capital Services, Inc., dated
                                 07/20/2007 to receive the notional
                                 amount multiplied by 3.800% and to
                                 pay par in event of default of
                                 underlying sovereign entities of
                                 the Ford Motor Credit Company, LLC.

     700,000    USD   9/20/2012  Agreement with Bank of America,        95,167
                                 N.A., dated 08/17/2007 to receive
                                 the notional amount multiplied by
                                 7.300% and to pay par in event of
                                 default of underlying sovereign
                                 entities of the GMAC LLC.

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE              DESCRIPTION                VALUE
---------------       ---------- --------------------------------- -----------
   1,300,000    USD   9/20/2012  Agreement with Goldman Sachs      $    (6,365)
                                 International, dated 07/20/2007
                                 to receive the notional amount
                                 multiplied by 3.050% and to pay
                                 par in event of default of
                                 underlying sovereign entities of
                                 the GMAC LLC.

  18,300,000    USD   12/19/2012 Agreement with Lehman Brothers        105,436
                                 dated 06/19/2007 to pay
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to receive semi-annually the
                                 notional amount multiplied by
                                 the 3 month USD-LIBOR-BBA.

  11,500,000    USD   12/19/2012 Agreement with Morgan Stanley          66,257
                                 Capital Services, Inc., dated
                                 01/21/2007to receive
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by
                                 the 3 month USD-LIBOR-BBA.

   6,200,000    USD   12/19/2014 Agreement with Lehman Brothers         13,266
                                 Special Financing, Inc., dated
                                 07/02/2007 to receive
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by
                                 the 3 month USD-LIBOR-BBA.

  27,100,000    USD   6/19/2017  Agreement with Morgan Stanley         438,859
                                 Capital Services, Inc., dated
                                 1/15/2007 to receive
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by
                                 the 3 month USD-LIBOR-BBA.

  28,000,000    USD   6/20/2017  Agreement with J.P. Morgan Chase      430,896
                                 Bank dated 12/08/2006 to pay
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to receive semi-annually the
                                 notional amount multiplied by
                                 the 3 month USD-LIBOR-BBA.

   3,200,000    USD   12/19/2017 Agreement with J.P. Morgan Chase       51,821
                                 Bank dated 01/27/2007 to pay
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to receive semi-annually the
                                 notional amount multiplied by
                                 the 3 month USD-LIBOR-BBA.

   9,400,000    USD   12/19/2017 Agreement with Bank of America,       152,224
                                 N.A., dated 08/23/2007 to
                                 receive semi-annually the
                                 notional amount multiplied by
                                 5.00% and to pay semi-annually
                                 the notional amount multiplied
                                 by the 3 month USD-LIBOR-BBA.

   6,700,000    USD   12/20/2012 Agreement with Citibank, N.A.,         15,391
                                 New York, dated 09/20/2007 to
                                 receive the notional amount
                                 multiplied by 0.400% and to pay
                                 par in event of default of
                                 underlying sovereign entities of
                                 the The Goldman Sachs Group, Inc.

  20,800,000    USD   12/19/2037 Agreement with Morgan Stanley      (1,377,047)
                                 Captial Services, Inc., dated
                                 6/01/2007 to receive
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by
                                 the 3 month USD-LIBOR-BBA.

   3,600,000    AUD   1/15/2010  Agreement with J.P. Morgan Chase      (29,034)
                                 Bank dated 1/23/2007 to pay
                                 semi-annually the notional
                                 amount multiplied by the 6 month
                                 AUD-BBR-BBSW and to receive
                                 semi-annually the notional
                                 amount multiplied by 6.5%.

  30,400,000    AUD   12/15/2009 Agreement with Morgan Stanley          (2,850)
                                 Capital Services, Inc., dated
                                 07/24/2007to receive
                                 semi-annually the notional
                                 amount multiplied by 7.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by
                                 the 6 month AUD-BBR-BBSW.

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                       EXPIRATION
 NOTIONAL AMOUNT          DATE              DESCRIPTION                VALUE
 ---------------       ---------- --------------------------------  ----------
      3,800,000  AUD   12/15/2017 Agreement with Morgan Stanley     $    7,659
                                  Capital Services, Inc., dated
                                  07/24/2007to receive
                                  semi-annually the notional
                                  amount multiplied by 6.75% and
                                  to pay semi-annually the
                                  notional amount multiplied by
                                  the 6 month AUD-BBR-BBSW.

      8,800,000  BRL     1/2/2012 Agreement with Morgan Stanley       (172,689)
                                  Capital Services, Inc. dated
                                  08/10/07 to receive annually the
                                  notional amount multiplied by
                                  10.115% and pay semi-annually
                                  multiplied by the BRL PTAX
                                  (BRL09).

        200,000  CAD    6/20/2017 Agreement with Bank of America,       (3,519)
                                  N.A., dated 07/10/2007 to pay
                                  semi-annually the notional
                                  amount multiplied by the 6 month
                                  CAD-BA-CDOR and to receive 3
                                  month the notional amount
                                  multiplied by 5.50%.

     82,600,000  EUR    7/14/2011 Agreement with J.P. Morgan Chase   2,108,754
                                  Bank dated 10/26/2006 to pay
                                  July 14, 2011 [(FRCPxtob End
                                  Index/FRCPxtob Start
                                  Index)-1}*Notion and to receive
                                  July 14, 20011
                                  {[1+2.26125%)^5]-1}*Notional.

      4,700,000  EUR    4/10/2012 Agreement with J.P. Morgan Chase     (38,237)
                                  Bank dated 10/02/2006 to pay
                                  April 10, 2016 [(FRCPxtob End
                                  Index/FRCPxtob Start
                                  Index)-1}*Notional and to
                                  receive April 10, 2012
                                  {[1+1.19575%)^5]-1}*Notional.

      9,400,000  EUR    6/17/2015 Agreement with Goldman Sachs          85,437
                                  Capital Markets, L.P. dated
                                  08/05/2005 to pay annually the
                                  notional amount multiplied by
                                  4.50% and to receive annually
                                  the notional amount multiplied
                                  by the 6 month
                                  EUR-EURIBOR-Telerate.

      2,500,000  EUR   10/15/2016 Agreement with J.P. Morgan Chase       1,786
                                  Bank dated 10/02/2006 to pay
                                  October 15, 2016 [(FRCPxtob End
                                  Index/FRCPxtob Start
                                  Index)-1}*Notional and to
                                  receive October 15,2011
                                  {[1+2.3525%)^5]-1}*Notional.

     10,000,000  GBP    6/15/2008 Agreement with J.P. Morgan Chase    (139,944)
                                  Bank dated 10/4/2004 to pay
                                  semi-annually the notional
                                  amount multiplied by the 6 month
                                  GBP-LIBOR-BBA and to receive
                                  semi-annually the notional
                                  amount multiplied by 5%.

     28,700,000  GBP    9/15/2015 Agreement with Goldman Sachs       1,963,474
                                  Capital Markets L.P. dated
                                  3/28/2007 to receive the
                                  notional amount multiplied by
                                  the GBP-LIBOR-BBAand to pay
                                  semi-annually the notional
                                  amount multiplied by 5.61875%.

  3,200,000,000  JPY    3/18/2009 Agreement with Morgan Stanley        (50,333)
                                  Capital Services Inc., dated
                                  01/05/2007 to receive
                                  semi-annually the notional
                                  amount multiplied by the 6 month
                                  JPY-LIBOR-BBA and to pay
                                  semi-annually the notional
                                  amount multiplied by 1.00%.

    520,000,000  JPY   12/20/2016 Agreement with Goldman Sachs         (72,118)
                                  Capital Markets L.P., dated
                                  08/14/2007 to receive
                                  semi-annually the notional
                                  amount multiplied by the 6 month
                                  JPY-LIBOR-BBA and to pay
                                  semi-annually the notional
                                  amount multiplied by 2.00%.

     34,700,000  MXN    11/4/2016 Agreement with Citibank, N.A.,       (33,679)
                                  New York, Inc., dated 05/07/2007
                                  to receive the notional amount
                                  multiplied by 8.17% and to pay
                                  the notional amount multiplied
                                  by the 28 days MXN-TIIE-BANXICO.

    288,800,000  MXN    11/4/2016 Agreement with Goldman Sachs        (280,304)
                                  Capital Markets, LLC., dated
                                  08/08/2007 to receive the
                                  notional amount multiplied by
                                  8.17% and to pay the notional
                                  amount multiplied by the 28 days
                                  MXN-TIIE-BANXICO.
                                                                    ----------

                                                                    $4,989,309
                                                                    ==========

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
MUNICIPALS -- 0.7%
Austin Trust Various States
   Inverse Certificates Boa Series 2007-1013, (AMBAC)
     5.000%, 12/01/36 (144A)(a)                         $ 2,765,000 $ 2,996,652
   Inverse Certificates Boa Series 2007-1014, (FSA
     Insured) 5.000%, 11/15/36 (144A)(a)                    900,000     985,941
Badger Tobacco Asset Securitization Corp.
   5.750%, due 06/01/11                                   2,000,000   2,082,020
   6.125%, due 06/01/27                                     270,000     279,858
   6.375%, due 06/01/32                                     360,000     374,263
Illinois Development Finance Authority (AMBAC) 5.860%,
  due 10/04/07 (144A) (a)                                 3,705,000   3,822,152
Palomar Community College District, Election Of
  2006-Series A, (FSA Insured) 4.750%, due 05/01/32         300,000     300,675
Texas State 4.750%, due 04/01/35                          4,800,000   4,778,064
Tobacco Settlement Financing Corp.
   5.000%, due 06/01/41                                     900,000     761,670
   7.467%, due 06/01/47                                   8,400,000   8,259,216
Tobacco Settlement Funding Corp.
   5.875%, due 05/15/39                                   2,000,000   1,981,400
   6.250%, due 06/01/42                                   1,300,000   1,312,909
Tobacco Settlement Revenue Management 6.375%, due
  05/15/28                                                1,800,000   1,850,040
                                                                    -----------
Total Municipals
    (Cost $28,856,847)                                               29,784,860
                                                                    -----------
DOMESTIC BONDS & DEBT SECURITIES -- 33.5%
ASSET-BACKED SECURITIES -- 2.7%
Ameriquest Mortgage Securities, Inc. 5.691%, due
  06/25/34 (144A) (a)(b)                                     26,886      26,878
Asset Backed Funding Certificates
   5.481%, due 06/25/34 (b)                               4,561,203   4,458,041
   5.191%, due 01/25/37 (b)                               2,434,116   2,420,979
Asset Backed Securities Corp. 5.211%, due 05/25/37 (b)    1,791,917   1,777,558
Aurum CLO, Ltd. 5.790%, due 04/15/14 (144A) (a)(b)       12,450,000  12,378,062
Bear Stearns Asset Backed Securities Trust
   5.531%, due 10/27/32 (b)                                  71,791      71,109
   5.631%, due 06/25/35 (b)                                 265,815     263,029
   6.503%, due 10/25/37 (b)                              11,700,000  11,660,027
Carmax Auto Owner Trust 5.328%, due 06/16/08              1,494,718   1,494,718
Carrington Mortgage Loan Trust 5.825%, due 10/25/35 (b)   3,730,413   3,671,647
Citibank Credit Card Issuance Trust 5.530%, due
  02/07/10 (b)                                            4,000,000   4,002,087
Citigroup Mortgage Loan Trust, Inc.
   4.700%, due 12/25/35 (b)                              19,009,143  18,839,042
   5.191%, due 01/25/37 (b)                               1,849,959   1,839,866
Master Asset Backed Securities Trust 5.241%, due
  11/25/35 (b)                                               89,779      89,613
Master Asset Securitization Trust 4.500%, due 03/25/18 2,609,526 2,568,250 MBNA Credit Card Master Note Trust
   3.300%, due 07/15/10                                   1,500,000   1,489,607
   5.873%, due 08/16/10 (b)                               1,200,000   1,200,616
Merrill Lynch First Franklin Mortgage Loan Trust
  5.191%, due 07/25/37 (b)                                1,790,492   1,775,329
Merrill Lynch Mortgage Investors Trust 5.201%, due
  08/25/36 (b)                                            5,780,482   5,764,227
Morgan Stanley ABS Capital I
   5.813%, due 10/15/20 (144A)(a)(b)                      2,008,077   1,999,262
   5.191%, due 05/25/37                                   4,723,387   4,702,722
   5.191%, due 05/25/37 (b)                               3,200,319   3,163,982
Morgan Stanley Equity Index-Linked 1.000%, due
  07/07/08 (144A)(c)                                     12,000,000  11,839,556
Option One Mortgage Loan Trust
   5.451%, due 08/25/33 (b)                                  39,620      38,735
   5.191%, due 07/25/37 (b)                               2,709,376   2,700,064
Renaissance Home Equity Loan Trust 5.571%, due
  08/25/33 (b)                                              352,065     340,391
Residential Asset Securities Corp. 5.241%, due
  02/25/30 (b)                                            5,092,941   5,056,805

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
Structured Asset Securities Corp. 5.322%, due
  10/25/35 (144A) (a)                                  $   328,306 $    325,354
Triad Auto Receivables Owner Trust 5.303%, due
  06/12/08                                                 480,480      480,405
Wachovia Asset Securitization, Inc. 5.391%, due
  06/25/33 (b)                                              95,859       95,533
Wachovia Auto Loan Owner Trust 2006-1 5.337%, due
  06/20/08                                               3,691,181    3,691,181
                                                                   ------------
                                                                    110,224,675
                                                                   ------------
AUTOMOBILES -- 0.2%
DaimlerChrysler NA Holdings Corp. 7.200%, due 09/01/09     255,000      264,259
Ford Motor Co. 1.000%, due 11/29/13 (144A) (a)           6,947,500    6,754,512
                                                                   ------------
                                                                      7,018,771
                                                                   ------------
AUTOMOTIVE LOANS -- 0.4%
Chrysler Finco Term Loan 5.000%, due 08/03/14
  (144A) (a)                                            14,000,000   14,001,596
                                                                   ------------
BANKS -- 7.8%
ABN AMRO NA Holding Capital 6.523%, due 12/29/49
  (144A) (a)                                               345,000      354,450
American Express Bank FSB 6.000%, due 09/13/17          34,000,000   33,891,370
American Express Bank FSB/AXP 5.826%, due 06/12/09 (b)  18,100,000   18,027,274
American Express Centurion Bank 6.000%, due 09/13/17    34,000,000   33,828,708
Bank of Ireland
   5.608%, due 12/19/08 (b)                              7,700,000    7,696,181
   5.696%, due 12/18/09 (b)                              5,400,000    5,385,155
Barclays Bank Plc
   5.450%, due 09/12/12                                 39,300,000   39,572,672
   7.434%, due 09/29/49 (144A)(a)                        6,700,000    7,132,760
Calyon New York 5.340%, due 01/16/09 (b)                14,600,000   14,609,519
Capital One Financial Corp. 6.750%, due 09/15/17        10,600,000   10,853,722
Credit Agricole SA/London 5.505%, due 05/28/09
  (144A) (a)(b)                                         18,100,000   18,119,530
Deutsche Bank AG London 6.000%, due 09/01/17            26,200,000   26,538,452
Fleet Boston Financial Corp. 7.375%, due 12/01/09           70,000       73,454
Glitnir Banki HF 5.620%, due 04/20/10 (144A) (a)(b)      4,700,000    4,611,823
HSBC Capital Funding LP
   1.000%, due 12/29/49 (144A)(a)                          585,000      549,503
   9.547%, due 12/31/49 (144A)(a)                          350,000      384,019
ICICI Bank, Ltd. 5.900%, due 01/12/10 (144A) (a)(b)      3,000,000    2,975,661
JPMorgan Chase Bank NA 6.000%, due 10/01/17             73,900,000   74,755,614
Popular NA, Inc. 4.700%, due 06/30/09                       50,000       49,820
Rabobank Capital Fund Trust III 5.254%, due 12/29/49
  (144A) (a)                                               370,000      341,096
RBS Capital Trust II 6.425%, due 12/29/49                  120,000      107,623
RBS Capital Trust III 5.512%, due 09/29/49                 815,000      763,626
Unicredit Luxembourg Finance SA 5.410%, due 10/24/08
  (144A) (a)(b)                                         13,100,000   13,109,000
Westpac Capital Trust III 5.819%, due 12/29/49
  (144A) (a)                                                80,000       75,458
Westpac Capital Trust IV 5.256%, due 12/29/49
  (144A) (a)                                               165,000      143,788
                                                                   ------------
                                                                    313,950,278
                                                                   ------------
BUILDING MATERIALS -- 0.2%
C10 Capital, Ltd. 6.722%, due 12/18/49                   6,800,000    6,534,460
                                                                   ------------
BUILDING PRODUCTS -- 0.1%
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (a)     2,100,000    2,055,662
                                                                   ------------
CHEMICALS -- 0.2%
Dow Chemical Co. 7.375%, due 11/01/29                      185,000      203,016
ICI Wilmington, Inc. 5.625%, due 12/01/13                  340,000      341,064
Rohm & Haas Co. 6.000%, due 09/15/17                     8,500,000    8,540,553
                                                                   ------------
                                                                      9,084,633
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.1%
Adjustable Rate Mortgage Trust 4.585%, due 05/25/35      4,611,173    4,562,993
AES Corp. Long Term Rate of Credit 1.000%, due
  04/30/10 (144A)(c)                                     5,600,000    5,572,000
American Home Mortgage Investment Trust 4.390%, due
  02/25/45 (b)                                           5,522,274    5,459,067

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                   ------------ -----------
Banc of America Funding Corp.
   4.112%, due 05/25/35 (b)                            $  8,426,002 $ 8,273,732
   4.614%, due 02/20/36 (b)                              18,204,452  18,208,671
   6.144%, due 01/20/47                                     987,691     990,550
Banc of America Mortgage Securities, Inc.
   5.581%, due 01/25/34 (b)                               1,728,403   1,725,840
   5.000%, due 05/25/34                                   3,457,406   3,396,935
Bear Stearns Adjustable Rate Mortgage Trust
   5.302%, due 02/25/33                                     124,608     126,794
   4.550%, due 08/25/35 (b)                               3,999,971   3,932,673
   4.750%, due 10/25/35 (b)                               6,359,711   6,287,739
Bear Stearns ALT-A Trust
   5.374%, due 05/25/35                                   4,701,488   4,677,267
   5.507%, due 09/25/35                                   3,520,151   3,516,506
   5.819%, due 11/25/36                                   6,139,417   6,117,594
   5.819%, due 11/25/36                                  10,262,409  10,266,156
Bear Stearns Commercial Mortgage Securities, Inc.
  5.060%, due 11/15/16                                      151,344     151,294
Bear Stearns Mortgage Funding Trust 5.201%, due
  02/25/37 (b)                                           11,826,677  11,681,118
Bear Stearns Structured Products, Inc.
   5.683%, due 01/26/36                                   3,756,491   3,741,736
   5.320%, due 01/25/37 (144A)(a)(b)                      9,938,484   9,869,395
   5.793%, due 12/26/46                                   2,554,267   2,543,254
Cendant Mortgage Corp. 6.000%, due 07/25/43 (144A) (a)      315,447     312,010
Chevy Chase Mortgage Funding Corp.
   5.381%, due 08/25/35 (144A)(a)(b)                        234,951     230,798
   5.261%, due 05/25/48 (144A)(a)(b)                      6,462,245   6,306,781
Citigroup Mortgage Loan Trust, Inc.
   4.248%, due 08/25/35 (b)                               4,315,650   4,215,678
   4.748%, due 08/25/35 (b)                              16,858,179  16,680,480
   5.191%, due 05/25/37 (b)                               2,774,565   2,739,864
Countrywide Alternative Loan Trust
   0.419%, due 05/25/35 (b)                              12,142,980     187,740
   5.706%, due 03/20/46 (b)                                 447,431     437,818
Countrywide Home Loans
   5.451%, due 03/25/35 (b)                               2,823,753   2,753,799
   5.421%, due 04/25/35 (b)                                 276,167     270,770
   5.471%, due 06/25/35 (144A)(a)(b)                     11,430,173  11,196,165
   5.852%, due 09/20/36                                  12,450,264  12,463,478
Credit Suisse First Boston Mortgage Securities Corp.
   5.953%, due 03/25/32 (144A)(a)(b)                        412,163     411,034
   6.500%, due 04/25/33                                     350,143     353,060
   6.000%, due 11/25/35                                   8,117,077   8,098,960
DSLA Mortgage Loan Trust 7.195%, due 07/19/44 (b)         2,546,812   2,590,825
First Horizon Alternative Mortgage Securities
   5.371%, due 08/25/35 (b)                                 791,191     786,570
   0.119%, due 01/25/36 (b)                             121,321,547   1,058,603
GMAC Mortgage Corp. 5.940%, due 07/01/13                     56,591      56,591
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34       3,413,874   3,405,666
Green Tree Financial Corp. 6.220%, due 03/01/30             181,396     184,720
Greenpoint Mortgage Funding Trust
   5.351%, due 06/25/45 (b)                                 231,546     227,145
   5.211%, due 01/25/47 (b)                                 453,336     443,000
GS Mortgage Loan Trust 4.540%, due 09/25/35 (b)             295,412     292,592
GS Mortgage Securities Corp. II 5.888%, due 03/06/20
  (144A) (a)(b)                                           6,460,679   6,403,375
GSR Mortgage Loan Trust
   6.000%, due 03/25/32                                       3,185       3,148
   4.551%, due 09/25/35 (b)                                 455,104     453,847
   5.500%, due 11/25/35                                   5,618,917   5,623,191
   5.460%, due 04/25/36                                   7,627,915   7,597,471

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
Harborview Mortgage Loan Trust
   5.723%, due 05/19/35 (b)                            $ 3,047,874 $  2,986,447
   5.593%, due 01/19/38 (b)                                294,613      293,273
   5.693%, due 01/19/38 (b)                                424,299      414,505
Indymac ARM Trust 6.638%, due 01/25/32 (b)                   2,414        2,407
Indymac Index Mortgage Loan Trust
   5.048%, due 12/25/34                                    507,199      504,303
   5.221%, due 11/25/46 (b)                                307,586      305,941
Indymac Residential Asset Backed Trust 5.211%, due
  07/25/37 (b)                                           2,237,932    2,227,792
JP Morgan Mortgage Trust
   5.023%, due 02/25/35 (b)                              3,278,602    3,175,131
   4.770%, due 07/25/35 (b)                             16,677,545   16,493,518
LB-UBS Commercial Mortgage Trust 3.323%, due 03/15/27    4,000,000    3,964,876
Lehman XS Trust
   5.211%, due 04/25/46 (b)                                195,467      194,985
   5.221%, due 05/25/46 (b)                                259,666      258,624
Merrill Lynch Mortgage Investments, Inc.
   4.250%, due 10/25/35 (b)                              2,171,573    2,113,532
   6.131%, due 10/25/35 (b)                                586,380      576,030
   5.381%, due 11/25/35 (b)                                573,793      554,829
   5.341%, due 02/25/36 (b)                              2,713,303    2,620,112
MLCC Mortgage Investors, Inc. 6.133%, due 03/15/25 (b)      83,872       80,446
Morgan Stanley Dean Witter Capital 4.920%, due
  03/12/35                                                 495,000      486,880
Popular ABS Mortgage Pass-Through Trust 5.221%, due
  06/25/47 (b)                                           4,542,248    4,492,718
Residential Accredit Loans, Inc.
   5.531%, due 03/25/33 (b)                              1,985,074    1,973,031
   6.000%, due 06/25/36                                  6,710,000    6,761,220
Residential Asset Securitization Trust 5.531%, due
  05/25/33 (b)                                           2,153,778    2,135,981
Residential Funding Mortgage Securities I 5.481%, due
  06/25/18 (b)                                           1,138,328    1,133,776
Residential Funding Mortgage Securities II 5.251%,
  due 05/25/37 (b)                                       4,761,207    4,700,960
Sequoia Mortgage Trust 5.846%, due 07/20/33 (b)          1,184,400    1,173,254
Structured Adjustable Rate Mortgage Loan Trust
   5.349%, due 01/25/35                                  6,285,324    6,253,656
   5.535%, due 08/25/35                                    485,782      485,430
Structured Asset Mortgage Investments, Inc.
   5.753%, due 07/19/35 (b)                              3,186,934    3,094,027
   5.361%, due 05/25/45 (b)                              3,038,933    2,958,097
Structured Asset Securities Corp. 5.000%, due 12/25/34   3,279,560    3,268,441
Wachovia Bank Commercial Mortgage Trust 5.843%, due
  09/15/21 (144A) (a)(b)                                 3,712,561    3,699,070
Washington Mutual, Inc.
   5.671%, due 12/25/27 (b)                              5,114,077    5,113,688
   4.057%, due 10/25/33                                  5,100,000    5,048,158
   5.527%, due 02/27/34 (b)                                818,529      814,396
   3.798%, due 06/25/34                                 22,700,000   22,223,454
   6.383%, due 06/25/42                                    904,514      890,825
   6.383%, due 08/25/42 (b)                                350,711      352,434
Wells Fargo Mortgage Backed Securities Trust
   4.657%, due 09/25/33 (b)                              5,554,465    5,487,460
   4.950%, due 03/25/36                                 17,152,274   16,984,996
   5.240%, due 04/25/36                                 16,537,023   16,483,262
   5.520%, due 08/25/36                                  9,200,000    9,155,623
                                                                   ------------
                                                                    368,824,081
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Allied Waste North America, Inc.
   7.875%, due 04/15/13                                    800,000      830,000
   7.250%, due 03/15/15                                    300,000      307,500
                                                                   ------------
                                                                      1,137,500
                                                                   ------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
COMPUTERS & PERIPHERALS -- 0.5%
International Business Machines Corp. 5.700%, due
  09/14/17                                              $19,300,000 $19,437,648
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.0%
Deutsche Alt-A Securities, Inc. 5.221%, due 08/25/37
  (b)                                                     1,298,165   1,289,122
                                                                    -----------
CONSUMER FINANCE -- 0.8%
Ford Motor Credit Co.
   5.800%, due 01/12/09                                   5,400,000   5,217,226
   7.875%, due 06/15/10                                   1,700,000   1,662,780
   7.800%, due 06/01/12                                   2,400,000   2,285,292
Ford Motor Credit Co. LLC 4.950%, due 01/15/08              800,000     794,931
General Motors Acceptance Corp. 7.250%, due 03/02/11      5,000,000   4,850,660
GMAC LLC
   6.808%, due 05/15/09 (b)                               1,600,000   1,541,587
   6.000%, due 04/01/11                                   5,000,000   4,570,640
   7.000%, due 02/01/12                                   7,700,000   7,316,779
   6.625%, due 05/15/12                                   5,100,000   4,763,441
                                                                    -----------
                                                                     33,003,336
                                                                    -----------
CONTAINERS & PACKAGING -- 0.0%
Jefferson Smurfit Corp. 8.250%, due 10/01/12                700,000     705,250
                                                                    -----------
ELECTRIC UTILITIES -- 1.7%
Arizona Public Service Co. 4.650%, due 05/15/15             165,000     151,492
CMS Energy Corp. 9.875%, due 10/15/07                       500,000     501,250
Consumers Energy Co. 5.000%, due 02/15/12                 2,500,000   2,466,927
Dominion Resources, Inc. 6.300%, due 03/15/33               210,000     208,334
DTE Energy Co. 6.375%, due 04/15/33                         260,000     261,365
Enel Finance International S.A. 6.250%, due 09/15/17
  (144A) (a)                                             46,500,000  46,757,842
Entergy Gulf States 3.600%, due 06/01/08                  1,400,000   1,378,398
Nisource Finance Corp.
   6.150%, due 03/01/13                                     475,000     486,165
   5.400%, due 07/15/14                                  10,000,000   9,732,980
PacifiCorp 4.300%, due 09/15/08                             250,000     247,741
Pepco Holdings, Inc.
   6.450%, due 08/15/12                                      90,000      93,826
   7.450%, due 08/15/32                                     180,000     198,243
Progress Energy, Inc.
   7.100%, due 03/01/11                                   1,600,000   1,684,010
   6.850%, due 04/15/12                                     650,000     684,983
PSEG Power LLC
   5.500%, due 12/01/15                                     420,000     407,778
   8.625%, due 04/15/31                                     245,000     303,407
TECO Energy, Inc. 6.750%, due 05/01/15                    4,400,000   4,525,211
                                                                    -----------
                                                                     70,089,952
                                                                    -----------
ENERGY -- 0.0%
Kinder Morgan Term Loan 1.000%, due 05/30/14 (144A) (a)   1,000,000     983,375
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 5.0%
American General Finance Corp. 4.500%, due 11/15/07         280,000     279,679
ANZ Capital Trust II 5.360%, due 12/29/49 (144A) (a)        525,000     492,154
Bank of America Commercial Mortgage, Inc. 4.890%, due
  04/11/37                                                1,188,196   1,185,498
Bear Stearns Cos., Inc. 6.950%, due 08/10/12              8,200,000   8,558,225
Citigroup, Inc.
   5.625%, due 08/27/12                                   1,000,000   1,012,791
   5.875%, due 05/29/37                                   7,000,000   6,770,645
General Electric Capital Corp.
   5.360%, due 10/24/08 (b)                              52,000,000  51,823,616
   5.450%, due 01/15/13                                     375,000     378,939
   6.750%, due 03/15/32                                     165,000     182,228
   6.500%, due 09/15/67 (144A)(a)(j)                     11,900,000  24,113,283

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
Goldman Sachs Group, Inc.
   5.700%, due 09/01/12                                $    55,000 $     55,677
   6.250%, due 09/01/17                                 14,200,000   14,537,520
   6.750%, due 10/01/37                                 18,100,000   18,231,200
HSBC Finance Corp.
   5.500%, due 05/21/08 (b)                              1,100,000    1,099,566
   5.420%, due 10/21/09 (b)                             11,600,000   11,536,873
ING Capital Funding Trust III 1.000%, due 12/31/49         200,000      216,512
JPMorgan Chase Commercial Mortgage Securities 3.890%,
  due 01/12/37                                           1,926,422    1,898,908
Lehman Brothers Holdings, Inc. 5.260%, due 12/23/08
  (b)                                                   12,500,000   12,364,475
Merrill Lynch & Co., Inc.
   6.050%, due 08/15/12                                 11,500,000   11,803,508
   6.400%, due 08/28/17                                  7,900,000    8,151,149
Mid-State Trust 7.791%, due 03/15/38                       250,086      264,043
Mizuho JGB Investment 9.870%, due 12/31/49 (144A) (a)      410,000      420,865
Mizuho Preferred Capital 8.790%, due 12/29/49
  (144A) (a)                                               390,000      397,332
Morgan Stanley 5.810%, due 10/18/16 (b)                  3,900,000    3,737,608
Morgan Stanley Group, Inc. 5.300%, due 03/01/13            800,000      788,294
Prudential Holding LLC 8.695%, due 12/18/23 (144A) (a)     150,000      184,576
SLC Student Loan Trust 5.538%, due 02/15/15 (b)          2,068,830    2,064,628
SLM Corp. 6.000%, due 06/30/08 (144A)(c)                13,200,000   13,156,627
SLM Student Loan Trust 5.350%, due 07/25/17 (b)          4,876,359    4,873,297
Small Business Administration
   7.449%, due 08/10/10                                    202,996      206,851
   6.353%, due 03/01/11                                     49,199       50,286
   5.500%, due 10/01/18                                    133,428      135,097
                                                                   ------------
                                                                    200,971,950
                                                                   ------------
FOOD & DRUG RETAILING -- 0.4%
CVS Caremark Corp. 5.921%, due 06/01/10 (b)             17,200,000   17,088,210
                                                                   ------------
FOOD PRODUCTS -- 0.0%
Safeway, Inc. 4.125%, due 11/01/08                         480,000      476,444
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Biomet Term Loan 5.250%, due 02/15/15 (144A) (a)         3,000,000    2,967,321
Boston Scientific Corp. 6.000%, due 06/15/11             5,000,000    4,825,000
                                                                   ------------
                                                                      7,792,321
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
HCA, Inc.
   5.697%, due 11/14/13 (144A)(a)                        9,975,000    9,808,228
   9.250%, due 11/15/16 (144A)(a)                        1,800,000    1,917,000
Quest Diagnostics, Inc. 5.450%, due 11/01/15             5,000,000    4,780,536
UnitedHealth Group, Inc. 6.500%, due 06/15/37              340,000      338,117
                                                                   ------------
                                                                     16,843,881
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
Hilton Hotels Corp. 7.625%, due 05/15/08                 1,000,000    1,016,187
Mandalay Resort Group 6.500%, due 07/31/09                 800,000      808,000
                                                                   ------------
                                                                      1,824,187
                                                                   ------------
HOUSEHOLD DURABLES -- 0.0%
Centex Corp. 5.700%, due 05/15/14                          280,000      250,587
                                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
NRG Energy, Inc.
   7.250%, due 02/01/14                                  5,500,000    5,527,500
   7.375%, due 02/01/16                                    700,000      703,500
                                                                   ------------
                                                                      6,231,000
                                                                   ------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
INSURANCE -- 0.3%
CNA Financial Corp. 5.850%, due 12/15/14                 $5,000,000 $ 4,945,285
Liberty Mutual Group, Inc. 5.750%, due 03/15/14
  (144A) (a)                                              5,750,000   5,658,516
Nationwide Financial Services, Inc.
   6.250%, due 11/15/11                                      55,000      56,367
   5.900%, due 07/01/12                                      60,000      60,814
                                                                    -----------
                                                                     10,720,982
                                                                    -----------
MEDIA -- 0.2%
Cablevision Systems Corp. 1.000%, due 03/29/13
  (144A) (a)                                              7,000,000   6,911,331
Comcast Corp. 7.050%, due 03/15/33                           75,000      79,293
Cox Communications, Inc. 4.625%, due 06/01/13               430,000     406,104
News America Holdings, Inc.
   8.250%, due 08/10/18                                     110,000     125,965
   7.750%, due 01/20/24                                      25,000      27,446
Time Warner Cos, Inc.
   9.150%, due 02/01/23                                     155,000     189,437
   8.375%, due 03/15/23                                     260,000     301,695
   7.625%, due 04/15/31                                     310,000     338,142
                                                                    -----------
                                                                      8,379,413
                                                                    -----------
METALS & MINING -- 0.2%
Vale Overseas, Ltd. 6.875%, due 11/21/36                  8,200,000   8,489,189
                                                                    -----------
OIL & GAS -- 0.5%
Chesapeake Energy Corp.
   7.500%, due 06/15/14                                     500,000     515,000
   7.000%, due 08/15/14                                     800,000     809,000
Duke Capital LLC
   6.250%, due 02/15/13                                     375,000     383,715
   8.000%, due 10/01/19                                      55,000      61,188
Dynegy Holdings, Inc. 7.500%, due 06/01/15 (144A) (a)     1,100,000   1,067,000
El Paso Corp.
   7.000%, due 06/15/17                                     400,000     408,154
   6.375%, due 02/01/09                                   1,000,000   1,006,140
   7.750%, due 01/15/32                                   2,815,000   2,872,544
Husky Energy, Inc. 6.150%, due 06/15/19                     215,000     211,915
Kinder Morgan Energy Partners
   7.400%, due 03/15/31                                     225,000     241,670
   7.750%, due 03/15/32                                     135,000     149,398
   7.300%, due 08/15/33                                      90,000      94,584
Magellan Midstream Partners 5.650%, due 10/15/16            385,000     375,567
Pemex Project Funding Master Trust
   7.375%, due 12/15/14                                   1,700,000   1,877,803
   8.625%, due 02/01/22                                   2,944,000   3,645,970
Pioneer Natural Resource 5.875%, due 07/15/16               405,000     365,687
Transcontinental Gas Pipe Line Corp. 8.875%, due
  07/15/12                                                   35,000      39,113
Valero Energy Corp. 7.500%, due 04/15/32                    225,000     247,537
Williams Cos., Inc.
   6.750%, due 04/15/09 (144A)(a)                         1,000,000   1,010,000
   6.375%, due 10/01/10 (144A)(a)                         2,900,000   2,929,000
   7.500%, due 01/15/31                                     800,000     834,000
                                                                    -----------
                                                                     19,144,985
                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.1%
Georgia Pacific Corp. Term Loan 1.000%, due 12/20/12
  (144A) (a)                                              5,000,000   4,917,790
International Paper Co. 5.850%, due 10/30/12                 28,000      28,391
                                                                    -----------
                                                                      4,946,181
                                                                    -----------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
PHARMACEUTICALS -- 0.2%
Wyeth
   5.500%, due 03/15/13-02/15/16                        $ 7,500,000 $ 7,429,310
   8.750%, due 02/01/24 (b)                                 160,000     164,136
                                                                    -----------
                                                                      7,593,446
                                                                    -----------
REAL ESTATE -- 0.1%
Health Care Property Investors, Inc. (REIT) 5.950%,
  due 09/15/11                                            4,100,000   4,146,970
Ventas Realty LP/Ventas Capital Corp. 8.750%, due
  05/01/09                                                1,500,000   1,556,250
                                                                    -----------
                                                                      5,703,220
                                                                    -----------
RETAIL - MULTILINE -- 0.2%
Federated Department Stores, Inc. 6.300%, due 04/01/09       60,000      60,649
Wal-Mart Stores, Inc. 5.594%, due 06/16/08 (b)            8,300,000   8,304,640
                                                                    -----------
                                                                      8,365,289
                                                                    -----------
ROAD & RAIL -- 0.0%
Norfolk Southern Corp.
   5.590%, due 05/17/25                                      60,000      55,230
   7.800%, due 05/15/27                                       7,000       7,977
   5.640%, due 05/17/29                                     168,000     153,121
   7.250%, due 02/15/31                                      65,000      70,986
Union Pacific Corp. 6.625%, due 02/01/29                     50,000      50,857
                                                                    -----------
                                                                        338,171
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.6%
BellSouth Corp. 4.240%, due 04/26/08 (144A) (a)          17,400,000  17,301,255
Deutsche Telekom International Finance BV 5.750%, due
  03/23/16                                                   50,000      61,382
Embarq Corp. 7.995%, due 06/01/36                         6,600,000   7,052,786
France Telecom S.A. 8.500%, due 03/01/31                    165,000     212,690
Nordic Telephone Term B 3.161%, due 11/30/13
  (144A) (a)(h)                                           1,714,505   2,393,560
Nordic Telephone Term C 3.161%, due 11/30/14
  (144A) (a)(h)                                           2,052,793   2,878,806
Nortel Networks, Ltd. 10.125%, due 07/15/13 (144A) (a)      500,000     516,875
Qwest Capital Funding, Inc. 7.250%, due 02/15/11          8,000,000   8,080,000
Qwest Communications International, Inc. 7.500%, due
  02/15/14                                                  511,000     519,943
Qwest Corp.
   5.625%, due 11/15/08                                   2,000,000   2,007,500
   9.125%, due 03/15/12 (b)                               1,720,000   1,885,550
SBC Communications, Inc.
   4.125%, due 09/15/09                                   4,000,000   3,936,732
   5.100%, due 09/15/14                                     380,000     368,239
   5.625%, due 06/15/16                                     455,000     451,903
Sprint Capital Corp.
   6.000%, due 12/01/16                                  11,250,000  10,824,581
   6.900%, due 05/01/19                                     220,000     221,307
   8.750%, due 03/15/32                                   2,900,000   3,334,603
Verizon Global Funding Corp. 7.375%, due 09/01/12           185,000     201,629
Verizon New York, Inc. 6.875%, due 04/01/12                 325,000     342,687
Verizon New York, Inc., Series B 7.375%, due 04/01/32       155,000     165,500
                                                                    -----------
                                                                     62,757,528
                                                                    -----------
TELECOMMUNICATION SERVICES - WIRELESS - 0.0%
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11                                     260,000     281,534
   8.125%, due 05/01/12                                       5,000       5,550
   8.750%, due 03/01/31                                     245,000     311,058
Cingular Wireless LLC 6.500%, due 12/15/11                  700,000     731,403
                                                                    -----------
                                                                      1,329,545
                                                                    -----------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                ------------ --------------
TOBACCO -- 0.1%
Reynolds American, Inc. 7.625%, due 06/01/16        $  2,400,000 $    2,555,287
                                                                 --------------
Total Domestic Bonds & Debt Securities
    (Cost $1,342,922,417)                                         1,350,142,155
                                                                 --------------
FOREIGN BONDS & DEBT SECURITIES -- 4.7%
ARUBA GUILDER -- 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13               220,000        227,973
                                                                 --------------
BRAZIL -- 2.7%
Federal Republic of Brazil
   10.000%, due 01/01/12-01/01/17 (g)                 19,811,000    104,536,867
   10.250%, due 01/10/28 (g)                           7,100,000      4,036,725
                                                                 --------------
                                                                    108,573,592
                                                                 --------------
CAYMAN ISLANDS -- 0.1%
Hutchison Whampoa International, Ltd. 6.250%, due
  01/24/14 (144A) (a)                                    245,000        252,371
Mizuho Finance 5.790%, due 04/15/14 (144A) (a)           315,000        312,974
Petroleum Export, Ltd. 5.265%, due 06/15/11
  (144A) (a)                                           3,830,951      3,811,011
                                                                 --------------
                                                                      4,376,356
                                                                 --------------
DENMARK -- 0.8%
Nykredit Realkredit A/S 5.000%, due 10/01/38 (b)(i)   50,184,649      9,057,122
Realkredit Danmark A/S 5.000%, due 10/01/38 (b)(i)   123,090,383     22,183,202
                                                                 --------------
                                                                     31,240,324
                                                                 --------------
FRANCE -- 0.2%
AXA S.A. 8.600%, due 12/15/30                             60,000         71,606
France Telecom S.A. 7.750%, due 03/01/11                 400,000        430,291
Sigmakalon Group B.V.
   4.588%, due 06/30/12 (144A)(c)(h)                     846,000      1,173,529
   5.087%, due 09/19/12 (144A)(a)(h)                   1,800,000      2,472,264
   5.587%, due 09/19/13 (144A)(a)(h)                   1,164,356      1,605,047
                                                                 --------------
                                                                      5,752,737
                                                                 --------------
GERMANY -- 0.1%
UPC Broadband Term M1 1.000%, due 12/31/14
  (144A) (a)                                           4,049,167      5,488,160
                                                                 --------------
ITALY -- 0.0%
Telecom Italia Capital 4.000%, due 11/15/08              270,000        266,273
                                                                 --------------
LUXEMBOURG -- 0.2%
Telecom Italia Capital S.A. 5.970%, due 07/18/11         510,000        496,811
VTB Capital SA for Vneshtorgbank 5.956%, due
  08/01/08 (144A) (a)(b)                               6,500,000      6,443,125
                                                                 --------------
                                                                      6,939,936
                                                                 --------------
NETHERLANDS -- 0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13            425,000        416,569
                                                                 --------------
NORWAY -- 0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A) (a)          115,000        121,737
                                                                 --------------
PANAMA -- 0.1%
Republic of Panama
   9.625%, due 02/08/11                                  936,000      1,049,724
   9.375%, due 07/23/12                                  410,000        472,115
   6.700%, due 01/26/36                                1,150,000      1,187,375
                                                                 --------------
                                                                      2,709,214
                                                                 --------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                  ------------ ------------
RUSSIA -- 0.0%
ABN AMRO (Gazprom) 9.625%, due 03/01/13 (144A) (a)    $    130,000 $    150,332
Russian Federation 11.000%, due 07/24/18                   100,000      141,800
                                                                   ------------
                                                                        292,132
                                                                   ------------
SINGAPORE -- 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19
  (144A) (a)                                               470,000      449,091
                                                                   ------------
SOUTH AFRICA -- 0.0%
South Africa Government International Bond 5.875%,
  due 05/30/22                                             700,000      686,875
                                                                   ------------
SOUTH KOREA -- 0.5%
Export-Import Bank of Korea 5.711%, due 06/01/09 (b)    16,200,000   16,217,982
Industrial Bank of Korea 4.000%, due 05/19/14
  (144A) (a)                                               335,000      329,271
Korea Development Bank 5.500%, due 04/03/10 (b)          1,600,000    1,594,578
Korea First Bank, Ltd. 7.267%, due 03/03/34
  (144A) (a)                                               240,000      255,535
Woori Bank Korea 5.750%, due 03/13/14 (144A) (a)           305,000      305,677
                                                                   ------------
                                                                     18,703,043
                                                                   ------------
SWEDEN -- 0.0%
Skandinaviska Enskilda Banken 4.958%, due 03/29/49
  (144A) (a)                                               415,000      376,802
Swedbank 9.000%, due 12/29/49 (144A) (a)                   180,000      194,443
                                                                   ------------
                                                                        571,245
                                                                   ------------
UKRAINE -- 0.0%
Republic of Ukraine
   6.875%, due 03/04/11                                    200,000      206,068
   7.650%, due 06/11/13                                    500,000      535,025
                                                                   ------------
                                                                        741,093
                                                                   ------------
UNITED KINGDOM -- 0.0%
British Telecom Plc 8.375%, due 12/15/10 (b)               190,000      209,327
HBOS Capital Funding LP 6.071%, due 06/30/49
  (144A) (a)                                                45,000       43,352
HBOS Plc 1.000%, due 12/29/49 (144A) (a)                   285,000      267,006
Standard Chartered Bank 6.400%, due 09/26/17
  (144A) (a)                                               235,000      287,272
                                                                   ------------
                                                                        806,957
                                                                   ------------
Total Foreign Bonds & Debt Securities
    (Cost $181,846,252)                                             188,363,307

U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 72.1%
Federal Home Loan Mortgage Corp.
   4.500%, due 10/01/07                                  1,091,235    1,088,094
   7.000%, due 09/01/10                                      6,848        7,014
   6.500%, due 04/01/11-06/01/29                           200,798      207,676
   6.000%, due 05/01/11-04/01/23                        10,837,842   10,951,058
   5.500%, due 05/01/14-09/01/37                       244,630,118  239,762,304
   5.000%, due 09/15/16-09/01/35                       150,068,424  149,492,911
   6.875%, due 11/15/23 (b)                              1,785,916    1,860,271
   7.465%, due 01/01/29                                  2,177,923    2,217,906
   6.353%, due 05/15/29 (b)                                156,631      156,913
   5.911%, due 11/01/31                                    176,719      181,781
   3.500%, due 07/15/32                                    360,547      345,318
   7.434%, due 08/01/32                                  1,262,585    1,277,662
   6.003%, due 07/15/34 (b)                                527,127      527,017
   4.461%, due 10/01/34                                    333,611      330,461
   4.331%, due 11/01/34                                    235,175      231,782
   4.369%, due 11/01/34                                    653,529      655,780
   4.385%, due 11/01/34                                    216,057      212,856
   4.473%, due 11/01/34                                    314,248      310,894
   4.366%, due 01/01/35                                    386,835      380,880
   4.410%, due 01/01/35                                  1,489,230    1,474,625

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                  ------------ ------------
   4.338%, due 02/01/35                               $    442,963 $    435,518
   4.353%, due 02/01/35                                    294,528      289,633
   4.428%, due 02/01/35                                    703,298      695,343
   4.433%, due 02/01/35                                    381,190      377,030
   4.444%, due 02/01/35                                    399,645      395,488
   4.447%, due 02/01/35                                    189,026      186,929
   4.504%, due 02/01/35                                    475,701      472,312
   4.454%, due 06/01/35                                  8,308,903    8,213,099
   4.582%, due 08/01/35                                  4,146,092    4,103,866
   4.909%, due 09/01/35                                  4,160,014    4,127,299
   5.321%, due 09/01/35                                 12,977,366   12,977,907
   6.405%, due 07/25/44 (b)                             20,602,798   20,573,480
   6.180%, due 10/25/44 (b)                              4,033,498    4,022,484
   6.183%, due 02/25/45 (b)                                351,761      353,755
Federal National Mortgage Assoc.
   6.000%, due 11/01/08-02/01/34                        11,716,504   11,837,736
   5.500%, due 03/01/08-09/01/37                       796,818,046  782,406,292
   6.500%, due 03/01/09-10/01/17                         1,027,913    1,054,943
   7.000%, due 04/01/11-05/01/11                            44,312       45,294
   8.000%, due 11/01/13-10/01/25                            27,868       28,663
   5.000%, due 02/01/18-06/01/37                       736,473,488  706,238,230
   7.070%, due 10/01/28                                    307,999      311,879
   7.500%, due 09/01/30                                      2,939        3,077
   6.772%, due 02/01/31                                  1,201,026    1,236,879
   7.243%, due 09/01/31                                    177,323      178,618
   6.014%, due 09/18/31 (b)                              1,534,959    1,541,331
   6.031%, due 04/25/32                                    599,401      615,084
   6.031%, due 04/25/32 (b)                                 70,518       72,363
   5.363%, due 07/01/32                                    105,556      106,840
   5.474%, due 09/01/32                                    772,942      778,214
   4.885%, due 11/01/32                                  1,081,535    1,092,733
   4.609%, due 03/01/33                                     26,973       26,696
   4.671%, due 06/01/33                                    304,664      303,454
   4.574%, due 07/01/33                                    220,125      218,809
   4.400%, due 04/01/34                                     90,343       89,728
   4.991%, due 09/01/34                                  7,821,041    7,778,225
   6.118%, due 09/01/34                                    476,288      483,911
   4.768%, due 10/01/34                                    123,101      122,075
   4.187%, due 11/01/34                                 18,455,264   18,510,943
   4.568%, due 11/01/34                                    824,363      815,743
   4.650%, due 11/01/34                                     38,965       38,591
   4.523%, due 12/01/34                                    436,092      431,690
   4.705%, due 12/01/34                                  4,286,583    4,240,940
   4.746%, due 12/01/34                                 11,564,622   11,530,293
   4.323%, due 01/01/35                                    161,925      159,825
   4.457%, due 01/01/35                                    506,608      501,097
   4.490%, due 01/01/35                                    514,558      509,082
   4.513%, due 01/01/35                                    529,463      523,330
   4.835%, due 01/01/35                                  1,018,774    1,016,601
   4.300%, due 02/01/35                                    298,959      294,831
   4.436%, due 02/01/35                                  1,182,662    1,173,701
   4.412%, due 03/01/35                                    434,921      429,393
   4.664%, due 04/01/35                                    696,347      689,914
   4.405%, due 05/01/35                                    661,329      652,288
   4.753%, due 05/01/35                                  3,626,184    3,620,383
   4.673%, due 05/25/35 (b)                              8,600,000    8,553,385

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                      SHARES /
SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                ------------ --------------
   4.250%, due 08/01/35                             $  4,848,191 $    4,761,576
   4.729%, due 08/01/35                                4,778,431      4,738,100
   4.735%, due 09/01/35                               10,714,515     10,610,991
   4.723%, due 10/01/35                                5,065,070      5,060,396
   4.674%, due 11/01/35                                4,224,396      4,199,420
   4.847%, due 11/01/35                                4,007,117      4,017,713
   6.944%, due 11/01/35                                1,824,157      1,887,044
   6.462%, due 08/01/36                                5,676,568      5,784,971
   6.260%, due 12/01/36                                1,488,737      1,508,159
   6.213%, due 08/01/41                                2,576,368      2,584,388
   6.255%, due 09/01/41                                3,394,292      3,391,876
   6.205%, due 07/01/42-10/01/44                       6,367,075      6,430,188
   5.000%, due TBA (d)                                   600,000        572,344
   5.500%, due TBA (d)                               258,800,000    254,276,998
   6.000%, due TBA (d)                               174,500,000    174,581,840
Government National Mortgage Assoc.
   8.250%, due 02/15/09                                    2,607          2,614
   6.000%, due 04/15/14-03/20/33                         136,184        137,839
   6.375%, due 02/20/22-05/20/32                         906,308        915,389
   7.000%, due 10/15/23                                   51,872         54,421
   7.500%, due 01/15/26-04/15/31                       6,171,064      6,637,639
   6.125%, due 01/20/26-11/20/30                         381,125        384,801
   5.750%, due 08/20/27-03/20/32                         181,156        182,766
   5.500%, due 09/20/27-09/20/33                         605,635        610,765
   6.250%, due 02/20/28-01/20/30                         237,192        239,429
   6.875%, due 04/20/29                                   70,604         72,050
   6.253%, due 02/16/30 (b)                               53,237         53,626
   6.053%, due 01/16/31 (b)                              153,134        153,194
   6.500%, due 10/20/31-04/20/32                          42,459         42,894
   5.500%, due TBA (d)                                60,000,000     58,720,312
U.S. Treasury Bond 5.000%, due 05/15/37               46,600,000     47,815,980
U.S. Treasury Inflation Index Bond
   2.375%, due 04/15/11-01/15/27                      40,393,479     40,746,393
   2.625%, due 07/15/17                               32,161,920     33,161,963
U.S. Treasury Inflation Index Note
   3.875%, due 01/15/09                                  508,052        518,610
   0.875%, due 04/15/10                               58,690,907     56,760,563
   2.000%, due 07/15/14                               15,360,334     15,157,532
U.S. Treasury Note
   4.125%, due 08/31/12                               11,500,000     11,456,887
   4.750%, due 05/15/14                               10,800,000     11,046,380
   4.625%, due 02/15/17                               32,600,000     32,760,457
   4.500%, due 05/15/17                                  700,000        696,282
   4.750%, due 08/15/17-02/15/37                      66,800,000     65,908,104
                                                                 --------------
Total U.S. Government & Agency Obligations
    (Cost $2,905,461,585)                                         2,907,803,344
                                                                 --------------
PREFERRED STOCK -- 0.0%
Home Ownership Funding 13.331%/1.000% *(c)(e)
    (Cost -- $1,011,000)                                   2,500        373,790
                                                                 --------------
OPTIONS -- 0.6%
Eurodollar Futures Calls, Expire 03/17/08           $  2,885,000 $    1,110,725
Eurodollar Puts, Expire 05/21/08                       5,000,000        373,279
Option On Federal National Mortgage Assoc. TBA
  Calls, Expire 11/06/07                             140,000,000        459,200

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                   ------------ -----------
Option On Federal National Mortgage Assoc. TBA Puts,
  Expire 10/04/07                                      $467,000,000 $         5
Option On Federal National Mortgage Assoc. TBA Puts,
  Expire 10/04/07                                       300,000,000           3
Option On Federal National Mortgage Assoc. TBA Puts,
  Expire 11/06/07                                       169,600,000           2
OTC British Pound Calls, Expire 09/26/08                190,100,000   1,678,062
OTC Eurodollar Calls, Expire 05/21/08                    10,400,000      85,319
OTC Eurodollar Calls, Expire 05/21/08                     9,000,000      73,834
OTC Eurodollar Calls, Expire 05/21/08                     5,000,000      45,981
OTC Eurodollar Calls, Expire 05/21/08                     4,000,000      36,449
OTC Eurodollar Calls, Expire 05/21/08                     3,200,000      26,252
OTC Eurodollar Calls, Expire 05/21/10                     4,500,000     147,067
OTC Eurodollar Calls, Expire 05/21/10                     4,000,000     130,726
OTC Eurodollar Calls, Expire 05/21/10                     4,000,000     130,726
OTC Eurodollar Calls, Expire 06/03/10                     9,300,000     305,802
OTC Eurodollar Calls, Expire 06/04/08                    11,200,000     407,802
OTC Eurodollar Puts, Expire 05/21/08                     10,400,000     835,509
OTC Eurodollar Puts, Expire 05/21/08                      9,000,000     723,036
OTC Eurodollar Puts, Expire 05/21/08                      4,000,000     297,935
OTC Eurodollar Puts, Expire 05/21/08                      3,200,000     257,080
OTC Eurodollar Puts, Expire 05/21/10                      4,500,000     388,428
OTC Eurodollar Puts, Expire 05/21/10                      4,000,000     345,270
OTC Eurodollar Puts, Expire 05/21/10                      4,000,000     345,270
OTC Eurodollar Puts, Expire 06/03/10                      9,300,000     805,079
OTC Eurodollar Puts, Expire 10/04/07                    300,000,000           3
OTC Japanese Yen Calls, Expire 01/18/08                  12,400,000      23,238
OTC Japanese Yen Calls, Expire 03/17/10                  30,000,000   1,756,440
OTC Japanese Yen Calls, Expire 06/03/10                  23,600,000     791,402
OTC Japanese Yen Calls, Expire 06/03/10                   5,400,000     375,341
OTC Japanese Yen Puts, Expire 06/03/10                   23,600,000   1,455,695
OTC Japanese Yen Puts, Expire 06/03/10                    5,400,000     466,130
OTC Japanese Yen Puts, Expire 06/04/08                   11,200,000     562,091
OTC Japanese Yen Puts, Expire 3/17/10                    30,000,000   1,340,580
Swaption Calls, Expire 06/16/08                          87,000,000     492,601
Swaption Calls, Expire 08/03/09                         475,600,000   6,511,972
Swaption Calls, Expire 09/26/08                         169,700,000   1,497,986
Swaption Calls, Expire 11/23/07                         120,300,000     863,856
Swaption Calls, Expire 12/20/07                         139,300,000   1,304,854
                                                                    -----------
Total Options
    (Cost $19,253,753)                                               26,451,030
                                                                    -----------
SHORT-TERM INVESTMENTS -- 4.7%
COMMERCIAL PAPER -- 2.3%
Abbey National Treasury Services Plc 5.670%, due
  07/02/08                                               10,500,000  10,509,597
Fortis Bank 5.320%, due 06/30/08                         14,000,000  14,004,627
Nordea Bank Finland Plc 5.283%, due 12/01/08             38,100,000  38,088,114
Royal Bank of Scotland Plc 5.260%, due 03/26/08           9,700,000   9,698,608
Societe Generale North America 5.270%, due 03/26/08      10,000,000   9,998,565
Unicredito Italiano S.p.A. 5.370%, due 05/29/08          10,100,000  10,097,997
                                                                    -----------
                                                                    92,397,508
                                                                    -----------
REPURCHASE AGREEMENT -- 0.3%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.000% to be repurchased at
  $109,359 on 10/01/07 collateralized by 110,000 FHLB
  at 4.125% due 04/18/08 with a value of $111,518,22.       109,332     109,332
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.000% to be repurchased at
  $9,874,136 on 10/01/07 collateralized by 9,970,000
  FNMA at 5.750% due 02/15/08 with a value of
  $10,069,630.                                            9,971,668   9,871,668
                                                                    -----------
                                                                      9,981,000
                                                                    -----------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                                ----------- --------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 2.1%
Federal Home Loan Bank Discount Notes 4.000%, due
  10/01/07 (f)                                      $55,600,000 $   55,600,000
United States Treasury Bill
   1.504%, due 11/29/07 (f)                           1,200,000      1,192,428
   1.807%, due 11/29/07 (f)                           1,200,000      1,190,914
   1.803%, due 11/29/07 (f)                           4,410,000      4,376,681
   1.684%, due 12/13/07 (f)                          15,600,000     15,479,793
   1.595%, due 12/13/07 (f)                           1,410,000      1,399,707
   1.702%, due 12/13/07 (f)                           7,260,000      7,203,477
                                                                --------------
                                                                    86,443,000
                                                                --------------
Total Short-Term Investments
    (Cost $188,826,056)                                            188,821,508
                                                                --------------
TOTAL INVESTMENTS -- 116.3% (Cost $4,668,177,909#)               4,691,739,994
                                                                --------------
Other Assets and Liabilities (net) -- (16.3)%                     (657,992,571)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $4,033,747,423
                                                                ==============

Portfolio Footnotes:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $44,192,131 and $20,630,046 respectively, resulting in a net unrealized appreciation of $23,562,085.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $288,363,369 of net assets.
(b) Variable or floating rate security. The stated rate represents the rate at September 30,2007.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $30,941,973 of net assets.
(d)  This security is traded on a "to-be-announced" basis.
(e) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(f)  Zero coupon bond -- Interest rate represents current yield to maturity.
(g)  Par shown in Brazilian Real. Value in USD.
(h)  Par shown in Euro. Value in USD.
(i)  Par shown in Danish Krone. Value in USD.
(j)  Par shown in British Pound. Value in USD.
AMBAC- Ambac Indemnity Corporation
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
FSA  - Financial Security Assurance, Inc.
MT   - Medium-Term Note
REIT - Real Estate Investment Trust
TERM - Term Loan

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

The following table summarizes the portfolio composition of the PIMCO Total Return Portfolio at September 30, 2007 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                    PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY                             PORTFOLIO
---------------------------------------                             ----------
AAA/Government/Government Agency                                       80.48%
AA                                                                      7.33
A                                                                       6.43
BBB                                                                     3.70
BB                                                                      1.23
B                                                                       0.81
CCC                                                                     0.02
                                                                      ------
Total:                                                                100.00%
                                                                      ======


                                            STRIKE    NUMBER OF
CALL OPTIONS                     EXPIRATION PRICE     CONTRACTS       VALUE
------------                     ---------- ------- ------------  ------------
ECAL U.S. Dollar VS Japanese Yen 03/17/2010 $104.00  (10,800,000) $   (632,318)
OTC ECAL Swaps Option            12/20/2007    5.15  (60,600,000)   (1,006,759)
Eurodollar Futures               03/17/2008   95.75       (1,810)     (746,625)
Eurodollar Futures               03/17/2008   96.00         (874)     (229,425)
U.S. Treasury Notes 5 YR Futures 11/20/2007  107.00       (2,072)   (1,489,250)
Swaption                         12/20/2007    0.99  (12,200,000)     (129,069)
Swaption                         09/26/2008    4.95  (82,700,000)   (1,332,711)
Swaption                         09/26/2008    4.95  (73,800,000)   (1,189,288)
Swaption                         08/03/2009    5.50 (206,600,000)   (5,845,330)
                                                                  ------------
                                                                  $(12,600,775)
                                                                  ============

(Written Option Premium
  $10,133,453)

PUT OPTIONS                      EXPIRATION PRICE     CONTRACTS       VALUE
-----------                      ---------- ------- ------------  ------------
OTC EPUT U.S. Dollar VS Japanese
  Yen                            03/17/2010 $104.00  (10,800,000) $   (482,609)
Swaption                         12/20/2007    0.91  (12,200,000)      (50,125)
Swaption                         03/16/2009    5.40 (145,200,000)   (2,043,739)
Swaption                         03/16/2009    5.40 (145,200,000)   (2,043,739)
                                                                  ------------
                                                                  $ (4,620,212)
                                                                  ============

(Written Option Premium $4,351,300)


SECURITIES SOLD
SHORT                INTEREST RATE  MATURITY      PROCEEDS          VALUE
---------------      ------------- ---------- ---------------  ---------------
U.S. Treasury Bond       4.75%      2/15/2037 $  (250,891,900) $  (267,633,381)
U.S. Treasury Notes      4.88%      2/15/2012     (73,953,384)     (76,334,634)
U.S. Treasury Notes      3.00%     11/15/2007     (29,213,638)     (29,974,230)
U.S. Treasury Notes      4.75%      5/15/2014     (23,316,216)     (23,320,136)
U.S. Treasury Notes      4.25%     11/15/2014    (163,367,863)    (165,744,779)
U.S. Treasury Notes      4.63%      2/15/2017    (161,864,835)    (166,013,114)
U.S. Treasury Notes      4.50%      5/15/2017    (129,795,071)    (131,995,098)
U.S. Treasury Notes      4.75%      8/15/2017    (196,912,209)    (196,262,194)
U.S. Treasury Notes      4.13%      8/31/2012     (42,418,925)     (42,241,042)
                                              ---------------  ---------------
                                              $(1,071,734,040) $(1,099,518,608)
                                              ===============  ===============

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

PIMCO Total Return

Forward Foreign Currency Contracts to Buy:

                                                                      NET
                                                                   UNREALIZED
                                          VALUE AT   IN EXCHANGE APPRECIATION/
SETTLEMENT DATE     CONTRACTS TO DELIVER 09/30/2007  FOR U.S. $  (DEPRECIATION)
---------------     -------------------- ----------- ----------- --------------
10/18/2007                820,000   AUD  $   725,428 $   681,830  $    43,598
10/25/2007              1,696,109   AUD    1,500,045   1,479,007       21,038
10/02/2007              6,171,600   BRL    3,371,814   2,960,000      411,814
10/02/2007              6,706,610   BRL    3,664,113   3,236,000      428,113
10/02/2007              6,463,908   BRL    3,531,514   3,095,000      436,514
10/02/2007              6,470,313   BRL    3,535,014   3,125,000      410,014
10/02/2007             10,474,884   BRL    5,722,886   5,064,000      658,886
10/02/2007              5,204,264   BRL    2,843,316   2,608,000      235,316
10/02/2007             14,379,598   BRL    7,856,201   7,316,000      540,201
10/02/2007             30,090,998   BRL   16,440,024  15,463,000      977,024
10/02/2007             31,416,053   BRL   17,163,959  16,173,000      990,959
10/02/2007             13,863,100   BRL    7,574,016   7,064,000      510,016
10/02/2007             14,368,080   BRL    7,849,908   7,312,000      537,908
10/02/2007             11,166,918   BRL    6,100,974   5,657,000      443,974
10/02/2007             12,148,383   BRL    6,637,191   6,162,000      475,191
10/02/2007             20,079,225   BRL   10,970,156  10,638,000      332,156
10/02/2007             12,685,680   BRL    6,930,740   6,712,000      218,740
10/02/2007             25,143,152   BRL   13,736,800  13,424,000      312,800
10/02/2007             44,486,000   BRL   24,304,641  23,200,000    1,104,641
10/02/2007             11,797,764   BRL    6,445,633   6,116,000      329,633
10/02/2007             14,839,392   BRL    8,107,407   7,472,000      635,407
10/02/2007             13,914,816   BRL    7,602,271   6,887,500      714,771
10/02/2007             16,209,335   BRL    8,855,866   8,513,306      342,560
03/04/2008                265,827   BRL      142,802     122,727       20,075
03/04/2008              8,500,000   BRL    4,566,199   4,027,482      538,717
03/04/2008             33,057,102   BRL   17,758,270  16,368,954    1,389,316
03/04/2008             21,827,600   BRL   11,725,783  11,080,000      645,783
03/04/2008              8,263,955   BRL    4,439,395   4,085,000      354,395
07/02/2007             14,285,471   BRL    7,557,122   7,112,507      444,615
03/13/2008            486,000,000   CLP      948,955     922,464       26,491
03/13/2008             52,600,000   CLP      102,706      99,621        3,085
11/21/2007             60,868,550   CNY    8,171,054   8,105,000       66,054
11/21/2007             58,112,151   CNY    7,801,032   7,739,000       62,032
11/26/2007             71,636,433   CNY    9,624,463   9,563,000       61,463
11/26/2007             74,910,000   CNY   10,064,272  10,000,000       64,272
01/10/2008             12,328,300   CNY    1,669,308   1,670,614       (1,306)
01/10/2008             50,985,200   CNY    6,903,629   6,922,164      (18,535)
01/10/2008             20,203,315   CNY    2,735,621   2,735,352          269
01/10/2008             27,698,910   CNY    3,750,559   3,753,240       (2,681)
01/10/2008             20,629,260   CNY    2,793,296   2,793,022          274
01/10/2008             20,629,260   CNY    2,793,296   2,794,611       (1,315)
01/10/2008             33,453,140   CNY    4,529,708   4,521,000        8,708
01/10/2008             25,805,968   CNY    3,494,246   3,488,000        6,246
01/10/2008             25,595,136   CNY    3,465,699   3,456,000        9,699
01/10/2008             26,667,926   CNY    3,610,959   3,601,000        9,959
01/10/2008             13,840,539   CNY    1,874,072   1,869,459        4,613
01/10/2008             71,430,000   CNY    9,671,949   9,624,739       47,210
07/02/2008            115,577,333   CNY   16,110,757  15,945,000      165,757
07/02/2007            115,522,252   CNY   16,103,079  15,944,000      159,079
10/04/2007             14,831,000   EUR   21,088,842  20,429,702      659,140
10/04/2007              1,088,000   EUR    1,547,074   1,510,797       36,277
11/01/2007                435,000   GBP      886,204     869,078       17,126
11/01/2007              1,373,000   GBP    2,797,145   2,754,979       42,166
10/03/2007              9,823,200   INR      247,673     240,000        7,673
10/03/2007             16,213,400   INR      408,790     393,052       15,738
05/12/2008             11,966,061   INR      300,038     284,297       15,741
05/12/2008             14,209,845   INR      356,299     338,249       18,050
10/02/2007          1,236,213,800   JPY   10,754,178  10,700,000       54,178
10/02/2007          1,237,047,054   JPY   10,761,426  10,708,000       53,426
10/25/2007          1,648,372,000   JPY   14,379,996  13,666,620      713,376
10/25/2007          2,896,539,000   JPY   25,268,701  25,120,018      148,683
10/25/2007          2,473,261,000   JPY   21,576,127  21,442,476      133,651
10/18/2007          6,500,241,000   KRW    7,107,659   7,087,821       19,838
01/30/2008          2,923,026,000   KRW    3,207,919   3,210,000       (2,081)
01/30/2008          2,447,656,050   KRW    2,686,217   2,691,507       (5,290)
05/30/2008                183,264   KRW          201         199            2
05/30/2008            318,387,736   KRW      350,073     344,762        5,311
05/30/2008          1,129,625,234   KRW    1,242,043   1,211,524       30,519
05/30/2008          1,125,300,766   KRW    1,237,289   1,205,981       31,308
08/04/2008            733,392,000   KRW      806,730     792,000       14,730
08/04/2008            902,731,723   KRW      993,003     976,454       16,549
08/04/2008            448,363,491   KRW      493,199     486,770        6,429
08/04/2008          6,500,241,000   KRW    7,150,252   7,080,873       69,379
03/13/2008            116,747,437   MXN   10,553,817  10,363,731      190,086
03/13/2008             15,600,000   MXN    1,410,220   1,402,046        8,174
03/13/2008             19,298,888   MXN    1,744,594   1,757,000      (12,406)
03/13/2008             49,990,752   MXN    4,519,099   4,384,000      135,099
03/13/2008             49,944,285   MXN    4,514,899   4,383,000      131,899
07/10/2008             17,681,490   MXN    1,581,918   1,578,000        3,918
07/10/2008             44,069,856   MXN    3,942,818   3,932,000       10,818
07/10/2008             44,091,482   MXN    3,944,752   3,932,000       12,752
07/10/2007             44,095,414   MXN    3,945,104   3,932,000       13,104
10/17/2007              8,440,432   MYR    2,479,017   2,457,185       21,832
08/04/2008              8,440,432   MYR    2,510,166   2,486,502       23,664
03/13/2008             25,304,095   PLN    9,538,117   8,757,560      780,557
03/13/2008              3,200,000   PLN    1,206,207   1,163,865       42,342
07/10/2008              2,373,693   PLN      892,634     863,770       28,864
11/02/2007             22,863,707   RUB      916,087     861,156       54,931
12/07/2007            213,483,240   RUB    8,535,013   8,142,000      393,013
12/10/2007              3,578,874   RUB      143,069     136,546        6,523
12/10/2007              4,013,180   RUB      160,431     153,175        7,256
12/10/2007              4,119,946   RUB      164,699     157,280        7,419
01/11/2008             37,911,100   RUB    1,514,337   1,468,000       46,337
01/11/2008             42,600,000   RUB    1,701,632   1,656,621       45,011
01/11/2008             38,959,470   RUB    1,556,213   1,518,000       38,213
01/11/2008            166,970,430   RUB    6,669,535   6,614,000       55,535
01/11/2008            166,970,430   RUB    6,669,535   6,614,000       55,535
07/10/2008              5,414,293   RUB      215,461     213,847        1,614
07/10/2008            128,396,070   RUB    5,109,506   5,086,000       23,506
07/10/2008            308,190,025   RUB   12,264,384  12,155,000      109,384
10/03/2007              1,051,481   SGD      708,557     688,000       20,557
10/03/2007                691,768   SGD      466,159     453,619       12,540
10/18/2007             12,111,550   SGD    8,170,480   8,050,751      119,729
02/20/2008              1,454,614   SGD      989,665     980,000        9,665
02/20/2008              1,829,133   SGD    1,244,474   1,226,351       18,123
05/22/2008              2,739,000   SGD    1,872,995   1,829,659       43,336
05/22/2008                679,494   SGD      464,654     454,116       10,538
05/22/2008                677,771   SGD      463,476     453,237       10,239
05/22/2008                365,252   SGD      249,768     245,861        3,907
10/04/2007             12,121,310   TWD      371,551     369,102        2,449
10/04/2007              9,655,161   TWD      295,957     293,782        2,175
11/15/2007              9,780,081   TWD      300,926     296,951        3,975
11/15/2007             11,965,210   TWD      368,160     362,802        5,358
                                                                  -----------
                                                                  $19,775,039
                                                                  ===========

Forward Foreign Currency Contracts to Sell:

                                                                 NET UNREALIZED
                                          VALUE AT   IN EXCHANGE APPRECIATION/
SETTLEMENT DATE     CONTRACTS TO DELIVER 09/30/2007  FOR U.S. $  (DEPRECIATION)
---------------     -------------------- ----------- ----------- --------------
10/11/2007              3,327,999   AUD  $ 2,945,057 $ 2,743,003  $   (202,054)
10/02/2007            101,140,000   BRL   55,257,191  52,000,000    (3,257,191)
10/02/2007             48,700,000   BRL   26,606,933  25,000,000    (1,606,933)
10/02/2007             48,387,500   BRL   26,436,201  25,000,000    (1,436,201)
10/02/2007             17,070,318   BRL    9,326,259   8,935,000      (391,259)
10/02/2007             14,942,109   BRL    8,163,526   7,819,000      (344,526)
10/02/2007             44,752,823   BRL   24,450,418  23,194,000    (1,256,418)
10/02/2007             18,415,821   BRL   10,061,366   9,119,000      (942,366)
10/02/2007              4,176,696   BRL    2,281,911   2,118,000      (163,911)
10/02/2007             14,285,471   BRL    7,804,775   7,303,410      (501,365)
10/02/2007             16,209,335   BRL    8,855,866   8,427,000      (428,866)
03/04/2008              8,202,680   BRL    4,406,478   4,085,000      (321,478)
03/04/2008             13,416,480   BRL    7,207,331   6,930,000      (277,331)
07/02/2007             16,209,335   BRL    8,574,861   8,278,516      (296,345)
11/01/2007              1,255,000   CAD    1,260,239   1,237,959       (22,280)
11/21/2007            118,980,700   CNY   15,972,085  16,012,476        40,391
11/26/2007             92,542,812   CNY   12,433,267  12,462,000        28,733
11/26/2007             43,078,905   CNY    5,787,716   5,805,000        17,284
01/10/2008            171,205,297   CNY   23,181,981  23,219,000        37,019
01/10/2008            188,581,432   CNY   25,534,789  25,417,000      (117,789)
12/06/2007            169,193,000   DKK   32,325,476  31,044,587    (1,280,889)
10/04/2007             32,405,000   EUR   46,078,075  44,022,355    (2,055,720)
10/04/2007                450,000   EUR      639,875     625,948       (13,927)
10/04/2007              3,750,000   EUR    5,332,288   5,213,261      (119,027)
10/04/2007              8,734,000   EUR   12,419,253  12,134,041      (285,212)
11/01/2007              2,408,000   GBP    4,905,699   4,841,079       (64,620)
11/01/2007             19,501,000   GBP   39,728,423  39,197,010      (531,413)
11/01/2007              4,227,000   GBP    8,611,458   8,442,756      (168,702)
11/01/2007              5,935,000   GBP   12,091,082  12,001,045       (90,037)
11/01/2007                685,958   GBP    1,397,469   1,395,000        (2,469)
10/03/2007             11,826,755   INR      298,189     284,297       (13,892)
10/03/2007             14,209,845   INR      358,274     342,571       (15,703)
10/02/2007          2,473,260,854   JPY   21,515,604  21,382,597      (133,007)
10/25/2007            829,330,367   JPY    7,234,876   6,911,000      (323,876)
10/25/2007          6,472,761,000   JPY   56,466,792  56,696,544       229,752
10/18/2007          6,500,241,000   KRW    7,107,659   7,039,845       (67,814)
10/17/2007              8,440,432   MYR    2,479,017   2,452,188       (26,829)
10/04/2007              4,936,000   NZD    3,733,468   3,455,200      (278,268)
10/03/2007                689,802   SGD      464,834     454,116       (10,718)
10/03/2007                688,195   SGD      463,751     453,237       (10,514)
10/03/2007                365,252   SGD      246,131     242,258        (3,873)
10/04/2007              9,811,261   TWD      300,742     296,951        (3,791)
10/04/2007             11,965,210   TWD      366,766     361,563        (5,203)
                                                                  ------------
                                                                  $(16,718,638)
                                                                  ============
--------
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
CNY - China Yuan Renminbi
DKK - Danish Krone
EUR - Euro Dollar
GBP - British Pound
INR - Indian Rupee
JPY - Japenese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar
TWD - Taiwan Dollar

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

The futures contracts outstanding as of September 30, 2007 and the description and unrealized appreciation or depreciation were as follows:

                                                                                                         UNREALIZED
                                                                             NUMBER OF                 APPRECIATION/
DESCRIPTION                                            EXPIRATION DATE       CONTRACTS NOTIONAL VALUE  (DEPRECIATION)
-----------                                        ------------------------  --------- --------------  --------------
Option on EUR 2 Year Bond                          November 2007 - Long          806   $        4,030   $         -
EuroDollar Futures                                 December 2007 - Long        2,173      516,929,538       566,212
LIBOR Futures                                      December 2007 - Long          121       14,211,450       104,838
Option on Future                                   December 2007 - Long        2,400           15,000             0
U.S. Treasury Bond Futures                         December 2007 - Long        2,350      261,657,813       469,156
U.S. Treasury Note 10 Year Futures                 December 2007 - Long        3,829      418,437,906    (1,064,859)
U.S. Treasury Note 2 Year Futures                  December 2007 - Long           74       15,321,469        49,719
Euribor Future                                     March 2008 - Long           1,310      313,237,375        23,282
LIBOR Futures                                      March 2008 - Long           1,159      136,660,588       177,210
Option on LIBOR                                    March 2008 - Long           1,200           22,500        30,580
Option on LIBOR                                    March 2008 - Long           2,110           26,375        26,885
EuroDollar Futures                                 June 2008 - Long            7,045    1,684,195,313     8,673,325
LIBOR Futures                                      June 2008 - Long              502       59,286,200       818,721
Euribor Future                                     September 2008 - Long         156       37,346,400       255,071
EuroDollar Futures                                 September 2008 - Long       3,552      849,727,200     7,992,000
LIBOR Futures                                      September 2008 - Long         750       88,631,250       257,430
EuroDollar Futures                                 December 2008 - Long        1,654      395,657,475     4,212,025
LIBOR Futures                                      June 2009 - Long               69        8,156,663       119,567
EuroDollar Futures                                 March 2009 - Long           2,495      596,398,563       622,438
LIBOR Futures                                      March 2009 - Long             223       26,364,175       420,522
Future on 2 Year EUR Bond                          December 2007 - Short        (376)     (38,863,360)       85,535
Germany Federal Republic Bonds 10 Year Futures     December 2007 - Short        (405)     (45,635,400)      210,270
Germany Federal Republic Bonds 5 Year Futures      December 2007 - Short      (1,256)    (135,246,080)    1,015,144
U.S. Treasury Note 5 Year Futures                  December 2007 - Short      (5,947)    (636,514,844)      509,272
United Kingdom Treasury Bonds Future               December 2007 - Short        (255)     (27,269,700)       30,886

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE               DESCRIPTION               VALUE
---------------       ---------- ---------------------------------- --------
  14,100,000    USD    9/20/2008 Agreement with Bank of America,    $ 756.00
                                 N.A. dated 07/13/2007 to pay the
                                 notional amount multiplied by
                                 0.17% and to receive quarterly
                                 the notional amount in the
                                 underlying entity of The Goldman
                                 Sachs Group, Inc.

  14,100,000    USD    9/20/2008 Agreement with Bank of America,     (21,206)
                                 N.A. dated 07/13/2007 to pay the
                                 notional amount multiplied by
                                 0.19% and to receive quarterly
                                 the notional amount in the
                                 underlying entity of Morgan
                                 Stanley.

   8,700,000    USD   12/20/2007 Agreement with Morgan Stanley        (3,617)
                                 Capital Services, Inc., dated
                                 12/15/2006 to receive the
                                 notional amount multiplied by
                                 0.26% and to pay semi-annually
                                 the notional amount of underlying
                                 soveraign entities of the Russian
                                 Federation.

  27,000,000    USD    3/20/2008 Agreement with Lehman Brothers       (9,439)
                                 Specials Financing , Inc. dated
                                 12/22/2006 to receive the
                                 notional amount multiplied by
                                 0.055% and to pay quarterly the
                                 notional amount of underlying
                                 entities of American
                                 International Group, Inc.

     300,000    USD   12/20/2008 Agreement with J.P. Morgan Chase     (3,231)
                                 Bank dated 02/12/2004 to pay
                                 quarterly the notional amount
                                 multiplied by 1.35% and to
                                 receive par in the event of
                                 default of underlying entities of
                                 Capital One Financing Corporation
                                 8.750% due 2/1/2007.

   1,200,000    USD   12/20/2008 Agreement with Lehman Brothers      (13,106)
                                 dated 10/14/2003 to pay quarterly
                                 the notional amount multiplied by
                                 0.97% and to receive par in the
                                 event of default of underlying
                                 entities of Goodrich Corporation
                                 7.625% due 12/15/2012.

   1,200,000    USD   12/20/2008 Agreement with Lehman Brothers       (7,137)
                                 dated 10/14/2003 to pay quarterly
                                 the notional amount multiplied by
                                 0.53% and to receive par in the
                                 event of default of underlying
                                 entities of Lockheed Martin
                                 Corporation 8.20% due 12/1/2009.

   1,200,000    USD   12/20/2008 Agreement with Lehman Brothers       (6,555)
                                 dated 10/14/2003 to pay quarterly
                                 the notional amount multiplied by
                                 0.48% and to receive par n the
                                 event of default of underlying
                                 entitiesof Northrop Grumman
                                 Corporation 7.125% due 02/15/2011.

   5,000,000    USD   12/20/2008 Agreement with Lehman Brothers      (12,655)
                                 dated 12/14/2006 to receive the
                                 notional amount multiplied by
                                 0.31% and to pay the
                                 semi-annually notional amount in
                                 underlying soveraign entities of
                                 Russian Federation.

   5,000,000    USD   12/20/2008 Agreement with Lehman Brothers         (505)
                                 dated 12/06/2006 to pay the
                                 sem-notional amount multiplied by
                                 0.29% and to received par in the
                                 event of default entity of
                                 Petroleos Mexicanos 9.500% due
                                 9/15/2027.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE              DESCRIPTION                VALUE
---------------       ---------- --------------------------------- ----------
    7,000,000   USD   12/20/2008 Agreement with Lehman Brothers    $  (11,106)
                                 dated 12/18/2006 to receive the
                                 notional amount multiplied by
                                 0.40% and to pay the quarterly
                                 notional amount in underlying
                                 soveraign entities of Republic
                                 of Indonesia.

    5,300,000   USD   12/20/2008 Agreement with Lehman Brothers        (4,889)
                                 dated 12/14/2006 to receive the
                                 notional amount multiplied by
                                 0.32% and to pay the
                                 semi-annually notional amount in
                                 underlying soveraign entities of
                                 Republic of Peru.

  272,700,000   USD   12/19/2009 Agreement with Bank of America,    2,168,529
                                 N.A., dated 08/21/2007 to pay
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by 3
                                 month USD-LIBOR-BBA.

  180,300,000   USD   12/19/2009 Agreement with Morgan Stanley      1,433,758
                                 Capital Services, Inc., dated
                                 09/12/2007 to pay semi-annually
                                 the notional amount multiplied
                                 by 5.00% and to pay
                                 semi-annually the notional
                                 amount multiplied by 3 month
                                 USD-LIBOR-BBA.

   60,400,000   USD   12/19/2009 Agreement with Lehman Brothers       480,305
                                 Special Financing, Inc., dated
                                 07/09/2007 to pay semi-annually
                                 the notional amount multiplied
                                 by 5.00% and to pay
                                 semi-annually the notional
                                 amount multiplied by 3 month
                                 USD-LIBOR-BBA.

    4,700,000   USD    6/20/2010 Agreement with Morgan Stanley         49,127
                                 Capital Services, Inc., dated
                                 04/13/07 to receive 3 months the
                                 notional amount multiplied by
                                 0.17% and to pay par in event of
                                 default of underlying sovereign
                                 entities of the Glitnir Banki HF.

    4,800,000   USD    6/20/2010 Agreement with Morgan Stanley        171,023
                                 Capital Services, Inc., dated
                                 04/14/2005 to receive
                                 semi-annually the notional
                                 amount multiplied by 2.10% and
                                 to pay par in event of default
                                 of underlying sovereign entities
                                 of the Dow Jones CDX Emerging
                                 Markets Index.

      500,000   USD    9/20/2010 Agreement with Merrill Lynch           1,116
                                 International dated 07/27/2005
                                 to receive quarterly the
                                 notional amount multiplied by
                                 3.80% and to pay par in the
                                 event of default of Ford Motor
                                 Credit Co. 7.00% due 10/1/2013.

      300,000   USD    9/20/2010 Agreement with Lehman Brothers        (9,450)
                                 dated 10/7/2005 to pay
                                 semi-annually the notional
                                 amount multiplied by 2.26% and
                                 to receive par in the event of
                                 default of Republic of Turkey
                                 11.875% due 01/15/2030.

      700,000   USD   10/20/2010 Agreement with Morgan Stanley        (20,885)
                                 Capital Services, Inc. dated
                                 10/11/2005 to pay semi-annually
                                 the notional amount multiplied
                                 by 2.20% and to receive par in
                                 the event of default of Republic
                                 of Turkey 11.875% due 01/15/2030.

    1,000,000   USD   10/20/2010 Agreement with Lehman Brothers       (27,299)
                                 dated 09/29/2005 to pay
                                 semi-annually the notional
                                 amount multiplied by 2.11% and
                                 to receive par in the event of
                                 default of Republic of Turkey
                                 11.875% due 01/15/2030.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE               DESCRIPTION                VALUE
---------------       ---------- ---------------------------------  ----------
    1,600,000   USD    3/20/2011 Agreement with Merrill Lynch       $    7,450
                                 International., dated 06/11/2007
                                 to pay the notional amount
                                 multiplied by 0.10% and to
                                 receive quarterly notional amount
                                 in underlying entity of Progress
                                 Energy, Inc.

    5,000,000   USD    6/20/2011 Agreement with Merrill Lynch          220,420
                                 Capital Services, Inc., dated
                                 11/30/2006 to pay the notional
                                 amount multiplied by 0.51% and to
                                 receive quarterly notional amount
                                 in underlying entity of Boston
                                 Scientific Corp.

    5,000,000   USD    6/20/2011 Agreement with Merrill Lynch          264,100
                                 Capital Services, Inc., dated
                                 12/01/2006 to pay the notional
                                 amount multiplied by 1.29% and to
                                 receive quarterly notional amount
                                 in underlying entity of GMAC LLC.

    4,200,000   USD    9/20/2011 Agreement with J.P. Morgan Chase       46,571
                                 Bank, dated 11/09/2006 to pay the
                                 notional amount multiplied by
                                 0.46% and to receive quarterly
                                 notional amount in underlying
                                 entity of Health Care Property
                                 Investors, Inc.

    2,000,000   USD    1/20/2012 Agreement with Lehman Brothers         (4,219)
                                 Specials Financing , Inc. dated
                                 11/19/2007 to pay the notional
                                 amount multiplied by 0.39% and to
                                 receive semi-annually the
                                 notional amount in the underlying
                                 entity of United Mexican States.

    2,500,000   USD    3/20/2012 Agreement with Bank of America,        14,949
                                 N.A. dated 06/13/2007 to pay the
                                 notional amount multiplied by
                                 0.09% and to receive notional
                                 amount in the underlying entity
                                 of Consumers Energy Company.

  287,200,000   USD   12/19/2012 Agreement with Morgan Stanley       1,654,709
                                 Capital Services, Inc., dated
                                 06/21/2007 to receive
                                 semi-annually the notional amount
                                 multiplied by 5.00% and to pay
                                 the notional amount mutiplied by
                                 3 month USD-LIBOR-BBA.

    5,000,000   USD    6/20/2012 Agreement with Citibank, N.A.,         (5,155)
                                 New York dated 06/18/2007 to pay
                                 the notional amount multiplied by
                                 1.03% and to receive notional
                                 amount in the underlying entity
                                 of Chesapeake Energy Corporation.

   10,000,000   USD    6/20/2012 Agreement with Citibank, N.A.,       (620,506)
                                 New York, dated 06/12/07 to
                                 receive 3 months the notional
                                 amount multiplied by 2.30% and to
                                 pay par in event of default of
                                 underlying sovereign entities of
                                 the Nortel Networks Corporation.

    8,300,000   USD    6/20/2012 Agreement with Bank of America,      (123,223)
                                 N.A. dated 04/27/2007 to pay the
                                 notional amount multiplied by
                                 0.53% and to receive notional
                                 amount in the underlying entity
                                 of Globalsantafe Corporation.

    4,500,000   USD    6/20/2012 Agreement with Citibank, N.A.,        (10,253)
                                 New York,, Inc. dated 05/21/2007
                                 to pay the notional amount
                                 multiplied by 1.00% and to
                                 receive the notional amount in
                                 the underlying entity of Reynolds
                                 American Inc.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE               DESCRIPTION                VALUE
---------------       ---------- ----------------------------------  ---------
  1,300,000     USD   6/20/2012  Agreement with Bank of America,     $  (2,962)
                                 N.A. dated 05/22/2007 to pay the
                                 notional amount multiplied by
                                 1.00% and to receive notional
                                 amount in the underlying entity of
                                 Chesapeake Energy Corporation.

  1,300,000     USD   6/20/2012  Agreement with Morgan Stanley          (2,962)
                                 Capital Services Inc. dated
                                 05/22/2007 to pay the notional
                                 amount multiplied by 1.00% and to
                                 receive notional amount in the
                                 underlying entity of Chesapeake
                                 Energy Corporation.

  2,000,000     USD   6/20/2012  Agreement with J.P. Morgan Chase       (3,426)
                                 Bank dated 3/21/2007 to receive
                                 quarterly the notional amount
                                 multiplied by 0.43% and to pay par
                                 in the event of default of
                                 underlying soveraign entities of
                                 the International Paper Company
                                 5.850% due 10/30/2012.

  4,000,000     USD   6/20/2012  Agreement with Morgan Stanley         (14,494)
                                 Capital Services, Inc. dated
                                 03/21/2007 to pay the notional
                                 amount multiplied by 0.475% and to
                                 receive quarterly the notional
                                 amount in the underlying entity of
                                 International Paper Company.

  4,550,000     USD   6/20/2012  Agreement with Citibank,N.A.,New       71,324
                                 York dated 07/17/2007 to pay the
                                 notional amount multiplied by
                                 1.994% and to receive the notional
                                 amount in the underlying entity of
                                 Dow Jones CDX.NA.HY.8.

  8,700,000     USD   6/20/2012  Agreement with Morgan Stanley         200,868
                                 Capital Services, Inc. dated
                                 07/18/2007 to pay the notional
                                 amount multiplied by 2.17% and to
                                 receive the notional amount in the
                                 underlying entity of Dow Jones
                                 CDX.NA.HY.8.

  4,200,000     USD   6/20/2012  Agreement with Bank of America,       (85,179)
                                 N.A. dated 09/20/2007 to pay the
                                 notional amount multiplied by
                                 1.40% and to receive the notional
                                 amount in the underlying entity of
                                 Dow Jones CDX.NA.XO.8.

  1,900,000     USD   6/20/2012  Agreement with Merrill Lynch            8,258
                                 Capital Services, Inc., dated
                                 07/10/2007 to pay the notional
                                 amount multiplied by 1.725% and to
                                 receive the notional amount in
                                 underlying entity of CDX.NA.HY.8..

  14,800,000    USD   6/20/2012  Agreement with Merrill Lynch          (60,189)
                                 International, dated 07/26/2007 to
                                 pay the notional amount multiplied
                                 by 1.085% and to receive the
                                 notional amount in underlying
                                 entity of CDX.NA.HY.8..

    41,080      USD   6/20/2012  Agreement with Morgan Stanley        (517,718)
                                 Capital Services, Inc. dated
                                 07/30/2007 to pay the notional
                                 amount multiplied by 0.170% and to
                                 receive the notional amount in the
                                 underlying entity of CDX.NA.IG.8.

  14,800,000    USD   6/20/2012  Agreement with Lehman Brothers        317,997
                                 Special Financing, Inc., dated
                                 09/20/2007 to pay the notional
                                 amount multiplied by 0.170% and to
                                 receive the notional amount in the
                                 underlying entity of CDX.NA.HY.8.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE               DESCRIPTION                VALUE
---------------       ---------- ----------------------------------  ---------
   10,000,000   USD    6/20/2012 Agreement with Citibank, N.A., New  $(620,506)
                                 York,, Inc. dated 06/07/2007 to
                                 pay the notional amount multiplied
                                 by 2.30% and to receive quaterly
                                 the notional amount in the
                                 underlying entity of Nortel
                                 Netwroks Corporation.

    5,000,000   USD    9/20/2012 Agreement with Lehman Brothers       (245,108)
                                 Specials Financing , Inc. dated
                                 06/25/2007 to receive the notional
                                 amount multiplied by 2.850% and to
                                 pay quarterly the notional amount
                                 of underlying entities of Nortel
                                 Networks Corporation.

    4,300,000   USD    9/20/2012 Agreement with Citibank, N.A.,New      91,129
                                 York dated 08/06/2007 to receive
                                 the notional amount multiplied by
                                 0.92% and to pay quarterly the
                                 notional amount of underlying
                                 entities of The Goldman Sacjs
                                 Group, Inc.

    4,300,000   USD    9/20/2012 Agreement with Citibank, N.A., New     72,338
                                 York,, Inc. dated 06/07/2007 to
                                 pay the notional amount multiplied
                                 by 0.95% and to receive quaterly
                                 the notional amount in the
                                 underlying entity of Merrill Lynch
                                 & Co., Inc.

   19,000,000   USD    9/20/2012 Agreement with J.P. Morgan Chase      318,543
                                 Bank, dated 08/10/2007 to pay the
                                 notional amount multiplied by
                                 0.82% and to receive quarterly
                                 notional amount in underlying
                                 entity of The Goldman Sachs Group,
                                 Inc.

  109,700,000   USD   12/19/2012 Agreement with Lehman Brothers        632,039
                                 Specials Financing , Inc. dated
                                 01/19/2007 to receive
                                 semi-annually the notional amount
                                 multiplied by 5.00% and to pay the
                                 semi-annually notional amount
                                 multiplied by the 3 month
                                 USD-LOBOR-BBA.

   26,600,000   USD   12/19/2012 Agreement with Bank of America,       153,256
                                 N.A., dated 07/10/2007 to receive
                                 semi-annually the notional amount
                                 multiplied by 5.00% and to pay the
                                 semi-annually notional amount
                                 multiplied by the 3 month
                                 USD-LIBOR-BBA.

   12,700,000   USD   12/19/2012 Agreement with Citibank, N.A. New      73,171
                                 York, dated 08/23/2007 to receive
                                 semi-annually the notional amount
                                 multiplied by 5.00% and to pay the
                                 semi-annually notional amount
                                 multiplied by the 3 month
                                 USD-LOBOR-BBA.

   12,500,000   USD   12/19/2012 Agreement with J.P. Morgan Chase       72,019
                                 Bank, dated 07/19/2007 to pay
                                 semi-annually the notional amount
                                 multiplied by 5.00% and to pay
                                 semi-annually the notional amount
                                 multiplied by 3 month
                                 USD-LIBOR-BBA.

   68,100,000   USD   12/19/2012 Agreement with J.P. Morgan Chase      392,360
                                 Bank, dated 07/19/2007 to pay
                                 semi-annually the notional amount
                                 multiplied by 5.00% and to pay
                                 semi-annually the notional amount
                                 multiplied by 3 month
                                 USD-LIBOR-BBA.

    6,100,000   USD   12/20/2012 Agreement with Morgan Stanley         137,371
                                 Capital Services, Inc. dated
                                 09/25/2007 to pay the notional
                                 amount multiplied by 2.45% and to
                                 receive the notional amount in the
                                 underlying entity of CDX.NA.XO.9.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE               DESCRIPTION                VALUE
---------------       ---------- ----------------------------------  ---------
   10,000,000   USD   12/20/2012 Agreement with J.P. Morgan Chase    $ (23,306)
                                 Bank, dated 09/14/2007 to pay the
                                 notional amount multiplied by
                                 0.320% and to receive quarterly
                                 notional amount in underlying
                                 entity of The TJX Companies,Inc.

    2,900,000   USD   12/20/2012 Agreement with J.P. Morgan Chase       (7,434)
                                 Bank, dated 09/14/2007 to pay the
                                 notional amount multiplied by
                                 0.285% and to receive quarterly
                                 notional amount in underlying
                                 entity of Nordstrom, Inc.

    5,000,000   USD   12/20/2012 Agreement with J.P. Morgan Chase      (23,042)
                                 Bank, dated 09/14/2007 to pay the
                                 notional amount multiplied by
                                 0.369% and to receive quarterly
                                 notional amount in underlying
                                 entity of Target Corporation.

    2,500,000   USD    3/20/2013 Agreement with Morgan Stanley          12,233
                                 Capital Services, Inc. dated
                                 11/01/2006 to pay the notional
                                 amount multiplied by 0.15% and to
                                 receive quarterly the notional
                                 amount in the underlying entity of
                                 Wyeth.

   74,000,000   USD    3/18/2014 Agreement with J.P. Morgan Chase      287,634
                                 Bank, N.A., dated 09/14/2007 to
                                 receive semi-annually the notional
                                 amount multiplied by 5.00% and to
                                 pay semi-anually the notional
                                 amount multiplied by 3 month
                                 USD-LIBOR-BBA.

   53,700,000   USD    3/18/2014 Agreement with Citibank, N.A. New     208,729
                                 York, dated 09/19/2007 to receive
                                 semi-annually the notional amount
                                 multiplied by 5.00% and to pay
                                 semi-anually the notional amount
                                 multiplied by 3 month
                                 USD-LIBOR-BBA.

    5,750,000   USD    3/20/2014 Agreement with Bank of America,       (14,699)
                                 N.A. dated 09/24/2007 to pay the
                                 notional amount multiplied by
                                 0.68% and to receive notional
                                 amount in the underlying entity of
                                 Liberty Mutual Group Inc.

   10,000,000   USD    9/20/2014 Agreement with Morgan Stanley         (30,478)
                                 Capital Services, Inc. dated
                                 09/26/2007 to pay the notional
                                 amount multiplied by 0.65% and to
                                 receive quarterly the notional
                                 amount in the underlying entity of
                                 Nisource Finance Corp.

  115,700,000   USD   12/19/2014 Agreement with Morgan Stanley        (247,564)
                                 Capital Services, Inc. dated
                                 09/27/2007 to receive
                                 semi-annually the notional amount
                                 multiplied by 5.00% and to pay
                                 semi-anually the notional amount
                                 multiplied by 3 month
                                 USD-LIBOR-BBA.

    5,000,000   USD   12/20/2014 Agreement with Bank of America,        26,927
                                 N.A. dated 09/25/2007 to pay the
                                 notional amount multiplied by
                                 5.85% and to receive quarterly the
                                 notional amount in the underlying
                                 entity of CAN Financial Corp.

    5,000,000   USD    3/20/2012 Agreement with Bank of America,             -
                                 N.A. dated 09/28/2007 to pay the
                                 notional amount multiplied by
                                 1.00% and to receive notional
                                 amount in the underlying entity of
                                 Weyth.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE               DESCRIPTION                VALUE
---------------       ---------- ---------------------------------  ----------
   5,000,000    USD   12/20/2015 Agreement with Bank of America,    $    5,558
                                 N.A. dated 09/21/2007 to pay the
                                 notional amount multiplied by
                                 0.66% and to receive notional
                                 amount in the underlying entity
                                 of Quest Diagnostic Incorporated.

   3,900,000    USD   12/20/2016 Agreement with Lehman Brothers         60,625
                                 Specials Financing , Inc. dated
                                 11/01/2006 to pay the notional
                                 amount multiplied by 0.34% and to
                                 receive quarterly notional amount
                                 in the underlying entity of
                                 Morgan Stanley.

  11,250,000    USD   12/20/2016 Agreement with Bank of America,        43,034
                                 N.A. dated 09/21/2007 to pay the
                                 notional amount multiplied by
                                 0.966% and to receive notional
                                 amount in the underlying entity
                                 of Spint Nextel Corporation.

  72,000,000    USD    6/20/2017 Agreement with Bank of America      1,108,018
                                 N.A., dated 12/07/2006 to pay
                                 semi-annually the notional amount
                                 multiplied by 5.00% and to
                                 receive the notional amount
                                 mutiplied by 3 month
                                 USD-LIBOR-BBA.

  20,000,000    USD    6/20/2017 Agreement with Morgan Stanley         148,796
                                 Capital Services Inc dated
                                 06/08/07 to pay the notional
                                 amount multiplied by 0.97% and to
                                 receive notional amount in the
                                 underlying entity of Weyerhaeuser
                                 Company.

  13,000,000    USD    6/20/2017 Agreement with Morgan Stanley          77,502
                                 Capital Services Inc dated
                                 06/08/07 to pay the notional
                                 amount multiplied by 0.99% and to
                                 receive notional amount in the
                                 underlying entity of Weyerhaeuser
                                 Company.

   4,800,000    USD    6/20/2017 Agreement with Lehman Brothers        (46,678)
                                 Specials Financing , Inc. dated
                                 04/13/2007 to pay the notional
                                 amount multiplied by 1.25% and to
                                 receive the notional amount in
                                 the underlying entity of Reynolds
                                 American Inc.

   9,700,000    USD    6/20/2017 Agreement with J.P. Morgan Chase      157,872
                                 Bank, Inc. dated 04/12/2007 to
                                 pay the notional amount
                                 multiplied by 0.95% and to
                                 receive the notional amount in
                                 the underlying entity of Liz
                                 Claiborne, Inc.

   5,400,000    USD    6/20/2017 Agreement with Citibank, N.A.,         (6,090)
                                 New York, dated 05/01/2007 to
                                 receive 3 months the notional
                                 amount multiplied by 0.47% and to
                                 pay par in event of default of
                                 underlying sovereign entities of
                                 the Diamond Offshore Drilling,
                                 INC.

   8,500,000    USD    9/20/2017 Agreement with Bank of America,        25,514
                                 N.A. dated 09/25/07 to pay the
                                 notional amount multiplied by
                                 6.00% and to receive quarterly
                                 the notional amount in the
                                 underlying entity of Rohm & Haas
                                 Holdings.

  51,600,000    USD   12/19/2017 Agreement with Morgan Stanley         835,614
                                 Capital Services, Inc., dated
                                 08/24/2007 to pay semi-annually
                                 the notional amount multiplied by
                                 5.00% and to pay semi-annually
                                 the notional amount multiplied by
                                 3 month USD-LIBOR-BBA.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE              DESCRIPTION                VALUE
---------------       ---------- --------------------------------  -----------
   88,300,000   USD   12/19/2017 Agreement with Bank of America,   $ 1,429,936
                                 N.A., dated 08/23/2007 to pay
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by 3
                                 month USD-LIBOR-BBA.

   29,900,000   USD   12/19/2022 Agreement with Morgan Stanley      (1,117,104)
                                 Capital Services, Inc., dated
                                 08/22/2007 to pay semi-annually
                                 the notional amount multiplied
                                 by 5.00% and to pay
                                 semi-annually the notional
                                 amount multiplied by 3 month
                                 USD-LIBOR-BBA.

   22,500,000   USD    6/20/2037 Agreement with Morgan Stanley        (375,750)
                                 Capital Services, Inc., dated
                                 11/29/2006 to receive the
                                 notional amount and to pay
                                 semi-annually the notional
                                 amount multiplied by 3 month
                                 USD-LIBOR-BBA.

    9,600,000   USD   12/19/2037 Agreement with Bank of America        564,576
                                 N.A., dated 09/28/2007 to pay
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to receive the notional amount
                                 mutiplied by 3 month
                                 USD-LIBOR-BBA.

    2,850,000   USD    7/25/2045 Agreement with Lehman Brothers        394,155
                                 dated 01/24/06 to pay quarterly
                                 the notional amount multiplied
                                 by 0.54% and to receive par in
                                 event of default of underlying
                                 sovereign entities of the
                                 ABX.HE.A.06-01.

    2,850,000   USD    7/25/2045 Agreement with Merrill Lynch         (394,155)
                                 International, dated 07/12/07 to
                                 pay quarterly the notional
                                 amount multiplied by 0.54% and
                                 to receive par in event of
                                 default of underlying sovereign
                                 entities of the ABX.HE.A.06-01.

    5,000,000   USD     5/6/2046 Agreement with Bank of America      2,720,900
                                 N.A., dated 12/21/2006 to
                                 receive annually the notional
                                 amount multiplied by 1.75% and
                                 to pay the notional amount
                                 mutiplied by 3 month USD-LIBOR
                                 plus 1.35%

    1,600,000   USD   12/10/2046 Agreement with Merrill Lynch        1,240,160
                                 Capital Services, Inc., dated
                                 12/07/2006 to pay monthly the
                                 notional amount multiplied by
                                 2.0299% and to received par in
                                 the event of default of Topanga
                                 2006-2A B 1ML+145 144A 6.77%,
                                 due 12/10/2046.

  289,300,000   AUD    6/15/2010 Agreement with Morgan Stanley         (34,258)
                                 Capital Services, Inc., dated
                                 08/10/2007 to pay semi-annually
                                 the notional amount multiplied
                                 by 7.00% and to receive the
                                 notional amount mutiplied by 6
                                 month AUD-BBR-BBSW.

  170,000,000   BRL     1/2/2012 Agreement with Morgan Stanley      (3,336,046)
                                 Capital Services, Inc. dated
                                 05/16/07 to receive annually the
                                 notional amount multiplied by
                                 10.115% and pay semi-annually
                                 multiplied by the BRL PTAX
                                 (BRL09).

  113,000,000   EUR    3/19/2010 Agreement with J.P. Morgan Chase      217,056
                                 Bank dated 03/13/2007 to receive
                                 annually the notional amount
                                 multiplied by ([1+1.9475%)^5] -
                                 1)* Notionaland pay annually
                                 notional amount multiplied
                                 [(Index Final/Index Initial) -
                                 1].

   70,400,000   EUR   12/15/2011 Agreement with Morgan Stanley      (1,879,085)
                                 Capital Services, Inc. dated
                                 08/16/2007 to receive annually
                                 the notional amount multiplied
                                 by 4.00% and pay semi-annually
                                 notional amount multiplied by
                                 EUR-EURIBOR-Telerate.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE              DESCRIPTION                VALUE
---------------       ---------- --------------------------------  -----------
   75,000,000   EUR   12/15/2011 Agreement with J.P. Morgan Chase  $(1,983,502)
                                 Bank, N.A. dated 06/15/2007 to
                                 receive annually the notional
                                 amount multiplied by 4.00% and
                                 pay semi-annually notional
                                 amount multiplied by
                                 EUR-EURIBOR-Telerate.

   21,700,000   EUR    4/10/2012 Agreement with J.P. Morgan Chase     (176,540)
                                 Bank dated 03/13/2007 to receive
                                 annually the notional amount
                                 multiplied by ([1+1.9475%)^5] -
                                 1)* Notionaland pay annually
                                 notional amount multiplied
                                 [(Index Final/Index Initial) -
                                 1].

    2,400,000   EUR    3/15/2012 Agreement with Lehman Brothers        (10,252)
                                 dated 03/13/2007 to receive
                                 annually the notional amount
                                 multiplied by ([1+1.9475%)^5] -
                                 1)* Notionaland pay annually
                                 notional amount multiplied
                                 [(Index Final/Index Initial) -
                                 1].

   10,400,000   EUR    3/15/2012 Agreement with J.P. Morgan Chase      (75,792)
                                 Bank dated 03/21/2007 to receive
                                 annually the notional amount
                                 multiplied by ([1+1.9475%)^5] -
                                 1)* Notionaland pay annually
                                 notional amount multiplied
                                 [(FRCPxtob End Index/FRCPxtob
                                 Start Index) - 1]*Notional .

  115,900,000   EUR    7/11/2012 Agreement with Citibank, N.A.,      2,060,554
                                 dated 07/09/2007 to receive
                                 annually the notional amount
                                 multiplied by 4.80% and pay
                                 semi-annually notional amount
                                 multiplied by
                                 EUR-EURIBOR-Telerate.

   91,100,000   EUR    6/16/2014 Agreement with Morgan Stanley       4,168,878
                                 Capital Services, Inc. dated
                                 03/16/2005 to receive annually
                                 the notional amount multiplied
                                 by 5.00% and pay semi-annually
                                 notional amount multiplied by
                                 EUR-EURIBOR-Telerate.

    2,600,000   EUR    6/17/2015 Agreement with J.P. Morgan Chase       23,632
                                 Bank dated 6/21/2005 to receive
                                 annually the notional amount
                                 multiplied by the 6 month
                                 EUR-EURIBOR-Telerate and to pay
                                 annually the notional amount
                                 multiplied by 4.50%.

   25,000,000   EUR   12/15/2014 Agreement with Morgan Stanley       1,250,056
                                 Capital Services, Inc. dated
                                 07/18/2006 to pay annually the
                                 notional amount multiplied by
                                 4.00% and receive Annually the
                                 notioanl amount multiplied by 3
                                 month EUR-EURIBOR-Telerate.

   15,500,000   EUR    6/18/2034 Agreement with Morgan Stanley       1,937,229
                                 Capital Services, Inc. dated
                                 02/07/2006 to receive annually
                                 the notional amount multiplied
                                 by .00% and pay Annually the
                                 notioanl amount multiplied by 6
                                 month EUR-EURIBOR-Telerate.

      300,000   EUR    7/11/2037 Agreement with Citibank, N.A.,        (93,728)
                                 dated 07/09/2007 to receive
                                 annually the notional amount
                                 multiplied by 5.00% and pay
                                 Annually the notioanl amount
                                 multiplied by 6 month
                                 EUR-EURIBOR-Telerate.

  336,000,000   GBP    9/18/2009 Agreement with Morgan Stanley      (3,041,742)
                                 Capital Services, Inc., dated
                                 09/18/2007 to receive
                                 semi-annually the notional
                                 amount multiplied by 6.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by
                                 the 6 month GBP-LIBOR-BBA.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO:

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

Open swap agreements at September 30, 2007 were as follows:

                      EXPIRATION
NOTIONAL AMOUNT          DATE              DESCRIPTION                VALUE
---------------       ---------- --------------------------------  -----------
  682,000,000   GBP    9/18/2009 Agreement with Merrill Lynch      $ 6,174,012
                                 Capital Services, Inc., dated
                                 07/27/2007 to receive
                                 semi-annually the notional
                                 amount multiplied by 6.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by
                                 the 6 month GBP-LIBOR-BBA.

   16,200,000   GBP    6/15/2016 Agreement with Merrill Lynch       (1,074,751)
                                 Capital Services, Inc., dated
                                 11/15/2005 to receive
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 to pay semi-annually the
                                 notional amount multiplied by
                                 the 6 month GBP-LIBOR-BBA.

    4,700,000   GBP    9/15/2015 Agreement with Morgan Stanley        (321,545)
                                 Capital Services, Inc. dated
                                 06/16/206 to receive
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 pay semi-annually multiplied by
                                 the 6 month GBP-LIBOR-BBA.

   18,300,000   GBP    3/20/2013 Agreement with Lehman Brothers         19,006
                                 Special Financing, Inc. dated
                                 09/13/2007 to receive
                                 semi-annually the notional
                                 amount multiplied by 5.50% and
                                 pay semi-annually multiplied by
                                 the 6 month GBP-LIBOR-BBA.

   26,100,000   GBP    9/20/2017 Agreement with Morgan Stanley      (1,833,308)
                                 Capital Services, Inc. dated
                                 10/05/2007 to receive
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 pay semi-annually multiplied by
                                 the 6 month GBP-LIBOR-BBA.

      700,000   GBP    6/18/2034 Agreement with Morgan Stanley         (41,126)
                                 Capital Services, Inc. dated
                                 11/23/2005to receive
                                 semi-annually the notional
                                 amount multiplied by 5.00% and
                                 pay semi-annually multiplied by
                                 the 6 month GBP-LIBOR-BBA.

   14,100,000   GBP    6/18/2034 Agreement with Merrill Lynch         (839,362)
                                 Capital Services, Inc., dated
                                 11/15/2005 to receive
                                 semi-annually the notional
                                 amount multiplied by the 6 month
                                 GBP-LIBOR-BBA and pay
                                 semi-annually the notional
                                 amount multiplied by 5.00%

   45,300,000   GBP   12/15/2035 Agreement with Morgan Stanley       4,272,897
                                 Capital Services, Inc. dated
                                 11/3/2005to receive
                                 semi-annually the notional
                                 amount multiplied by 6 month
                                 GBP-LIBOR-BBA and to pay
                                 semi-annually notional amount
                                 multiplied by 4.00%.

  560,000,000   MXN    5/14/2009 Agreement with Citibank, N.A.,        (51,914)
                                 New York, dated 05/16/2007 to
                                 receive the notional amount
                                 multiplied by 7.91% and to pay
                                 the notional amount multiplied
                                 by the 28 days MXN-TIIE-BANXICO.

  831,000,000   MXN    5/14/2009 Agreement with Morgan Stanley         (74,391)
                                 Capital Service, dated
                                 05/16/2007 to receive the
                                 notional amount multiplied by
                                 7.91% and to pay the notional
                                 amount multiplied by the 28 days
                                 MXN-TIIE-BANXICO.

  360,400,000   MXN    11/4/2016 Agreement with Merrill Lynch         (349,798)
                                 Capital Services, Inc., dated
                                 03/09/2007 to receive the
                                 notional amount multiplied by
                                 8.17% and to pay the notional
                                 amount multiplied by the 28 days
                                 MXN-TIIE-BANXICO.

    6,900,000   MXN    11/4/2016 Agreement with Citibank, N.A.,         (6,697)
                                 New York, dated 01/27/2007 to
                                 receive the notional amount
                                 multiplied by 8.17% and to pay
                                 the notional amount multiplied
                                 by the 28 days MXN-TIIE-BANXICO.

                                                                   $18,547,472
                                                                   ===========

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
COMMON STOCKS -- 98.7%
AEROSPACE & DEFENSE -- 2.9%
General Dynamics Corp.                                         7,632 $  644,675
United Technologies Corp.                                      9,856    793,211
                                                                     ----------
                                                                      1,437,886
                                                                     ----------
AIRLINES -- 1.1%
Delta Air Lines, Inc. *                                       10,301    184,903
Southwest Airlines Co.                                        22,394    331,431
                                                                     ----------
                                                                        516,334
                                                                     ----------
AUTO COMPONENTS -- 1.9%
Johnson Controls, Inc.                                         7,713    910,982
                                                                     ----------
AUTOMOBILES -- 2.8%
Ford Motor Co. *                                              42,316    359,263
PACCAR, Inc.                                                  11,929  1,016,947
                                                                     ----------
                                                                      1,376,210
                                                                     ----------
BANKS -- 7.4%
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)                    2,536     59,038
Bank of America Corp.                                          7,519    377,980
First Horizon National Corp.                                   4,647    123,889
National City Corp.                                           15,799    396,397
State Street Corp.                                            10,007    682,077
SunTrust Banks, Inc.                                           7,047    533,247
U.S. Bancorp                                                  14,993    487,722
Wachovia Corp.                                                 4,561    228,734
Wells Fargo & Co.                                             14,903    530,845
Zions Bancorporation                                           2,717    186,576
                                                                     ----------
                                                                      3,606,505
                                                                     ----------
BEVERAGES -- 2.1%
Coca-Cola Co.                                                  5,573    320,280
PepsiCo, Inc.                                                  9,426    690,549
                                                                     ----------
                                                                      1,010,829
                                                                     ----------
CHEMICALS -- 2.3%
Air Products & Chemicals, Inc.                                 3,032    296,408
Dow Chemical Co. (The)                                         6,070    261,374
E.I. du Pont de Nemours & Co.                                  4,889    242,299
Ecolab, Inc.                                                   4,022    189,838
Praxair, Inc.                                                  1,810    151,606
                                                                     ----------
                                                                      1,141,525
                                                                     ----------
COMPUTERS & PERIPHERALS -- 4.1%
Dell, Inc. *                                                  13,409    370,089
DST Systems, Inc. *                                            3,472    297,932
EMC Corp. *                                                    8,319    173,035
Hewlett-Packard Co.                                           15,445    769,007
Sun Microsystems, Inc. *                                      65,787    369,065
                                                                     ----------
                                                                      1,979,128
                                                                     ----------
CONSUMER FINANCE -- 0.7%
American Express Co.                                           5,658    335,916
                                                                     ----------
ELECTRIC UTILITIES -- 1.0%
Consolidated Edison, Inc.                                      4,581    212,101
Southern Co.                                                   7,322    265,642
                                                                     ----------
                                                                        477,743
                                                                     ----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.7%
Emerson Electric Co.                                           6,734    358,384
                                                                     ----------

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES   VALUE
--------------------                                          ------ ----------
ENERGY EQUIPMENT & SERVICES -- 0.8%
Weatherford International, Ltd. *                              5,719 $  384,202
                                                                     ----------
FINANCIAL - DIVERSIFIED -- 1.7%
Federated Investors, Inc. -- Class B                           5,701    226,330
Merrill Lynch & Co., Inc.                                      5,738    409,004
T. Rowe Price Group, Inc.                                      3,213    178,932
                                                                     ----------
                                                                        814,266
                                                                     ----------
FINANCIAL SERVICES -- 1.0%
Washington Mutual, Inc.                                       13,340    471,035
                                                                     ----------
FOOD & DRUG RETAILING -- 2.2%
CVS Caremark Corp.                                             7,090    280,977
Walgreen Co.                                                  16,698    788,813
                                                                     ----------
                                                                      1,069,790
                                                                     ----------
FOOD PRODUCTS -- 6.0%
Campbell Soup Co.                                             10,805    399,785
General Mills, Inc.                                            5,858    339,823
H.J. Heinz Co.                                                 9,206    425,317
Hershey Co. (The)                                              9,227    428,225
Kellogg Co.                                                    3,827    214,312
Kraft Foods, Inc. -- Class A                                  14,923    514,993
Sara Lee Corp.                                                13,951    232,842
Sysco Corp.                                                   10,652    379,105
                                                                     ----------
                                                                      2,934,402
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.8%
Becton, Dickinson & Co.                                        9,449    775,290
C.R. Bard, Inc.                                                5,547    489,190
Medtronic, Inc.                                                6,575    370,896
St. Jude Medical, Inc. *                                       9,232    406,854
Zimmer Holdings, Inc. *                                        3,449    279,335
                                                                     ----------
                                                                      2,321,565
                                                                     ----------
HOUSEHOLD PRODUCTS -- 0.2%
Clorox Co.                                                     1,803    109,965
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 1.5%
3M Co.                                                         3,848    360,096
General Electric Co.                                           9,128    377,899
                                                                     ----------
                                                                        737,995
                                                                     ----------
INSURANCE -- 3.7%
Chubb Corp. (The)                                             18,013    966,217
Hartford Financial Services Group, Inc. (The)                  6,450    596,948
SAFECO Corp.                                                   4,045    247,635
                                                                     ----------
                                                                      1,810,800
                                                                     ----------
MACHINERY -- 4.2%
Caterpillar, Inc.                                              8,074    633,244
Deere & Co.                                                    6,964  1,033,597
Parker Hannifin Corp.                                          1,505    168,304
Rockwell Automation, Inc.                                      3,200    222,432
                                                                     ----------
                                                                      2,057,577
                                                                     ----------
MEDIA -- 4.8%
Gannett Co., Inc.                                              5,658    247,255
McGraw-Hill Cos., Inc. (The)                                  18,673    950,642
Reed Elsevier NV (ADR)                                        23,851    905,622
Walt Disney Co. (The)                                          6,520    224,223
                                                                     ----------
                                                                      2,327,742
                                                                     ----------
METALS & MINING -- 3.3%
Alcoa, Inc.                                                   16,760    655,651

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES   VALUE
--------------------                                        ------ ----------
Rio Tinto Plc (ADR)                                          2,726 $  936,109
                                                                   ----------
                                                                    1,591,760
                                                                   ----------
OFFICE FURNISHING & SUPPLIES -- 1.3%
Canon, Inc. (ADR)                                           11,467    622,543
                                                                   ----------

OIL & GAS -- 6.0%
Apache Corp.                                                 6,830    615,110
Chevron Corp.                                               15,282  1,430,089
Exxon Mobil Corp.                                            9,728    900,424
                                                                   ----------
                                                                    2,945,623
                                                                   ----------

PERSONAL PRODUCTS -- 1.5%
Colgate-Palmolive Co.                                        8,350    595,522
Estee Lauder Companies, Inc.-- Class A                       2,773    117,742
                                                                   ----------
                                                                      713,264
                                                                   ----------

PHARMACEUTICALS -- 7.1%
Abbott Laboratories                                          9,078    486,762
Barr Pharmaceuticals, Inc. *                                 6,943    395,126
Eli Lilly & Co.                                              5,894    335,546
Merck & Co., Inc.                                            5,339    275,973
Novartis AG (ADR)                                            3,398    186,754
Pfizer, Inc.                                                17,663    431,507
Roche Holding AG (ADR)                                       4,712    424,080
Schering-Plough Corp.                                       23,374    739,320
Teva Pharmaceutical Industries, Ltd. (ADR)                   4,454    198,069
                                                                   ----------
                                                                    3,473,137
                                                                   ----------

RETAIL - MULTILINE -- 2.5%
J.C. Penney Co., Inc.                                        6,080    385,289
Target Corp.                                                13,531    860,166
                                                                   ----------
                                                                    1,245,455
                                                                   ----------

RETAIL - SPECIALTY -- 2.1%
Barnes & Noble, Inc.                                         3,721    131,202
Lowe's Cos., Inc.                                           12,329    345,458
Nordstrom, Inc.                                              9,185    430,685
Staples, Inc.                                                5,975    128,403
                                                                   ----------
                                                                    1,035,748
                                                                   ----------

ROAD & RAIL -- 2.7%
Burlington Northern Santa Fe Corp.                           4,549    369,242
Norfolk Southern Corp.                                      18,138    941,544
                                                                   ----------
                                                                    1,310,786
                                                                   ----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.2%
Applied Materials, Inc.                                     12,826    265,498
Intel Corp.                                                 23,328    603,262
Texas Instruments, Inc.                                     19,605    717,347
                                                                   ----------
                                                                    1,586,107
                                                                   ----------

SOFTWARE -- 2.6%
Adobe Systems, Inc. *                                        7,445    325,049
Automatic Data Processing, Inc.                              6,222    285,776
Fiserv, Inc. *                                               3,372    171,500
Microsoft Corp.                                             16,305    480,345
                                                                   ----------
                                                                    1,262,670
                                                                   ----------

TELECOMMUNICATION SERVICES - DIVERSIFIED -- 5.1%
AT&T, Inc.                                                  38,823  1,642,601
Cisco Systems, Inc. *                                       10,932    361,959
Corning, Inc.                                                5,900    145,435
Verizon Communications, Inc.                                 6,082    269,311

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     -------- ------------
Windstream Corp.                                            5,204 $     73,480
                                                                  ------------
                                                                     2,492,786
                                                                  ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.2%
ALLTEL Corp.                                                3,110      216,705
Motorola, Inc.                                             27,162      503,312
Nokia Oyj (ADR)                                            22,274      844,853
                                                                  ------------
                                                                     1,564,870
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
Liz Claiborne, Inc.                                         3,024      103,814
                                                                  ------------
Total Common Stocks (Cost $32,622,018)                              48,139,344
                                                                  ------------
SHORT-TERM INVESTMENT -- 1.9%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 1.200% to be repurchased at
  $927,093 on 10/01/07 collateralized by $935,000 U.S.
  Treasury Note at 4.500% due 05/15/17 with a value of
  $946,688. (Cost -- $927,000)                           $927,000      927,000
                                                                  ------------
TOTAL INVESTMENTS -- 100.6% (COST $33,549,018#)                     49,066,344
                                                                  ------------
Other Assets and Liabilities (net) -- (0.6)%                          (282,889)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $ 48,783,455
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $16,076,852 and $559,526 respectively, resulting in a net unrealized appreciation of $15,517,326.
ADR - American Depositary Receipt

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
DOMESTIC BONDS & DEBT SECURITIES -- 32.9%
AEROSPACE & DEFENSE -- 0.1%
L-3 Communications Corp. 6.125%, due 01/15/14             $  400,000 $  394,000
                                                                     ----------
AIRLINES -- 0.2%
Calair LLC/Calair Capital Corp. 8.125%, due 04/01/08         180,000    180,900
Continental Airlines, Inc. 8.499%, due 05/01/11              365,864    365,864
                                                                     ----------
                                                                        546,764
                                                                     ----------
ASSET-BACKED SECURITIES -- 1.9%
Aegis Asset Backed Securities Trust 6.781%, due 01/25/34
  (a)                                                        150,000    130,083
Ameriquest Mortgage Securities, Inc. 8.636%, due
  10/25/33 (a)                                                25,000     20,063
Conseco Finance Securitizations Corp.
   6.910%, due 05/01/33                                        4,685      4,910
   7.360%, due 09/01/33                                        3,506      3,590
   6.681%, due 12/01/33                                      198,596    200,149
DB Master Finance LLC 8.285%, due 06/20/31(144A) (b)       1,385,000  1,423,687
Dominos Pizza Master Issuer LLC 7.629%, due
  04/25/37(144A) (b)                                       1,365,000  1,320,842
Green Tree Financial Corp. 7.860%, due 03/01/30              178,244    159,419
Greenpoint Manufactured Housing 8.450%, due 06/20/31         224,927    204,421
LNR CDO, Ltd. 7.886%, due 07/24/37 (144A) (a) (b)            215,000    200,756
Madison Avenue Manufactured Housing Contract Trust
  8.381%, due 03/25/32 (a)                                   250,000    208,954
Master Asset Backed Securities Trust 8.631%, due
  12/25/32 (a)                                                50,000     24,368
Mid-State Trust 7.540%, due 02/15/36                          65,933     59,418
PF Export Receivables Master Trust 6.436%, due 06/01/15
  (144A) (b)                                                 625,373    630,595
Power Receivables Finance LLC 6.290%, due 01/01/12
  (144A) (b)                                                 702,003    723,559
Taganka Car Loan Finance Plc 6.800%, due 11/14/13
  (144A) (a) (b)                                             347,577    347,577
TIAA Commercial Real Estate Securitization 6.840%, due
  05/22/37 (144A) (c)                                        100,000     86,514
                                                                     ----------
                                                                      5,748,905
                                                                     ----------
AUTO COMPONENTS -- 0.2%
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13          470,000    446,500
Titan International, Inc. 8.000%, due 01/15/12               235,000    235,588
                                                                     ----------
                                                                        682,088
                                                                     ----------
BANKS -- 1.5%
ALB Finance B.V. 9.250%, due 09/25/13                        400,000    354,260
Alfa Diversified Payment Rights Finance Co. 7.594%, due
  12/15/11 (144A) (a) (b)                                    977,500    949,397
ATF Bank 9.250%, due 04/12/12 (144A) (b)                     455,000    467,876
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (b)             525,000    536,077
Banco Macro S.A. 10.750%, due 06/07/12                       400,000    361,898
Kazkommerts International B.V. 8.000%, due 11/03/15
  (144A) (b)                                                 505,000    449,904
Russian Standard Finance S.A. 7.500%, due 10/07/10
  (144A) (b)                                                 415,000    365,159
Sibacademfinance Plc 9.000%, due 05/12/09 (144A) (b)         700,000    672,993
Turanalem Finance B.V. 8.500%, due 02/10/15 (144A) (b)       600,000    536,520
                                                                     ----------
                                                                      4,694,084
                                                                     ----------
BEVERAGES -- 0.4%
Argentine Beverages Financial 7.375%, due 03/22/12
  (144A) (b)                                                 205,000    207,562
Cerveceria Nacional Dominicana 8.000%, due 03/27/14
  (144A) (b)                                                 264,000    268,620
CIA Brasileira de Bebidas 8.750%, due 09/15/13               600,000    690,750
                                                                     ----------
                                                                      1,166,932
                                                                     ----------
BUILDING MATERIALS -- 0.3%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (b)        353,000    337,731
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (b)             685,000    681,575
                                                                     ----------
                                                                      1,019,306
                                                                     ----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
BUILDING PRODUCTS -- 1.2%
Ainsworth Lumber Co., Ltd. 6.750%, due 03/15/14 (d)       $  825,000 $  536,250
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11
  (144A) (b)                                                 855,000    835,763
Builders FirstSource, Inc. 9.808%, due 02/15/12 (a) (d)      865,000    836,887
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (b) (d)     610,000    597,121
U.S. Concrete, Inc. 8.375%, due 04/01/14 (d)                 840,000    785,400
                                                                     ----------
                                                                      3,591,421
                                                                     ----------
CHEMICALS -- 1.8%
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A) (b)      795,000    695,625
Georgia Gulf Corp. 9.500%, due 10/15/14 (d)                1,655,000  1,514,325
Ineos Group Holdings Plc 7.875%, due 02/15/16
  (144A) (b) (m)                                             890,000  1,189,478
Kronos International, Inc. 6.500%, due 04/15/13 (m)          455,000    590,313
LPG International, Inc. 7.250%, due 12/20/15 (d)             400,000    404,200
Nell AF SARL 8.375%, due 08/15/15 (144A) (b) (m)             430,000    571,634
Phibro Animal Health Corp. 10.000%, due 08/01/13
  (144A) (b)                                                 580,000    591,600
                                                                     ----------
                                                                      5,557,175
                                                                     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
Countrywide Home Loan Mortgage Pass Through Trust
  7.272%, due 09/25/33 (a)                                    57,112     57,579
CS First Boston Mortgage Securities Corp.
   6.122%, due 04/15/37 (144A) (c)                            70,000     67,519
   5.781%, due 09/25/34 (a)                                  200,000    194,954
Global Signal Trust
   6.376%, due 12/15/14 (144A) (b)                           560,000    531,664
   7.036%, due 02/15/36 (144A) (b)                           275,000    285,530
Indymac Index Mortgage Loan Trust 5.431%, due 04/25/34
  (a)                                                         94,002     92,166
Rural Housing Trust 6.330%, due 04/01/26                       3,181      3,176
Sasco Net Interest Margin Trust 1.091%, due 05/27/33
  (144A) (c) (i)                                              47,105          5
SBA CMBS Trust 6.904%, due 11/15/36 (144A) (b)               420,000    400,906
Timberstar Trust 7.530%, due 10/15/36(144A) (b)            1,305,000  1,228,586
WaMu Mortgage Pass Through Certificates 5.580%, due
  10/25/44 (a)                                                86,263     85,552
                                                                     ----------
                                                                      2,947,637
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
Aleris International, Inc.
   10.000%, due 12/15/16                                     200,000    177,000
   9.000%, due 12/15/14                                      355,000    328,375
American Rock Salt Co. LLC 9.500%, due 03/15/14              280,000    287,700
Clean Harbors, Inc. 11.250%, due 07/15/12                    309,000    341,398
FTI Consulting, Inc. 7.750%, due 10/01/16                    600,000    624,000
NCO Group, Inc. 10.428%, due 11/15/13 (a)                  1,980,000  1,915,650
Rural/Metro Corp. 9.875%, due 03/15/15                       555,000    530,025
                                                                     ----------
                                                                      4,204,148
                                                                     ----------
COMPUTERS & PERIPHERALS -- 0.2%
SunGard Data Systems, Inc. 10.250%, due 08/15/15 (d)         510,000    535,500
                                                                     ----------
CONSTRUCTION & ENGINEERING -- 0.4%
Dycom Industries, Inc. 8.125%, due 10/15/15                  930,000    950,925
Esco Corp. 9.569%, due 12/15/13 (144A) (a) (b)               325,000    315,250
                                                                     ----------
                                                                      1,266,175
                                                                     ----------
CONSUMER FINANCE -- 0.5%
AmeriCredit Corp. 8.500%, due 07/01/15 (144A) (b)            750,000    667,500
Ford Motor Credit Co. 5.700%, due 01/15/10                   830,000    780,940
                                                                     ----------
                                                                      1,448,440
                                                                     ----------
CONTAINERS & PACKAGING -- 0.1%
AEP Industries, Inc. 7.875%, due 03/15/13                    452,000    439,570
                                                                     ----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
ELECTRIC UTILITIES -- 1.6%
AES Corp. 8.750%, due 06/15/08                            $    7,000 $    7,131
FPL Energy American Wind LLC 6.639%, due 06/20/23
  (144A) (b)                                                 604,640    627,865
FPL Energy Wind Funding LLC 6.876%, due 06/27/17
  (144A) (b)                                                 576,720    591,859
Intergen NV 9.000%, due 06/30/17 (144A) (b)                1,500,000  1,586,250
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A) (b)     650,000    646,677
Power Contract Financing III LLC 2.186%, due 02/05/10
  (144A) (b)                                               1,000,000    860,000
Tenaska Alabama Partners LP 7.000%, due 06/30/21
  (144A) (b)                                                 612,752    618,577
Westar Energy, Inc. 7.125%, due 08/01/09                     110,000    112,249
                                                                     ----------
                                                                      5,050,608
                                                                     ----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.0%
Legrand S.A. 8.500%, due 02/15/25                             20,000     23,500
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Flextronics International, Ltd. 6.500%, due 05/15/13 (d)     245,000    235,200
NXP B.V./NXP Funding LLC 7.875%, due 10/15/14 (d)            240,000    231,900
                                                                     ----------
                                                                        467,100
                                                                     ----------
ENERGY -- 0.3%
Calpine Corp. 7.610%, due 03/29/09                           565,000    601,725
Southern Star Central Corp. 6.750%, due 03/01/16             160,000    153,800
Williams Cos., Inc. 6.500%, due 12/01/08                      50,000     50,125
                                                                     ----------
                                                                        805,650
                                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 0.8%
Complete Production Services, Inc. 8.000%, due 12/15/16    1,385,000  1,376,344
PetroMena AS 9.750%, due 05/24/12 (144A) (b) (o)           3,000,000    562,607
Sevan Marine ASA 8.370%, due 05/14/13 (144A) (b) (o)         500,000    505,793
                                                                     ----------
                                                                      2,444,744
                                                                     ----------
FINANCIAL - DIVERSIFIED -- 1.3%
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (b)       1,010,000    996,130
SLM Corp.
   4.000%, due 07/25/14 (a)                                  775,000    558,969
   5.506%, due 04/18/08 (144A) (a) (b)                     1,250,000  1,240,352
TNK-BP Finance S.A.
   7.500%, due 07/18/16 (144A) (b)                           850,000    846,260
   6.625%, due 03/20/17 (144A) (b)                           275,000    256,795
                                                                     ----------
                                                                      3,898,506
                                                                     ----------
FINANCIAL SERVICES -- 0.0%
Western Financial Bank 9.625%, due 05/15/12                   90,000     96,650
                                                                     ----------
FOOD PRODUCTS -- 0.1%
Cosan Finance, Ltd. 7.000%, due 02/01/17 (144A) (b) (d)      460,000    443,900
                                                                     ----------
GAS UTILITIES -- 0.8%
Caithness Coso Funding Corp. 6.263%, due 06/15/14
  (144A) (b)                                                 821,221    866,618
Nakilat, Inc.
   6.067%, due 12/31/33 (144A) (b)                           410,000    396,868
   6.267%, due 12/31/33 (144A) (b)                           500,000    486,848
Southern Union Co. 7.200%, due 11/01/66                      690,000    696,596
                                                                     ----------
                                                                      2,446,930
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
HCA, Inc.
   7.190%, due 11/15/15                                       10,000      8,696
   8.360%, due 04/15/24                                       50,000     43,724
   7.690%, due 06/15/25 (d)                                   50,000     41,317
   9.625%, due 11/15/16 (144A) (b)                         1,085,000  1,160,950
                                                                     ----------
                                                                      1,254,687
                                                                     ----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Lottomatica S.p.A 8.250%, due 03/31/66 (144A) (b) (m)     $  340,000 $  501,143
Shingle Springs Tribal Gaming Authority 9.375%, due
  06/15/15 (144A) (b)                                      1,000,000  1,015,000
Station Casinos, Inc. 6.625%, due 03/15/18 (d)               845,000    711,913
Wimar Opco LLC 9.625%, due 12/15/14 (144A) (b)             1,000,000    780,000
                                                                     ----------
                                                                      3,008,056
                                                                     ----------
HOUSEHOLD DURABLES -- 0.4%
Beazer Homes USA, Inc. 8.625%, due 05/15/11 (d)               85,000     67,575
K. Hovnanian Enterprises, Inc. 7.750%, due 05/15/13 (d)       30,000     21,600
Meritage Homes Corp. 6.250%, due 03/15/15 (d)                765,000    600,525
Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due
  04/19/16 (144A) (b)                                        485,000    487,425
                                                                     ----------
                                                                      1,177,125
                                                                     ----------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden and Pet Co. 9.125%, due 02/01/13 (d)          530,000    499,525
                                                                     ----------
INDUSTRIAL - DIVERSIFIED -- 0.6%
Baldor Electric Co. 8.625%, due 02/15/17                     970,000  1,018,500
Park-Ohio Industries, Inc. 8.375%, due 11/15/14 (d)          565,000    548,050
Sally Holdings LLC 9.250%, due 11/15/14 (d)                  415,000    421,225
                                                                     ----------
                                                                      1,987,775
                                                                     ----------
INSURANCE -- 2.0%
Conseco, Inc. 9.500%, due 10/15/06 (144A) (C) (e)             40,000          0
Foundation Re, Ltd. 9.620%, due 11/24/08 (144A) (a) (b)      250,000    243,493
Hanover Insurance Group, Inc. 7.625%, due 10/15/25         1,085,000  1,131,185
Kingsway America, Inc. 7.500%, due 02/01/14                1,030,000  1,051,183
Liberty Mutual Group, Inc. 7.000%, due 03/15/37
  (144A) (b)                                                 510,000    476,510
Ohio Casualty Corp. 7.300%, due 06/15/14                     340,000    364,120
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17   1,305,000  1,384,401
Presidential Life Corp. 7.875%, due 02/15/09               1,155,000  1,160,775
USI Holdings Corp. 9.433%, due 11/15/14 (144A) (a) (b)       400,000    382,000
                                                                     ----------
                                                                      6,193,667
                                                                     ----------
INTERNET SOFTWARE & SERVICES -- 0.0%
Pegasus Communications Corp. 9.750%, due 12/01/06 (f)          8,696         11
                                                                     ----------
INVESTMENT COMPANIES -- 0.4%
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (b)   1,415,000  1,266,425
                                                                     ----------
MACHINERY -- 0.4%
Gardner Denver, Inc. 8.000%, due 05/01/13                    400,000    403,000
Ormat Funding Corp. 8.250%, due 12/30/20                     891,649    910,597
                                                                     ----------
                                                                      1,313,597
                                                                     ----------
MARINE -- 0.1%
CMA CGM S.A. 7.250%, due 02/01/13 (144A) (b)                 310,000    301,026
                                                                     ----------
MEDIA -- 0.9%
C&M Finance, Ltd. 8.100%, due 02/01/16 (144A) (b)          1,340,000  1,333,300
CanWest Media, Inc. 8.000%, due 09/15/12                         879        866
Corp. Interamericana de Entretenimiento S.A. 8.875%, due
  06/14/15 (144A) (b)                                      1,050,000  1,036,875
CSC Holdings, Inc. 7.875%, due 12/15/07                       47,000     47,176
Kabel Deutschland GmbH 10.625%, due 07/01/14 (d)             150,000    161,250
Lamar Media Corp. 7.250%, due 01/01/13                        80,000     80,800
                                                                     ----------
                                                                      2,660,267
                                                                     ----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
METALS & MINING -- 0.8%
Compass Minerals International, Inc.
   0.000%/12.750%, due 12/15/12 (g)                       $   60,000 $   62,700
   Series B 0.000%/12.000%, due 06/01/13 (g)                  90,000     91,125
FMG Finance Property, Ltd. 10.625%, due 09/01/16
  (144A) (b)                                                 370,000    437,525
Novelis, Inc. 7.250%, due 02/15/15                           400,000    388,000
Vale Overseas, Ltd.
   6.250%, due 01/11/16                                      270,000    273,240
   8.250%, due 01/17/34                                    1,100,000  1,307,386
Wheeling-Pittsburgh Corp.
   6.000%, due 08/01/10                                        4,782      3,712
   5.000%, due 08/01/11                                        7,510      5,830
                                                                     ----------
                                                                      2,569,518
                                                                     ----------
OFFICE FURNISHING & SUPPLIES -- 0.1%
Xerox Corp.
   9.750%, due 01/15/09                                      100,000    105,061
   7.125%, due 06/15/10                                      245,000    254,630
                                                                     ----------
                                                                        359,691
                                                                     ----------
OIL & GAS -- 3.1%
Arch Western Financial LLC 6.750%, due 07/01/13               20,000     19,700
Baytex Energy, Ltd. 9.625%, due 07/15/10 (d)               1,000,000  1,035,000
Compton Petroleum Finance Corp. 7.625%, due 12/01/13 (d)   1,065,000  1,033,050
Copano Energy LLC 8.125%, due 03/01/16                       250,000    255,625
DDI Holdings A.S. 9.300%, due 01/19/12--04/26/12
  (144A) (b)                                               1,585,000  1,639,763
Harvest Operations Corp. 7.875%, due 10/15/11                490,000    476,525
Massey Energy Co. 6.875%, due 12/15/13 (d)                 2,080,000  1,950,000
Parallel Petroleum Corp. 10.250%, due 08/01/14 (144A) (b)    725,000    739,500
Pemex Project Funding Master Trust
   7.375%, due 12/15/14                                      200,000    220,918
   8.625%, due 02/01/22                                       90,000    111,460
Quicksilver Resources, Inc. 7.125%, due 04/01/16             675,000    668,250
SemGroup LP 8.750%, due 11/15/15 (144A) (b)                  465,000    456,862
Sevan Marine ASA 0.000%, due 10/24/12 (144A) (b)             500,000     92,382
Seven Seas Petroleum, Inc. 12.500%, due 05/15/05 (e) (f)      60,000          0
Stone Energy Corp. 8.250%, due 12/15/11 (d)                   80,000     80,200
Targa Resources, Inc. 8.500%, due 11/01/13 (144A) (b)        265,000    266,325
VeraSun Energy Corp. 9.875%, due 12/15/12 (d)                605,000    614,075
XCL, Ltd. 13.500%, due 05/01/04 (144A) (e) (f)                80,000          0
XTO Energy, Inc. 6.250%, due 04/15/13 (d)                     30,000     30,870
                                                                     ----------
                                                                      9,690,505
                                                                     ----------
PAPER & FOREST PRODUCTS -- 0.3%
Abitibi Consolidated, Inc. 7.875%, due 08/01/09 (d)            1,000        895
Louis No 1 Plc 8.500%, due 12/01/14(144A) (m) (b)            790,000    946,314
Louisiana-Pacific Corp. 8.875%, due 08/15/10                  10,000     10,707
                                                                     ----------
                                                                        957,916
                                                                     ----------
PHARMACEUTICALS -- 1.1%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14 (d)   1,120,000  1,030,400
Talecris Biotherapeutics Holdings Corp. 9.080%, due
  12/06/13                                                   533,656    530,987
Valeant Pharmaceuticals International 7.000%, due
  12/15/11                                                 1,300,000  1,280,500
Warner Chilcott Corp. 8.750%, due 02/01/15                   465,000    483,600
                                                                     ----------
                                                                      3,325,487
                                                                     ----------
REAL ESTATE -- 1.1%
Alto Palermo S.A. 11.000%, due 06/11/12 (144A) (a) (b)       150,000    128,812
B.F. Saul (REIT) 7.500%, due 03/01/14                        470,000    439,450
Forest City Enterprises, Inc. 7.625%, due 06/01/15         1,560,000  1,478,100
Trustreet Properties, Inc. (REIT) 7.500%, due 04/01/15     1,075,000  1,153,029
Ventas Realty LP/Ventas Capital Corp. 7.125%, due
  06/01/15                                                   330,000    338,250
                                                                     ----------
                                                                      3,537,641
                                                                     ----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT    VALUE
--------------------                                    ---------- ------------
RETAIL - SPECIALTY -- 0.3%
Autonation, Inc. 7.000%, due 04/15/14                   $  210,000 $    201,600
Brown Shoe Co., Inc. 8.750%, due 05/01/12                  555,000      574,425
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16        250,000      259,375
                                                                   ------------
                                                                      1,035,400
                                                                   ------------
ROAD & RAIL -- 0.6%
Greenbrier Cos., Inc. 8.375%, due 05/15/15                 860,000      862,150
Groupo Transportacion Ferroviaria Mexicana, S.A. de
  C.V. 9.375%, due 05/01/12                                110,000      115,775
Kansas City Southern de Mexico, S.A. de C.V. 7.375%,
  due 06/01/14 (144A) (b)                                  780,000      764,400
                                                                   ------------
                                                                      1,742,325
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.2%
Freescale Semiconductor, Inc.
   9.125%, due 12/15/14                                    650,000      604,500
   9.569%, due 12/15/14 (a)                                150,000      142,125
                                                                   ------------
                                                                        746,625
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 1.9%
Anixter, Inc. 5.950%, due 03/01/15                       1,164,000    1,070,880
COLO.COM, Inc. 13.875%, due 03/15/10 (144A) (c) (e) (f)    181,448            0
Colt Telecom Group Plc 7.625%, due 12/15/09 (m)             15,000       21,434
Digicel, Ltd. 9.250%, due 09/01/12 (144A) (b)            1,260,000    1,300,950
GC Impsat Holdings I Plc 9.875%, due 02/15/17
  (144A) (b)                                             1,030,000      975,925
Insight Midwest LP/Insight Capital, Inc. 9.750%, due
  10/01/09 (d)                                               8,000        8,030
Intelsat Intermediate 0.000%/9.250%, due 02/01/15 (g)    1,210,000    1,001,275
MasTec, Inc. 7.625%, due 02/01/17                          410,000      400,775
Stratos Global Corp. 9.875%, due 02/15/13                  525,000      555,187
Tele Norte Participacoes S.A. 8.000%, due 12/18/13         126,000      134,190
Windstream Corp. 8.625%, due 08/01/16                      500,000      535,625
                                                                   ------------
                                                                      6,004,271
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.5%
True Move Co., Ltd.
   10.375%, due 08/01/14 (144A) (b)                        210,000      210,951
   10.750%, due 12/16/13 (144A) (b)                      1,235,000    1,253,031
                                                                   ------------
                                                                      1,463,982
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)              145,000      152,975
                                                                   ------------
TRANSPORTATION -- 0.0%
Trailer Bridge, Inc. 9.250%, due 11/15/11                  100,000       99,500
                                                                   ------------
UTILITIES -- 0.1%
ISA Capital do Brasil S.A. 8.800%, due 01/30/17
  (144A) (b)                                               230,000      241,500
                                                                   ------------
Total Domestic Bonds & Debt Securities (Cost
  $102,198,990)                                                     101,509,230
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 52.7%
Federal Home Loan Mortgage Corp.
   1.898%, due 01/15/17 (a)                                182,926        9,625
   4.500%, due 07/01/20-04/01/35                         8,141,595    7,795,942
   3.376%, due 06/15/30 (i)                                 30,058       23,726
   6.000%, due 12/01/31-06/01/35                           726,699      518,903
   2.248%, due 03/15/32 (a)                                152,664       14,068
   5.500%, due 03/15/32-01/01/35                         2,098,671    1,866,707
   5.000%, due 12/01/21-05/01/37                         8,906,763    8,530,582
   6.500%, due TBA (h)                                     850,000      865,274
   STRIPS 0.953%, due 06/01/31 (i)                          30,120       23,776

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                  ------------ ------------
Federal National Mortgage Association
   6.000%, due 12/25/15-04/25/33                      $    329,267 $     80,835
   5.000%, due 03/25/17-07/01/37                        24,901,867   23,689,276
   2.569%, due 03/25/18 (a)                                361,711       30,461
   4.500%, due 11/01/18-07/01/35                         3,777,496    3,583,881
   5.500%, due 12/01/18-06/01/36                         5,356,152    5,259,199
   3.877%, due 09/17/29 (i)                                 14,342       12,134
   7.500%, due 01/01/30-01/25/42                           408,628      426,909
   7.000%, due 11/25/31-12/25/41                             4,189        4,341
   1.969%, due 01/25/32 (a)                                588,970       30,510
   2.969%, due 03/25/32 (a)                                146,440       14,196
   2.869%, due 09/25/32-10/25/32 (a)                       130,457       12,339
   1.869%, due 02/25/33 (a)                                840,325       56,937
   4.000%, due 07/01/18                                  1,105,383    1,043,162
   5.411%, due 12/01/36 (a)                              1,182,242    1,187,520
   5.572%, due 01/01/37 (a)                              1,558,975    1,566,861
   STRIPS 5.500%, due 01/01/33                             439,088      112,350
Government National Mortgage Association
   5.000%, due 10/15/18-05/15/37                         5,691,000    5,512,249
   5.500%, due 08/15/19-03/15/37                        31,972,783   31,550,498
   6.000%, due 02/15/24-05/20/32                           120,797      121,734
   6.500%, due 11/15/32                                     13,025       13,345
   4.500%, due 09/15/33-03/15/36                        11,147,089   10,469,932
U.S. Treasury Bond
   6.250%, due 08/15/23 (d)                              3,060,000    3,516,371
   5.250%, due 11/15/28 (d)                              1,020,000    1,069,407
   5.375%, due 02/15/31 (d)                              7,300,000    7,816,709
   5.000%, due 05/15/37                                  1,400,000    1,436,532
U.S. Treasury Inflation Index Bond 2.375%, due
  01/15/17 (d)                                           4,911,487    4,948,328
U.S. Treasury Inflation Index Note
   1.875%, due 07/15/15 (d)                              5,472,299    5,329,083
   2.000%, due 01/15/16 (d)                              5,861,402    5,731,355
   2.500%, due 07/15/16 (d)                              3,610,040    3,678,295
U.S. Treasury Note
   4.000%, due 02/15/15 (d)                                680,000      661,779
   4.125%, due 05/15/15 (d)                                900,000      881,297
   4.250%, due 08/15/13-08/15/15 (d)                    14,580,000   14,561,912
   4.625%, due 11/15/16 (d)                                110,000      110,576
U.S. Treasury STRIPS
   3.829%, due 05/15/13 (i)                              1,500,000    1,182,195
   3.867%, due 11/15/13 (d) (i)                          2,080,000    1,602,080
   3.849%, due 11/15/12 (i)                              6,800,000    5,490,364
                                                                   ------------
Total U.S. Government & Agency Obligations (Cost
  $162,930,044)                                                     162,443,555
                                                                   ------------
FOREIGN BONDS & DEBT SECURITIES -- 4.9%
BRAZIL -- 0.2%
Banco Nacional de Desenvolvimento Economico e Social
  11.000%/8.000%, due 04/28/10 (j) (m)                 780,000,000      609,120
                                                                   ------------
CANADA -- 0.9%
Government of Canada 5.500%, due 06/01/10 (l)              330,000      342,440
Province of Ontario 5.500%, due 04/23/13 (k)             3,000,000    2,488,264
                                                                   ------------
                                                                      2,830,704
                                                                   ------------
COLOMBIA -- 0.3%
Republic of Colombia 9.750%, due 04/23/09- 04/09/11        903,566      964,682
                                                                   ------------
                                                                        964,682
                                                                   ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                         SHARES /
SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                   ------------ -----------
JAPAN -- 0.8%
Japanese Government CPI Linked Bond 1.100%, due
  12/10/16 (n)                                         $298,800,000 $ 2,570,987
                                                                    -----------
MEXICO -- 0.0%
United Mexican States 7.500%, due 01/14/12 (d)               84,000      92,022
                                                                    -----------
NETHERLANDS -- 0.1%
Kingdom of the Netherlands 5.000%, due 07/15/12 (m)         130,000     190,983
                                                                    -----------
NORWAY -- 0.7%
Government of Norway
   5.500%, due 05/15/09 (o)                               2,200,000     410,583
   6.000%, due 05/16/11 (o)                               9,460,000   1,820,397
                                                                    -----------
                                                                      2,230,980
                                                                    -----------
RUSSIA -- 0.5%
Russian Federation
   8.250%, due 03/31/10 (144A) (b)                           40,001      41,681
   7.500%, due 03/31/30 (144A) (b)                        1,191,513   1,334,494
                                                                    -----------
                                                                      1,376,175
                                                                    -----------
SWEDEN -- 1.4%
Kingdom of Sweden
   5.250%, due 03/15/11 (p)                              14,240,000   2,272,946
   5.500%, due 10/08/12 (p)                              12,740,000   2,077,394
                                                                    -----------
                                                                      4,350,340
                                                                    -----------
Total Foreign Bonds & Debt Securities (Cost
  $12,264,916)                                                       15,215,993
                                                                    -----------
CONVERTIBLE BONDS -- 0.0%
INTERNET SOFTWARE & SERVICES -- 0.0%
Cybernet Internet Services International, Inc.
  13.000%, due 08/15/09 (144A)(c)(e)(f)(Cost --
  $405,398)                                                 440,000           0
                                                                    -----------
MUNICIPALS -- 0.2%

NEW JERSEY -- 0.1%
New Jersey Economic Development Authority, Special
  Facilities Revenue, Continental Airlines, Inc.,
  Project 6.250%, due 09/15/29                              430,000     435,065
                                                                    -----------
TEXAS -- 0.1%
City of San Antonio TX Electric & Gas 5.650%, due
  02/01/19 (144A) (b)                                       210,000     268,580
                                                                    -----------
Total Municipals (Cost $598,394)                                        703,645
                                                                    -----------
COMMON STOCKS -- 0.2%
AIRLINES -- 0.0%
UAL Corp. *(d)                                                  539      25,080
US Airways Group, Inc. - Class A (144A)(c)(e)                    25           0
                                                                    -----------
                                                                         25,080
                                                                    -----------
BUILDING PRODUCTS -- 0.0%
Owens Corning, Inc. *(d)                                      2,967      74,323
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Comdisco Holding Co., Inc.                                       83         963
Loewen Group, Inc. (e)                                       20,000           2
                                                                    -----------
                                                                            965
                                                                    -----------
FINANCE - DIVERSIFIED -- 0.0%
Outsourcing Solutions, Inc. (144A)(c)(e)                        270       1,146
                                                                    -----------
FOOD PRODUCTS -- 0.0%
Archibald Candy Corp. (144A)(c)(e)                              308         878
Aurora Foods, Inc. (144A)(c)(e)                               2,833           0
Smithfield Foods, Inc. *                                      2,165      68,197
                                                                    -----------
                                                                         69,075
                                                                    -----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                             SHARES /
SECURITY DESCRIPTION                                        PAR AMOUNT  VALUE
--------------------                                        ---------- --------
INSURANCE -- 0.1%
Conseco, Inc. *(d)                                             5,666   $ 90,656
Leucadia National Corp. (d)                                       26      1,254
                                                                       --------
                                                                         91,910
                                                                       --------
INTERNET SOFTWARE & SERVICES -- 0.0%
Covad Communications Group, Inc. *(d)                             10          7
                                                                       --------
OIL & GAS -- 0.0%
Polymer Group, Inc. - Class A *(d)                               136      3,741
Sterling Chemicals, Inc. *                                        35        770
York Research (144A) (c) (e)                                     337          0
                                                                       --------
                                                                          4,511
                                                                       --------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
Cincinnati Bell, Inc. *(d)                                        35        173
Ionex Communications, Inc. (144A) (c) (e)                        175          0
KNOLOGY, Inc. *(d)                                                49        820
NEON Communications Group Inc. *                                  57        279
USA Mobility, Inc. *(d)                                            4         68
                                                                       --------
                                                                          1,340
                                                                       --------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.1%
Dobson Communications Corp. - Class A *                       15,125    193,449
iPCS, Inc. (d)                                                 5,531    190,211
                                                                       --------
                                                                        383,660
                                                                       --------
Total Common Stocks (Cost $726,268)                                     652,017
                                                                       --------
PREFERRED STOCKS -- 0.0%
AIRLINES -- 0.0%
US Airways Group, Inc. - Class A (144A) (c) (e)                   16          0
                                                                       --------
INTERNET SOFTWARE & SERVICES -- 0.0%
PTV, Inc., Series A 10.000%, due 01/10/23 (d)                      1          1
                                                                       --------
Total Preferred Stocks
   (Cost $--)                                                                 1
                                                                       --------
CONVERTIBLE PREFERRED STOCKS -- 0.0%
METALS & MINING -- 0.0%
LTV Corp. 8.250%, (144A) (c) (e)                               7,000          0
                                                                       --------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.0%
Dobson Communications Corp. 6.000%, due 08/19/16 (144A) (b)      259     67,858
                                                                       --------
Total Convertible Preferred Stocks
   (Cost $400,049)                                                       67,858
                                                                       --------
WARRANTS -- 0.1%
AIRLINES -- 0.0%
US Airways Group, Inc. - Class A1, expire 4/01/10
  (144A) *(c) (e)                                                 16          0
                                                                       --------
BUILDING PRODUCTS -- 0.0%
Dayton Superior Corp., expire 6/15/09 *(144A) (c) (e)            210          0
                                                                       --------
CHEMICALS -- 0.0%
Solutia, Inc., expire 7/15/09 (144A) *(c) (e)                     18          0
                                                                       --------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
MDP Acquisitions Plc Corp., expire 10/01/13 *                     42      5,013
                                                                       --------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.1%
American Tower Corp., expire 8/1/08 *(144A) (b)                  140     85,925
KMC Telecom Holdings, Inc., expire 1/31/08
  (144A) *(c) (e)                                                250          0
Startec Global Communications Corp., expire 5/15/08 (144A)
  *(c) (e)                                                       170          0
                                                                       --------
                                                                         85,925
                                                                       --------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                         SHARES /
SECURITY DESCRIPTION                                    PAR AMOUNT     VALUE
--------------------                                    ----------- -----------
FINANCIAL SERVICES -- 0.0%
ContiFinancial Corp., Liquidating Trust, Units of
  Interest (Represents interest in a trust in the
  liquidation of ContiFinancial Corp. and its
  affiliates) *(e)                                          861,384 $     1,077
                                                                    -----------
FOREIGN GOVERNMENT -- 0.0%
Republic of Venezuela, expire 04/15/20 *                      1,700      61,200
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0%
Mediq Inc., expire 6/1/09 (144A) *(c) (e)                       110           0
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Mikohn Gaming Corp., expire 8/15/08 (144A) *(c) (e)              70           1
                                                                    -----------
MEDIA -- 0.0%
XM Satellite Radio Holdings, Inc., expire 3/15/10
  *(c) (e)                                                      100       6,451
                                                                    -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
COLO.COM, Inc., expire 3/15/10 (144A) *(c) (e)                  220           0
KNOLOGY Holdings, Inc., expire 10/22/07 *(c) (e)                215           0
                                                                    -----------
                                                                              0
                                                                    -----------
TRANSPORTATION INFRASTRUCTURE -- 0.0%
Atlantic Express Transportation Corp., expire 4/15/08
  (144A) *(c)                                                   525       6,562
                                                                    -----------
Total Warrants
    (Cost $54,115)                                                      166,229
                                                                    -----------
ESCROWED SHARES -- 0.0%
Vlasic Foods International, Inc. 0.000%, due 01/01/49
  (e)
    (Cost -- $0)                                            190,660       6,902
                                                                    -----------
LOAN PARTICIPATION -- 2.5%
Algoma Steel, Inc. 7.860%, due 06/20/14                 $ 1,360,000   1,322,600
AmWINS Group, Inc. 7.820%, due 06/11/13                     500,000     467,500
Calpine Corp. 7.610%, due 03/29/09                          335,000     330,394
Inverness Medical Innovations 11.500%, due 06/26/15       1,000,000     997,500
J.G. Wentworth LLC 10.350%, due 03/01/14                    650,000     619,125
Jarden Corp. 7.843%, due 01/24/12                           500,000     504,065
Knology, Inc. 5.260%, due 04/30/12                          500,000     486,250
New World Gaming Partners 0.000%, due 07/16/14              833,350     800,016
Olympus Cable Holdings LLC (First Union Securities,
  Inc. / The Bank of Nova Scotia) 4.798%, due 09/30/10       36,164      35,339
RMK Acquisition Corp. 2.125%, due 04/26/13                    8,108       7,967
Sally Holdings LLC 7.870%, due 11/18/13                     250,000     245,375
Sandridge Energy 5.250%, due 04/01/15                       980,000     970,200
Sun Healthcare Bank
   0.000%, due 01/15/08                                      22,988      22,299
   7.360%, due 01/15/08                                      40,230      39,023
   5.255%, due 04/12/14                                      80,460      78,046
   7.355%, due 04/12/14                                     356,322     345,632
Un New World Gaming Partners 0.000%, due 07/16/14           166,650     159,984
USI Holdings Corp. 8.110%, due 04/30/14                     350,000     343,875
                                                                    -----------
Total Loan Participation
    (Cost $7,951,379)                                                 7,775,190
                                                                    -----------
SHORT-TERM INVESTMENTS - 21.4%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 2.100% to be repurchased at
  $3,371,590 on 10/01/07 collateralized by $3,400,000
  U.S. Treasury Note at 3.997% due 06/15/09 with a
  value of $3,442,500.                                    3,371,000   3,371,000
State Street Navigator Securities Lending Prime
  Portfolio (q)                                          62,435,414  62,435,414
                                                                    -----------
Total Short-Term Investments
    (Cost $65,806,414)                                               65,806,414
                                                                    -----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                             VALUE
                                                         ------------
TOTAL INVESTMENTS -- 114.9%
    (Cost $353,335,967#)                                 $354,347,034
                                                         ------------
Other Assets and Liabilities (net)--(14.9)%               (45,930,111)
                                                         ------------
TOTAL NET ASSETS -- 100.0%                               $308,416,923
                                                         ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,490,975 and $6,479,908 respectively, resulting in a net unrealized appreciation of $1,011,067.
(a) Variable or floating rate security. The stated rate represents the rate at September 30, 2007.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $50,066,635 of net assets.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $169,076 of net assets.
(d)  All or a portion of security is on loan.
(e) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(f)  Security is in default and/or issuer is in bankruptcy.
(g) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(h)  This security is traded on a "to-be-announced" basis.
(i)  Zero coupon bond - Interest rate represents current yield to maturity.
(j) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(k)  Par is shown in Australian Dollars. Value is shown in USD.
(l)  Par is shown in Canadian Dollars. Value is shown in USD.
(m)  Par is shown in Euro Dollars. Value is shown in USD.
(n)  Par is shown in Japanese Yen. Value is shown in USD.
(o)  Par is shown in Norwegian Kroner. Value is shown in USD.
(p)  Par is shown in Swedish Kroner. Value is shown in USD.
(q) Represents investment of collateral received from securities lending transactions.
REIT - Real Estate Investment Trust

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at September 30, 2007, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                  PERCENT OF
                                                                   PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY                           (UNAUDITED)
---------------------------------------                           -----------
AAA/Government/Government Agency                                     58.76%
AA                                                                    3.04
A                                                                     0.42
BBB                                                                   5.52
BB                                                                    9.73
B                                                                    15.46
Below B                                                               2.02
Equities/Other                                                        5.05
                                                                    ------
Total:                                                              100.00%
                                                                    ======

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
COMMON STOCKS -- 91.3%
CHEMICALS -- 2.5%
Monsanto Co.                                                 66,578 $ 5,708,398
Wacker Chemie AG                                             15,127   3,527,265
                                                                    -----------
                                                                      9,235,663
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Capita Group Plc                                             90,249   1,332,127
                                                                    -----------
COMPUTERS & PERIPHERALS -- 15.4%
Apple, Inc. *                                                69,173  10,620,822
EMC Corp. *                                                 487,981  10,150,005
Hewlett-Packard Co.                                         114,764   5,714,099
Lenovo Group, Ltd.                                        2,709,195   2,072,344
Network Appliance, Inc. *(a)                                 58,760   1,581,232
Research In Motion, Ltd. *                                  123,140  12,135,447
Riverbed Technology, Inc. *(a)                              190,697   7,702,252
SanDisk Corp. *(a)                                          134,095   7,388,634
                                                                    -----------
                                                                     57,364,835
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 2.1%
ABB, Ltd.                                                   292,430   7,644,087
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
Dolby Laboratories, Inc. *                                   74,069   2,579,083
Nidec Corp.                                                  42,330   2,965,313
                                                                    -----------
                                                                      5,544,396
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.7%
Cameron International Corp. *                                44,840   4,138,284
National-Oilwell Varco, Inc. *                               13,113   1,894,828
Schlumberger, Ltd.                                           20,791   2,183,055
Weatherford International, Ltd. *                            29,164   1,959,238
                                                                    -----------
                                                                     10,175,405
                                                                    -----------
FOOD PRODUCTS -- 0.3%
Orkla ASA                                                    61,780   1,100,390
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 14.5%
Amazon.com, Inc. *                                           46,051   4,289,651
Baidu.com (ADR) *(a)                                         27,950   8,095,717
Ctrip.com International, Ltd. (ADR)                          26,294   1,362,029
Google, Inc. - Class A *                                     18,696  10,605,680
McAfee, Inc. *                                              191,814   6,688,554
Perfect World Co., Ltd. *                                    76,884   2,099,702
Shanda Interactive Entertainment, Ltd. (ADR) *(a)            50,741   1,888,073
SINA Corp. *(a)                                             135,345   6,476,258
Sohu.com, Inc. *(a)                                          27,995   1,055,691
Tencent Holdings, Ltd.                                    1,775,000  11,486,996
                                                                    -----------
                                                                     54,048,351
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 4.8%
Nintendo Co., Ltd.                                           34,320  17,748,672
                                                                    -----------
MEDIA -- 2.7%
Focus Media Holding, Ltd. (ADR) *(a)                        173,866  10,087,705
                                                                    -----------
METALS & MINING -- 0.1%
Tenaris S.A. (ADR)                                            6,805     358,079
                                                                    -----------
OIL & GAS -- 4.4%
First Solar, Inc. *(a)                                       34,928   4,112,423
Q-Cells AG *                                                 15,435   1,573,395
Renewable Energy Corp AS *                                   74,370   3,410,535
Sunpower Corp. - Class A*(a)                                 57,101   4,729,105

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
Suntech Power Holdings Co., Ltd. (ADR) *                    63,847 $  2,547,495
                                                                   ------------
                                                                     16,372,953
                                                                   ------------
RETAIL - SPECIALTY -- 0.6%
GameStop Corp. - Class A*(a)                                39,451    2,223,064
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 14.6%
Chartered Semiconductor Manufacturing, Ltd. *            4,550,798    3,335,769
Infineon Technologies AG *                                 351,115    6,022,625
Intel Corp.                                                665,465   17,208,925
Intersil Corp. - Class A                                    53,235    1,779,646
MEMC Electronic Materials, Inc. *                           44,871    2,641,107
NVIDIA Corp. *                                             425,600   15,423,726
ON Semiconductor Corp. *(a)                                524,386    6,586,288
Veeco Instruments, Inc. *(a)                                76,314    1,478,966
                                                                   ------------
                                                                     54,477,052
                                                                   ------------
SOFTWARE - 11.1%
Activision, Inc. *                                         333,613    7,202,705
Adobe Systems, Inc. *                                       23,753    1,037,056
Autodesk, Inc. *                                           149,763    7,483,657
BladeLogic, Inc. *                                          10,688      274,040
Cerner Corp. *                                             122,418    7,321,821
Citrix Systems, Inc. *(a)                                   86,124    3,472,520
Oracle Corp. *                                             320,296    6,934,408
Salesforce.com, Inc. *(a)                                   96,970    4,976,500
THQ, Inc. *(a)                                              30,067      751,074
TomTom N.V. *                                               24,035    1,860,862
Vmware, Inc. - Class A *(a)                                    536       45,560
                                                                   ------------
                                                                     41,360,203
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 7.5%
Ciena Corp. *(a)                                            40,764    1,552,293
Cisco Systems, Inc. *                                      312,670   10,352,504
Foundry Networks, Inc. *                                   522,955    9,292,910
Juniper Networks, Inc. *(a)                                100,546    3,680,989
Level 3 Communications, Inc. *(a)                          641,007    2,980,683
                                                                   ------------
                                                                     27,859,379
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 6.1%
NII Holdings, Inc. *                                       142,823   11,732,910
Nokia Oyj (ADR)                                            217,227    8,239,420
QUALCOMM, Inc.                                               8,494      358,956
Telefonaktiebolaget LM Ericsson (ADR)                       56,806    2,260,879
                                                                   ------------
                                                                     22,592,165
                                                                   ------------
Total Common Stocks
  (Cost $273,328,595)                                               339,524,526
                                                                   ------------
WARRANTS -- 3.6%
Deutsche Bank AG London., Expires 01/19/17 (144A) *
  (b)                                                      223,200      658,440
Macquarie Bank Ltd., Expires 04/09/12 (144A) *(b)          174,286    3,137,148
Macquarie Bank Ltd., Expires 11/15/11 (144A) *(b)          191,592    4,533,067
Merrill Lynch International Co., Expires 07/31/12
  (144A) * (b)                                              71,409      848,981
Merrill Lynch International Co., Expires 11/17/10
  (144A) * (b)                                             559,686    4,218,913
                                                                   ------------
Total Warrants
  (Cost $11,767,317)                                                 13,396,549
                                                                   ------------
SHORT-TERM INVESTMENTS -- 21.1%

State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 3.000% to be repurchased at
  $15,271,817 on 10/01/07 collateralized by
  $15,590,000 FHLB at 4.375% due 09/17/10 with a
  value of $15,574,301.                                $15,268,000   15,268,000
State Street Navigator Securities Lending Prime
  Portfolio (C)                                         63,225,463   63,225,463
                                                                   ------------
Total Short-Term Investments
  (Cost $78,493,463)                                                 78,493,463
                                                                   ------------

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                             VALUE
--------------------                                         ------------
TOTAL INVESTMENTS -- 116.0% (Cost $363,589,376#)             $431,414,538
                                                             ------------
Other Assets and Liabilities (net) -- (16.0)%                 (59,383,929)
                                                             ------------
TOTAL NET ASSETS -- 100.0%                                   $372,030,609
                                                             ============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $70,226,968 and $2,401,806 respectively, resulting in a net unrealized appreciation of $67,825,162.
(a) All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $13,396,549 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                    SHARES       VALUE
 --------------------                                   --------- ------------
 INVESTMENT COMPANY SECURITIES -- 100.0%
 Davis Venture Value Portfolio (Class A)*                 891,659 $ 33,214,291
 FI Mid Cap Opportunities Portfolio (Class A)*            678,490   15,082,829
 Franklin Templeton Small Cap Growth Portfolio (Class
   A)*                                                  1,909,607   21,292,117
 Jennison Growth Portfolio (Class A)*                   2,522,168   34,225,826
 Lord Abbett Bond Debenture Portfolio (Class A)         1,211,039   15,234,867
 MFS(R) Emerging Markets Equity Portfolio (Class A)     1,198,294   16,164,987
 MFS(R) Research International Portfolio (Class A)      2,128,516   30,714,483
 Neuberger Berman Partners Mid Cap Value Portfolio
   (Class A)*                                           1,394,507   30,009,781
 Oppenheimer Capital Appreciation Portfolio (Class A)   3,385,644   34,465,860
 PIMCO Total Return Portfolio (Class A)                 3,810,347   45,343,124
 Van Kampen Comstock Portfolio (Class A)                2,495,302   29,918,676
                                                                  ------------
 Total Investment Company Securities
   (Cost $296,066,358)                                             305,666,841
                                                                  ------------
 TOTAL INVESTMENTS -- 100.0% (COST $296,066,358#)                  305,666,841
                                                                  ------------
 Other Assets and Liabilities (net) -- 0.0%                           (122,623)
                                                                  ------------
 TOTAL NET ASSETS -- 100.0%                                       $305,544,218
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $11,101,680 and $1,501,197 respectively, resulting in a net unrealized appreciation of $9,600,483.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                    SHARES       VALUE
 --------------------                                   --------- ------------
 INVESTMENT COMPANY SECURITIES -- 100.0%
 BlackRock Bond Income Portfolio (Class A)*               398,598 $ 43,323,678
 Davis Venture Value Portfolio (Class A)*                 627,560   23,376,617
 FI Mid Cap Opportunities Portfolio (Class A)*            919,294   20,435,902
 Franklin Templeton Small Cap Growth Portfolio (Class
   A)*                                                  1,320,117   14,719,302
 Jennison Growth Portfolio (Class A)*                   1,546,911   20,991,584
 Lord Abbett Bond Debenture Portfolio (Class A)         1,171,982   14,743,539
 Lord Abbett Growth and Income Portfolio (Class A)        693,478   20,748,853
 MFS(R) Research International Portfolio (Class A)      2,060,146   29,727,902
 Neuberger Berman Partners Mid Cap Value Portfolio
   (Class A)*                                           1,079,729   23,235,780
 Neuberger Berman Real Estate Portfolio (Class A)         992,229   15,339,864
 Oppenheimer Capital Appreciation Portfolio (Class A)   2,396,868   24,400,112
 PIMCO Total Return Portfolio (Class A)                 3,687,221   43,877,927
                                                                  ------------
 Total Investment Company Securities
   (Cost $291,410,794)                                             294,921,060
                                                                  ------------
 TOTAL INVESTMENTS -- 100.0% (COST $291,410,794#)                  294,921,060
                                                                  ------------
 Other Assets and Liabilities (net) -- 0.0%                           (120,331)
                                                                  ------------
 TOTAL NET ASSETS -- 100.0%                                       $294,800,729
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,015,269 and $3,505,003 respectively, resulting in a net unrealized appreciation of $3,510,266.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                    SHARES       VALUE
 --------------------                                   --------- ------------
 INVESTMENT COMPANY SECURITIES -- 100.0%
 Davis Venture Value Portfolio (Class A)*                 637,783 $ 23,757,405
 Dreman Small-Cap Value Portfolio (Class A)               583,110    8,303,494
 Franklin Templeton Small Cap Growth Portfolio (Class
   A)*                                                    766,619    8,547,805
 Jennison Growth Portfolio (Class A)*                   1,804,627   24,488,784
 MFS(R) Emerging Markets Equity Portfolio (Class A)       673,878    9,090,614
 MFS(R) Research International Portfolio (Class A)      1,794,360   25,892,622
 Neuberger Berman Partners Mid Cap Value Portfolio
   (Class A)*                                             626,965   13,492,285
 Oppenheimer Capital Appreciation Portfolio (Class A)   2,422,425   24,660,283
 Van Kampen Comstock Portfolio (Class A)                1,823,081   21,858,736
 Van Kampen Mid-Cap Growth Portfolio (Class A)          1,068,319   12,680,949
                                                                  ------------
 Total Investment Company Securities (Cost
   $166,284,974)                                                   172,772,977
                                                                  ------------
 TOTAL INVESTMENTS -- 100.0% (COST $166,284,974#)                  172,772,977
                                                                  ------------
 Other Assets and Liabilities (net) -- 0.0%                            (57,433)
                                                                  ------------
 TOTAL NET ASSETS -- 100.0%                                       $172,715,544
                                                                  ============
--------
PORTFOLIO FOOTNOTES:
*   A Portfolio of Metropolitan Series Fund, Inc.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,551,279 and $1,063,276 respectively, resulting in a net unrealized appreciation of $6,488,003.

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
September 30, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                       SHARES     VALUE
 --------------------                                       ------- -----------
 COMMON STOCKS -- 95.6%
 AEROSPACE & DEFENSE -- 2.6%
 Alliant Techsystems, Inc. *(a)                             103,000 $11,257,900
 Rockwell Collins, Inc.                                     217,000  15,849,680
                                                                    -----------
                                                                     27,107,580
                                                                    -----------
 AIRLINES -- 0.8%
 Southwest Airlines Co.                                     604,000   8,939,200
                                                                    -----------
 AUTO COMPONENTS -- 0.8%
 WABCO Holdings, Inc.                                       173,000   8,087,750
                                                                    -----------
 AUTOMOBILES -- 0.9%
 Oshkosh Truck Corp.                                        145,000   8,985,650
                                                                    -----------
 BANKS -- 0.1%
 SVB Financial Group *(a)                                    33,000   1,562,880
                                                                    -----------
 BEVERAGES -- 0.2%
 Cott Corp. *(a)                                            227,000   1,809,190
                                                                    -----------
 BIOTECHNOLOGY -- 2.3%
 Human Genome Sciences, Inc. *(a)                           288,000   2,963,520
 Illumina, Inc. *(a)                                         91,000   4,721,080
 Myriad Genetics, Inc. *(a)                                  58,000   3,024,700
 PDL BioPharma, Inc. *                                      102,000   2,204,220
 Qiagen N.V. *(a)                                           297,000   5,764,770
 Vertex Pharmaceuticals, Inc. *(a)                          157,000   6,030,370
                                                                    -----------
                                                                     24,708,660
                                                                    -----------
 BUILDING MATERIALS -- 0.7%
 Fastenal Co.                                               138,000   6,266,580
 LKQ Corp. *                                                 45,000   1,566,450
                                                                    -----------
                                                                      7,833,030
                                                                    -----------
 BUILDING PRODUCTS -- 0.5%
 American Standard Cos., Inc.                               136,000   4,844,320
                                                                    -----------
 COMMERCIAL SERVICES & SUPPLIES -- 4.9%
 ChoicePoint, Inc. *                                         64,000   2,426,880
 Corporate Executive Board Co. (a)                           34,000   2,524,160
 Iron Mountain, Inc. *(a)                                   268,000   8,168,640
 Manpower, Inc.                                             121,000   7,786,350
 Monster Worldwide, Inc. *(a)                               217,000   7,391,020
 Quanta Services, Inc. *(a)                                 186,000   4,919,700
 Resources Connection, Inc.                                  49,000   1,134,350
 Robert Half International, Inc.                            131,000   3,911,660
 SAIC, Inc. *(a)                                            524,000  10,055,560
 Western Union Co.                                          190,000   3,984,300
                                                                    -----------
                                                                     52,302,620
                                                                    -----------
 COMPUTERS & PERIPHERALS -- 3.4%
 DST Systems, Inc. *(a)                                     176,000  15,102,560
 IHS, Inc. - Class A *                                       71,000   4,010,790
 Jack Henry & Associates, Inc.                              174,000   4,499,640
 Network Appliance, Inc. *                                   56,000   1,506,960
 Seagate Technology                                         417,000  10,666,860
                                                                    -----------
                                                                     35,786,810
                                                                    -----------
 CONSUMER FINANCE -- 0.4%
 Discover Financial Services *                              228,000   4,742,400
                                                                    -----------
 ELECTRICAL EQUIPMENT & SERVICES -- 1.4%
 AMETEK, Inc.                                               340,000  14,694,800
                                                                    -----------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                       SHARES     VALUE
 --------------------                                       ------- -----------
 ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.5%
 Cogent, Inc. *(a)                                          133,300 $ 2,090,144
 Dolby Laboratories, Inc. *                                 178,000   6,197,960
 FLIR Systems, Inc. *(a)                                    204,000  11,299,560
 Jabil Circuit, Inc.                                        350,000   7,994,000
 Roper Industries, Inc.                                     303,000  19,846,500
                                                                    -----------
                                                                     47,428,164
                                                                    -----------
 ENERGY EQUIPMENT & SERVICES -- 5.3%
 BJ Services Co.                                            365,000   9,690,750
 Cameron International Corp. *                              112,000  10,336,480
 FMC Technologies, Inc. *                                   234,000  13,492,440
 Smith International, Inc.                                  262,000  18,706,800
 TETRA Technologies, Inc. *(a)                              162,000   3,424,680
                                                                    -----------
                                                                     55,651,150
                                                                    -----------
 FINANCIAL - DIVERSIFIED -- 2.5%
 Affiliated Managers Group, Inc. *(a)                        46,000   5,865,460
 E*TRADE Financial Corp. *                                   60,000     783,600
 Eaton Vance Corp.                                          218,000   8,711,280
 Interactive Brokers Group, Inc. *(a)                       131,000   3,440,060
 Nuveen Investments, Inc. - Class A (a)                     130,000   8,052,200
                                                                    -----------
                                                                     26,852,600
                                                                    -----------
 FOOD & DRUG RETAILING -- 2.5%
 Cheesecake Factory, Inc. (The) *(a)                        147,000   3,450,090
 Chipotle Mexican Grill, Inc. *(a)                           88,000   9,416,000
 P.F. Chang's China Bistro, Inc. *(a)                        67,000   1,983,200
 Panera Bread Co. *(a)                                       29,000   1,183,200
 Shoppers Drug Mart Corp.                                    99,000   5,404,427
 Tim Hortons, Inc. (a)                                      137,000   4,774,450
                                                                    -----------
                                                                     26,211,367
                                                                    -----------
 FOOD PRODUCTS -- 0.7%
 Whole Foods Market, Inc. (a)                               144,000   7,050,240

 HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
 C.R. Bard, Inc.                                             69,000   6,085,110
 Edwards Lifesciences Corp. *                               201,000   9,911,310
 Gen-Probe, Inc. *                                           91,000   6,058,780
 Henry Schein, Inc. *                                        84,000   5,110,560
 ResMed, Inc. *(a)                                           63,000   2,700,810
                                                                    -----------
                                                                     29,866,570
                                                                    -----------
 HEALTH CARE PROVIDERS & SERVICES -- 3.1%
 Community Health Systems, Inc. *                           170,000   5,344,800
 Coventry Health Care, Inc. *                                56,000   3,483,760
 DaVita, Inc. *                                              52,000   3,285,360
 Health Net, Inc. *                                          75,000   4,053,750
 Humana, Inc. *                                              29,000   2,026,520
 Manor Care, Inc. (a)                                       224,000  14,425,600
                                                                    -----------
                                                                     32,619,790
                                                                    -----------
 HOTELS, RESTAURANTS & LEISURE -- 2.5%
 DreamWorks Animation SKG, Inc. - Class A *                 128,000   4,277,760
 Gaylord Entertainment Co. *                                121,000   6,439,620
 International Game Technology                              292,000  12,585,200
 Pinnacle Entertainment, Inc. *(a)                          118,000   3,213,140
                                                                    -----------
                                                                     26,515,720
                                                                    -----------
 HOUSEHOLD DURABLES -- 1.2%
 Harman International Industries, Inc.                      147,000  12,718,440
                                                                    -----------
 INSURANCE -- 1.7%
 Assurant, Inc.                                             114,000   6,099,000

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

 SECURITY DESCRIPTION                                       SHARES     VALUE
 --------------------                                       ------- -----------
 Axis Capital Holdings, Ltd.                                192,000 $ 7,470,720
 Principal Financial Group, Inc.                             78,000   4,921,020
                                                                    -----------
                                                                     18,490,740
                                                                    -----------
 INTERNET & CATALOG RETAIL -- 0.5%
 MSC Industrial Direct Co., Inc. - Class A                   28,000   1,416,520
 Williams-Sonoma, Inc. (a)                                  108,000   3,522,960
                                                                    -----------
                                                                      4,939,480
                                                                    -----------
 INTERNET SOFTWARE & SERVICES -- 5.6%
 Amazon.com, Inc. *                                         211,000  19,654,650
 CheckFree Corp. *(a)                                       179,000   8,330,660
 CNET Networks, Inc. *(a)                                   499,000   3,717,550
 Digital River, Inc. *(a)                                    85,000   3,803,750
 Expedia, Inc. *(a)                                         130,000   4,144,400
 McAfee, Inc. *                                             104,000   3,626,480
 VeriSign, Inc. *                                           457,000  15,419,180
                                                                    -----------
                                                                     58,696,670
                                                                    -----------
 MACHINERY -- 1.6%
 Danaher Corp.                                               59,000   4,879,890
 IDEX Corp.                                                 117,000   4,257,630
 ITT Industries, Inc.                                       113,000   7,676,090
                                                                    -----------
                                                                     16,813,610
                                                                    -----------
 MEDIA -- 5.4%
 Cablevision Systems Corp. *                                175,000   6,114,500
 Catalina Marketing Corp. *                                 210,000   6,801,900
 Clear Channel Outdoor Holdings, Inc. *(a)                  256,000   6,528,000
 Discovery Holding Co. *                                    335,000   9,664,750
 Lamar Advertising Co. - Class A (a)                        217,000  10,626,490
 Rogers Communications, Inc. - Class B                      239,000  10,881,670
 XM Satellite Radio Holdings, Inc. - Class A *(a)           456,000   6,461,520
                                                                    -----------
                                                                     57,078,830
                                                                    -----------
 METALS & MINING -- 1.2%
 Agnico-Eagle Mines, Ltd. (a)                               138,000   6,872,400
 Teck Cominco, Ltd.                                         114,000   5,438,940
                                                                    -----------
                                                                     12,311,340
                                                                    -----------
 OIL & GAS -- 6.3%
 CNX Gas Corp. *(a)                                         184,000   5,293,680
 CONSOL Energy, Inc.                                        269,000  12,535,400
 EOG Resources, Inc.                                        176,000  12,730,080
 First Solar, Inc. *(a)                                      43,000   5,062,820
 Foundation Coal Holdings, Inc.                              83,000   3,253,600
 Murphy Oil Corp.                                           116,000   8,107,240
 Peabody Energy Corp.                                       113,000   5,409,310
 Sunpower Corp. - Class A*(a)                                68,000   5,631,760
 XTO Energy, Inc.                                           145,000   8,966,800
                                                                    -----------
                                                                     66,990,690
                                                                    -----------
 PHARMACEUTICALS -- 6.1%
 Alkermes, Inc. *(a)                                        224,000   4,121,600
 Amylin Pharmaceuticals, Inc. *(a)                           99,000   4,950,000
 Barr Pharmaceuticals, Inc. *                               203,000  11,552,730
 Cephalon, Inc. *(a)                                        154,000  11,251,240
 Elan Corp. Plc (ADR) *                                     434,000   9,131,360
 Gilead Sciences, Inc. *                                     45,000   1,839,150
 Medarex, Inc. *(a)                                         101,000   1,430,160
 Medicis Pharmaceutical Corp. - Class A (a)                 108,000   3,295,080
 Mylan Laboratories, Inc.                                   139,000   2,218,440
 OSI Pharmaceuticals, Inc. *(a)                              69,000   2,345,310
 Sepracor, Inc. *                                           100,000   2,750,000
 Theravance, Inc. *(a)                                      102,000   2,661,180

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                 ----------- --------------
Valeant Pharmaceuticals International *(a)               254,000 $    3,931,920
Warner Chilcott, Ltd. *(a)                               182,000      3,234,140
                                                                 --------------
                                                                     64,712,310
                                                                 --------------
RETAIL - SPECIALTY -- 3.8%
Advance Auto Parts, Inc.                                  88,000      2,953,280
Bed Bath & Beyond, Inc. *                                178,000      6,073,360
Best Buy Co., Inc. (a)                                   119,000      5,476,380
CarMax, Inc. *(a)                                        298,000      6,058,340
O' Reilly Automotive, Inc. *                             228,000      7,617,480
PetSmart, Inc.                                           297,000      9,474,300
Under Armour, Inc. - Class A *(a)                         46,000      2,751,720
                                                                 --------------
                                                                     40,404,860
                                                                 --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.5%
Altera Corp.                                             290,000      6,983,200
Fairchild Semiconductor International, Inc. *            169,000      3,156,920
Intersil Corp. - Class A                                 287,000      9,594,410
Marvell Technology Group, Ltd. *                         463,000      7,579,310
Microchip Technology, Inc.                               186,000      6,755,520
ON Semiconductor Corp. *(a)                              437,000      5,488,720
PMC-Sierra, Inc. *(a)                                    571,000      4,790,690
Spansion, Inc. *(a)                                      157,000      1,326,650
Teradyne, Inc. *                                         383,000      5,285,400
Xilinx, Inc. (a)                                         278,000      7,266,920
                                                                 --------------
                                                                     58,227,740
                                                                 --------------
SOFTWARE -- 4.6%
Autodesk, Inc. *                                          95,000      4,747,150
Avid Technology, Inc. *(a)                               129,000      3,493,320
Cerner Corp. *(a)                                         96,000      5,741,760
Fiserv, Inc. *                                            58,000      2,949,880
Global Payments, Inc.                                    211,000      9,330,420
Intuit, Inc. *                                           150,000      4,545,000
NAVTEQ Corp. *                                            85,000      6,627,450
Red Hat, Inc. *(a)                                       408,000      8,106,960
Salesforce.com, Inc. *(a)                                 64,000      3,284,480
                                                                 --------------
                                                                     48,826,420
                                                                 --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.2%
ADTRAN, Inc. (a)                                          74,000      1,704,220
Amdocs, Ltd. *                                           250,000      9,297,500
Ciena Corp. *(a)                                         112,000      4,264,960
Comverse Technology, Inc. *(a)                           113,000      2,237,400
Harris Corp.                                             164,000      9,477,560
Juniper Networks, Inc. *                                 462,000     16,913,820
                                                                 --------------
                                                                     43,895,460
                                                                 --------------
TELECOMMUNICATION SERVICES - WIRELESS -- 4.6%
American Tower Corp. - Class A *(a)                      278,000     12,104,120
Crown Castle International Corp. *                       364,000     14,789,320
Leap Wireless International, Inc. *                      160,000     13,019,200
Metropcs Communications, Inc. *                          215,000      5,865,200
SBA Communications Corp. *(a)                             92,000      3,245,760
                                                                 --------------
                                                                     49,023,600
                                                                 --------------
TRANSPORTATION -- 0.4%
UTI Worldwide, Inc. (a)                                  183,000      4,205,340
                                                                 --------------
Total Common Stocks (Cost $763,936,429)                           1,010,936,021
                                                                 --------------

SECURITY DESCRIPTION                                 PAR AMOUNT      VALUE
--------------------                                 ----------- --------------
SHORT-TERM INVESTMENTS -- 29.2%
T. Rowe Price Government Reserve Investment Fund **
  (Cost $ 46,641,233)                                $46,641,233     46,641,233

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
September 30, 2007
(Percentage of Net Assets)

                                                    PAR AMOUNT       VALUE
                                                   ------------ --------------
State Street Navigator Securities Lending Prime
  Portfolio (b)                                    $262,495,603 $  262,495,603
                                                                --------------
Total Short-Term Investments (Cost $309,136,836)                   309,136,836
                                                                --------------
TOTAL INVESTMENTS--124.8% (Cost $1,073,073,265#)                 1,320,072,857
                                                                --------------
Other Assets and Liabilities (net) -- (24.8%)                     (262,242,840)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,057,830,017
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
**  Affiliated Issuer.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $272,338,488 and $25,338,896 respectively, resulting in net unrealized appreciation of $246,999,592.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
COMMON STOCKS -- 87.1%
AEROSPACE & DEFENSE -- 0.9%
Herley Industries, Inc. *                                 1,205,812 $18,038,947
                                                                    -----------
AUTO COMPONENTS -- 2.0%
Superior Industries International, Inc. (a)               1,857,826  40,296,246
                                                                    -----------
AUTOMOBILES -- 0.6%
Coachmen Industries, Inc. (a)                             1,770,191  11,860,280
                                                                    -----------
BEVERAGES -- 1.2%
Sapporo Holdings Ltd.                                     3,567,800  23,478,801
                                                                    -----------
BUILDING PRODUCTS -- 1.6%
USG Corp. *(a)                                              827,671  31,079,046
                                                                    -----------
CHEMICALS -- 2.4%
Agrium, Inc.                                                269,300  14,644,534
Westlake Chemical Corp. (a)                               1,272,350  32,228,625
                                                                    -----------
                                                                     46,873,159
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.1%
Alliance Data Systems Corp. *                               291,060  22,539,686
Cross Country Healthcare, Inc. *(a)                         686,244  11,988,683
Pharmaceutical Product Development, Inc.                    172,350   6,108,084
                                                                    -----------
                                                                     40,636,453
                                                                    -----------
COMPUTERS & PERIPHERALS -- 3.0%
Ceridian Corp. *                                            208,202   7,232,938
Electronics for Imaging, Inc. *                             421,098  11,310,692
Lexmark International, Inc. - Class A *(a)                  768,231  31,904,633
Synopsys, Inc. *                                            332,436   9,002,367
                                                                    -----------
                                                                     59,450,630
                                                                    -----------
DISTRIBUTION/WHOLESALE -- 0.3%
Handleman Co. (a)                                         2,235,682   6,818,830
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 1.6%
Encore Wire Corp. (a)                                       654,190  16,439,795
Insteel Industries, Inc. (a)                              1,007,749  15,468,947
                                                                    -----------
                                                                     31,908,742
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.5%
AVX Corp. (a)                                             1,264,399  20,356,824
Bel Fuse, Inc. - Class A (a)                                117,817   4,498,253
Bel Fuse, Inc. - Class B (a)                                 59,277   2,054,541
Coherent, Inc. *(a)                                         371,490  11,917,399
Electro Scientific Industries, Inc. *(a)                  1,027,483  24,618,492
Ingram Micro, Inc. - Class A *                              465,450   9,127,475
Park Electrochemical Corp. (a)                              502,155  16,862,365
                                                                    -----------
                                                                     89,435,349
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 2.2%
Ichiyoshi Securities Co., Ltd.                              481,700   5,087,185
Nuveen Investments, Inc. - Class A (a)                      447,439  27,714,372
Westwood Holdings Group, Inc. (a)                           278,425   9,552,762
                                                                    -----------
                                                                     42,354,319
                                                                    -----------
FINANCIAL SERVICES -- 3.7%
Brookline Bancorp, Inc. (a)                               1,083,998  12,563,537
Kearny Financial Corp. (a)                                  906,056  11,588,456
NewAlliance Bancshares, Inc. (a)                          2,936,933  43,114,177

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
Rockville Financial, Inc. (a)                              386,717 $  5,514,584
                                                                   ------------
                                                                     72,780,754
                                                                   ------------
FOOD PRODUCTS -- 0.5%
Industrias Bachoco, S.A. (ADR)                             340,009   10,302,273
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
Vail Resorts, Inc. *(a)                                    172,379   10,737,488
                                                                   ------------
HOUSEHOLD DURABLES -- 4.3%
Cavco Industries, Inc. *                                   508,967   17,050,395
M.D.C. Holdings, Inc. (a)                                  492,869   20,178,057
Skyline Corp. (a)                                          969,714   29,168,997
Stanley Furniture Co., Inc. (a)                          1,096,142   17,812,307
                                                                   ------------
                                                                     84,209,756
                                                                   ------------
HOUSEHOLD PRODUCTS -- 0.3%
Russ Berrie & Co., Inc. *(a)                               336,290    5,649,672
                                                                   ------------
INSURANCE -- 7.1%
Arch Capital Group, Ltd. *                                 180,974   13,466,275
Brit Insurance Holdings Plc                              1,343,039    9,341,585
E-L Financial Corp.                                         24,255   14,971,311
FBL Financial Group, Inc. - Class A                        322,700   12,743,423
Leucadia National Corp. (a)                                336,800   16,240,496
Montpelier Re Holdings, Ltd.                             1,627,250   28,802,325
National Western Life Insurance Co. - Class A (a)           78,189   20,013,257
Phoenix Cos., Inc. (The)                                   639,300    9,020,523
Radian Group, Inc. (a)                                     690,716   16,079,869
                                                                   ------------
                                                                    140,679,064
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.8%
JAKKS Pacific, Inc. *(a)                                   591,937   15,810,637
Leapfrog Enterprises, Inc. *(a)                          2,294,411   18,928,891
                                                                   ------------
                                                                     34,739,528
                                                                   ------------
MACHINERY -- 1.2%
Alamo Group, Inc.                                          467,858   11,504,628
Trinity Industries, Inc. (a)                               338,400   12,703,536
                                                                   ------------
                                                                     24,208,164
                                                                   ------------
MARINE -- 4.0%
Alexander & Baldwin, Inc. (a)                              558,255   27,985,323
BW Gas ASA                                               1,795,500   24,626,230
Tidewater, Inc. (a)                                        404,915   25,444,859
                                                                   ------------
                                                                     78,056,412
                                                                   ------------
MEDIA -- 0.7%
Journal Communications, Inc. - Class A                   1,379,559   13,078,219
                                                                   ------------
METALS & MINING -- 1.6%
Fording Canadian Coal Trust (a)                            812,819   31,521,121
                                                                   ------------
OIL & GAS -- 16.5%
Bronco Drilling Co., Inc. *(a)                           2,439,880   36,110,224
Cimarex Energy Co. (a)                                   2,106,114   78,452,746
Comstock Resources, Inc. *                               1,740,978   53,691,761
Pioneer Drilling Co. *(a)                                2,801,728   34,125,047
Pogo Producing Co.                                       1,546,078   82,112,203
St. Mary Land & Exploration Co.                            611,252   21,803,359
Whiting Petroleum Corp. *                                  423,573   18,827,820
                                                                   ------------
                                                                    325,123,160
                                                                   ------------

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                               ------------ --------------
PAPER & FOREST PRODUCTS -- 5.1%
Deltic Timber Corp. (a)                                 377,042 $   21,461,231
Glatfelter (a)                                        2,652,426     39,362,002
Louisiana-Pacific Corp. (a)                           1,636,864     27,777,582
TimberWest Forest Corp.                                 772,200     12,364,192
                                                                --------------
                                                                   100,965,007
                                                                --------------
REAL ESTATE -- 4.4%
BIL International, Ltd.                              10,358,000      8,994,105
Brookfield Asset Management, Inc. - Class A             551,250     21,223,125
Forest City Enterprises, Inc. - Class A (a)             425,997     23,497,995
Origen Financial, Inc. (REIT) (a)                     1,202,243      7,273,570
St. Joe Co. (The) (a)                                   787,550     26,469,555
                                                                --------------
                                                                    87,458,350
                                                                --------------
RETAIL - MULTILINE -- 1.7%
Circle K Sunkus Co., Ltd.                             1,239,400     19,207,203
Parco Co., Ltd.                                       1,089,100     14,485,750
                                                                --------------
                                                                    33,692,953
                                                                --------------
RETAIL - SPECIALTY -- 1.1%
Haverty Furniture Cos., Inc. (a)                      2,433,634     21,342,970
                                                                --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.9%
GSI Group, Inc. *                                     1,497,949     16,926,824
                                                                --------------
SOFTWARE -- 1.7%
Borland Software Corp. *(a)                           3,820,560     16,619,436
Sybase, Inc. *                                          683,225     15,802,994
                                                                --------------
                                                                    32,422,430
                                                                --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.8%
CommScope, Inc. *(a)                                    347,462     17,456,491
IDT Corp. - Class B (a)                               1,227,800     10,276,686
Sycamore Networks, Inc. *(a)                         10,075,774     41,008,400
Tellabs, Inc. *                                       2,788,401     26,545,578
                                                                --------------
                                                                    95,287,155
                                                                --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
K-Swiss, Inc. - Class A (a)                           1,163,159     26,647,973
                                                                --------------
TRANSPORTATION -- 1.4%
Bristow Group, Inc. *(a)                                625,242     27,329,328
                                                                --------------
Total Common Stocks (Cost $1,557,641,500)                        1,715,389,403
                                                                --------------
SHORT-TERM INVESTMENTS -- 37.8%
State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 3.000% to be
  repurchased at $255,000,734 on 10/01/07
  collateralized by $265,000,000 U.S. Treasury
  Bill at 4.001% due 02/21/08 with a value of
  $260,892,500.                                    $254,937,000    254,937,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                     489,869,153    489,869,153
                                                                --------------
Total Short-Term Investments (Cost $744,806,153)                   744,806,153
                                                                --------------
TOTAL INVESTMENTS -- 124.9%
  (Cost $2,302,447,653#)                                         2,460,195,556
                                                                --------------
Other Assets and Liabilities (net) -- (24.9)%                     (491,123,918)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,969,071,638
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $258,550,569 and $100,802,666 respectively, resulting in net unrealized appreciation of $157,747,903.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 94.4%
AUTO COMPONENTS -- 0.8%
Goodyear Tire & Rubber Co. (The) *(a)                       119,340 $ 3,629,129
                                                                    -----------
AUTOMOBILES -- 0.7%
Oshkosh Truck Corp.                                          47,440   2,939,857
                                                                    -----------
BANKS -- 1.0%
Northern Trust Corp.                                         70,240   4,654,805
                                                                    -----------
BEVERAGES -- 2.2%
Hansen Natural Corp. *(a)                                    92,610   5,249,135
The Pepsi Bottling Group, Inc.                              117,970   4,384,945
                                                                    -----------
                                                                      9,634,080
                                                                    -----------
BIOTECHNOLOGY -- 1.0%
Alexion Pharmaceuticals, Inc. *(a)                           69,510   4,528,577
                                                                    -----------
CHEMICALS -- 1.8%
Air Products & Chemicals, Inc.                               58,340   5,703,318
The Mosaic Co. *                                             42,550   2,277,276
                                                                    -----------
                                                                      7,980,594
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.3%
Apollo Group, Inc. - Class A *                               88,840   5,343,726
Corrections Corporation of America *                         43,840   1,147,293
Stericycle, Inc. *                                           17,490     999,728
VistaPrint, Ltd. *(a)                                        74,830   2,796,397
                                                                    -----------
                                                                     10,287,144
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 1.6%
McDermott International, Inc. *                              63,160   3,415,693
Shaw Group, Inc. (The) *                                     63,530   3,691,093
                                                                    -----------
                                                                      7,106,786
                                                                    -----------
CONTAINERS & PACKAGING -- 1.2%
Owens-Illinois, Inc. *                                      123,310   5,111,199
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 1.0%
AMETEK, Inc.                                                106,990   4,624,108
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.2%
Garmin, Ltd. (a)                                             37,580   4,487,052
Roper Industries, Inc.                                       80,180   5,251,790
                                                                    -----------
                                                                      9,738,842
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 4.3%
Cameron International Corp. *(a)                             70,650   6,520,288
National-Oilwell Varco, Inc. *                               52,540   7,592,030
Weatherford International, Ltd. *                            75,820   5,093,588
                                                                    -----------
                                                                     19,205,906
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 5.3%
Affiliated Managers Group, Inc. *(a)                         25,535   3,255,968
IntercontinentalExchange, Inc. *(a)                          46,780   7,105,882
Nymex Holdings, Inc. (a)                                     39,466   5,137,684
T. Rowe Price Group, Inc. (a)                               144,160   8,028,270
                                                                    -----------
                                                                     23,527,804
                                                                    -----------
FOOD PRODUCTS -- 1.7%
Wm. Wrigley Jr. Co.                                         118,210   7,592,628
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
Henry Schein, Inc. *(a)                                      42,760   2,601,519
Hologic, Inc. *(a)                                           55,280   3,372,080

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
Intuitive Surgical, Inc. *                                   24,270 $ 5,582,100
Kinetic Concepts, Inc. *(a)                                  47,190   2,655,853
St. Jude Medical, Inc. *                                    140,690   6,200,208
                                                                    -----------
                                                                     20,411,760
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
Health Net, Inc. *                                           54,530   2,947,346
Laboratory Corporation of America Holdings *                 10,220     797,717
                                                                    -----------
                                                                      3,745,063
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
WMS Industries, Inc. *(a)                                   139,334   4,611,955
Wynn Resorts, Ltd. (a)                                       51,180   8,063,921
                                                                    -----------
                                                                     12,675,876
                                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
NRG Energy, Inc. *(a)                                        58,220   2,462,124
                                                                    -----------
INSURANCE -- 0.5%
Aon Corp. (a)                                                52,850   2,368,209
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 5.8%
Expedia, Inc. *(a)                                          143,160   4,563,941
F5 Networks, Inc. *(a)                                      195,616   7,274,959
Priceline.com, Inc. *(a)                                     23,490   2,084,738
SINA Corp. *(a)                                              68,510   3,278,203
VeriSign, Inc. *(a)                                         255,200   8,610,448
                                                                    -----------
                                                                     25,812,289
                                                                    -----------
MACHINERY -- 3.0%
AGCO Corp. *(a)                                              47,350   2,403,959
Cummins, Inc.                                                20,120   2,573,147
Harsco Corp.                                                 83,820   4,968,011
SPX Corp. (a)                                                38,560   3,569,114
                                                                    -----------
                                                                     13,514,231
                                                                    -----------
MEDIA -- 1.1%
Central European Media Enterprises, Ltd. *                   14,010   1,284,857
Focus Media Holding, Ltd. *(a)                               64,714   3,754,706
                                                                    -----------
                                                                      5,039,563
                                                                    -----------
METALS & MINING -- 2.3%
Precision Castparts Corp.                                    52,100   7,709,758
Steel Dynamics, Inc. (a)                                     50,510   2,358,817
                                                                    -----------
                                                                     10,068,575
                                                                    -----------
OIL & GAS -- 7.2%
Diamond Offshore Drilling, Inc. (a)                          48,040   5,442,452
First Solar, Inc. *(a)                                       40,510   4,769,647
Quicksilver Resources, Inc. *(a)                             97,270   4,576,554
Range Resources Corp. (a)                                   147,655   6,003,652
Southwestern Energy Co. *                                   129,660   5,426,271
Williams Cos., Inc. (The)                                   166,670   5,676,780
                                                                    -----------
                                                                     31,895,356
                                                                    -----------
PHARMACEUTICALS -- 5.3%
Allergan, Inc. (a)                                          107,120   6,906,026
BioMarin Pharmaceutical, Inc. *                              58,220   1,444,819
DENTSPLY International, Inc.                                 80,720   3,361,181
Express Scripts, Inc. *                                     121,430   6,778,223
Shire Plc (ADR)                                              66,800   4,941,864
                                                                    -----------
                                                                     23,432,113
                                                                    -----------
RETAIL - SPECIALTY -- 3.3%
GameStop Corp. - Class A*                                   121,650   6,854,977

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                  ------------ ------------
J. Crew Group, Inc. *(a)                                    63,810 $  2,648,115
Under Armour, Inc. - Class A *(a)                           44,030    2,633,875
Zumiez, Inc. *(a)                                           55,700    2,471,409
                                                                   ------------
                                                                     14,608,376
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 9.6%
Altera Corp. (a)                                           175,350    4,222,428
Broadcom Corp. - Class A *                                 229,300    8,355,692
Cavium Networks, Inc. *(a)                                  84,083    2,732,698
Intersil Corp. - Class A (a)                               156,100    5,218,423
KLA-Tencor Corp. (a)                                       102,780    5,733,068
NVIDIA Corp. *                                             211,478    7,663,945
ON Semiconductor Corp. *(a)                                171,270    2,151,151
Varian Semiconductor Equipment Associates, Inc. *          121,410    6,497,863
                                                                   ------------
                                                                     42,575,268
                                                                   ------------
SOFTWARE -- 8.9%
Activision, Inc. *(a)                                      207,850    4,487,482
Citrix Systems, Inc. *(a)                                  127,420    5,137,574
Electronic Arts, Inc. *                                    109,850    6,150,501
MasterCard, Inc. - Class A (a)                              34,500    5,104,965
Omniture, Inc. *                                            78,230    2,371,934
Paychex, Inc. (a)                                          143,130    5,868,330
Salesforce.com, Inc. *(a)                                   78,860    4,047,095
VeriFone Holdings, Inc. *(a)                               142,220    6,304,613
                                                                   ------------
                                                                     39,472,494
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 3.1%
Atheros Communications, Inc. *(a)                           72,000    2,157,840
Foundry Networks, Inc. *(a)                                180,820    3,213,171
Juniper Networks, Inc. *                                   233,450    8,546,605
                                                                   ------------
                                                                     13,917,616
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 3.6%
Crown Castle International Corp. *(a)                       82,170    3,338,567
NII Holdings, Inc. *                                       152,880   12,559,092
                                                                   ------------
                                                                     15,897,659
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.4%
Coach, Inc. *                                              146,150    6,908,511
Crocs, Inc. *                                               34,260    2,303,985
Guess?, Inc.                                               124,240    6,091,487
                                                                   ------------
                                                                     15,303,983
                                                                   ------------
TRANSPORTATION -- 1.3%
C.H. Robinson Worldwide, Inc. (a)                          110,430    5,995,245
                                                                   ------------
Total Common Stocks (Cost $332,128,115)                             419,757,259
                                                                   ------------
SHORT-TERM INVESTMENTS -- 31.0%

State Street Bank & Trust Co., Repurchase Agreement,
  dated 09/28/07 at 3.000% to be repurchased at
  $25,077,268 on 10/01/07 collateralized by
  $25,600,000 FHLB at 4.375% due 09/17/10 with a
  value of $25,574,221.                               $ 25,071,000   25,071,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                        112,621,207  112,621,207
                                                                   ------------
Total Short-Term Investments
  (Cost $137,692,207)                                               137,692,207
                                                                   ------------

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                                      VALUE
                                                                  -------------
TOTAL INVESTMENTS -- 125.4% (Cost $469,820,322#)                  $ 557,449,466
                                                                  -------------
Other Assets and Liabilities (net) -- (25.4)%                      (112,985,634)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 444,463,832
                                                                  =============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $89,705,746 and $2,076,602 respectively, resulting in a net unrealized appreciation of $87,629,144.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
--------------------                                    --------- ------------
COMMON STOCKS -- 91.3%
AIRLINES -- 0.7%
Southwest Airlines Co. (a)                                924,500 $ 13,682,600
                                                                  ------------
BANKS -- 10.4%
Bank of America Corp.                                   1,303,000   65,501,810
Bank of New York Mellon Corp.                             700,317   30,911,992
Barclays Plc (ADR)                                         47,600    2,314,312
PNC Financial Services Group, Inc. (a)                    173,100   11,788,110
U.S. Bancorp (a)                                          334,300   10,874,779
Wachovia Corp.                                          1,089,200   54,623,380
Wells Fargo & Co.                                         844,000   30,063,280
                                                                  ------------
                                                                   206,077,663
                                                                  ------------
BEVERAGES -- 4.1%
Anheuser-Busch Cos., Inc.                                 292,000   14,597,080
Coca-Cola Co.                                           1,160,400   66,688,188
                                                                  ------------
                                                                    81,285,268
                                                                  ------------
CHEMICALS -- 2.7%
E.I. du Pont de Nemours & Co.                             804,600   39,875,976
Rohm & Haas Co. (a)                                       234,600   13,060,182
                                                                  ------------
                                                                    52,936,158
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Western Union Co.                                         348,600    7,310,142
                                                                  ------------
COMPUTERS & PERIPHERALS -- 2.9%
Computer Sciences Corp. *(a)                               60,200    3,365,180
Dell, Inc. *                                              799,100   22,055,160
Hewlett-Packard Co.                                       226,700   11,287,393
International Business Machines Corp. (a)                 182,600   21,510,280
                                                                  ------------
                                                                    58,218,013
                                                                  ------------
FINANCIAL - DIVERSIFIED -- 6.8%
Bear Stearns Cos., Inc. (a)                                52,200    6,410,682
Citigroup, Inc.                                         1,659,100   77,430,197
JPMorgan Chase & Co.                                      608,600   27,886,052
Merrill Lynch & Co., Inc.                                 305,700   21,790,296
                                                                  ------------
                                                                   133,517,227
                                                                  ------------
FINANCIAL SERVICES -- 1.6%
Fannie Mae                                                128,700    7,826,247
Freddie Mac                                               396,300   23,385,663
                                                                  ------------
                                                                    31,211,910
                                                                  ------------
FOOD & DRUG RETAILING -- 1.6%
CVS Caremark Corp.                                        791,700   31,375,071
                                                                  ------------
FOOD PRODUCTS -- 5.6%
Cadbury Schweppes Plc (ADR) (a)                           773,700   35,992,524
Kraft Foods, Inc. - Class A (a)                         1,047,110   36,135,766
Sara Lee Corp.                                            158,300    2,642,027
Unilever N.V.                                           1,163,900   35,906,315
                                                                  ------------
                                                                   110,676,632
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Boston Scientific Corp. *                                 771,500   10,762,425
                                                                  ------------
HOUSEHOLD PRODUCTS -- 1.4%
Kimberly-Clark Corp. (a)                                  395,900   27,815,934
                                                                  ------------
INDUSTRIAL - DIVERSIFIED -- 1.8%
General Electric Co.                                      860,200   35,612,280
                                                                  ------------

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
INSURANCE -- 6.5%
AFLAC, Inc.                                                208,300 $ 11,881,432
American International Group, Inc.                         310,100   20,978,265
Berkshire Hathaway, Inc. - Class B *                         3,533   13,962,416
Chubb Corp. (The)                                          788,520   42,296,213
Genworth Financial, Inc. - Class A                         239,100    7,347,543
Hartford Financial Services Group, Inc. (The)               87,000    8,051,850
MBIA, Inc. (a)                                             112,700    6,880,335
Torchmark Corp. (a)                                        103,600    6,456,352
Travelers Cos., Inc. (The)                                 206,600   10,400,244
                                                                   ------------
                                                                    128,254,650
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 1.0%
Liberty Media Corp. - Interactive - Class A *(a)           983,575   18,894,476
                                                                   ------------
MEDIA -- 11.2%
Clear Channel Communications, Inc.                         203,599    7,622,747
Comcast Corp. - Class A *(a)                             2,635,850   63,734,853
Liberty Media Holding Corp. - Class A *                    153,635   19,178,257
News Corp. - Class B (a)                                   718,500   16,805,715
Time Warner, Inc.                                        2,983,902   54,784,441
Viacom, Inc. - Class A *                                 1,514,850   59,033,704
                                                                   ------------
                                                                    221,159,717
                                                                   ------------
METALS & MINING -- 1.2%
Alcoa, Inc.                                                378,200   14,795,184
Newmont Mining Corp. (a)                                   182,400    8,158,752
                                                                   ------------
                                                                     22,953,936
                                                                   ------------
PAPER & FOREST PRODUCTS -- 3.4%
International Paper Co.                                  1,873,940   67,218,228
                                                                   ------------
PERSONAL PRODUCTS -- 1.0%
Procter & Gamble Co. (The)                                 295,200   20,764,368
                                                                   ------------
PHARMACEUTICALS -- 15.2%
Abbott Laboratories                                        610,200   32,718,924
Bristol-Myers Squibb Co.                                 1,721,500   49,613,630
Cardinal Health, Inc.                                      401,300   25,093,289
Eli Lilly & Co.                                            634,400   36,116,392
GlaxoSmithKline Plc (ADR)                                  416,100   22,136,520
Pfizer, Inc.                                             1,193,700   29,162,091
Roche Holding AG (ADR)                                      80,200    7,218,000
Sanofi-Aventis (ADR)                                       138,400    5,870,928
Schering-Plough Corp.                                    1,376,600   43,541,858
Wyeth                                                    1,069,400   47,641,770
                                                                   ------------
                                                                    299,113,402
                                                                   ------------
RETAIL - MULTILINE -- 2.4%
Wal-Mart Stores, Inc.                                    1,080,300   47,155,095
                                                                   ------------
RETAIL - SPECIALTY -- 0.8%
Home Depot, Inc. (The)                                     210,600    6,831,864
Lowe's Cos., Inc.                                          308,600    8,646,972
                                                                   ------------
                                                                     15,478,836
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.0%
Intel Corp.                                                378,800    9,795,768
KLA-Tencor Corp. (a)                                        91,000    5,075,980
Texas Instruments, Inc.                                    163,500    5,982,465
                                                                   ------------
                                                                     20,854,213
                                                                   ------------
SOFTWARE -- 0.7%
Microsoft Corp.                                            496,800   14,635,728
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 4.5%
AT&T, Inc.                                                 661,800   28,000,758

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)


                                                     SHARES /
SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                               ------------ --------------
Cisco Systems, Inc. *                                   167,000 $    5,529,370
Verizon Communications, Inc.                          1,248,600     55,288,008
                                                                --------------
                                                                    88,818,136
                                                                --------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.4%
Telefonaktiebolaget LM Ericsson (ADR)                   181,500      7,223,700
                                                                --------------
TOBACCO -- 1.5%
Altria Group, Inc. (a)                                  418,200     29,077,446
                                                                --------------
Total Common Stocks
  (Cost $1,681,462,323)                                          1,802,083,254
                                                                --------------
SHORT-TERM INVESTMENTS -- 15.1%
Federal Home Loan Bank 4.000%, due 10/01/07        $157,600,000    157,600,000
State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 2.100% to be
  repurchased at $700,839 on 10/01/07
  collateralized by $705,000 FHLB at 4.125% due
  04/18/08 with a value of $714,730.                    700,716        700,716
State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 2.100% to be
  repurchased at $2,280,569 on 10/01/07
  collateralized by $2,255,000 FNMA at 6.000% due
  05/15/08 with a value of $2,325,773.                2,280,170      2,280,170
State Street Bank & Trust Co., Repurchase
  Agreement dated 09/28/07 at 2.100% to be
  repurchased at $87,129 on 10/01/07
  collateralized by $90,000 FNMA at 3.250% due
  08/15/08 with a value of $89,238.                      87,114         87,114
State Street Navigator Securities Lending Prime
  Portfolio (b)                                     136,935,436    136,935,436
                                                                --------------
                                                                   297,603,436
                                                                --------------
Total Short-Term Investments
  (Cost $297,603,436)                                              297,603,436
                                                                --------------
TOTAL INVESTMENTS -- 106.4% (Cost $1,979,065,759#)               2,099,686,690
                                                                --------------
Other Assets and Liabilities (net) -- (6.4)%                      (126,967,620)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,972,719,070
                                                                ==============
--------
PORTFOLIO FOOTNOTES:
*   Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $157,195,401 and $36,574,470 respectively, resulting in a net unrealized appreciation of $120,620,931.
(a) All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
VAN KAMPEN MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 97.4%
AIRLINES -- 1.4%
UAL Corp. *(a)                                               32,262 $ 1,501,151
                                                                    -----------
BIOTECHNOLOGY -- 1.0%
Illumina, Inc. *(a)                                          20,654   1,071,530
                                                                    -----------
BUILDING MATERIALS -- 2.1%
Li & Fung, Ltd.                                             530,000   2,244,847
                                                                    -----------
BUILDING PRODUCTS -- 1.2%
Texas Industries, Inc. (a)                                   15,871   1,245,873
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 16.9%
Apollo Group, Inc.--Class A *                                36,675   2,206,001
ChoicePoint, Inc. *(a)                                       39,425   1,494,996
Corporate Executive Board Co. (a)                            39,280   2,916,147
Iron Mountain, Inc. *(a)                                     49,154   1,498,214
Monster Worldwide, Inc. *(a)                                 50,690   1,726,502
Moody's Corp.                                                31,372   1,581,149
Nalco Holding Co.                                            96,897   2,872,996
Stericycle, Inc. *                                           42,751   2,443,647
Weight Watchers International, Inc. (a)                      17,196     989,802
                                                                    -----------
                                                                     17,729,454
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 2.2%
Aecom Technology Corp. *                                     21,751     759,762
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)          27,890   1,522,794
                                                                    -----------
                                                                      2,282,556
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
Itron, Inc. *(a)                                             11,639   1,083,242
                                                                    -----------
FINANCIAL - DIVERSIFIED -- 5.6%
Calamos Asset Management, Inc.--Class A (a)                  50,720   1,431,826
Freedom Acquisition Holding, Inc. *(a)                       45,543     512,359
IntercontinentalExchange, Inc. *(a)                          11,195   1,700,520
Janus Capital Group, Inc. (a)                                78,212   2,211,835
                                                                    -----------
                                                                      5,856,540
                                                                    -----------
FOOD & DRUG RETAILING -- 2.5%
Chipotle Mexican Grill, Inc. *(a)                            12,006   1,284,642
Wendy's International, Inc. (a)                              36,841   1,286,119
                                                                    -----------
                                                                      2,570,761
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
Gen-Probe, Inc. *                                            30,718   2,045,204
Techne Corp. *                                               33,737   2,128,130
                                                                    -----------
                                                                      4,173,334
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 5.4%
Choice Hotels International, Inc.                            23,406     881,704
Wynn Resorts, Ltd. (a)                                       30,633   4,826,535
                                                                    -----------
                                                                      5,708,239
                                                                    -----------
HOUSEHOLD DURABLES -- 1.6%
Desarrolladora Homex S.A. de CV (ADR) *(a)                   16,407     910,588
NVR, Inc. *(a)                                                1,712     805,068
                                                                    -----------
                                                                      1,715,656
                                                                    -----------
INSURANCE -- 3.6%
Alleghany Corp. *(a)                                          3,383   1,373,498
Brown & Brown, Inc. (a)                                      13,545     356,234
Leucadia National Corp. (a)                                  42,541   2,051,327
                                                                    -----------
                                                                      3,781,059
                                                                    -----------

MET INVESTORS SERIES TRUST
VAN KAMPEN MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

                                                        SHARES /
SECURITY DESCRIPTION                                   PAR AMOUNT     VALUE
--------------------                                   ----------- ------------
INTERNET SOFTWARE & SERVICES -- 9.4%
Baidu.com (ADR) *(a)                                         9,420 $  2,728,503
Ctrip.com International, Ltd. (ADR)                         25,431    1,317,326
Equinix, Inc. *(a)                                          20,915    1,854,951
NHN Corp. *                                                  7,392    1,700,860
Tencent Holdings, Ltd.                                     342,000    2,213,269
                                                                   ------------
                                                                      9,814,909
                                                                   ------------
MEDIA -- 8.1%
Aeroplan Income Fund                                       143,361    3,202,111
Discovery Holding Co. *                                     59,079    1,704,429
Focus Media Holding, Ltd. (ADR) *(a)                        24,311    1,410,524
Grupo Televisa S.A. (ADR)                                   90,746    2,193,331
                                                                   ------------
                                                                      8,510,395
                                                                   ------------
OIL & GAS -- 7.7%
Questar Corp.                                               27,908    1,466,007
Southwestern Energy Co. *                                   54,050    2,261,992
Ultra Petroleum Corp. *                                     70,367    4,365,569
                                                                   ------------
                                                                      8,093,568
                                                                   ------------
REAL ESTATE -- 2.9%
Brookfield Asset Management, Inc.--Class A                  38,440    1,479,940
Forest City Enterprises, Inc.--Class A (a)                  29,129    1,606,756
                                                                   ------------
                                                                      3,086,696
                                                                   ------------
RETAIL--SPECIALTY -- 5.1%
Abercrombie & Fitch Co.--Class A (a)                        36,433    2,940,143
AutoZone, Inc. *(a)                                         11,244    1,305,878
Under Armour, Inc.--Class A *(a)                            17,487    1,046,073
                                                                   ------------
                                                                      5,292,094
                                                                   ------------
SOFTWARE -- 5.5%
Autodesk, Inc. *                                            20,752    1,036,977
Global Payments, Inc.                                       35,095    1,551,901
MasterCard, Inc.--Class A (a)                               10,706    1,584,167
Salesforce.com, Inc. *(a)                                   30,171    1,548,376
                                                                   ------------
                                                                      5,721,421
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.9%
SAVVIS, Inc. *(a)                                           23,681      918,349
                                                                   ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 4.4%
Crown Castle International Corp. *                          37,909    1,540,243
NII Holdings, Inc. *                                        37,315    3,065,427
                                                                   ------------
                                                                      4,605,670
                                                                   ------------
TRANSPORTATION -- 4.9%
C.H. Robinson Worldwide, Inc. (a)                           52,184    2,833,069
Expeditors International of Washington, Inc.                48,242    2,281,847
                                                                   ------------
                                                                      5,114,916
                                                                   ------------
Total Common Stocks
  (Cost $85,975,806)                                                102,122,260
                                                                   ------------
SHORT-TERM INVESTMENTS -- 28.8%
State Street Bank & Trust Co., Repurchase Agreement
  dated 09/28/07 at 2.100% to be repurchased at
  $3,656,640 on 10/01/07 collateralized by $3,735,000
  FHLB at 4.375% due 09/17/10 with a value of
  $3,731,239.                                          $ 3,656,000    3,656,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                         26,616,391   26,616,391
                                                                   ------------
Total Short-Term Investments
  (Cost $30,272,391)                                                 30,272,391
                                                                   ------------

MET INVESTORS SERIES TRUST
VAN KAMPEN MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
September 30, 2007
(Percentage of Net Assets)

SECURITY DESCRIPTION                                             VALUE
--------------------                                         ------------
TOTAL INVESTMENTS -- 126.2%
    (Cost $116,248,197#)                                     $132,394,651
                                                             ------------
Other Assets and Liabilities (net) -- (26.2)%                 (27,525,497)
                                                             ------------
TOTAL NET ASSETS -- 100.0%                                   $104,869,154
                                                             ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $18,045,602 and $1,899,148 respectively, resulting in a net unrealized appreciation of $16,146,454.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt
FHLB - Federal Home Loan Bank

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: November 14, 2007

    /s/ Jeffrey A. Tupper
By: -------------------------
    Jeffrey A. Tupper
    Chief Financial Officer
    and Treasurer

Date: November 14, 2007